UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05361

Variable Insurance Products Fund V
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.,

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2015

This report on Form N-CSR relates solely to the Registrant's VIP Asset Manager Portfolio, VIP Asset Manager: Growth Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio, VIP Freedom 2050 Portfolio, VIP Freedom Income Portfolio, VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, VIP Freedom Lifetime Income III Portfolio, VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 60%, VIP FundsManager 70% Portfolio, VIP FundsManager 85% Portfolio, VIP Investment Grade Bond Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio, VIP Investor Freedom 2030 Portfolio, VIP Investor Freedom Income Portfolio,VIP Strategic Income Portfolio and VIP Target Volatility Portfolio series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Proxy Voting Results

Fidelity® Variable Insurance Products:

Asset Manager Portfolio

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Initial Class	.62%
Actual		$ 1,000.00	$ 1,033.50	$ 3.13
HypotheticalA		$ 1,000.00	$ 1,021.72	$ 3.11
Service Class	.73%
Actual		$ 1,000.00	$ 1,033.10	$ 3.68
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 3.66
Service Class 2.88%
Actual		$ 1,000.00	$ 1,032.90	$ 4.44
HypotheticalA		$ 1,000.00	$ 1,020.43	$ 4.41
Investor Class	.70%
Actual		$ 1,000.00	$ 1,033.10	$ 3.53
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .13%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Stocks as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.8	1.5
Gilead Sciences, Inc.	1.1	0.9
Celgene Corp.	1.0	0.9
Medivation, Inc.	0.9	0.9
American Airlines Group, Inc.	0.9	1.2
	5.7
Top Five Bond Issuers as of June 30, 2015
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	8.9	11.4
Fannie Mae	5.0	4.1
Freddie Mac	1.3	1.6
Ginnie Mae	1.3	1.4
Citigroup, Inc.	1.0	0.4
	17.5
Top Five Market Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.3	15.4
Health Care	15.0	12.5
Consumer Discretionary	12.0	12.5
Information Technology	7.5	8.3
Industrials	6.4	7.0
Asset Allocation (% of fund's net assets)
As of June 30, 2015*		As of December 31, 2014**
	Stock Class and Equity Futures*** 51.4%		Stock Class and Equity Futures**** 53.7%
	Bond Class 44.7%		Bond Class 41.3%
	Short-Term Class 3.9%		Short-Term Class 5.0%
* Foreign investments	27.0%	** Foreign investments	23.5%

*** Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%
**** Includes investment in Fidelity Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 36.2%
	Shares	Value
CONSUMER DISCRETIONARY - 8.4%
Auto Components - 0.5%
Delphi Automotive PLC	66,300	$ 5,641,467
Visteon Corp. (a)	5,300	556,394
		6,197,861
Automobiles - 0.9%
Ford Motor Co.	375,400	5,634,754
General Motors Co.	173,500	5,782,755
		11,417,509
Hotels, Restaurants & Leisure - 0.8%
Chipotle Mexican Grill, Inc. (a)	8,200	4,960,918
Fiesta Restaurant Group, Inc. (a)	41,400	2,070,000
Hilton Worldwide Holdings, Inc. (a)	66,100	1,821,055
Papa John's International, Inc.	27,600	2,086,836
		10,938,809
Household Durables - 2.2%
Barratt Developments PLC	251,700	2,430,247
Bellway PLC	50,500	1,882,138
D.R. Horton, Inc.	197,100	5,392,656
Harman International Industries, Inc.	32,500	3,865,550
KB Home (d)	280,800	4,661,280
Newell Rubbermaid, Inc.	39,000	1,603,290
PulteGroup, Inc.	252,100	5,079,815
Taylor Morrison Home Corp. (a)	52,000	1,058,720
Taylor Wimpey PLC	411,500	1,201,326
Whirlpool Corp.	15,200	2,630,360
		29,805,382
Internet & Catalog Retail - 0.4%
Priceline Group, Inc. (a)	4,500	5,181,165
Vipshop Holdings Ltd. ADR (a)	20,300	451,675
		5,632,840
Leisure Products - 0.1%
Vista Outdoor, Inc. (a)	33,000	1,481,700
Media - 1.1%
ITV PLC	631,700	2,613,407
Liberty Global PLC Class C (a)	20,400	1,032,852
Naspers Ltd. Class N	30,600	4,766,316
Time Warner, Inc.	68,600	5,996,326
		14,408,901
Multiline Retail - 0.4%
Burlington Stores, Inc. (a)	41,500	2,124,800
Macy's, Inc.	38,000	2,563,860
		4,688,660
Specialty Retail - 1.4%
Cabela's, Inc. Class A (a)(d)	41,200	2,059,176
Home Depot, Inc.	60,800	6,756,704
Lowe's Companies, Inc.	94,200	6,308,574
TJX Companies, Inc.	49,600	3,282,032
		18,406,486

	Shares	Value
Textiles, Apparel & Luxury Goods - 0.6%
Michael Kors Holdings Ltd. (a)	116,863	$ 4,918,764
Pandora A/S	9,500	1,020,712
VF Corp.	32,200	2,245,628
		8,185,104
TOTAL CONSUMER DISCRETIONARY		111,163,252
CONSUMER STAPLES - 1.5%
Beverages - 0.6%
Monster Beverage Corp. (a)	62,200	8,336,044
Food & Staples Retailing - 0.3%
CVS Health Corp.	36,300	3,807,144
Food Products - 0.4%
Keurig Green Mountain, Inc.	69,000	5,287,470
Tobacco - 0.2%
Imperial Tobacco Group PLC	38,615	1,860,866
TOTAL CONSUMER STAPLES		19,291,524
ENERGY - 0.8%
Energy Equipment & Services - 0.0%
Independence Contract Drilling, Inc.	40,000	354,800
Oil, Gas & Consumable Fuels - 0.8%
Anadarko Petroleum Corp.	12,100	944,526
Canadian Natural Resources Ltd.	27,500	746,397
Cheniere Energy, Inc. (a)	7,800	540,228
Cimarex Energy Co.	13,900	1,533,309
Cobalt International Energy, Inc. (a)	63,100	612,701
Continental Resources, Inc. (a)	29,800	1,263,222
EOG Resources, Inc.	24,900	2,179,995
GasLog Ltd.	78,400	1,564,080
Genel Energy PLC (a)	90,600	721,741
Phillips 66 Co.	5,100	410,856
		10,517,055
TOTAL ENERGY		10,871,855
FINANCIALS - 2.2%
Banks - 0.5%
Bank of America Corp.	403,700	6,870,974
Capital Markets - 1.2%
Ameriprise Financial, Inc.	24,000	2,998,320
BlackRock, Inc. Class A	10,800	3,736,584
Morgan Stanley	103,800	4,026,402
The Blackstone Group LP	119,700	4,892,139
		15,653,445
Consumer Finance - 0.3%
Springleaf Holdings, Inc. (a)	80,400	3,691,164
Diversified Financial Services - 0.2%
McGraw Hill Financial, Inc.	34,700	3,485,615
TOTAL FINANCIALS		29,701,198
Common Stocks - continued
	Shares	Value
HEALTH CARE - 12.2%
Biotechnology - 7.4%
Acorda Therapeutics, Inc. (a)	70,900	$ 2,363,097
Actelion Ltd.	28,428	4,159,528
Alexion Pharmaceuticals, Inc. (a)	49,200	8,893,884
Alnylam Pharmaceuticals, Inc. (a)	16,400	1,965,868
Amgen, Inc.	35,500	5,449,960
Amicus Therapeutics, Inc. (a)	59,100	836,265
ARIAD Pharmaceuticals, Inc. (a)(d)	184,900	1,529,123
BioCryst Pharmaceuticals, Inc. (a)(d)	153,100	2,285,783
Biogen, Inc. (a)	4,500	1,817,730
BioMarin Pharmaceutical, Inc. (a)	28,200	3,857,196
bluebird bio, Inc. (a)	1,900	319,903
Celgene Corp. (a)	117,000	13,540,995
Celldex Therapeutics, Inc. (a)(d)	43,100	1,086,982
Clovis Oncology, Inc. (a)	18,400	1,616,992
Dyax Corp. (a)	46,000	1,219,000
Genmab A/S (a)	34,900	3,035,281
Gilead Sciences, Inc.	120,600	14,119,848
Intercept Pharmaceuticals, Inc. (a)	24,010	5,795,534
Medivation, Inc. (a)	104,200	11,899,640
Medy-Tox, Inc.	2,176	1,082,597
Novavax, Inc. (a)	53,100	591,534
Puma Biotechnology, Inc. (a)	9,500	1,109,125
Receptos, Inc. (a)	10,100	1,919,505
Regeneron Pharmaceuticals, Inc. (a)	5,300	2,703,689
TESARO, Inc. (a)	20,000	1,175,800
United Therapeutics Corp. (a)	21,800	3,792,110
		98,166,969
Health Care Equipment & Supplies - 0.1%
Innocoll AG ADR (a)	91,900	1,351,849
Neovasc, Inc. (a)	65,300	446,652
		1,798,501
Health Care Providers & Services - 1.4%
Aetna, Inc.	22,400	2,855,104
Cigna Corp.	23,800	3,855,600
Express Scripts Holding Co. (a)	55,400	4,927,276
HCA Holdings, Inc. (a)	30,100	2,730,672
UnitedHealth Group, Inc.	33,100	4,038,200
		18,406,852
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	8,900	1,943,404
Pharmaceuticals - 3.2%
Achaogen, Inc. (a)(d)	27,600	166,428
Akorn, Inc. (a)(d)	43,100	1,881,746
Allergan PLC (a)	31,900	9,680,374
Bristol-Myers Squibb Co.	59,400	3,952,476
Jazz Pharmaceuticals PLC (a)	27,700	4,877,139
Mallinckrodt PLC (a)	46,100	5,426,892
Ocular Therapeutix, Inc.	86,900	1,827,507
Pacira Pharmaceuticals, Inc. (a)	45,800	3,238,976

	Shares	Value
Relypsa, Inc. (a)	37,700	$ 1,247,493
Shire PLC	22,400	1,799,830
Supernus Pharmaceuticals, Inc. (a)	30,600	519,588
Tetraphase Pharmaceuticals, Inc. (a)	45,600	2,163,264
Valeant Pharmaceuticals International (Canada) (a)	25,800	5,723,303
		42,505,016
TOTAL HEALTH CARE		162,820,742
INDUSTRIALS - 3.9%
Aerospace & Defense - 1.2%
Huntington Ingalls Industries, Inc.	26,700	3,006,153
Orbital ATK, Inc.	11,300	828,968
Textron, Inc.	23,800	1,062,194
The Boeing Co.	76,100	10,556,592
TransDigm Group, Inc.	5,600	1,258,152
		16,712,059
Airlines - 2.4%
American Airlines Group, Inc.	280,000	11,181,800
Delta Air Lines, Inc.	164,325	6,750,471
Southwest Airlines Co.	213,000	7,048,170
United Continental Holdings, Inc. (a)	131,100	6,949,611
		31,930,052
Construction & Engineering - 0.1%
Hyundai Industrial Development & Construction Co.	12,361	730,911
Professional Services - 0.2%
Robert Half International, Inc.	38,700	2,147,850
TOTAL INDUSTRIALS		51,520,872
INFORMATION TECHNOLOGY - 6.5%
Communications Equipment - 0.2%
Arista Networks, Inc. (d)	29,000	2,370,460
Internet Software & Services - 1.8%
58.com, Inc. ADR (a)	35,500	2,274,130
Akamai Technologies, Inc. (a)	19,900	1,389,418
Alibaba Group Holding Ltd. sponsored ADR	47,500	3,907,825
Baidu.com, Inc. sponsored ADR (a)	7,400	1,473,192
Cornerstone OnDemand, Inc. (a)	39,500	1,374,600
Facebook, Inc. Class A (a)	106,621	9,144,350
Just Dial Ltd.	29,117	581,303
Tencent Holdings Ltd.	223,100	4,461,226
		24,606,044
IT Services - 1.1%
FleetCor Technologies, Inc. (a)	16,700	2,606,202
MasterCard, Inc. Class A	38,100	3,561,588
Visa, Inc. Class A	124,700	8,373,605
		14,541,395
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.9%
NXP Semiconductors NV (a)	106,400	$ 10,448,480
Qorvo, Inc. (a)	22,600	1,814,102
		12,262,582
Software - 0.6%
Adobe Systems, Inc. (a)	62,900	5,095,529
Fleetmatics Group PLC (a)	32,600	1,526,658
King Digital Entertainment PLC (d)	86,300	1,229,775
Mobileye NV (a)	12,900	685,893
		8,537,855
Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	184,600	23,153,455
Nimble Storage, Inc. (a)(d)	53,000	1,487,180
		24,640,635
TOTAL INFORMATION TECHNOLOGY		86,958,971
MATERIALS - 0.5%
Chemicals - 0.2%
CF Industries Holdings, Inc.	13,000	835,640
LyondellBasell Industries NV Class A	9,500	983,440
Novozymes A/S Series B	10,300	489,611
The Dow Chemical Co.	18,700	956,879
		3,265,570
Containers & Packaging - 0.3%
Rock-Tenn Co. Class A	35,400	2,131,080
Sealed Air Corp.	29,100	1,495,158
		3,626,238
TOTAL MATERIALS		6,891,808
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)	82,400	2,410,200
TOTAL COMMON STOCKS (Cost $333,110,682)		481,630,422
Fixed-Income Funds - 45.3%

Fidelity Emerging Markets Debt Central Fund (e)	658,019	6,264,341
Fidelity Floating Rate Central Fund (e)	128,342	13,506,693
Fidelity High Income Central Fund 1 (e)	518,528	52,008,364

	Shares	Value
Fidelity Inflation-Protected Bond Index Central Fund (a)(e)	229,456	$ 22,716,109
Fidelity VIP Investment Grade Central Fund (e)	4,825,127	508,568,414
TOTAL FIXED-INCOME FUNDS (Cost $586,861,979)		603,063,921
Equity Funds - 15.6%

Domestic Equity Funds - 1.2%
Fidelity Commodity Strategy Central Fund (e)	348,691	2,695,379
Fidelity Real Estate Equity Central Fund (e)	143,703	13,753,802
TOTAL DOMESTIC EQUITY FUNDS		16,449,181
International Equity Funds - 14.4%
Fidelity Emerging Markets Equity Central Fund (e)	32,511	6,682,979
Fidelity International Equity Central Fund (e)	2,112,094	171,544,266
iShares MSCI EAFE Index ETF	202,755	12,872,915
TOTAL INTERNATIONAL EQUITY FUNDS		191,100,160
TOTAL EQUITY FUNDS (Cost $203,259,843)		207,549,341
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 0.15% (b)	44,818,554	44,818,554
Fidelity Money Market Central Fund, 0.30% (b)	2,393,780	2,393,780
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	7,839,000	7,839,000
TOTAL MONEY MARKET FUNDS (Cost $55,051,334)		55,051,334
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $1,178,283,838)		1,347,295,018
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(15,458,965)
NET ASSETS - 100%		$ 1,331,836,053
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 31,518
Fidelity Emerging Markets Debt Central Fund	206,366
Fidelity Emerging Markets Equity Central Fund	7,808
Fidelity Floating Rate Central Fund	566,421
Fidelity High Income Central Fund 1	1,561,972
Fidelity International Equity Central Fund	3,140,141
Fidelity Money Market Central Fund	946
Fidelity Real Estate Equity Central Fund	159,968
Fidelity Securities Lending Cash Central Fund	75,109
Fidelity VIP Investment Grade Central Fund	6,909,286
Total	$ 12,659,535
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 2,903,260	$ 29,452	$ 180,687	$ 2,695,379	0.8%
Fidelity Emerging Markets Debt Central Fund	6,277,486	255,470	301,149	6,264,341	5.8%
Fidelity Emerging Markets Equity Central Fund	24,989,164	206,681	18,805,550	6,682,979	5.3%
Fidelity Floating Rate Central Fund	26,416,003	752,888	13,972,454	13,506,693	0.8%
Fidelity High Income Central Fund 1	44,761,978	8,829,187	2,259,810	52,008,364	5.6%
Fidelity Inflation-Protected Bond Index Central Fund	15,287,008	8,108,497	768,558	22,716,109	5.4%
Fidelity International Equity Central Fund	160,007,751	10,890,938	8,164,503	171,544,266	5.6%
Fidelity Real Estate Equity Central Fund	8,972,891	6,669,052	694,445	13,753,802	5.4%
Fidelity VIP Investment Grade Central Fund	487,922,319	71,205,975	44,303,903	508,568,414	10.6%
Total	$ 777,537,860	$ 106,948,140	$ 89,451,059	$ 797,740,347
Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 111,163,252	$ 111,163,252	$ -	$ -
Consumer Staples	19,291,524	19,291,524	-	-
Energy	10,871,855	10,871,855	-	-
Financials	29,701,198	29,701,198	-	-
Health Care	162,820,742	161,020,912	1,799,830	-
Industrials	51,520,872	51,520,872	-	-
Information Technology	86,958,971	82,497,745	4,461,226	-
Materials	6,891,808	6,891,808	-	-
Utilities	2,410,200	2,410,200	-	-
Fixed-Income Funds	603,063,921	603,063,921	-	-
Money Market Funds	55,051,334	55,051,334	-	-
Equity Funds	207,549,341	207,549,341	-	-
Total Investments in Securities:	$ 1,347,295,018	$ 1,341,033,962	$ 6,261,056	$ -

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds. Percentages in the below tables are adjusted for the effect of TBA Sale Commitments.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	16.5%
AAA,AA,A	9.4%
BBB	11.5%
BB	4.3%
B	2.5%
CCC,CC,C	0.5%
D	0.0%*
Not Rated	0.6%
Equities	51.5%
Short-Term Investments and Net Other Assets	3.2%
100.0%
* Amount represents less than 0.1%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	73.0%
United Kingdom	5.2%
Japan	2.8%
Ireland	2.2%
Netherlands	2.1%
Cayman Islands	1.5%
France	1.4%
Canada	1.2%
Switzerland	1.2%
Germany	1.2%
Others (Individually Less Than 1%)	8.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,813,153) - See accompanying schedule: Unaffiliated issuers (cost $345,995,889)	$ 494,503,337
Fidelity Central Funds (cost $832,287,949)	852,791,681
Total Investments (cost $1,178,283,838)		$ 1,347,295,018
Receivable for investments sold		1,420,053
Receivable for fund shares sold		177,693
Dividends receivable		217,306
Distributions receivable from Fidelity Central Funds		18,021
Other receivables		59,074
Total assets		1,349,187,165

Liabilities
Payable for investments purchased	$ 6,751,653
Payable for fund shares redeemed	1,978,767
Accrued management fee	559,610
Distribution and service plan fees payable	6,459
Other affiliated payables	135,418
Other payables and accrued expenses	80,205
Collateral on securities loaned, at value	7,839,000
Total liabilities		17,351,112

Net Assets		$ 1,331,836,053
Net Assets consist of:
Paid in capital		$ 1,109,999,883
Undistributed net investment income		10,991,615
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		41,833,011
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		169,011,544
Net Assets		$ 1,331,836,053

Statement of Assets and Liabilities - continued

June 30, 2015 (Unaudited)

Initial Class:
Net Asset Value, offering price and redemption price per share ($1,099,231,754 ÷ 66,406,440 shares)	$ 16.55

Service Class:
Net Asset Value, offering price and redemption price per share ($7,032,919 ÷ 428,258 shares)	$ 16.42

Service Class 2:
Net Asset Value, offering price and redemption price per share ($27,829,566 ÷ 1,717,279 shares)	$ 16.21

Investor Class:
Net Asset Value, offering price and redemption price per share ($197,741,814 ÷ 12,010,690 shares)	$ 16.46

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Dividends		$ 2,723,177
Interest		31
Income from Fidelity Central Funds		12,659,535
Total income		15,382,743

Expenses
Management fee	$ 3,375,756
Transfer agent fees	528,074
Distribution and service plan fees	39,181
Accounting and security lending fees	274,524
Custodian fees and expenses	11,999
Independent trustees' compensation	2,803
Appreciation in deferred trustee compensation account	81
Audit	27,838
Legal	5,608
Miscellaneous	69,955
Total expenses before reductions	4,335,819
Expense reductions	(21,455)	4,314,364
Net investment income (loss)		11,068,379
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	41,289,599
Fidelity Central Funds	(1,608,880)
Foreign currency transactions	16,096
Futures contracts	(3,598)
Total net realized gain (loss)		39,693,217
Change in net unrealized appreciation (depreciation) on: Investment securities	(5,490,166)
Assets and liabilities in foreign currencies	566
Futures contracts	(412,705)
Total change in net unrealized appreciation (depreciation)		(5,902,305)
Net gain (loss)		33,790,912
Net increase (decrease) in net assets resulting from operations		$ 44,859,291

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,068,379	$ 20,727,295
Net realized gain (loss)	39,693,217	78,006,239
Change in net unrealized appreciation (depreciation)	(5,902,305)	(22,425,069)
Net increase (decrease) in net assets resulting from operations	44,859,291	76,308,465
Distributions to shareholders from net investment income	(694,284)	(20,072,700)
Distributions to shareholders from net realized gain	(89,022,647)	(62,505,726)
Total distributions	(89,716,931)	(82,578,426)
Share transactions - net increase (decrease)	43,639,922	1,239,935
Total increase (decrease) in net assets	(1,217,718)	(5,030,026)

Net Assets
Beginning of period	1,333,053,771	1,338,083,797
End of period (including undistributed net investment income of $10,991,615 and undistributed net investment income of $617,520, respectively)	$ 1,331,836,053	$ 1,333,053,771

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.15	$ 17.24	$ 15.17	$ 13.80	$ 14.54	$ 13.00
Income from Investment Operations
Net investment income (loss) E	.14	.27	.23	.23	.28	.23
Net realized and unrealized gain (loss)	.42	.72	2.15	1.49	(.66)	1.62
Total from investment operations	.56	.99	2.38	1.72	(.38)	1.85
Distributions from net investment income	(.01)	(.27)	(.26)	(.24)	(.29)	(.24)
Distributions from net realized gain	(1.15)	(.81)	(.04)	(.11)	(.07)	(.07)
Total distributions	(1.16)	(1.08)	(.31) I	(.35)	(.36)	(.31)
Net asset value, end of period	$ 16.55	$ 17.15	$ 17.24	$ 15.17	$ 13.80	$ 14.54
Total ReturnB, C, D	3.35%	5.83%	15.71%	12.48%	(2.56)%	14.26%
Ratios to Average Net Assets F, H
Expenses before reductions	.62%A	.61%	.62%	.63%	.63%	.63%
Expenses net of fee waivers, if any	.62%A	.61%	.62%	.63%	.63%	.63%
Expenses net of all reductions	.62%A	.61%	.61%	.62%	.62%	.62%
Net investment income (loss)	1.65%A	1.54%	1.40%	1.57%	1.91%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,099,232	$ 1,117,675	$ 1,160,093	$ 1,114,021	$ 1,108,494	$ 1,279,306
Portfolio turnover rateG	41% A	30%	41%	47%	56%	54%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .13%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $.31 per share is comprised of distributions from net investment income of $.264 and distributions from net realized gain of $.041 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.03	$ 17.13	$ 15.08	$ 13.71	$ 14.45	$ 12.92
Income from Investment Operations
Net investment income (loss) E	.13	.25	.21	.21	.26	.22
Net realized and unrealized gain (loss)	.42	.71	2.13	1.49	(.65)	1.60
Total from investment operations	.55	.96	2.34	1.70	(.39)	1.82
Distributions from net investment income	(.01)	(.25)	(.24)	(.22)	(.28)	(.22)
Distributions from net realized gain	(1.15)	(.81)	(.04)	(.11)	(.07)	(.07)
Total distributions	(1.16)	(1.06)	(.29) I	(.33)	(.35)	(.29)
Net asset value, end of period	$ 16.42	$ 17.03	$ 17.13	$ 15.08	$ 13.71	$ 14.45
Total ReturnB, C, D	3.31%	5.69%	15.53%	12.43%	(2.69)%	14.14%
Ratios to Average Net Assets F, H
Expenses before reductions	.73%A	.73%	.74%	.74%	.75%	.75%
Expenses net of fee waivers, if any	.73%A	.73%	.73%	.74%	.74%	.74%
Expenses net of all reductions	.73%A	.73%	.73%	.73%	.74%	.73%
Net investment income (loss)	1.55%A	1.43%	1.28%	1.45%	1.79%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,033	$ 6,990	$ 7,970	$ 8,429	$ 8,042	$ 8,613
Portfolio turnover rateG	41% A	30%	41%	47%	56%	54%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .13%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $.29 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.041 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.83	$ 16.94	$ 14.92	$ 13.57	$ 14.30	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.12	.22	.18	.19	.24	.19
Net realized and unrealized gain (loss)	.42	.70	2.10	1.47	(.65)	1.59
Total from investment operations	.54	.92	2.28	1.66	(.41)	1.78
Distributions from net investment income	(.01)	(.22)	(.22)	(.19)	(.25)	(.20)
Distributions from net realized gain	(1.15)	(.81)	(.04)	(.11)	(.07)	(.07)
Total distributions	(1.16)	(1.03)	(.26)	(.31) I	(.32)	(.27)
Net asset value, end of period	$ 16.21	$ 16.83	$ 16.94	$ 14.92	$ 13.57	$ 14.30
Total ReturnB, C, D	3.29%	5.54%	15.34%	12.24%	(2.82)%	13.96%
Ratios to Average Net Assets F, H
Expenses before reductions	.88%A	.88%	.88%	.89%	.90%	.90%
Expenses net of fee waivers, if any	.88%A	.88%	.88%	.89%	.89%	.89%
Expenses net of all reductions	.87%A	.87%	.88%	.88%	.89%	.88%
Net investment income (loss)	1.40%A	1.28%	1.14%	1.30%	1.64%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,830	$ 28,230	$ 31,119	$ 29,966	$ 32,508	$ 39,148
Portfolio turnover rateG	41% A	30%	41%	47%	56%	54%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .13%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $.31 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.113 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.07	$ 17.17	$ 15.11	$ 13.74	$ 14.49	$ 12.96
Income from Investment Operations
Net investment income (loss) E	.13	.25	.21	.22	.27	.22
Net realized and unrealized gain (loss)	.42	.72	2.14	1.49	(.67)	1.61
Total from investment operations	.55	.97	2.35	1.71	(.40)	1.83
Distributions from net investment income	(.01)	(.26)	(.25)	(.22)	(.28)	(.23)
Distributions from net realized gain	(1.15)	(.81)	(.04)	(.11)	(.07)	(.07)
Total distributions	(1.16)	(1.07)	(.29)	(.34) I	(.35)	(.30)
Net asset value, end of period	$ 16.46	$ 17.07	$ 17.17	$ 15.11	$ 13.74	$ 14.49
Total ReturnB, C, D	3.31%	5.73%	15.62%	12.44%	(2.72)%	14.16%
Ratios to Average Net Assets F, H
Expenses before reductions	.70%A	.70%	.71%	.71%	.71%	.72%
Expenses net of fee waivers, if any	.70%A	.70%	.70%	.71%	.71%	.71%
Expenses net of all reductions	.70%A	.69%	.70%	.70%	.70%	.70%
Net investment income (loss)	1.57%A	1.46%	1.31%	1.48%	1.82%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 197,742	$ 180,160	$ 138,902	$ 111,985	$ 103,290	$ 98,171
Portfolio turnover rateG	41% A	30%	41%	47%	56%	54%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .13%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $.34 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $.113 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

1. Organization.

VIP Asset Manager Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swaps	.04%
Fidelity Emerging Markets Debt Central Fund	FMR Co., Inc. (FMRC)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures Restricted Securities	.13%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures Restricted Securities	.01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	.00%**
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	.00%**
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.	Repurchase Agreements Restricted Securities	.00%**
Fidelity VIP Investment Grade Central Fund	FIMM	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swaps	.00%**

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Real Estate Equity Central Fund	FMRC	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.	n/a	.01%
Fidelity Money Market Central Funds	FIMM	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	.00%**

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

** Amount represents less than .01%.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures contracts, foreign currency transactions, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 208,676,808
Gross unrealized depreciation	(27,540,944)
Net unrealized appreciation (depreciation) on securities	$ 181,135,864

Tax cost	$ 1,166,159,154

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

During the period the Fund recognized net realized gain (loss) of $(3,598) and a change in net unrealized appreciation (depreciation) of $(412,705) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, aggregated $269,772,176 and $292,203,645, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .50% of the Fund's average net assets.

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 3,495
Service Class 2	35,686
$ 39,181

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% (.15% for Investor Class) of class-level average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 373,620
Service Class	2,509
Service Class 2	10,026
Investor Class	141,919
$ 528,074

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,340 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,062 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $482,266. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $75,109, including $3,064 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $17,776 for the period.

In addition, the investment adviser reimbursed and/or waived a portion of the Fund's operating expenses, including certain Investor Class expenses, during the period in the amount of $3,679.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015	Year ended December 31, 2014
From net investment income
Initial Class	$ 579,365	$ 16,978,850
Service Class	3,537	99,193
Service Class 2	15,021	361,806
Investor Class	96,361	2,632,851
Total	$ 694,284	$ 20,072,700
From net realized gain
Initial Class	$ 74,287,458	$ 53,648,905
Service Class	453,585	372,743
Service Class 2	1,925,964	1,456,505
Investor Class	12,355,640	7,027,573
Total	$ 89,022,647	$ 62,505,726

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Initial Class
Shares sold	831,137	1,808,578	$ 13,974,230	$ 31,420,590
Reinvestment of distributions	4,567,835	4,129,526	74,866,823	70,627,755
Shares redeemed	(4,171,115)	(8,040,509)	(70,127,191)	(139,554,070)
Net increase (decrease)	1,227,857	(2,102,405)	$ 18,713,862	$ (37,505,725)
Service Class
Shares sold	30,044	45,635	$ 504,876	$ 786,518
Reinvestment of distributions	28,113	27,797	457,122	471,936
Shares redeemed	(40,341)	(128,226)	(681,700)	(2,208,854)
Net increase (decrease)	17,816	(54,794)	$ 280,298	$ (950,400)
Service Class 2
Shares sold	102,550	254,702	$ 1,697,162	$ 4,344,583
Reinvestment of distributions	120,858	108,382	1,940,985	1,818,311
Shares redeemed	(183,264)	(522,612)	(3,020,727)	(8,894,554)
Net increase (decrease)	40,144	(159,528)	$ 617,420	$ (2,731,660)
Investor Class
Shares sold	1,086,848	2,538,511	$ 18,220,014	$ 43,815,932
Reinvestment of distributions	763,926	567,223	12,452,001	9,660,424
Shares redeemed	(395,492)	(640,042)	(6,643,673)	(11,048,636)
Net increase (decrease)	1,455,282	2,465,692	$ 24,028,342	$ 42,427,720

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 36% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 28% of the total outstanding shares of the Fund.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	24,469,831,790.28	97.003
Withheld	756,086,184.43	2.997
TOTAL	25,225,917,974.71	100.000
John Engler
Affirmative	24,404,438,415.74	96.744
Withheld	821,479,558.97	3.256
TOTAL	25,225,917,974.71	100.000
Albert R. Gamper, Jr.
Affirmative	24,431,670,090.08	96.852
Withheld	794,247,884.63	3.148
TOTAL	25,225,917,974.71	100.000
Robert F. Gartland
Affirmative	24,472,637,370.54	97.014
Withheld	753,280,604.17	2.986
TOTAL	25,225,917,974.71	100.000
Abigail P. Johnson
Affirmative	24,442,024,432.82	96.893
Withheld	783,893,541.89	3.107
TOTAL	25,225,917,974.71	100.000
Arthur E. Johnson
Affirmative	24,444,583,833.78	96.903
Withheld	781,334,140.93	3.097
TOTAL	25,225,917,974.71	100.000
Michael E. Kenneally
Affirmative	24,475,874,452.78	97.027
Withheld	750,043,521.93	2.973
TOTAL	25,225,917,974.71	100.000
James H. Keyes
Affirmative	24,434,496,321.71	96.863
Withheld	791,421,653.00	3.137
TOTAL	25,225,917,974.71	100.000
Marie L. Knowles
Affirmative	24,446,177,909.79	96.909
Withheld	779,740,064.92	3.091
TOTAL	25,225,917,974.71	100.000
Geoffrey A. von Kuhn
Affirmative	24,444,403,935.60	96.902
Withheld	781,514,039.11	3.098
TOTAL	25,225,917,974.71	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management (U.K.) Limited

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPAM-SANN-0815
1.705701.117
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Proxy Voting Results

Fidelity® Variable Insurance Products:
Asset Manager: Growth Portfolio

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listings, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Initial Class	.70%
Actual		$ 1,000.00	$ 1,043.50	$ 3.55
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51
Service Class	.80%
Actual		$ 1,000.00	$ 1,043.20	$ 4.05
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Service Class 2.97%
Actual		$ 1,000.00	$ 1,042.20	$ 4.91
HypotheticalA		$ 1,000.00	$ 1,019.98	$ 4.86
Investor Class	.78%
Actual		$ 1,000.00	$ 1,043.20	$ 3.95
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .13%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.4	2.0
Gilead Sciences, Inc.	1.5	1.2
Celgene Corp.	1.4	1.2
Medivation, Inc.	1.2	1.2
American Airlines Group, Inc.	1.2	1.6
Allergan PLC	1.1	1.0
The Boeing Co.	1.1	1.0
NXP Semiconductors NV	1.1	0.6
Facebook, Inc. Class A	1.0	0.9
Monster Beverage Corp.	1.0	0.8
	13.0
Market Sectors as of June 30, 2015
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	18.5	15.7
Consumer Discretionary	14.2	13.9
Information Technology	10.1	10.8
Financials	9.3	10.5
Industrials	7.5	8.2
Consumer Staples	4.1	3.6
Materials	2.1	2.5
Energy	2.1	2.9
Telecommunication Services	1.0	1.4
Utilities	0.9	0.9
Asset Allocation (% of fund's net assets)
As of June 30, 2015*		As of December 31, 2014**
	Stock Class and Equity Futures*** 70.9%		Stock Class and Equity Futures**** 73.3%
	Bond Class 27.2%		Bond Class 24.6%
	Short-Term Class 1.9%		Short-Term Class 2.1%
* Foreign investments	33.6%	** Foreign investments	30.9%

*** Includes Investment in Fidelity Commodity Strategy Central Fund of 0.2%.

**** Includes Investment in Fidelity Commodity Strategy Central Fund of 0.2%.

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 49.8%
	Shares	Value
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 0.7%
Delphi Automotive PLC	16,500	$ 1,403,985
Visteon Corp. (a)	1,100	115,478
		1,519,463
Automobiles - 1.2%
Ford Motor Co.	93,900	1,409,439
General Motors Co.	43,400	1,446,522
		2,855,961
Hotels, Restaurants & Leisure - 1.1%
Chipotle Mexican Grill, Inc. (a)	2,000	1,209,980
Fiesta Restaurant Group, Inc. (a)	10,200	510,000
Hilton Worldwide Holdings, Inc. (a)	16,000	440,800
Papa John's International, Inc.	6,400	483,904
		2,644,684
Household Durables - 3.1%
Barratt Developments PLC	61,100	589,941
Bellway PLC	11,100	413,698
D.R. Horton, Inc.	49,200	1,346,112
Harman International Industries, Inc.	8,100	963,414
KB Home (d)	70,200	1,165,320
Newell Rubbermaid, Inc.	9,000	369,990
PulteGroup, Inc.	63,000	1,269,450
Taylor Morrison Home Corp. (a)	11,200	228,032
Taylor Wimpey PLC	96,700	282,304
Whirlpool Corp.	3,800	657,590
		7,285,851
Internet & Catalog Retail - 0.6%
Priceline Group, Inc. (a)	1,100	1,266,507
Vipshop Holdings Ltd. ADR (a)	4,800	106,800
		1,373,307
Leisure Products - 0.1%
Vista Outdoor, Inc. (a)	7,100	318,790
Media - 1.5%
ITV PLC	156,600	647,870
Liberty Global PLC Class C (a)	4,800	243,024
Naspers Ltd. Class N	7,600	1,183,791
Time Warner, Inc.	17,000	1,485,970
		3,560,655
Multiline Retail - 0.5%
Burlington Stores, Inc. (a)	9,700	496,640
Macy's, Inc.	9,300	627,471
		1,124,111
Specialty Retail - 2.0%
Cabela's, Inc. Class A (a)	10,000	499,800
Home Depot, Inc.	15,100	1,678,063
Lowe's Companies, Inc.	23,200	1,553,704
TJX Companies, Inc.	12,300	813,891
		4,545,458

	Shares	Value
Textiles, Apparel & Luxury Goods - 0.9%
Michael Kors Holdings Ltd. (a)	29,059	$ 1,223,093
Pandora A/S	2,200	236,375
VF Corp.	8,100	564,894
		2,024,362
TOTAL CONSUMER DISCRETIONARY		27,252,642
CONSUMER STAPLES - 2.0%
Beverages - 0.9%
Monster Beverage Corp. (a)	15,500	2,077,310
Food & Staples Retailing - 0.4%
CVS Health Corp.	9,100	954,408
Food Products - 0.5%
Keurig Green Mountain, Inc.	16,600	1,272,058
Tobacco - 0.2%
Imperial Tobacco Group PLC	9,145	440,700
TOTAL CONSUMER STAPLES		4,744,476
ENERGY - 1.1%
Energy Equipment & Services - 0.1%
Independence Contract Drilling, Inc.	8,600	76,282
Oil, Gas & Consumable Fuels - 1.0%
Anadarko Petroleum Corp.	2,600	202,956
Canadian Natural Resources Ltd.	5,900	160,136
Cheniere Energy, Inc. (a)	1,700	117,742
Cimarex Energy Co.	3,200	352,992
Cobalt International Energy, Inc. (a)	13,600	132,056
Continental Resources, Inc. (a)	6,400	271,296
EOG Resources, Inc.	6,100	534,055
GasLog Ltd.	17,500	349,125
Genel Energy PLC (a)	19,500	155,342
Phillips 66 Co.	1,100	88,616
		2,364,316
TOTAL ENERGY		2,440,598
FINANCIALS - 3.2%
Banks - 0.7%
Bank of America Corp.	100,500	1,710,510
Capital Markets - 1.7%
Ameriprise Financial, Inc.	6,100	762,073
BlackRock, Inc. Class A	2,700	934,146
Morgan Stanley	25,900	1,004,661
The Blackstone Group LP	29,800	1,217,926
		3,918,806
Consumer Finance - 0.4%
Springleaf Holdings, Inc. (a)	20,200	927,382
Diversified Financial Services - 0.4%
McGraw Hill Financial, Inc.	8,500	853,825
TOTAL FINANCIALS		7,410,523
Common Stocks - continued
	Shares	Value
HEALTH CARE - 16.6%
Biotechnology - 9.9%
Acorda Therapeutics, Inc. (a)	15,300	$ 509,949
Actelion Ltd.	5,714	836,061
Alexion Pharmaceuticals, Inc. (a)	12,100	2,187,317
Alnylam Pharmaceuticals, Inc. (a)	3,600	431,532
Amgen, Inc.	8,800	1,350,976
Amicus Therapeutics, Inc. (a)	14,000	198,100
ARIAD Pharmaceuticals, Inc. (a)(d)	40,700	336,589
BioCryst Pharmaceuticals, Inc. (a)(d)	33,700	503,141
Biogen, Inc. (a)	1,000	403,940
BioMarin Pharmaceutical, Inc. (a)	7,000	957,460
bluebird bio, Inc. (a)	300	50,511
Celgene Corp. (a)	28,400	3,286,874
Celldex Therapeutics, Inc. (a)(d)	7,800	196,716
Clovis Oncology, Inc. (a)	4,000	351,520
Dyax Corp. (a)	10,500	278,250
Genmab A/S (a)	7,800	678,372
Gilead Sciences, Inc.	30,000	3,512,400
Intercept Pharmaceuticals, Inc. (a)	4,630	1,117,589
Medivation, Inc. (a)	24,800	2,832,160
Medy-Tox, Inc.	470	233,833
Novavax, Inc. (a)	12,700	141,478
Puma Biotechnology, Inc. (a)	2,300	268,525
Receptos, Inc. (a)	2,200	418,110
Regeneron Pharmaceuticals, Inc. (a)	1,200	612,156
TESARO, Inc. (a)	4,500	264,555
United Therapeutics Corp. (a)	5,400	939,330
		22,897,444
Health Care Equipment & Supplies - 0.2%
Innocoll AG ADR (a)	19,500	286,845
Neovasc, Inc. (a)	14,200	97,128
		383,973
Health Care Providers & Services - 1.9%
Aetna, Inc.	5,400	688,284
Cigna Corp.	5,900	955,800
Express Scripts Holding Co. (a)	13,900	1,236,266
HCA Holdings, Inc. (a)	7,300	662,256
UnitedHealth Group, Inc.	7,800	951,600
		4,494,206
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)	2,100	458,556
Pharmaceuticals - 4.4%
Achaogen, Inc. (a)	4,100	24,723
Akorn, Inc. (a)(d)	10,700	467,162
Allergan PLC (a)	7,900	2,397,334
Bristol-Myers Squibb Co.	14,500	964,830
Jazz Pharmaceuticals PLC (a)	6,000	1,056,420
Mallinckrodt PLC (a)	11,600	1,365,552
Ocular Therapeutix, Inc.	20,200	424,806
Pacira Pharmaceuticals, Inc. (a)	11,400	806,208

	Shares	Value
Relypsa, Inc. (a)	7,600	$ 251,484
Shire PLC	5,300	425,853
Supernus Pharmaceuticals, Inc. (a)	7,400	125,652
Tetraphase Pharmaceuticals, Inc. (a)	11,000	521,840
Valeant Pharmaceuticals International (Canada) (a)	6,300	1,397,551
		10,229,415
TOTAL HEALTH CARE		38,463,594
INDUSTRIALS - 5.3%
Aerospace & Defense - 1.7%
Huntington Ingalls Industries, Inc.	6,700	754,353
Orbital ATK, Inc.	2,400	176,064
Textron, Inc.	5,200	232,076
The Boeing Co.	18,300	2,538,576
TransDigm Group, Inc.	1,300	292,071
		3,993,140
Airlines - 3.3%
American Airlines Group, Inc.	67,500	2,695,613
Delta Air Lines, Inc.	39,400	1,618,552
Southwest Airlines Co.	53,000	1,753,770
United Continental Holdings, Inc. (a)	31,700	1,680,417
		7,748,352
Construction & Engineering - 0.1%
Hyundai Industrial Development & Construction Co.	2,670	157,878
Professional Services - 0.2%
Robert Half International, Inc.	8,900	493,950
TOTAL INDUSTRIALS		12,393,320
INFORMATION TECHNOLOGY - 9.0%
Communications Equipment - 0.2%
Arista Networks, Inc.	6,500	531,310
Internet Software & Services - 2.6%
58.com, Inc. ADR (a)	8,300	531,698
Akamai Technologies, Inc. (a)	4,300	300,226
Alibaba Group Holding Ltd. sponsored ADR	11,900	979,013
Baidu.com, Inc. sponsored ADR (a)	1,800	358,344
Cornerstone OnDemand, Inc. (a)	8,700	302,760
Facebook, Inc. Class A (a)	26,280	2,253,904
Just Dial Ltd.	6,897	137,694
Tencent Holdings Ltd.	54,700	1,093,810
		5,957,449
IT Services - 1.5%
FleetCor Technologies, Inc. (a)	3,000	468,180
MasterCard, Inc. Class A	9,600	897,408
Visa, Inc. Class A	31,000	2,081,650
		3,447,238
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.3%
NXP Semiconductors NV (a)	25,800	$ 2,533,560
Qorvo, Inc. (a)	5,200	417,404
		2,950,964
Software - 0.9%
Adobe Systems, Inc. (a)	15,000	1,215,150
Fleetmatics Group PLC (a)	7,700	360,591
King Digital Entertainment PLC (d)	18,600	265,050
Mobileye NV (a)	2,900	154,193
		1,994,984
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	44,400	5,568,871
Nimble Storage, Inc. (a)	11,400	319,884
		5,888,755
TOTAL INFORMATION TECHNOLOGY		20,770,700
MATERIALS - 0.7%
Chemicals - 0.3%
CF Industries Holdings, Inc.	3,000	192,840
LyondellBasell Industries NV Class A	2,200	227,744
Novozymes A/S Series B	2,400	114,084
The Dow Chemical Co.	4,400	225,148
		759,816
Containers & Packaging - 0.4%
Rock-Tenn Co. Class A	7,700	463,540
Sealed Air Corp.	6,300	323,694
		787,234
TOTAL MATERIALS		1,547,050
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)	17,700	517,725
TOTAL COMMON STOCKS (Cost $82,616,514)		115,540,628
Fixed-Income Funds - 27.6%

Fidelity Emerging Markets Debt Central Fund (e)	112,939	1,075,179
Fidelity Floating Rate Central Fund (e)	22,519	2,369,865
Fidelity High Income Central Fund 1 (e)	93,532	9,381,268

	Shares	Value
Fidelity Inflation-Protected Bond Index Central Fund (a)(e)	39,862	$ 3,946,368
Fidelity VIP Investment Grade Central Fund (e)	450,290	47,460,550
TOTAL FIXED-INCOME FUNDS (Cost $62,738,120)		64,233,230
Equity Funds - 21.6%

Domestic Equity Funds - 1.2%
Fidelity Commodity Strategy Central Fund (e)	61,946	478,839
Fidelity Real Estate Equity Central Fund (e)	24,796	2,373,194
TOTAL DOMESTIC EQUITY FUNDS		2,852,033
International Equity Funds - 20.4%
Fidelity Emerging Markets Equity Central Fund (e)	11,494	2,362,680
Fidelity International Equity Central Fund (e)	525,047	42,644,315
iShares MSCI EAFE Index ETF	34,870	2,213,896
TOTAL INTERNATIONAL EQUITY FUNDS		47,220,891
TOTAL EQUITY FUNDS (Cost $50,550,832)		50,072,924
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.15% (b)	3,540,783	3,540,783
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	2,074,050	2,074,050
TOTAL MONEY MARKET FUNDS (Cost $5,614,833)		5,614,833
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $201,520,299)		235,461,615
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(3,302,465)
NET ASSETS - 100%		$ 232,159,150
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,821
Fidelity Emerging Markets Debt Central Fund	34,143
Fidelity Emerging Markets Equity Central Fund	2,754
Fidelity Floating Rate Central Fund	53,643
Fidelity High Income Central Fund 1	269,498
Fidelity International Equity Central Fund	764,821
Fidelity Real Estate Equity Central Fund	26,711
Fidelity Securities Lending Cash Central Fund	17,678
Fidelity VIP Investment Grade Central Fund	641,083
Total	$ 1,813,152
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 469,646	$ 48,589	$ 30,446	$ 478,839	0.1%
Fidelity Emerging Markets Debt Central Fund	1,006,297	107,633	43,251	1,075,179	1.0%
Fidelity Emerging Markets Equity Central Fund	5,838,089	232,617	3,799,886	2,362,680	1.9%
Fidelity Floating Rate Central Fund	1,838,697	807,915	288,810	2,369,865	0.1%
Fidelity High Income Central Fund 1	7,544,165	2,063,981	331,599	9,381,268	1.0%
Fidelity Inflation-Protected Bond Index Central Fund	2,563,837	1,477,652	109,783	3,946,368	0.9%
Fidelity International Equity Central Fund	38,168,699	4,561,309	2,157,897	42,644,315	1.4%
Fidelity Real Estate Equity Central Fund	1,461,046	1,218,882	100,970	2,373,194	1.0%
Fidelity VIP Investment Grade Central Fund	42,961,732	13,028,132	7,901,007	47,460,550	1.0%
Total	$ 101,852,208	$ 23,546,710	$ 14,763,649	$ 112,092,258
Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 27,252,642	$ 27,252,642	$ -	$ -
Consumer Staples	4,744,476	4,744,476	-	-
Energy	2,440,598	2,440,598	-	-
Financials	7,410,523	7,410,523	-	-
Health Care	38,463,594	38,037,741	425,853	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Industrials	$ 12,393,320	$ 12,393,320	$ -	$ -
Information Technology	20,770,700	19,676,890	1,093,810	-
Materials	1,547,050	1,547,050	-	-
Utilities	517,725	517,725	-	-
Fixed-Income Funds	64,233,230	64,233,230	-	-
Money Market Funds	5,614,833	5,614,833	-	-
Equity Funds	50,072,924	50,072,924	-	-
Total Investments in Securities:	$ 235,461,615	$ 233,941,952	$ 1,519,663	$ -

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds. Percentages in the below tables are adjusted for the effect of TBA Sale Commitments.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	9.9%
AAA,AA,A	5.1%
BBB	6.2%
BB	3.0%
B	2.7%
CCC,CC,C	0.5%
D	0.0%*
Not Rated	0.2%
Equities	70.9%
Short-Term Investments and Net Other Assets	1.5%
100.0%
* Amount represents less than 0.1%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	66.4%
United Kingdom	6.3%
Japan	3.4%
Ireland	2.9%
Netherlands	2.2%
Cayman Islands	1.9%
Switzerland	1.7%
France	1.7%
Germany	1.5%
Canada	1.5%
Bailiwick of Jersey	1.1%
Others (Individually Less Than 1%)	9.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,052,528) - See accompanying schedule: Unaffiliated issuers (cost $84,878,479)	$ 117,754,524
Fidelity Central Funds (cost $116,641,820)	117,707,091
Total Investments (cost $201,520,299)		$ 235,461,615
Receivable for investments sold		52,098
Receivable for fund shares sold		72,063
Dividends receivable		44,250
Distributions receivable from Fidelity Central Funds		3,100
Other receivables		2,156
Total assets		235,635,282

Liabilities
Payable for investments purchased	$ 1,181,452
Payable for fund shares redeemed	58,866
Accrued management fee	107,150
Distribution and service plan fees payable	1,050
Other affiliated payables	29,744
Other payables and accrued expenses	23,820
Collateral on securities loaned, at value	2,074,050
Total liabilities		3,476,132

Net Assets		$ 232,159,150
Net Assets consist of:
Paid in capital		$ 190,886,342
Undistributed net investment income		1,543,036
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		5,788,432
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		33,941,340
Net Assets		$ 232,159,150

Statement of Assets and Liabilities - continued

June 30, 2015 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($120,007,370 ÷ 6,006,150 shares)	$ 19.98

Service Class: Net Asset Value, offering price and redemption price per share ($3,195,769 ÷ 161,011 shares)	$ 19.85

Service Class 2: Net Asset Value, offering price and redemption price per share ($3,654,988 ÷ 185,183 shares)	$ 19.74

Investor Class: Net Asset Value, offering price and redemption price per share ($105,301,023 ÷ 5,296,258 shares)	$ 19.88

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Dividends		$ 598,049
Interest		9
Income from Fidelity Central Funds		1,813,152
Total income		2,411,210

Expenses
Management fee	$ 625,253
Transfer agent fees	116,660
Distribution and service plan fees	6,265
Accounting and security lending fees	56,255
Custodian fees and expenses	6,034
Independent trustees' compensation	459
Audit	25,958
Legal	762
Miscellaneous	9,966
Total expenses before reductions	847,612
Expense reductions	(5,596)	842,016
Net investment income (loss)		1,569,194
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,476,017
Fidelity Central Funds	(700,542)
Foreign currency transactions	3,340
Futures contracts	125,765
Total net realized gain (loss)		5,904,580
Change in net unrealized appreciation (depreciation) on: Investment securities	1,908,298
Assets and liabilities in foreign currencies	107
Futures contracts	(99,642)
Total change in net unrealized appreciation (depreciation)		1,808,763
Net gain (loss)		7,713,343
Net increase (decrease) in net assets resulting from operations		$ 9,282,537

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,569,194	$ 2,407,771
Net realized gain (loss)	5,904,580	11,259,502
Change in net unrealized appreciation (depreciation)	1,808,763	(2,355,819)
Net increase (decrease) in net assets resulting from operations	9,282,537	11,311,454
Distributions to shareholders from net investment income	(33,404)	(2,311,469)
Distributions to shareholders from net realized gain	-	(166,468)
Total distributions	(33,404)	(2,477,937)
Share transactions - net increase (decrease)	6,900,717	14,641,735
Total increase (decrease) in net assets	16,149,850	23,475,252

Net Assets
Beginning of period	216,009,300	192,534,048
End of period (including undistributed net investment income of $1,543,036 and undistributed net investment income of $7,246, respectively)	$ 232,159,150	$ 216,009,300

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.15	$ 18.30	$ 15.14	$ 13.35	$ 14.52	$ 12.66
Income from Investment Operations
Net investment income (loss) E	.14	.23	.17	.19	.22	.16
Net realized and unrealized gain (loss)	.69	.85	3.22	1.87	(1.12)	1.91
Total from investment operations	.83	1.08	3.39	2.06	(.90)	2.07
Distributions from net investment income	- I	(.21)	(.18)	(.21)	(.24)	(.16)
Distributions from net realized gain	-	(.02)	(.05)	(.06)	(.03)	(.05)
Total distributions	- I	(.23)	(.23)	(.27)	(.27)	(.21)
Net asset value, end of period	$ 19.98	$ 19.15	$ 18.30	$ 15.14	$ 13.35	$ 14.52
Total ReturnB, C, D	4.35%	5.87%	22.41%	15.45%	(6.17)%	16.34%
Ratios to Average Net Assets F, H
Expenses before reductions	.70%A	.70%	.72%	.72%	.73%	.74%
Expenses net of fee waivers, if any	.70%A	.70%	.71%	.72%	.72%	.73%
Expenses net of all reductions	.70%A	.70%	.71%	.71%	.71%	.72%
Net investment income (loss)	1.41% A	1.19%	1.05%	1.29%	1.49%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 120,007	$ 122,484	$ 127,423	$ 116,252	$ 113,899	$ 138,051
Portfolio turnover rateG	43% A	38%	52%	59%	71%	68%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .13%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.03	$ 18.19	$ 15.04	$ 13.26	$ 14.42	$ 12.58
Income from Investment Operations
Net investment income (loss) E	.13	.21	.16	.17	.20	.14
Net realized and unrealized gain (loss)	.69	.84	3.19	1.86	(1.11)	1.89
Total from investment operations	.82	1.05	3.35	2.03	(.91)	2.03
Distributions from net investment income	- I	(.19)	(.15)	(.20)	(.22)	(.15)
Distributions from net realized gain	-	(.02)	(.05)	(.06)	(.03)	(.05)
Total distributions	- I	(.21)	(.20)	(.25) J	(.25)	(.19) K
Net asset value, end of period	$ 19.85	$ 19.03	$ 18.19	$ 15.04	$ 13.26	$ 14.42
Total ReturnB, C, D	4.32%	5.75%	22.34%	15.34%	(6.26)%	16.18%
Ratios to Average Net Assets F, H
Expenses before reductions	.80%A	.80%	.82%	.82%	.83%	.84%
Expenses net of fee waivers, if any	.80%A	.80%	.82%	.82%	.82%	.84%
Expenses net of all reductions	.80%A	.80%	.81%	.81%	.81%	.82%
Net investment income (loss)	1.31% A	1.09%	.95%	1.19%	1.39%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,196	$ 3,265	$ 3,191	$ 3,541	$ 5,654	$ 3,999
Portfolio turnover rateG	43% A	38%	52%	59%	71%	68%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .13%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.25 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.055 per share. KTotal distributions of $.19 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.045 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.94	$ 18.10	$ 14.97	$ 13.21	$ 14.36	$ 12.51
Income from Investment Operations
Net investment income (loss) E	.11	.17	.12	.14	.17	.12
Net realized and unrealized gain (loss)	.69	.84	3.18	1.84	(1.09)	1.88
Total from investment operations	.80	1.01	3.30	1.98	(.92)	2.00
Distributions from net investment income	-	(.15)	(.12)	(.17)	(.20)	(.11)
Distributions from net realized gain	-	(.02)	(.05)	(.06)	(.03)	(.05)
Total distributions	-	(.17)	(.17)	(.22) I	(.23)	(.15) J
Net asset value, end of period	$ 19.74	$ 18.94	$ 18.10	$ 14.97	$ 13.21	$ 14.36
Total ReturnB, C, D	4.22%	5.55%	22.09%	15.03%	(6.39)%	16.02%
Ratios to Average Net Assets F, H
Expenses before reductions	.97%A	1.01%	1.03%	1.04%	1.01%	1.02%
Expenses net of fee waivers, if any	.97%A	1.01%	1.02%	1.04%	1.01%	1.02%
Expenses net of all reductions	.97%A	1.00%	1.02%	1.03%	1.00%	1.00%
Net investment income (loss)	1.14% A	.88%	.74%	.97%	1.20%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,655	$ 3,573	$ 3,626	$ 3,621	$ 3,260	$ 6,046
Portfolio turnover rateG	43% A	38%	52%	59%	71%	68%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .13%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $.22 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.055 per share. JTotal distributions of $.15 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.045 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.06	$ 18.22	$ 15.08	$ 13.30	$ 14.46	$ 12.61
Income from Investment Operations
Net investment income (loss) E	.13	.21	.16	.18	.20	.15
Net realized and unrealized gain (loss)	.69	.85	3.20	1.86	(1.10)	1.90
Total from investment operations	.82	1.06	3.36	2.04	(.90)	2.05
Distributions from net investment income	- I	(.20)	(.17)	(.20)	(.23)	(.15)
Distributions from net realized gain	-	(.02)	(.05)	(.06)	(.03)	(.05)
Total distributions	- I	(.22)	(.22)	(.26)	(.26)	(.20)
Net asset value, end of period	$ 19.88	$ 19.06	$ 18.22	$ 15.08	$ 13.30	$ 14.46
Total ReturnB, C, D	4.32%	5.79%	22.30%	15.34%	(6.20)%	16.25%
Ratios to Average Net Assets F, H
Expenses before reductions	.78%A	.78%	.80%	.81%	.81%	.83%
Expenses net of fee waivers, if any	.78%A	.78%	.80%	.81%	.81%	.82%
Expenses net of all reductions	.78%A	.78%	.79%	.79%	.80%	.81%
Net investment income (loss)	1.34% A	1.11%	.97%	1.21%	1.41%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 105,301	$ 86,687	$ 58,295	$ 37,574	$ 36,235	$ 33,627
Portfolio turnover rateG	43% A	38%	52%	59%	71%	68%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .13%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

1. Organization.

VIP Asset Manager: Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swaps	.04%
Fidelity Emerging Markets Debt Central Fund	FMR Co., Inc. (FMRC)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures Restricted Securities	.13%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures Restricted Securities	.01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	.00%**
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	.00%**
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.	Repurchase Agreements	.00%**
Fidelity Real Estate Equity Central Fund	FMRC	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.		.01%
Fidelity VIP Investment Grade Central Fund	FIMM	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swaps	.00%**
Fidelity Money Market Central Funds	FIMM	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	.00%**

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

** Amount represents less than .01%.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each Fund's investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2015 is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures contracts, foreign currency transactions, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 40,777,227
Gross unrealized depreciation	(6,516,709)
Net unrealized appreciation (depreciation) on securities	$ 34,260,518

Tax cost	$ 201,201,097

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (4,340,995)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain(loss) of $125,765 and a change in net unrealized appreciation(depreciation) of $(99,642) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, aggregated $59,155,963 and $47,512,751, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 1,660
Service Class 2	4,605
$ 6,265

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% ( .15% for Investor Class) of class-level average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 41,631
Service Class	1,134
Service Class 2	1,608
Investor Class	72,287
$ 116,660

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $485 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $173 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $17,678, including $558 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $3,994 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8.

In addition, the investment adviser reimbursed and/or waived a portion of the Fund's operating expenses, including certain Investor Class expenses during the period in the amount of $1,594.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015	Year ended December 31, 2014
From net investment income
Initial Class	$ 18,942	$ 1,342,745
Service Class	526	32,583
Service Class 2	-	28,313
Investor Class	13,936	907,828
Total	$ 33,404	$ 2,311,469
From net realized gain
Initial Class	$ -	$ 96,965
Service Class	-	2,581
Service Class 2	-	2,869
Investor Class	-	64,053
Total	$ -	$ 166,468

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Initial Class
Shares sold	91,042	253,552	$ 1,831,373	$ 4,879,183
Reinvestment of distributions	962	74,811	18,942	1,439,710
Shares redeemed	(482,861)	(895,801)	(9,652,786)	(17,160,429)
Net increase (decrease)	(390,857)	(567,438)	$ (7,802,471)	$ (10,841,536)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Service Class
Shares sold	7,110	14,063	$ 136,874	$ 259,729
Reinvestment of distributions	27	1,839	526	35,164
Shares redeemed	(17,724)	(19,750)	(351,665)	(371,841)
Net increase (decrease)	(10,587)	(3,848)	$ (214,265)	$ (76,948)
Service Class 2
Shares sold	16,018	33,664	$ 315,777	$ 633,615
Reinvestment of distributions	-	1,638	-	31,182
Shares redeemed	(19,505)	(47,001)	(380,766)	(892,418)
Net increase (decrease)	(3,487)	(11,699)	$ (64,989)	$ (227,621)
Investor Class
Shares sold	915,271	1,620,922	$ 18,302,618	$ 30,952,753
Reinvestment of distributions	711	50,734	13,936	971,881
Shares redeemed	(167,818)	(323,164)	(3,334,112)	(6,136,794)
Net increase (decrease)	748,164	1,348,492	$ 14,982,442	$ 25,787,840

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 85% of the total outstanding shares of the Fund.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	24,469,831,790.28	97.003
Withheld	756,086,184.43	2.997
TOTAL	25,225,917,974.71	100.000
John Engler
Affirmative	24,404,438,415.74	96.744
Withheld	821,479,558.97	3.256
TOTAL	25,225,917,974.71	100.000
Albert R. Gamper, Jr.
Affirmative	24,431,670,090.08	96.852
Withheld	794,247,884.63	3.148
TOTAL	25,225,917,974.71	100.000
Robert F. Gartland
Affirmative	24,472,637,370.54	97.014
Withheld	753,280,604.17	2.986
TOTAL	25,225,917,974.71	100.000
Abigail P. Johnson
Affirmative	24,442,024,432.82	96.893
Withheld	783,893,541.89	3.107
TOTAL	25,225,917,974.71	100.000
Arthur E. Johnson
Affirmative	24,444,583,833.78	96.903
Withheld	781,334,140.93	3.097
TOTAL	25,225,917,974.71	100.000
Michael E. Kenneally
Affirmative	24,475,874,452.78	97.027
Withheld	750,043,521.93	2.973
TOTAL	25,225,917,974.71	100.000
James H. Keyes
Affirmative	24,434,496,321.71	96.863
Withheld	791,421,653.00	3.137
TOTAL	25,225,917,974.71	100.000
Marie L. Knowles
Affirmative	24,446,177,909.79	96.909
Withheld	779,740,064.92	3.091
TOTAL	25,225,917,974.71	100.000
Geoffrey A. von Kuhn
Affirmative	24,444,403,935.60	96.902
Withheld	781,514,039.11	3.098
TOTAL	25,225,917,974.71	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management (U.K.) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Limited

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPAMG-SANN-0815
1.705700.117
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Proxy Voting Results

Fidelity® Variable Insurance Products:

Freedom Funds -
Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
VIP Freedom Income PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom 2005 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom 2010 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom 2015 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom 2020 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom 2025 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom 2030 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom 2035 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom 2040 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom 2045 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom 2050 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Proxy Voting Results	(Click Here)

Semiannual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
VIP Freedom Income
Initial Class	.00%
Actual		$ 1,000.00	$ 1,013.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,012.30	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,011.50	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
VIP Freedom 2005
Initial Class	.00%
Actual		$ 1,000.00	$ 1,020.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,019.20	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,018.40	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
VIP Freedom 2010
Initial Class	.00%
Actual		$ 1,000.00	$ 1,023.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,023.80	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,022.30	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
	Annualized Expense RatioB	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
VIP Freedom 2015
Initial Class	.00%
Actual		$ 1,000.00	$ 1,026.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,026.80	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,026.10	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
VIP Freedom 2020
Initial Class	.00%
Actual		$ 1,000.00	$ 1,029.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,029.80	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,028.40	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
VIP Freedom 2025
Initial Class	.00%
Actual		$ 1,000.00	$ 1,033.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,033.00	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,031.60	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
VIP Freedom 2030
Initial Class	.00%
Actual		$ 1,000.00	$ 1,039.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,039.60	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,038.20	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
VIP Freedom 2035
Initial Class	.00%
Actual		$ 1,000.00	$ 1,042.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,041.60	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,041.30	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
VIP Freedom 2040
Initial Class	.00%
Actual		$ 1,000.00	$ 1,042.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,042.30	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,041.40	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
	Annualized Expense RatioB	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
VIP Freedom 2045
Initial Class	.00%
Actual		$ 1,000.00	$ 1,042.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,042.30	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,041.40	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
VIP Freedom 2050
Initial Class	.00%
Actual		$ 1,000.00	$ 1,042.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,042.10	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,041.00	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

VIP Freedom Income Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	3.2	3.2
VIP Equity-Income Portfolio Initial Class	3.3	3.3
VIP Growth & Income Portfolio Initial Class	3.8	3.8
VIP Growth Portfolio Initial Class	3.2	3.2
VIP Mid Cap Portfolio Initial Class	0.9	0.9
VIP Value Portfolio Initial Class	2.4	2.4
VIP Value Strategies Portfolio Initial Class	1.2	1.2
	18.0	18.0
International Equity Funds
VIP Emerging Markets Portfolio Initial Class	3.1	2.5
VIP Overseas Portfolio Initial Class	4.5	5.3
	7.6	7.8
Bond Funds
VIP High Income Portfolio Initial Class	4.0	3.8
VIP Investment Grade Bond Portfolio Initial Class	43.4	44.8
	47.4	48.6
Short-Term Funds
VIP Money Market Portfolio Initial Class	27.0	25.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	18.0%
International Equity Funds	7.6%
Bond Funds	47.4%
Short-Term Funds	27.0%

Six months ago
Domestic Equity Funds	18.0%
International Equity Funds	7.8%
Bond Funds	48.6%
Short-Term Funds	25.6%

Semiannual Report

VIP Freedom Income Portfolio

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 18.0%
	Shares	Value
VIP Contrafund Portfolio Initial Class (b)	33,870	$ 1,201,013
VIP Equity-Income Portfolio Initial Class (b)	56,258	1,261,874
VIP Growth & Income Portfolio Initial Class (b)	71,532	1,440,651
VIP Growth Portfolio Initial Class (b)	18,904	1,227,640
VIP Mid Cap Portfolio Initial Class (b)	9,951	348,966
VIP Value Portfolio Initial Class (b)	59,226	923,337
VIP Value Strategies Portfolio Initial Class (b)	28,176	451,668
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,721,084)		6,855,149
International Equity Funds - 7.6%

VIP Emerging Markets Portfolio Initial Class (b)	127,514	1,170,583
VIP Overseas Portfolio Initial Class (b)	83,096	1,699,308
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,472,692)		2,869,891
Bond Funds - 47.4%

VIP High Income Portfolio Initial Class (b)	265,827	1,520,531
VIP Investment Grade Bond Portfolio Initial Class (b)	1,293,767	16,521,400
TOTAL BOND FUNDS (Cost $17,916,143)		18,041,931
Short-Term Funds - 27.0%
	Shares	Value
VIP Money Market Portfolio Initial Class 0.04% (a)(b) (Cost $10,270,838)	10,270,838	$ 10,270,838
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $36,380,757)		38,037,809
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,656)
NET ASSETS - 100%		$ 38,034,153
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 1,025,009	$ 449,392	$ 225,385	$ 162	$ 1,201,013
VIP Emerging Markets Portfolio Initial Class	807,469	557,069	188,212	498	1,170,583
VIP Equity-Income Portfolio Initial Class	1,077,800	485,914	221,792	878	1,261,874
VIP Growth & Income Portfolio Initial Class	1,227,153	540,800	290,401	412	1,440,651
VIP Growth Portfolio Initial Class	1,046,244	399,573	245,523	-	1,227,640
VIP High Income Portfolio Initial Class	1,216,775	456,005	191,588	2,911	1,520,531
VIP Investment Grade Bond Portfolio Initial Class	14,539,867	4,701,203	2,668,663	11,822	16,521,400
VIP Mid Cap Portfolio Initial Class	299,455	130,480	62,605	-	348,966
VIP Money Market Portfolio Initial Class	8,303,172	3,267,814	1,300,148	1,277	10,270,838
VIP Overseas Portfolio Initial Class	1,720,288	580,419	756,867	-	1,699,308
VIP Value Portfolio Initial Class	791,331	326,606	173,737	97	923,337
VIP Value Strategies Portfolio Initial Class	386,476	131,619	87,631	-	451,668
Total	$ 32,441,039	$ 12,026,894	$ 6,412,552	$ 18,057	$ 38,037,809
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $36,380,757) - See accompanying schedule		$ 38,037,809
Receivable for investments sold		20
Receivable for fund shares sold		165,296
Total assets		38,203,125

Liabilities
Payable for investments purchased	$ 164,331
Payable for fund shares redeemed	983
Distribution and service plan fees payable	3,658
Total liabilities		168,972

Net Assets		$ 38,034,153
Net Assets consist of:
Paid in capital		$ 36,192,714
Distributions in excess of net investment income		(111)
Accumulated undistributed net realized gain (loss) on investments		184,498
Net unrealized appreciation (depreciation) on investments		1,657,052
Net Assets		$ 38,034,153

Statement of Assets and Liabilities - continued

June 30, 2015 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($14,748,498 ÷ 1,320,729 shares)	$ 11.17

Service Class: Net Asset Value, offering price and redemption price per share ($9,236,527 ÷ 827,437 shares)	$ 11.16

Service Class 2: Net Asset Value, offering price and redemption price per share ($14,049,128 ÷ 1,264,008 shares)	$ 11.11

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 18,057

Expenses
Distribution and service plan fees	$ 17,123
Independent trustees' compensation	64
Total expenses before reductions	17,187
Expense reductions	(64)	17,123
Net investment income (loss)		934
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(18,123)
Capital gain distributions from underlying funds	351,379
Total net realized gain (loss)		333,256
Change in net unrealized appreciation (depreciation) on underlying funds		550
Net gain (loss)		333,806
Net increase (decrease) in net assets resulting from operations		$ 334,740

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 934	$ 474,069
Net realized gain (loss)	333,256	10,499
Change in net unrealized appreciation (depreciation)	550	612,129
Net increase (decrease) in net assets resulting from operations	334,740	1,096,697
Distributions to shareholders from net investment income	(11,219)	(463,895)
Distributions to shareholders from net realized gain	(5,609)	(268,988)
Total distributions	(16,828)	(732,883)
Share transactions - net increase (decrease)	5,277,579	3,065,906
Total increase (decrease) in net assets	5,595,491	3,429,720

Net Assets
Beginning of period	32,438,662	29,008,942
End of period (including distributions in excess of net investment income of $111 and undistributed net investment income of $10,174, respectively)	$ 38,034,153	$ 32,438,662

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.03	$ 10.89	$ 10.57	$ 10.21	$ 10.27	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.18	.18	.16	.19	.19
Net realized and unrealized gain (loss)	.14	.23	.40	.50	(.02)	.56
Total from investment operations	.15	.41	.58	.66	.17	.75
Distributions from net investment income	- H	(.17)	(.17)	(.16)	(.19)	(.20)
Distributions from net realized gain	- H	(.10)	(.10)	(.14)	(.04)	(.28)
Total distributions	(.01) I	(.27)	(.26) J	(.30)	(.23)	(.48)
Net asset value, end of period	$ 11.17	$ 11.03	$ 10.89	$ 10.57	$ 10.21	$ 10.27
Total ReturnB, C, D	1.32%	3.78%	5.55%	6.52%	1.63%	7.49%
Ratios to Average Net Assets F, G
Expenses before reductions K	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.11% A	1.62%	1.67%	1.55%	1.85%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,748	$ 17,386	$ 16,980	$ 14,184	$ 10,938	$ 11,165
Portfolio turnover rate F	38% A	32%	43%	43%	49%	41%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. HAmount represents less than $.01 per share. ITotal distributions of $.01 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.002 per share. JTotal distributions of $.26 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.097 per share. KAmount represents less than .01%.

Financial Highlights - Service Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.03	$ 10.89	$ 10.58	$ 10.22	$ 10.28	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- H	.17	.17	.15	.18	.18
Net realized and unrealized gain (loss)	.14	.23	.40	.50	(.02)	.56
Total from investment operations	.14	.40	.57	.65	.16	.74
Distributions from net investment income	- H	(.16)	(.16)	(.15)	(.18)	(.19)
Distributions from net realized gain	- H	(.10)	(.10)	(.14)	(.04)	(.28)
Total distributions	(.01) I	(.26)	(.26)	(.29)	(.22)	(.46) J
Net asset value, end of period	$ 11.16	$ 11.03	$ 10.89	$ 10.58	$ 10.22	$ 10.28
Total ReturnB, C, D	1.23%	3.69%	5.38%	6.42%	1.56%	7.46%
Ratios to Average Net Assets F, G
Expenses before reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.01% A	1.52%	1.57%	1.45%	1.75%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,237	$ 6,193	$ 4,529	$ 2,467	$ 2,505	$ 172
Portfolio turnover rate F	38% A	32%	43%	43%	49%	41%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. HAmount represents less than $.01 per share. ITotal distributions of $.01 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.002 per share. JTotal distributions of $.46 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.275 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.99	$ 10.85	$ 10.54	$ 10.18	$ 10.24	$ 9.97
Income from Investment Operations
Net investment income (loss) E	(.01)	.15	.15	.14	.17	.17
Net realized and unrealized gain (loss)	.14	.23	.40	.49	(.03)	.55
Total from investment operations	.13	.38	.55	.63	.14	.72
Distributions from net investment income	- H	(.14)	(.14)	(.13)	(.16)	(.18)
Distributions from net realized gain	- H	(.10)	(.10)	(.14)	(.04)	(.28)
Total distributions	(.01) I	(.24)	(.24)	(.27)	(.20)	(.45) J
Net asset value, end of period	$ 11.11	$ 10.99	$ 10.85	$ 10.54	$ 10.18	$ 10.24
Total ReturnB, C, D	1.15%	3.54%	5.21%	6.26%	1.39%	7.25%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.14)% A	1.37%	1.42%	1.30%	1.60%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,049	$ 8,860	$ 7,500	$ 6,495	$ 7,731	$ 7,313
Portfolio turnover rate F	38% A	32%	43%	43%	49%	41%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. HAmount represents less than $.01 per share. ITotal distributions of $.01 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.002 per share. JTotal distributions of $.45 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.275 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2005 Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	4.8	5.0
VIP Equity-Income Portfolio Initial Class	5.1	5.3
VIP Growth & Income Portfolio Initial Class	5.8	6.0
VIP Growth Portfolio Initial Class	5.0	5.1
VIP Mid Cap Portfolio Initial Class	1.4	1.5
VIP Value Portfolio Initial Class	3.7	3.9
VIP Value Strategies Portfolio Initial Class	1.8	1.9
	27.6	28.7
International Equity Funds
VIP Emerging Markets Portfolio Initial Class	4.3	3.6
VIP Overseas Portfolio Initial Class	7.7	8.6
	12.0	12.2
Bond Funds
VIP High Income Portfolio Initial Class	4.0	3.8
VIP Investment Grade Bond Portfolio Initial Class	38.3	39.3
	42.3	43.1
Short-Term Funds
VIP Money Market Portfolio Initial Class	18.1	16.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	27.6%
International Equity Funds	12.0%
Bond Funds	42.3%
Short-Term Funds	18.1%

Six months ago
Domestic Equity Funds	28.7%
International Equity Funds	12.2%
Bond Funds	43.1%
Short-Term Funds	16.0%

Semiannual Report

VIP Freedom 2005 Portfolio

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 27.6%
	Shares	Value
VIP Contrafund Portfolio Initial Class (b)	11,687	$ 414,419
VIP Equity-Income Portfolio Initial Class (b)	19,417	435,533
VIP Growth & Income Portfolio Initial Class (b)	24,585	495,149
VIP Growth Portfolio Initial Class (b)	6,568	426,497
VIP Mid Cap Portfolio Initial Class (b)	3,482	122,124
VIP Value Portfolio Initial Class (b)	20,525	319,980
VIP Value Strategies Portfolio Initial Class (b)	9,804	157,153
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,917,782)		2,370,855
International Equity Funds - 12.0%

VIP Emerging Markets Portfolio Initial Class (b)	39,971	366,935
VIP Overseas Portfolio Initial Class (b)	32,281	660,147
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $972,733)		1,027,082
Bond Funds - 42.3%

VIP High Income Portfolio Initial Class (b)	59,694	341,449
VIP Investment Grade Bond Portfolio Initial Class (b)	257,780	3,291,846
TOTAL BOND FUNDS (Cost $3,622,903)		3,633,295
Short-Term Funds - 18.1%
	Shares	Value
VIP Money Market Portfolio Initial Class 0.04% (a)(b) (Cost $1,552,018)	1,552,018	$ 1,552,018
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,065,436)		8,583,250
NET OTHER ASSETS (LIABILITIES) - 0.0%		(51)
NET ASSETS - 100%		$ 8,583,199
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 429,166	$ 50,448	$ 44,105	$ 70	$ 414,419
VIP Emerging Markets Portfolio Initial Class	302,225	88,938	25,611	200	366,935
VIP Equity-Income Portfolio Initial Class	451,699	57,058	38,845	384	435,533
VIP Growth & Income Portfolio Initial Class	514,395	52,810	56,909	181	495,149
VIP Growth Portfolio Initial Class	435,099	31,989	51,446	-	426,497
VIP High Income Portfolio Initial Class	323,437	27,013	20,691	837	341,449
VIP Investment Grade Bond Portfolio Initial Class	3,352,792	265,855	323,251	2,877	3,291,846
VIP Mid Cap Portfolio Initial Class	126,267	17,818	13,694	-	122,124
VIP Money Market Portfolio Initial Class	1,365,111	249,339	62,432	208	1,552,018
VIP Overseas Portfolio Initial Class	737,266	48,524	195,788	-	660,147
VIP Value Portfolio Initial Class	332,265	29,950	33,256	42	319,980
VIP Value Strategies Portfolio Initial Class	163,932	1,907	17,651	-	157,153
Total	$ 8,533,654	$ 921,649	$ 883,679	$ 4,799	$ 8,583,250
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2005 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $8,065,436) - See accompanying schedule		$ 8,583,250
Receivable for investments sold		54
Receivable for fund shares sold		126
Total assets		8,583,430

Liabilities
Payable for investments purchased	$ 1
Payable for fund shares redeemed	173
Distribution and service plan fees payable	57
Total liabilities		231

Net Assets		$ 8,583,199
Net Assets consist of:
Paid in capital		$ 8,022,611
Undistributed net investment income		3,421
Accumulated undistributed net realized gain (loss) on investments		39,353
Net unrealized appreciation (depreciation) on investments		517,814
Net Assets		$ 8,583,199

Statement of Assets and Liabilities - continued

June 30, 2015 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($8,038,158 ÷ 681,941 shares)	$ 11.79

Service Class: Net Asset Value, offering price and redemption price per share ($454,655 ÷ 38,365 shares)	$ 11.85

Service Class 2: Net Asset Value, offering price and redemption price per share ($90,386 ÷ 7,685 shares)	$ 11.76

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2005 Portfolio

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 4,799

Expenses
Distribution and service plan fees	$ 329
Independent trustees' compensation	17
Total expenses before reductions	346
Expense reductions	(17)	329
Net investment income (loss)		4,470
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(11,202)
Capital gain distributions from underlying funds	151,430
Total net realized gain (loss)		140,228
Change in net unrealized appreciation (depreciation) on underlying funds		22,830
Net gain (loss)		163,058
Net increase (decrease) in net assets resulting from operations		$ 167,528

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,470	$ 136,009
Net realized gain (loss)	140,228	7,133
Change in net unrealized appreciation (depreciation)	22,830	198,304
Net increase (decrease) in net assets resulting from operations	167,528	341,446
Distributions to shareholders from net investment income	(1,494)	(135,563)
Distributions to shareholders from net realized gain	(747)	(75,085)
Total distributions	(2,241)	(210,648)
Share transactions - net increase (decrease)	(115,697)	1,030,173
Total increase (decrease) in net assets	49,590	1,160,971

Net Assets
Beginning of period	8,533,609	7,372,638
End of period (including undistributed net investment income of $3,421 and undistributed net investment income of $445, respectively)	$ 8,583,199	$ 8,533,609

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.56	$ 11.37	$ 10.56	$ 9.86	$ 10.07	$ 9.34
Income from Investment Operations
Net investment income (loss) E	.01	.20	.17	.18	.22	.18
Net realized and unrealized gain (loss)	.22	.29	.86	.76	(.20)	.87
Total from investment operations	.23	.49	1.03	.94	.02	1.05
Distributions from net investment income	- H	(.19)	(.18)	(.17)	(.19)	(.20)
Distributions from net realized gain	- H	(.11)	(.04)	(.07)	(.04)	(.12)
Total distributions	- H	(.30)	(.22)	(.24)	(.23)	(.32)
Net asset value, end of period	$ 11.79	$ 11.56	$ 11.37	$ 10.56	$ 9.86	$ 10.07
Total ReturnB, C, D	2.02%	4.30%	9.74%	9.57%	.18%	11.34%
Ratios to Average Net Assets F, G
Expenses before reductions I	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.11% A	1.71%	1.57%	1.72%	2.17%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,038	$ 8,047	$ 7,145	$ 5,971	$ 5,224	$ 5,733
Portfolio turnover rate F	21% A	21%	54%	30%	54%	42%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. HAmount represents less than $.01 per share. IAmount represents less than .01%.

Financial Highlights - Service Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.63	$ 11.44	$ 10.57	$ 9.86	$ 10.08	$ 9.35
Income from Investment Operations
Net investment income (loss) E	- H	.19	.16	.17	.21	.17
Net realized and unrealized gain (loss)	.22	.29	.85	.77	(.21)	.87
Total from investment operations	.22	.48	1.01	.94	- H	1.04
Distributions from net investment income	- H	(.18)	(.11)	(.16)	(.18)	(.19)
Distributions from net realized gain	- H	(.11)	(.04)	(.07)	(.04)	(.12)
Total distributions	- H	(.29)	(.14) I	(.23)	(.22)	(.31)
Net asset value, end of period	$ 11.85	$ 11.63	$ 11.44	$ 10.57	$ 9.86	$ 10.08
Total ReturnB, C, D	1.92%	4.18%	9.60%	9.59%	(.04)%	11.24%
Ratios to Average Net Assets F, G
Expenses before reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.01% A	1.61%	1.47%	1.62%	2.07%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 455	$ 408	$ 125	$ 177	$ 95	$ 179
Portfolio turnover rate F	21% A	21%	54%	30%	54%	42%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. HAmount represents less than $.01 per share. ITotal distributions of $.14 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.037 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.55	$ 11.36	$ 10.55	$ 9.85	$ 10.08	$ 9.35
Income from Investment Operations
Net investment income (loss) E	(.01)	.17	.15	.15	.19	.16
Net realized and unrealized gain (loss)	.22	.29	.85	.77	(.20)	.86
Total from investment operations	.21	.46	1.00	.92	(.01)	1.02
Distributions from net investment income	- H	(.16)	(.15)	(.15)	(.18)	(.18)
Distributions from net realized gain	- H	(.11)	(.04)	(.07)	(.04)	(.12)
Total distributions	- H	(.27)	(.19)	(.22)	(.22)	(.29) I
Net asset value, end of period	$ 11.76	$ 11.55	$ 11.36	$ 10.55	$ 9.85	$ 10.08
Total ReturnB, C, D	1.84%	4.04%	9.46%	9.35%	(.09)%	11.06%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.14)% A	1.46%	1.31%	1.48%	1.92%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 90	$ 79	$ 102	$ 251	$ 226	$ 157
Portfolio turnover rate F	21% A	21%	54%	30%	54%	42%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. HAmount represents less than $.01 per share. ITotal distributions of $.29 per share is comprised of distributions from net investment income of $.177 and distributions from net realized gain of $.117 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2010 Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	5.9	6.1
VIP Equity-Income Portfolio Initial Class	6.2	6.4
VIP Growth & Income Portfolio Initial Class	7.1	7.3
VIP Growth Portfolio Initial Class	6.0	6.2
VIP Mid Cap Portfolio Initial Class	1.7	1.8
VIP Value Portfolio Initial Class	4.6	4.7
VIP Value Strategies Portfolio Initial Class	2.2	2.3
	33.7	34.8
International Equity Funds
VIP Emerging Markets Portfolio Initial Class	5.1	4.3
VIP Overseas Portfolio Initial Class	9.7	10.9
	14.8	15.2
Bond Funds
VIP High Income Portfolio Initial Class	4.0	3.9
VIP Investment Grade Bond Portfolio Initial Class	34.7	35.6
	38.7	39.5
Short-Term Funds
VIP Money Market Portfolio Initial Class	12.8	10.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	33.7%
International Equity Funds	14.8%
Bond Funds	38.7%
Short-Term Funds	12.8%

Six months ago
Domestic Equity Funds	34.8%
International Equity Funds	15.2%
Bond Funds	39.5%
Short-Term Funds	10.5%

Semiannual Report

VIP Freedom 2010 Portfolio

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 33.7%
	Shares	Value
VIP Contrafund Portfolio Initial Class (b)	493,593	$ 17,502,798
VIP Equity-Income Portfolio Initial Class (b)	820,036	18,393,405
VIP Growth & Income Portfolio Initial Class (b)	1,044,466	21,035,539
VIP Growth Portfolio Initial Class (b)	275,465	17,888,728
VIP Mid Cap Portfolio Initial Class (b)	144,748	5,076,315
VIP Value Portfolio Initial Class (b)	863,719	13,465,381
VIP Value Strategies Portfolio Initial Class (b)	410,078	6,573,544
TOTAL DOMESTIC EQUITY FUNDS (Cost $73,143,208)		99,935,710
International Equity Funds - 14.8%

VIP Emerging Markets Portfolio Initial Class (b)	1,640,324	15,058,171
VIP Overseas Portfolio Initial Class (b)	1,416,232	28,961,939
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $38,340,135)		44,020,110
Bond Funds - 38.7%

VIP High Income Portfolio Initial Class (b)	2,072,311	11,853,617
VIP Investment Grade Bond Portfolio Initial Class (b)	8,068,365	103,033,020
TOTAL BOND FUNDS (Cost $114,525,755)		114,886,637
Short-Term Funds - 12.8%
	Shares	Value
VIP Money Market Portfolio Initial Class 0.04% (a)(b) (Cost $38,016,678)	38,016,678	$ 38,016,678
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $264,025,776)		296,859,135
NET OTHER ASSETS (LIABILITIES) - 0.0%		(51,531)
NET ASSETS - 100%		$ 296,807,604
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 17,993,230	$ 1,902,046	$ 1,527,094	$ 2,888	$ 17,502,798
VIP Emerging Markets Portfolio Initial Class	12,818,859	3,206,607	1,010,291	8,231	15,058,171
VIP Equity-Income Portfolio Initial Class	18,925,465	2,329,133	1,455,520	15,712	18,393,405
VIP Growth & Income Portfolio Initial Class	21,568,420	2,405,889	2,319,469	7,353	21,035,539
VIP Growth Portfolio Initial Class	18,380,527	989,906	1,920,693	-	17,888,728
VIP High Income Portfolio Initial Class	11,488,205	389,595	435,545	29,133	11,853,617
VIP Investment Grade Bond Portfolio Initial Class	105,330,703	8,651,477	10,836,123	88,780	103,033,020
VIP Mid Cap Portfolio Initial Class	5,333,273	676,034	589,370	-	5,076,315
VIP Money Market Portfolio Initial Class	31,056,485	8,183,249	1,223,056	4,865	38,016,678
VIP Overseas Portfolio Initial Class	32,101,367	1,592,360	7,663,964	-	28,961,939
VIP Value Portfolio Initial Class	13,926,397	1,146,994	1,246,901	1,726	13,465,381
VIP Value Strategies Portfolio Initial Class	6,856,342	23,276	678,360	-	6,573,544
Total	$ 295,779,273	$ 31,496,566	$ 30,906,386	$ 158,688	$ 296,859,135
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2010 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $264,025,776) - See accompanying schedule		$ 296,859,135
Cash		3
Receivable for investments sold		9,783
Receivable for fund shares sold		697,639
Total assets		297,566,560

Liabilities
Payable for investments purchased	$ 665,683
Payable for fund shares redeemed	41,739
Distribution and service plan fees payable	51,534
Total liabilities		758,956

Net Assets		$ 296,807,604
Net Assets consist of:
Paid in capital		$ 259,600,521
Accumulated net investment loss		(156,754)
Accumulated undistributed net realized gain (loss) on investments		4,530,478
Net unrealized appreciation (depreciation) on investments		32,833,359
Net Assets		$ 296,807,604

Statement of Assets and Liabilities - continued

June 30, 2015 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($33,492,229 ÷ 2,629,664 shares)	$ 12.74

Service Class: Net Asset Value, offering price and redemption price per share ($25,542,993 ÷ 2,008,746 shares)	$ 12.72

Service Class 2: Net Asset Value, offering price and redemption price per share ($237,772,382 ÷ 18,794,095 shares)	$ 12.65

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 158,688

Expenses
Distribution and service plan fees	$ 303,219
Independent trustees' compensation	581
Total expenses before reductions	303,800
Expense reductions	(581)	303,219
Net investment income (loss)		(144,531)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(515,122)
Capital gain distributions from underlying funds	6,173,362
Total net realized gain (loss)		5,658,240
Change in net unrealized appreciation (depreciation) on underlying funds		1,004,802
Net gain (loss)		6,663,042
Net increase (decrease) in net assets resulting from operations		$ 6,518,511

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (144,531)	$ 4,276,913
Net realized gain (loss)	5,658,240	1,022,409
Change in net unrealized appreciation (depreciation)	1,004,802	6,948,502
Net increase (decrease) in net assets resulting from operations	6,518,511	12,247,824
Distributions to shareholders from net investment income	(47,182)	(4,247,245)
Distributions to shareholders from net realized gain	(94,363)	(4,532,892)
Total distributions	(141,545)	(8,780,137)
Share transactions - net increase (decrease)	(5,299,732)	11,313,204
Total increase (decrease) in net assets	1,077,234	14,780,891

Net Assets
Beginning of period	295,730,370	280,949,479
End of period (including accumulated net investment loss of $156,754 and undistributed net investment income of $34,959, respectively)	$ 296,807,604	$ 295,730,370

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.45	$ 12.30	$ 11.15	$ 10.31	$ 10.61	$ 9.77
Income from Investment Operations
Net investment income (loss) E	.01	.21	.22	.23	.24	.24
Net realized and unrealized gain (loss)	.29	.34	1.27	.98	(.26)	1.02
Total from investment operations	.30	.55	1.49	1.21	(.02)	1.26
Distributions from net investment income	- M	(.21)	(.21)	(.21)	(.23)	(.23)
Distributions from net realized gain	- M	(.20)	(.14)	(.16)	(.06)	(.19)
Total distributions	(.01) H	(.40) I	(.34) J	(.37)	(.28) K	(.42)
Net asset value, end of period	$ 12.74	$ 12.45	$ 12.30	$ 11.15	$ 10.31	$ 10.61
Total ReturnB, C, D	2.38%	4.53%	13.49%	11.78%	(.19)%	12.95%
Ratios to Average Net Assets F, G
Expenses before reductions L	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.11%A	1.67%	1.83%	2.07%	2.27%	2.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,492	$ 43,381	$ 44,430	$ 27,416	$ 22,338	$ 22,573
Portfolio turnover rate F	21% A	19%	19%	18%	17%	29%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. HTotal distributions of $.01 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.004 per share. ITotal distributions of $.40 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.196 per share. JTotal distributions of $.34 per share is comprised of distributions from net investment income of $.205 and distributions from net realized gain of $.139 per share. KTotal distributions of $.28 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.055 per share. LAmount represents less than .01%. MAmount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.43	$ 12.29	$ 11.14	$ 10.30	$ 10.60	$ 9.77
Income from Investment Operations
Net investment income (loss) E	- K	.20	.20	.22	.23	.23
Net realized and unrealized gain (loss)	.30	.33	1.28	.98	(.26)	1.01
Total from investment operations	.30	.53	1.48	1.20	(.03)	1.24
Distributions from net investment income	- K	(.19)	(.19)	(.20)	(.22)	(.21)
Distributions from net realized gain	- K	(.20)	(.14)	(.16)	(.06)	(.19)
Total distributions	(.01) H	(.39)	(.33)	(.36)	(.27) I	(.41) J
Net asset value, end of period	$ 12.72	$ 12.43	$ 12.29	$ 11.14	$ 10.30	$ 10.60
Total ReturnB, C, D	2.38%	4.35%	13.39%	11.69%	(.28)%	12.74%
Ratios to Average Net Assets F, G
Expenses before reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.01% A	1.57%	1.73%	1.97%	2.17%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,543	$ 28,049	$ 27,143	$ 23,896	$ 20,927	$ 19,259
Portfolio turnover rate F	21% A	19%	19%	18%	17%	29%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. HTotal distributions of $.01 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.004 per share. ITotal distributions of $.27 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.055 per share. JTotal distributions of $.41 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.191 per share. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.38	$ 12.24	$ 11.10	$ 10.26	$ 10.56	$ 9.74
Income from Investment Operations
Net investment income (loss) E	(.01)	.18	.19	.20	.22	.22
Net realized and unrealized gain (loss)	.29	.33	1.27	.98	(.26)	.99
Total from investment operations	.28	.51	1.46	1.18	(.04)	1.21
Distributions from net investment income	- K	(.18)	(.18)	(.19)	(.20)	(.20)
Distributions from net realized gain	- K	(.20)	(.14)	(.16)	(.06)	(.19)
Total distributions	(.01) H	(.37) I	(.32)	(.34) J	(.26)	(.39)
Net asset value, end of period	$ 12.65	$ 12.38	$ 12.24	$ 11.10	$ 10.26	$ 10.56
Total ReturnB, C, D	2.23%	4.21%	13.20%	11.58%	(.43)%	12.55%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.14)% A	1.42%	1.58%	1.82%	2.02%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 237,772	$ 224,300	$ 209,377	$ 167,502	$ 136,353	$ 117,966
Portfolio turnover rate F	21% A	19%	19%	18%	17%	29%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. HTotal distributions of $.01 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.004 per share. ITotal distributions of $.37 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.196 per share. JTotal distributions of $.34 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.157 per share. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2015 Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	6.9	7.0
VIP Equity-Income Portfolio Initial Class	7.2	7.4
VIP Growth & Income Portfolio Initial Class	8.3	8.5
VIP Growth Portfolio Initial Class	7.1	7.2
VIP Mid Cap Portfolio Initial Class	2.0	2.1
VIP Value Portfolio Initial Class	5.3	5.4
VIP Value Strategies Portfolio Initial Class	2.6	2.7
	39.4	40.3
International Equity Funds
VIP Emerging Markets Portfolio Initial Class	5.7	4.9
VIP Overseas Portfolio Initial Class	11.6	12.8
	17.3	17.7
Bond Funds
VIP High Income Portfolio Initial Class	4.0	4.0
VIP Investment Grade Bond Portfolio Initial Class	31.4	32.0
	35.4	36.0
Short-Term Funds
VIP Money Market Portfolio Initial Class	7.9	6.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	39.4%
International Equity Funds	17.3%
Bond Funds	35.4%
Short-Term Funds	7.9%

Six months ago
Domestic Equity Funds	40.3%
International Equity Funds	17.7%
Bond Funds	36.0%
Short-Term Funds	6.0%

Semiannual Report

VIP Freedom 2015 Portfolio

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 39.4%
	Shares	Value
VIP Contrafund Portfolio Initial Class (b)	220,901	$ 7,833,156
VIP Equity-Income Portfolio Initial Class (b)	367,807	8,249,920
VIP Growth & Income Portfolio Initial Class (b)	467,518	9,415,814
VIP Growth Portfolio Initial Class (b)	124,060	8,056,488
VIP Mid Cap Portfolio Initial Class (b)	65,466	2,295,894
VIP Value Portfolio Initial Class (b)	388,110	6,050,639
VIP Value Strategies Portfolio Initial Class (b)	185,020	2,965,878
TOTAL DOMESTIC EQUITY FUNDS (Cost $30,323,733)		44,867,789
International Equity Funds - 17.3%

VIP Emerging Markets Portfolio Initial Class (b)	705,123	6,473,027
VIP Overseas Portfolio Initial Class (b)	649,266	13,277,495
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $17,019,251)		19,750,522
Bond Funds - 35.4%

VIP High Income Portfolio Initial Class (b)	798,963	4,570,070
VIP Investment Grade Bond Portfolio Initial Class (b)	2,797,217	35,720,456
TOTAL BOND FUNDS (Cost $39,638,646)		40,290,526
Short-Term Funds - 7.9%
	Shares	Value
VIP Money Market Portfolio Initial Class 0.04% (a)(b) (Cost $8,991,326)	8,991,326	$ 8,991,326
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $95,972,956)		113,900,163
NET OTHER ASSETS (LIABILITIES) - 0.0%		(15,017)
NET ASSETS - 100%		$ 113,885,146
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 8,362,521	$ 992,563	$ 1,135,470	$ 1,311	$ 7,833,156
VIP Emerging Markets Portfolio Initial Class	5,839,832	1,518,940	910,377	3,675	6,473,027
VIP Equity-Income Portfolio Initial Class	8,798,141	1,038,860	951,439	7,125	8,249,920
VIP Growth & Income Portfolio Initial Class	10,043,820	1,008,764	1,356,412	3,338	9,415,814
VIP Growth Portfolio Initial Class	8,578,430	663,513	1,393,857	-	8,056,488
VIP High Income Portfolio Initial Class	4,692,962	133,949	420,818	11,411	4,570,070
VIP Investment Grade Bond Portfolio Initial Class	37,989,174	3,331,026	5,566,357	31,709	35,720,456
VIP Mid Cap Portfolio Initial Class	2,438,071	342,520	332,200	-	2,295,894
VIP Money Market Portfolio Initial Class	7,109,197	2,469,271	587,143	1,139	8,991,326
VIP Overseas Portfolio Initial Class	15,164,327	1,322,054	4,574,538	-	13,277,495
VIP Value Portfolio Initial Class	6,458,857	585,898	834,575	783	6,050,639
VIP Value Strategies Portfolio Initial Class	3,156,921	74,115	435,485	-	2,965,878
Total	$ 118,632,253	$ 13,481,473	$ 18,498,671	$ 60,491	$ 113,900,163
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2015 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $95,972,956) - See accompanying schedule		$ 113,900,163
Receivable for investments sold		13,738
Receivable for fund shares sold		135,648
Total assets		114,049,549

Liabilities
Payable to custodian bank	$ 54,180
Payable for investments purchased	80,551
Payable for fund shares redeemed	15,526
Distribution and service plan fees payable	14,146
Total liabilities		164,403

Net Assets		$ 113,885,146
Net Assets consist of:
Paid in capital		$ 94,045,106
Accumulated net investment loss		(30,116)
Accumulated undistributed net realized gain (loss) on investments		1,942,949
Net unrealized appreciation (depreciation) on investments		17,927,207
Net Assets		$ 113,885,146

Statement of Assets and Liabilities - continued

June 30, 2015 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($36,380,174 ÷ 2,821,881 shares)	$ 12.89

Service Class: Net Asset Value, offering price and redemption price per share ($16,991,699 ÷ 1,320,730 shares)	$ 12.87

Service Class 2: Net Asset Value, offering price and redemption price per share ($60,513,273 ÷ 4,721,515 shares)	$ 12.82

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2015 Portfolio

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 60,491

Expenses
Distribution and service plan fees	$ 85,329
Independent trustees' compensation	230
Total expenses before reductions	85,559
Expense reductions	(230)	85,329
Net investment income (loss)		(24,838)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(208,252)
Capital gain distributions from underlying funds	2,792,045
Total net realized gain (loss)		2,583,793
Change in net unrealized appreciation (depreciation) on underlying funds		493,363
Net gain (loss)		3,077,156
Net increase (decrease) in net assets resulting from operations		$ 3,052,318

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (24,838)	$ 1,774,198
Net realized gain (loss)	2,583,793	532,975
Change in net unrealized appreciation (depreciation)	493,363	2,796,078
Net increase (decrease) in net assets resulting from operations	3,052,318	5,103,251
Distributions to shareholders from net investment income	(18,343)	(1,766,365)
Distributions to shareholders from net realized gain	(220,118)	(1,976,863)
Total distributions	(238,461)	(3,743,228)
Share transactions - net increase (decrease)	(7,546,044)	2,772,488
Total increase (decrease) in net assets	(4,732,187)	4,132,511

Net Assets
Beginning of period	118,617,333	114,484,822
End of period (including accumulated net investment loss of $30,116 and undistributed net investment income of $13,065, respectively)	$ 113,885,146	$ 118,617,333

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.58	$ 12.43	$ 11.22	$ 10.38	$ 10.70	$ 9.78
Income from Investment Operations
Net investment income (loss) E	.01	.21	.21	.22	.23	.23
Net realized and unrealized gain (loss)	.33	.37	1.39	1.04	(.27)	1.04
Total from investment operations	.34	.58	1.60	1.26	(.04)	1.27
Distributions from net investment income	- N	(.21)	(.22)	(.23)	(.23)	(.23)
Distributions from net realized gain	(.02)	(.22)	(.18)	(.20)	(.06)	(.13)
Total distributions	(.03) I	(.43)	(.39) J	(.42) K	(.28) L	(.35) M
Net asset value, end of period	$ 12.89	$ 12.58	$ 12.43	$ 11.22	$ 10.38	$ 10.70
Total ReturnB, C, D	2.67%	4.70%	14.41%	12.23%	(.36)%	13.09%
Ratios to Average Net Assets F, G
Expenses before reductions H	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.10%A	1.68%	1.79%	2.01%	2.16%	2.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,380	$ 39,455	$ 41,070	$ 36,449	$ 38,879	$ 39,535
Portfolio turnover rate F	23% A	29%	29%	28%	26%	30%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. HAmount represents less than .01%. ITotal distributions of $.03 per share is comprised of distributions from net investment income of $.002 and distributions from net realized gain of $.024 per share. JTotal distributions of $.39 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.175 per share. KTotal distributions of $.42 per share is comprised of distributions from net investment income of $.227 and distributions from net realized gain of $.195 per share. LTotal distributions of $.28 per share is comprised of distributions from net investment income of $.227 and distributions from net realized gain of $.055 per share. MTotal distributions of $.35 per share is comprised of distributions from net investment income of $.227 and distributions from net realized gain of $.127 per share. NAmount represents less than $.01.

Financial Highlights - Service Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.56	$ 12.41	$ 11.21	$ 10.37	$ 10.69	$ 9.77
Income from Investment Operations
Net investment income (loss) E	- L	.20	.20	.21	.22	.22
Net realized and unrealized gain (loss)	.34	.37	1.38	1.04	(.26)	1.05
Total from investment operations	.34	.57	1.58	1.25	(.04)	1.27
Distributions from net investment income	- L	(.20)	(.21)	(.22)	(.22)	(.22)
Distributions from net realized gain	(.02)	(.22)	(.18)	(.20)	(.06)	(.13)
Total distributions	(.03) I	(.42)	(.38) J	(.41) K	(.28)	(.35)
Net asset value, end of period	$ 12.87	$ 12.56	$ 12.41	$ 11.21	$ 10.37	$ 10.69
Total ReturnB, C, D	2.68%	4.63%	14.24%	12.13%	(.41)%	13.00%
Ratios to Average Net Assets F, G
Expenses before reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	-%A, H	1.58%	1.69%	1.91%	2.06%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,992	$ 15,842	$ 10,762	$ 6,600	$ 7,743	$ 2,723
Portfolio turnover rate F	23% A	29%	29%	28%	26%	30%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. HAmount represents less than .01%. ITotal distributions of $.03 per share is comprised of distributions from net investment income of $.002 and distributions from net realized gain of $.024 per share. JTotal distributions of $.38 per share is comprised of distributions from net investment income of $.207 and distributions from net realized gain of $.175 per share. KTotal distributions of $.41 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.195 per share. LAmount represents less than $.01.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.52	$ 12.37	$ 11.17	$ 10.34	$ 10.65	$ 9.74
Income from Investment Operations
Net investment income (loss) E	(.01)	.18	.18	.19	.21	.21
Net realized and unrealized gain (loss)	.34	.37	1.38	1.03	(.26)	1.03
Total from investment operations	.33	.55	1.56	1.22	(.05)	1.24
Distributions from net investment income	-H	(.18)	(.19)	(.20)	(.20)	(.20)
Distributions from net realized gain	(.02)	(.22)	(.18)	(.20)	(.06)	(.13)
Total distributions	(.03) I	(.40)	(.36) J	(.39) K	(.26)	(.33)
Net asset value, end of period	$ 12.82	$ 12.52	$ 12.37	$ 11.17	$ 10.34	$ 10.65
Total ReturnB, C, D	2.61%	4.45%	14.10%	11.90%	(.52)%	12.79%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.15)%A	1.43%	1.54%	1.76%	1.91%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,513	$ 63,321	$ 62,652	$ 60,594	$ 55,246	$ 56,112
Portfolio turnover rate F	23% A	29%	29%	28%	26%	30%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. HAmount represents less than $.01 per share. ITotal distributions of $.03 per share is comprised of distributions from net investment income of $.002 and distributions from net realized gain of $.024 per share. JTotal distributions of $.36 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.175 per share. KTotal distributions of $.39 per share is comprised of distributions from net investment income of $.199 and distributions from net realized gain of $.195 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2020 Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	7.7	7.8
VIP Equity-Income Portfolio Initial Class	8.0	8.2
VIP Growth & Income Portfolio Initial Class	9.2	9.4
VIP Growth Portfolio Initial Class	7.9	8.0
VIP Mid Cap Portfolio Initial Class	2.2	2.3
VIP Value Portfolio Initial Class	5.9	6.1
VIP Value Strategies Portfolio Initial Class	2.9	2.9
	43.8	44.7
International Equity Funds
VIP Emerging Markets Portfolio Initial Class	6.1	5.3
VIP Overseas Portfolio Initial Class	13.1	14.0
	19.2	19.3
Bond Funds
VIP High Income Portfolio Initial Class	4.0	4.0
VIP Investment Grade Bond Portfolio Initial Class	28.1	28.5
	32.1	32.5
Short-Term Funds
VIP Money Market Portfolio Initial Class	4.9	3.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	43.8%
International Equity Funds	19.2%
Bond Funds	32.1%
Short-Term Funds	4.9%

Six months ago
Domestic Equity Funds	44.7%
International Equity Funds	19.3%
Bond Funds	32.5%
Short-Term Funds	3.5%

Semiannual Report

VIP Freedom 2020 Portfolio

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 43.8%
	Shares	Value
VIP Contrafund Portfolio Initial Class (b)	1,650,629	$ 58,531,289
VIP Equity-Income Portfolio Initial Class (b)	2,739,581	61,448,804
VIP Growth & Income Portfolio Initial Class (b)	3,484,742	70,182,710
VIP Growth Portfolio Initial Class (b)	923,724	59,986,665
VIP Mid Cap Portfolio Initial Class (b)	485,564	17,028,719
VIP Value Portfolio Initial Class (b)	2,884,573	44,970,486
VIP Value Strategies Portfolio Initial Class (b)	1,372,921	22,007,918
TOTAL DOMESTIC EQUITY FUNDS (Cost $229,003,520)		334,156,591
International Equity Funds - 19.2%

VIP Emerging Markets Portfolio Initial Class (b)	5,074,525	46,584,137
VIP Overseas Portfolio Initial Class (b)	4,870,267	99,596,951
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $124,281,309)		146,181,088
Bond Funds - 32.1%

VIP High Income Portfolio Initial Class (b)	5,341,930	30,555,842
VIP Investment Grade Bond Portfolio Initial Class (b)	16,797,305	214,501,589
TOTAL BOND FUNDS (Cost $246,370,382)		245,057,431
Short-Term Funds - 4.9%
	Shares	Value
VIP Money Market Portfolio Initial Class 0.04% (a)(b) (Cost $37,541,368)	37,541,368	$ 37,541,368
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $637,196,579)		762,936,478
NET OTHER ASSETS (LIABILITIES) - 0.0%		(133,016)
NET ASSETS - 100%		$ 762,803,462
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 59,565,879	$ 5,566,793	$ 3,726,850	$ 9,617	$ 58,531,289
VIP Emerging Markets Portfolio Initial Class	40,294,212	8,282,804	2,168,925	26,032	46,584,137
VIP Equity-Income Portfolio Initial Class	62,616,674	6,214,273	2,726,820	51,846	61,448,804
VIP Growth & Income Portfolio Initial Class	71,345,864	5,920,559	5,004,613	24,458	70,182,710
VIP Growth Portfolio Initial Class	60,753,411	3,470,550	5,733,673	-	59,986,665
VIP High Income Portfolio Initial Class	30,526,423	168,210	1,246,066	77,422	30,555,842
VIP Investment Grade Bond Portfolio Initial Class	217,034,230	12,042,162	14,261,178	182,357	214,501,589
VIP Mid Cap Portfolio Initial Class	17,665,272	2,114,526	1,605,435	-	17,028,719
VIP Money Market Portfolio Initial Class	26,538,252	11,195,455	192,339	4,560	37,541,368
VIP Overseas Portfolio Initial Class	106,967,502	4,353,781	21,641,456	-	99,596,951
VIP Value Portfolio Initial Class	46,110,861	3,276,901	3,215,800	5,763	44,970,486
VIP Value Strategies Portfolio Initial Class	22,419,977	163,303	1,819,145	-	22,007,918
Total	$ 761,838,557	$ 62,769,317	$ 63,342,300	$ 382,055	$ 762,936,478
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2020 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $637,196,579) - See accompanying schedule		$ 762,936,478
Receivable for investments sold		26,472
Receivable for fund shares sold		192,083
Total assets		763,155,033

Liabilities
Payable to custodian bank	$ 216
Payable for investments purchased	97,957
Payable for fund shares redeemed	122,710
Distribution and service plan fees payable	130,688
Total liabilities		351,571

Net Assets		$ 762,803,462
Net Assets consist of:
Paid in capital		$ 620,392,973
Accumulated net investment loss		(465,434)
Accumulated undistributed net realized gain (loss) on investments		17,136,024
Net unrealized appreciation (depreciation) on investments		125,739,899
Net Assets		$ 762,803,462

Statement of Assets and Liabilities - continued

June 30, 2015 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($89,310,585 ÷ 6,796,050 shares)	$ 13.14

Service Class: Net Asset Value, offering price and redemption price per share ($88,553,343 ÷ 6,756,642 shares)	$ 13.11

Service Class 2: Net Asset Value, offering price and redemption price per share ($584,939,534 ÷ 44,811,902 shares)	$ 13.05

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2020 Portfolio

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 382,055

Expenses
Distribution and service plan fees	$ 778,419
Independent trustees' compensation	1,507
Total expenses before reductions	779,926
Expense reductions	(1,507)	778,419
Net investment income (loss)		(396,364)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(941,570)
Capital gain distributions from underlying funds	20,414,910
Total net realized gain (loss)		19,473,340
Change in net unrealized appreciation (depreciation) on underlying funds		2,612,473
Net gain (loss)		22,085,813
Net increase (decrease) in net assets resulting from operations		$ 21,689,449

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (396,364)	$ 11,200,881
Net realized gain (loss)	19,473,340	3,826,894
Change in net unrealized appreciation (depreciation)	2,612,473	18,597,644
Net increase (decrease) in net assets resulting from operations	21,689,449	33,625,419
Distributions to shareholders from net investment income	(118,998)	(11,161,646)
Distributions to shareholders from net realized gain	(475,994)	(13,279,401)
Total distributions	(594,992)	(24,441,047)
Share transactions - net increase (decrease)	(19,998,603)	12,605,571
Total increase (decrease) in net assets	1,095,854	21,789,943

Net Assets
Beginning of period	761,707,608	739,917,665
End of period (including accumulated net investment loss of $465,434 and undistributed net investment income of $49,928, respectively)	$ 762,803,462	$ 761,707,608

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.77	$ 12.61	$ 11.21	$ 10.21	$ 10.59	$ 9.52
Income from Investment Operations
Net investment income (loss) E	.01	.22	.22	.24	.26	.26
Net realized and unrealized gain (loss)	.37	.38	1.56	1.12	(.37)	1.11
Total from investment operations	.38	.60	1.78	1.36	(.11)	1.37
Distributions from net investment income	-J	(.22)	(.22)	(.23)	(.23)	(.22)
Distributions from net realized gain	(.01)	(.23)	(.16)	(.13)	(.04)	(.08)
Total distributions	(.01)	(.44) I	(.38)	(.36)	(.27)	(.30)
Net asset value, end of period	$ 13.14	$ 12.77	$ 12.61	$ 11.21	$ 10.21	$ 10.59
Total ReturnB, C, D	2.98%	4.82%	16.01%	13.38%	(1.03)%	14.49%
Ratios to Average Net Assets F, H
Expenses before reductions G	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.10%A	1.70%	1.84%	2.16%	2.47%	2.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 89,311	$ 101,533	$ 91,328	$ 58,113	$ 47,731	$ 45,225
Portfolio turnover rate F	16%A	15%	20%	15%	10%	21%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GAmount represents less than .01%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. ITotal distributions of $.44 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.227 per share. JAmount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.74	$ 12.59	$ 11.19	$ 10.20	$ 10.58	$ 9.50
Income from Investment Operations
Net investment income (loss) E	-I	.20	.21	.23	.25	.25
Net realized and unrealized gain (loss)	.38	.38	1.56	1.11	(.37)	1.12
Total from investment operations	.38	.58	1.77	1.34	(.12)	1.37
Distributions from net investment income	-I	(.21)	(.21)	(.22)	(.22)	(.21)
Distributions from net realized gain	(.01)	(.23)	(.16)	(.13)	(.04)	(.08)
Total distributions	(.01)	(.43) H	(.37)	(.35)	(.26)	(.29)
Net asset value, end of period	$ 13.11	$ 12.74	$ 12.59	$ 11.19	$ 10.20	$ 10.58
Total ReturnB, C, D	2.98%	4.66%	15.95%	13.19%	(1.12)%	14.52%
Ratios to Average Net Assets F, G
Expenses before reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.00%A, J	1.60%	1.74%	2.06%	2.37%	2.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 88,553	$ 76,679	$ 65,867	$ 45,779	$ 36,818	$ 33,244
Portfolio turnover rate F	16%A	15%	20%	15%	10%	21%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. HTotal distributions of $.43 per share is comprised of distributions from net investment income of $.205 and distributions from net realized gain of $.227 per share. IAmount represents less than $.01 per share. JAmount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.70	$ 12.54	$ 11.16	$ 10.17	$ 10.55	$ 9.48
Income from Investment Operations
Net investment income (loss) E	(.01)	.18	.19	.21	.24	.23
Net realized and unrealized gain (loss)	.37	.39	1.54	1.11	(.37)	1.12
Total from investment operations	.36	.57	1.73	1.32	(.13)	1.35
Distributions from net investment income	-H	(.18)	(.19)	(.20)	(.21)	(.20)
Distributions from net realized gain	(.01)	(.23)	(.16)	(.13)	(.04)	(.08)
Total distributions	(.01)	(.41)	(.35)	(.33)	(.25)	(.28)
Net asset value, end of period	$ 13.05	$ 12.70	$ 12.54	$ 11.16	$ 10.17	$ 10.55
Total ReturnB, C, D	2.84%	4.60%	15.63%	13.07%	(1.24)%	14.33%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.15)%A	1.45%	1.59%	1.91%	2.22%	2.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 584,940	$ 583,496	$ 582,722	$ 520,011	$ 426,477	$ 310,255
Portfolio turnover rate F	16%A	15%	20%	15%	10%	21%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2025 Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	8.6	8.9
VIP Equity-Income Portfolio Initial Class	9.1	9.4
VIP Growth & Income Portfolio Initial Class	10.4	10.7
VIP Growth Portfolio Initial Class	8.8	9.1
VIP Mid Cap Portfolio Initial Class	2.5	2.6
VIP Value Portfolio Initial Class	6.6	6.9
VIP Value Strategies Portfolio Initial Class	3.3	3.4
	49.3	51.0
International Equity Funds
VIP Emerging Markets Portfolio Initial Class	6.7	6.0
VIP Overseas Portfolio Initial Class	14.9	16.2
	21.6	22.2
Bond Funds
VIP High Income Portfolio Initial Class	4.0	4.0
VIP Investment Grade Bond Portfolio Initial Class	23.1	21.5
	27.1	25.5
Short-Term Funds
VIP Money Market Portfolio Initial Class	2.0	1.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	49.3%
International Equity Funds	21.6%
Bond Funds	27.1%
Short-Term Funds	2.0%

Six months ago
Domestic Equity Funds	51.0%
International Equity Funds	22.2%
Bond Funds	25.5%
Short-Term Funds	1.3%

Semiannual Report

VIP Freedom 2025 Portfolio

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.3%
	Shares	Value
VIP Contrafund Portfolio Initial Class (b)	281,347	$ 9,976,564
VIP Equity-Income Portfolio Initial Class (b)	468,004	10,497,335
VIP Growth & Income Portfolio Initial Class (b)	595,343	11,990,210
VIP Growth Portfolio Initial Class (b)	157,404	10,221,791
VIP Mid Cap Portfolio Initial Class (b)	83,212	2,918,228
VIP Value Portfolio Initial Class (b)	493,089	7,687,251
VIP Value Strategies Portfolio Initial Class (b)	235,221	3,770,589
TOTAL DOMESTIC EQUITY FUNDS (Cost $43,527,937)		57,061,968
International Equity Funds - 21.6%

VIP Emerging Markets Portfolio Initial Class (b)	839,999	7,711,192
VIP Overseas Portfolio Initial Class (b)	844,369	17,267,349
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $21,847,527)		24,978,541
Bond Funds - 27.1%

VIP High Income Portfolio Initial Class (b)	809,961	4,632,974
VIP Investment Grade Bond Portfolio Initial Class (b)	2,094,687	26,749,149
TOTAL BOND FUNDS (Cost $31,564,928)		31,382,123
Short-Term Funds - 2.0%
	Shares	Value
VIP Money Market Portfolio Initial Class 0.04% (a)(b) (Cost $2,304,112)	2,304,112	$ 2,304,112
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $99,244,504)		115,726,744
NET OTHER ASSETS (LIABILITIES) - 0.0%		(11,546)
NET ASSETS - 100%		$ 115,715,198
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 9,448,520	$ 1,668,336	$ 682,995	$ 1,551	$ 9,976,564
VIP Emerging Markets Portfolio Initial Class	6,327,228	1,923,975	559,133	4,132	7,711,192
VIP Equity-Income Portfolio Initial Class	9,935,230	1,898,769	583,823	8,430	10,497,335
VIP Growth & Income Portfolio Initial Class	11,331,875	1,968,111	977,271	3,970	11,990,210
VIP Growth Portfolio Initial Class	9,660,133	1,107,004	792,336	-	10,221,791
VIP High Income Portfolio Initial Class	4,285,163	376,864	186,034	10,904	4,632,974
VIP Investment Grade Bond Portfolio Initial Class	22,727,235	5,789,441	1,681,359	19,842	26,749,149
VIP Mid Cap Portfolio Initial Class	2,750,969	503,881	156,863	-	2,918,228
VIP Money Market Portfolio Initial Class	1,343,742	1,134,752	174,382	267	2,304,112
VIP Overseas Portfolio Initial Class	17,140,652	1,884,951	3,398,367	-	17,267,349
VIP Value Portfolio Initial Class	7,290,067	1,058,055	472,440	931	7,687,251
VIP Value Strategies Portfolio Initial Class	3,565,679	240,782	238,244	-	3,770,589
Total	$ 105,806,493	$ 19,554,921	$ 9,903,247	$ 50,027	$ 115,726,744
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2025 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $99,244,504) - See accompanying schedule		$ 115,726,744
Receivable for investments sold		32,683
Receivable for fund shares sold		127,080
Total assets		115,886,507

Liabilities
Payable to custodian bank	$ 115
Payable for investments purchased	76,103
Payable for fund shares redeemed	80,903
Distribution and service plan fees payable	14,188
Total liabilities		171,309

Net Assets		$ 115,715,198
Net Assets consist of:
Paid in capital		$ 96,717,727
Accumulated net investment loss		(31,289)
Accumulated undistributed net realized gain (loss) on investments		2,546,520
Net unrealized appreciation (depreciation) on investments		16,482,240
Net Assets		$ 115,715,198

Statement of Assets and Liabilities - continued

June 30, 2015 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($26,030,734 ÷ 1,916,429 shares)	$ 13.58

Service Class: Net Asset Value, offering price and redemption price per share ($36,423,371 ÷ 2,687,981 shares)	$ 13.55

Service Class 2: Net Asset Value, offering price and redemption price per share ($53,261,093 ÷ 3,949,658 shares)	$ 13.48

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 50,027

Expenses
Distribution and service plan fees	$ 81,316
Independent trustees' compensation	218
Total expenses before reductions	81,534
Expense reductions	(218)	81,316
Net investment income (loss)		(31,289)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(111,178)
Capital gain distributions from underlying funds	3,289,815
Total net realized gain (loss)		3,178,637
Change in net unrealized appreciation (depreciation) on underlying funds		379,753
Net gain (loss)		3,558,390
Net increase (decrease) in net assets resulting from operations		$ 3,527,101

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (31,289)	$ 1,610,466
Net realized gain (loss)	3,178,637	693,939
Change in net unrealized appreciation (depreciation)	379,753	2,297,020
Net increase (decrease) in net assets resulting from operations	3,527,101	4,601,425
Distributions to shareholders from net investment income	-	(1,605,249)
Distributions to shareholders from net realized gain	(187,197)	(1,979,200)
Total distributions	(187,197)	(3,584,449)
Share transactions - net increase (decrease)	6,581,714	12,068,974
Total increase (decrease) in net assets	9,921,618	13,085,950

Net Assets
Beginning of period	105,793,580	92,707,630
End of period (including accumulated net investment loss of $31,289 and $0, respectively)	$ 115,715,198	$ 105,793,580

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.16	$ 12.99	$ 11.20	$ 10.02	$ 10.49	$ 9.30
Income from Investment Operations
Net investment income (loss) E	.01	.24	.25	.24	.24	.28
Net realized and unrealized gain (loss)	.43	.41	1.97	1.27	(.46)	1.19
Total from investment operations	.44	.65	2.22	1.51	(.22)	1.47
Distributions from net investment income	-	(.22)	(.23)	(.21)	(.22)	(.21)
Distributions from net realized gain	(.02)	(.26)	(.20)	(.12)	(.03)	(.06)
Total distributions	(.02)	(.48)	(.43)	(.33)	(.25)	(.28) I
Net asset value, end of period	$ 13.58	$ 13.16	$ 12.99	$ 11.20	$ 10.02	$ 10.49
Total ReturnB, C, D	3.37%	5.06%	19.95%	15.11%	(2.11)%	15.79%
Ratios to Average Net Assets F, G
Expenses before reductions H	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.09%A	1.78%	2.03%	2.17%	2.25%	2.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,031	$ 26,137	$ 24,548	$ 17,792	$ 15,537	$ 17,388
Portfolio turnover rate F	18%A	29%	30%	34%	21%	25%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. HAmount represents less than .01%. ITotal distributions of $.28 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.061 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.14	$ 12.97	$ 11.18	$ 10.01	$ 10.49	$ 9.30
Income from Investment Operations
Net investment income (loss) E	- H	.22	.23	.22	.23	.27
Net realized and unrealized gain (loss)	.43	.42	1.98	1.27	(.47)	1.19
Total from investment operations	.43	.64	2.21	1.49	(.24)	1.46
Distributions from net investment income	-	(.21)	(.22)	(.20)	(.21)	(.21)
Distributions from net realized gain	(.02)	(.26)	(.20)	(.12)	(.03)	(.06)
Total distributions	(.02)	(.47)	(.42)	(.32)	(.24)	(.27)
Net asset value, end of period	$ 13.55	$ 13.14	$ 12.97	$ 11.18	$ 10.01	$ 10.49
Total ReturnB, C, D	3.30%	4.98%	19.89%	14.97%	(2.26)%	15.70%
Ratios to Average Net Assets F, G
Expenses before reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	(.01)%A	1.68%	1.93%	2.07%	2.16%	2.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,423	$ 30,291	$ 21,780	$ 16,558	$ 7,149	$ 1,429
Portfolio turnover rate F	18%A	29%	30%	34%	21%	25%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.09	$ 12.92	$ 11.14	$ 9.97	$ 10.44	$ 9.27
Income from Investment Operations
Net investment income (loss) E	(.01)	.20	.22	.21	.21	.26
Net realized and unrealized gain (loss)	.42	.42	1.96	1.26	(.45)	1.17
Total from investment operations	.41	.62	2.18	1.47	(.24)	1.43
Distributions from net investment income	-	(.19)	(.20)	(.18)	(.19)	(.20)
Distributions from net realized gain	(.02)	(.26)	(.20)	(.12)	(.03)	(.06)
Total distributions	(.02)	(.45)	(.40)	(.30)	(.23) H	(.26)
Net asset value, end of period	$ 13.48	$ 13.09	$ 12.92	$ 11.14	$ 9.97	$ 10.44
Total ReturnB, C, D	3.16%	4.85%	19.71%	14.80%	(2.35)%	15.47%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.16)%A	1.53%	1.78%	1.92%	2.00%	2.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,261	$ 49,366	$ 46,379	$ 33,051	$ 25,869	$ 22,782
Portfolio turnover rate F	18%A	29%	30%	34%	21%	25%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. HTotal distributions of $.23 per share is comprised of distributions from net investment income of $.192 and distributions from net realized gain of $.033 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2030 Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	10.4	10.6
VIP Equity-Income Portfolio Initial Class	10.9	11.1
VIP Growth & Income Portfolio Initial Class	12.4	12.7
VIP Growth Portfolio Initial Class	10.7	10.8
VIP Mid Cap Portfolio Initial Class	3.0	3.1
VIP Value Portfolio Initial Class	8.0	8.1
VIP Value Strategies Portfolio Initial Class	3.9	4.0
	59.3	60.4
International Equity Funds
VIP Emerging Markets Portfolio Initial Class	7.6	6.9
VIP Overseas Portfolio Initial Class	18.2	19.3
	25.8	26.2
Bond Funds
VIP High Income Portfolio Initial Class	4.0	4.1
VIP Investment Grade Bond Portfolio Initial Class	9.6	9.3
	13.6	13.4
Short-Term Funds
VIP Money Market Portfolio Initial Class	1.3	0.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	59.3%
International Equity Funds	25.8%
Bond Funds	13.6%
Short-Term Funds	1.3%

Six months ago
Domestic Equity Funds	60.4%
International Equity Funds	26.2%
Bond Funds	13.4%

Semiannual Report

VIP Freedom 2030 Portfolio

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.3%
	Shares	Value
VIP Contrafund Portfolio Initial Class (b)	859,322	$ 30,471,551
VIP Equity-Income Portfolio Initial Class (b)	1,428,068	32,031,564
VIP Growth & Income Portfolio Initial Class (b)	1,816,974	36,593,866
VIP Growth Portfolio Initial Class (b)	483,897	31,424,301
VIP Mid Cap Portfolio Initial Class (b)	252,984	8,872,151
VIP Value Portfolio Initial Class (b)	1,505,209	23,466,210
VIP Value Strategies Portfolio Initial Class (b)	719,815	11,538,632
TOTAL DOMESTIC EQUITY FUNDS (Cost $137,732,258)		174,398,275
International Equity Funds - 25.8%

VIP Emerging Markets Portfolio Initial Class (b)	2,445,100	22,446,017
VIP Overseas Portfolio Initial Class (b)	2,614,165	53,459,667
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $67,434,481)		75,905,684
Bond Funds - 13.6%

VIP High Income Portfolio Initial Class (b)	2,052,118	11,738,115
VIP Investment Grade Bond Portfolio Initial Class (b)	2,219,900	28,348,127
TOTAL BOND FUNDS (Cost $40,232,097)		40,086,242
Short-Term Funds - 1.3%
	Shares	Value
VIP Money Market Portfolio Initial Class 0.04% (a)(b) (Cost $3,951,873)	3,951,873	$ 3,951,873
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $249,350,709)		294,342,074
NET OTHER ASSETS (LIABILITIES) - 0.0%		(37,589)
NET ASSETS - 100%		$ 294,304,485
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 29,282,420	$ 4,271,855	$ 1,663,748	$ 4,708	$ 30,471,551
VIP Emerging Markets Portfolio Initial Class	19,087,595	5,039,756	1,718,641	12,224	22,446,017
VIP Equity-Income Portfolio Initial Class	30,778,400	5,303,710	1,723,442	25,637	32,031,564
VIP Growth & Income Portfolio Initial Class	35,127,823	5,246,246	2,721,213	12,074	36,593,866
VIP Growth Portfolio Initial Class	29,947,300	3,314,659	2,576,687	-	31,424,301
VIP High Income Portfolio Initial Class	11,247,552	1,186,319	1,098,963	28,485	11,738,115
VIP Investment Grade Bond Portfolio Initial Class	25,791,800	7,072,252	4,463,728	22,392	28,348,127
VIP Mid Cap Portfolio Initial Class	8,532,626	1,430,027	538,191	-	8,872,151
VIP Money Market Portfolio Initial Class	-	4,028,787	76,914	284	3,951,873
VIP Overseas Portfolio Initial Class	53,605,943	3,996,639	9,027,263	-	53,459,667
VIP Value Portfolio Initial Class	22,578,214	2,566,316	1,070,982	2,824	23,466,210
VIP Value Strategies Portfolio Initial Class	11,053,629	577,753	698,708	-	11,538,632
Total	$ 277,033,302	$ 44,034,319	$ 27,378,480	$ 108,628	$ 294,342,074
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2030 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $249,350,709) - See accompanying schedule		$ 294,342,074
Receivable for fund shares sold		472,549
Total assets		294,814,623

Liabilities
Payable to custodian bank	$ 131
Payable for investments purchased	320,161
Payable for fund shares redeemed	150,157
Distribution and service plan fees payable	39,689
Total liabilities		510,138

Net Assets		$ 294,304,485
Net Assets consist of:
Paid in capital		$ 241,752,699
Accumulated net investment loss		(107,887)
Accumulated undistributed net realized gain (loss) on investments		7,668,308
Net unrealized appreciation (depreciation) on investments		44,991,365
Net Assets		$ 294,304,485

Statement of Assets and Liabilities - continued

June 30, 2015 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($68,833,458 ÷ 5,094,553 shares)	$ 13.51

Service Class: Net Asset Value, offering price and redemption price per share ($60,622,392 ÷ 4,495,319 shares)	$ 13.49

Service Class 2: Net Asset Value, offering price and redemption price per share ($164,848,635 ÷ 12,275,627 shares)	$ 13.43

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2030 Portfolio

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 108,628

Expenses
Distribution and service plan fees	$ 225,961
Independent trustees' compensation	556
Total expenses before reductions	226,517
Expense reductions	(556)	225,961
Net investment income (loss)		(117,333)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(646,050)
Capital gain distributions from underlying funds	9,963,112
Total net realized gain (loss)		9,317,062
Change in net unrealized appreciation (depreciation) on underlying funds		1,298,967
Net gain (loss)		10,616,029
Net increase (decrease) in net assets resulting from operations		$ 10,498,696

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (117,333)	$ 3,952,206
Net realized gain (loss)	9,317,062	1,858,371
Change in net unrealized appreciation (depreciation)	1,298,967	6,891,326
Net increase (decrease) in net assets resulting from operations	10,498,696	12,701,903
Distributions to shareholders from net investment income	-	(3,942,760)
Distributions to shareholders from net realized gain	(298,881)	(4,966,245)
Total distributions	(298,881)	(8,909,005)
Share transactions - net increase (decrease)	7,109,629	30,231,660
Total increase (decrease) in net assets	17,309,444	34,024,558

Net Assets
Beginning of period	276,995,041	242,970,483
End of period (including accumulated net investment loss of $107,887 and undistributed net investment income of $9,446, respectively)	$ 294,304,485	$ 276,995,041

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.01	$ 12.84	$ 10.88	$ 9.70	$ 10.21	$ 9.03
Income from Investment Operations
Net investment income (loss) E	.01	.22	.22	.25	.23	.21
Net realized and unrealized gain (loss)	.50	.41	2.12	1.26	(.49)	1.24
Total from investment operations	.51	.63	2.34	1.51	(.26)	1.45
Distributions from net investment income	-	(.21)	(.21)	(.23)	(.22)	(.20)
Distributions from net realized gain	(.01)	(.25)	(.17)	(.10)	(.03)	(.07)
Total distributions	(.01)	(.46)	(.38)	(.33)	(.25)	(.27)
Net asset value, end of period	$ 13.51	$ 13.01	$ 12.84	$ 10.88	$ 9.70	$ 10.21
Total ReturnB, C, D	3.95%	4.96%	21.66%	15.58%	(2.60)%	16.08%
Ratios to Average Net Assets F, H
Expenses before reductions G	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.08% A	1.70%	1.88%	2.39%	2.27%	2.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,833	$ 72,243	$ 64,173	$ 39,111	$ 30,601	$ 28,917
Portfolio turnover rate F	19% A	18%	30%	17%	16%	25%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GAmount represents less than .01%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Service Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.99	$ 12.82	$ 10.87	$ 9.69	$ 10.20	$ 9.02
Income from Investment Operations
Net investment income (loss) E	- I	.21	.21	.24	.22	.20
Net realized and unrealized gain (loss)	.51	.41	2.11	1.26	(.49)	1.24
Total from investment operations	.51	.62	2.32	1.50	(.27)	1.44
Distributions from net investment income	-	(.19)	(.20)	(.22)	(.21)	(.19)
Distributions from net realized gain	(.01)	(.25)	(.17)	(.10)	(.03)	(.07)
Total distributions	(.01)	(.45) H	(.37)	(.32)	(.24)	(.26)
Net asset value, end of period	$ 13.49	$ 12.99	$ 12.82	$ 10.87	$ 9.69	$ 10.20
Total ReturnB, C, D	3.96%	4.86%	21.50%	15.48%	(2.70)%	16.00%
Ratios to Average Net Assets F, G
Expenses before reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	(.02)% A	1.60%	1.78%	2.29%	2.17%	2.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,622	$ 53,484	$ 46,868	$ 32,295	$ 28,666	$ 23,137
Portfolio turnover rate F	19% A	18%	30%	17%	16%	25%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. HTotal distributions of $.45 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.254 per share. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.95	$ 12.78	$ 10.83	$ 9.67	$ 10.18	$ 9.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.19	.19	.23	.21	.19
Net realized and unrealized gain (loss)	.50	.41	2.11	1.23	(.50)	1.24
Total from investment operations	.49	.60	2.30	1.46	(.29)	1.43
Distributions from net investment income	-	(.18)	(.18)	(.21)	(.19)	(.17)
Distributions from net realized gain	(.01)	(.25)	(.17)	(.10)	(.03)	(.07)
Total distributions	(.01)	(.43)	(.35)	(.30) H	(.22)	(.25) I
Net asset value, end of period	$ 13.43	$ 12.95	$ 12.78	$ 10.83	$ 9.67	$ 10.18
Total ReturnB, C, D	3.82%	4.74%	21.41%	15.18%	(2.83)%	15.89%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.17)% A	1.45%	1.63%	2.14%	2.02%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 164,849	$ 151,268	$ 131,930	$ 94,419	$ 59,671	$ 49,574
Portfolio turnover rate F	19% A	18%	30%	17%	16%	25%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. HTotal distributions of $.30 per share is comprised of distributions from net investment income of $.207 and distributions from net realized gain of $.096 per share. ITotal distributions of $.25 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.072 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2035 Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	11.3	11.3
VIP Equity-Income Portfolio Initial Class	11.9	11.9
VIP Growth & Income Portfolio Initial Class	13.5	13.6
VIP Growth Portfolio Initial Class	11.6	11.6
VIP Mid Cap Portfolio Initial Class	3.3	3.3
VIP Value Portfolio Initial Class	8.7	8.8
VIP Value Strategies Portfolio Initial Class	4.2	4.3
	64.5	64.8
International Equity Funds
VIP Emerging Markets Portfolio Initial Class	8.2	7.3
VIP Overseas Portfolio Initial Class	19.9	20.9
	28.1	28.2
Bond Funds
VIP High Income Portfolio Initial Class	4.0	3.9
VIP Investment Grade Bond Portfolio Initial Class	2.1	3.1
	6.1	7.0
Short-Term Funds
VIP Money Market Portfolio Initial Class	1.3	0.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	64.5%
International Equity Funds	28.1%
Bond Funds	6.1%
Short-Term Funds	1.3%

Six months ago
Domestic Equity Funds	64.8%
International Equity Funds	28.2%
Bond Funds	7.0%

Semiannual Report

VIP Freedom 2035 Portfolio

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.5%
	Shares	Value
VIP Contrafund Portfolio Initial Class (b)	61,365	$ 2,175,993
VIP Equity-Income Portfolio Initial Class (b)	102,044	2,288,850
VIP Growth & Income Portfolio Initial Class (b)	129,456	2,607,253
VIP Growth Portfolio Initial Class (b)	34,325	2,229,047
VIP Mid Cap Portfolio Initial Class (b)	18,057	633,261
VIP Value Portfolio Initial Class (b)	107,336	1,673,373
VIP Value Strategies Portfolio Initial Class (b)	50,979	817,200
TOTAL DOMESTIC EQUITY FUNDS (Cost $11,830,418)		12,424,977
International Equity Funds - 28.1%

VIP Emerging Markets Portfolio Initial Class (b)	171,959	1,578,580
VIP Overseas Portfolio Initial Class (b)	187,508	3,834,530
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,203,362)		5,413,110
Bond Funds - 6.1%

VIP High Income Portfolio Initial Class (b)	135,967	777,733
VIP Investment Grade Bond Portfolio Initial Class (b)	31,009	395,982
TOTAL BOND FUNDS (Cost $1,176,788)		1,173,715
Short-Term Funds - 1.3%
	Shares	Value
VIP Money Market Portfolio Initial Class 0.04% (a)(b) (Cost $254,701)	254,701	$ 254,701
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $18,465,269)		19,266,503
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,633)
NET ASSETS - 100%		$ 19,262,870
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 1,725,497	$ 674,271	$ 135,945	$ 291	$ 2,175,993
VIP Emerging Markets Portfolio Initial Class	1,116,750	571,794	106,806	764	1,578,580
VIP Equity-Income Portfolio Initial Class	1,814,775	763,942	144,780	1,583	2,288,850
VIP Growth & Income Portfolio Initial Class	2,070,946	782,785	180,027	742	2,607,253
VIP Growth Portfolio Initial Class	1,768,000	592,338	178,250	-	2,229,047
VIP High Income Portfolio Initial Class	588,751	231,763	64,674	1,556	777,733
VIP Investment Grade Bond Portfolio Initial Class	473,109	161,885	239,826	426	395,982
VIP Mid Cap Portfolio Initial Class	503,509	200,861	37,403	-	633,261
VIP Money Market Portfolio Initial Class	-	255,949	1,248	17	254,701
VIP Overseas Portfolio Initial Class	3,172,445	868,927	522,673	-	3,834,530
VIP Value Portfolio Initial Class	1,331,887	482,072	103,393	174	1,673,373
VIP Value Strategies Portfolio Initial Class	650,424	187,936	59,073	-	817,200
Total	$ 15,216,093	$ 5,774,523	$ 1,774,098	$ 5,553	$ 19,266,503
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2035 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $18,465,269) - See accompanying schedule		$ 19,266,503
Receivable for investments sold		27
Receivable for fund shares sold		4,287
Total assets		19,270,817

Liabilities
Payable for investments purchased	$ 4,129
Payable for fund shares redeemed	186
Distribution and service plan fees payable	3,632
Total liabilities		7,947

Net Assets		$ 19,262,870
Net Assets consist of:
Paid in capital		$ 17,909,495
Accumulated net investment loss		(13,588)
Accumulated undistributed net realized gain (loss) on investments		565,729
Net unrealized appreciation (depreciation) on investments		801,234
Net Assets		$ 19,262,870

Statement of Assets and Liabilities - continued

June 30, 2015 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($727,889 ÷ 35,789 shares)	$ 20.34

Service Class: Net Asset Value, offering price and redemption price per share ($1,840,656 ÷ 90,619 shares)	$ 20.31

Service Class 2: Net Asset Value, offering price and redemption price per share ($16,694,325 ÷ 825,572 shares)	$ 20.22

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 5,553

Expenses
Distribution and service plan fees	$ 19,685
Independent trustees' compensation	33
Total expenses before reductions	19,718
Expense reductions	(33)	19,685
Net investment income (loss)		(14,132)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(9,630)
Capital gain distributions from underlying funds	613,924
Total net realized gain (loss)		604,294
Change in net unrealized appreciation (depreciation) on underlying funds		59,613
Net gain (loss)		663,907
Net increase (decrease) in net assets resulting from operations		$ 649,775

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (14,132)	$ 199,121
Net realized gain (loss)	604,294	78,318
Change in net unrealized appreciation (depreciation)	59,613	209,879
Net increase (decrease) in net assets resulting from operations	649,775	487,318
Distributions to shareholders from net investment income	-	(199,065)
Distributions to shareholders from net realized gain	(9,873)	(156,391)
Total distributions	(9,873)	(355,456)
Share transactions - net increase (decrease)	3,409,621	9,314,575
Total increase (decrease) in net assets	4,049,523	9,446,437

Net Assets
Beginning of period	15,213,347	5,766,910
End of period (including accumulated net investment loss of $13,588 and undistributed net investment income of $544, respectively)	$ 19,262,870	$ 15,213,347

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.52	$ 19.16	$ 15.76	$ 13.82	$ 14.74	$ 13.74
Income from Investment Operations
Net investment income (loss) E	.01	.39	.66	.49	.27	.27
Net realized and unrealized gain (loss)	.82	.55	3.24	1.83	(.85)	2.04
Total from investment operations	.83	.94	3.90	2.32	(.58)	2.31
Distributions from net investment income	-	(.29)	(.29)	(.31)	(.28)	(.28)
Distributions from net realized gain	(.01)	(.29)	(.20)	(.07)	(.06)	(1.03)
Total distributions	(.01)	(.58)	(.50) I	(.38)	(.34)	(1.31)
Net asset value, end of period	$ 20.34	$ 19.52	$ 19.16	$ 15.76	$ 13.82	$ 14.74
Total ReturnB, C, D	4.26%	4.93%	24.84%	16.82%	(3.99)%	17.01%
Ratios to Average Net Assets F, H
Expenses before reductions G	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.06% A	2.02%	3.72%	3.20%	1.82%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 728	$ 539	$ 1,054	$ 128	$ 97	$ 121
Portfolio turnover rate F	20% A	26%	31%	19%	38%	38%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GAmount represents less than .01%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. ITotal distributions of $.50 per share is comprised of distributions from net investment income of $.292 and distributions from net realized gain of $.204 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.51	$ 19.15	$ 15.76	$ 13.82	$ 14.74	$ 13.73
Income from Investment Operations
Net investment income (loss) E	-I	.38	.64	.47	.25	.26
Net realized and unrealized gain (loss)	.81	.55	3.24	1.84	(.85)	2.04
Total from investment operations	.81	.93	3.88	2.31	(.60)	2.30
Distributions from net investment income	-	(.28)	(.28)	(.30)	(.26)	(.26)
Distributions from net realized gain	(.01)	(.29)	(.20)	(.07)	(.06)	(1.03)
Total distributions	(.01)	(.57)	(.49) H	(.37)	(.32)	(1.29)
Net asset value, end of period	$ 20.31	$ 19.51	$ 19.15	$ 15.76	$ 13.82	$ 14.74
Total ReturnB, C, D	4.16%	4.87%	24.72%	16.71%	(4.10)%	16.97%
Ratios to Average Net Assets F, G
Expenses before reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	(.04)% A	1.92%	3.62%	3.10%	1.72%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,841	$ 1,639	$ 289	$ 105	$ 90	$ 116
Portfolio turnover rate F	20% A	26%	31%	19%	38%	38%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. HTotal distributions of $.49 per share is comprised of distributions from net investment income of $.283 and distributions from net realized gain of $.204 per share. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.43	$ 19.09	$ 15.73	$ 13.80	$ 14.72	$ 13.73
Income from Investment Operations
Net investment income (loss) E	(.02)	.34	.62	.45	.23	.24
Net realized and unrealized gain (loss)	.82	.54	3.22	1.84	(.85)	2.03
Total from investment operations	.80	.88	3.84	2.29	(.62)	2.27
Distributions from net investment income	-	(.26)	(.27)	(.29)	(.24)	(.26)
Distributions from net realized gain	(.01)	(.29)	(.20)	(.07)	(.06)	(1.03)
Total distributions	(.01)	(.54) H	(.48) I	(.36)	(.30)	(1.28) J
Net asset value, end of period	$ 20.22	$ 19.43	$ 19.09	$ 15.73	$ 13.80	$ 14.72
Total ReturnB, C, D	4.13%	4.65%	24.50%	16.61%	(4.25)%	16.76%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.19)% A	1.77%	3.48%	2.95%	1.57%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,694	$ 13,035	$ 4,423	$ 808	$ 276	$ 211
Portfolio turnover rate F	20% A	26%	31%	19%	38%	38%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. HTotal distributions of $.54 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.287 per share. ITotal distributions of $.48 per share is comprised of distributions from net investment income of $.271 and distributions from net realized gain of $.204 per share. JTotal distributions of $1.28 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $1.029 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2040 Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	11.3	11.4
VIP Equity-Income Portfolio Initial Class	11.9	11.9
VIP Growth & Income Portfolio Initial Class	13.6	13.6
VIP Growth Portfolio Initial Class	11.5	11.6
VIP Mid Cap Portfolio Initial Class	3.3	3.3
VIP Value Portfolio Initial Class	8.7	8.8
VIP Value Strategies Portfolio Initial Class	4.2	4.3
	64.5	64.9
International Equity Funds
VIP Emerging Markets Portfolio Initial Class	8.2	7.3
VIP Overseas Portfolio Initial Class	19.9	20.9
	28.1	28.2
Bond Funds
VIP High Income Portfolio Initial Class	4.0	3.8
VIP Investment Grade Bond Portfolio Initial Class	2.1	3.1
	6.1	6.9
Short-Term Funds
VIP Money Market Portfolio Initial Class	1.3	0.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	64.5%
International Equity Funds	28.1%
Bond Funds	6.1%
Short-Term Funds	1.3%

Six months ago
Domestic Equity Funds	64.9%
International Equity Funds	28.2%
Bond Funds	6.9%

Semiannual Report

VIP Freedom 2040 Portfolio

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.5%
	Shares	Value
VIP Contrafund Portfolio Initial Class (b)	140,979	$ 4,999,124
VIP Equity-Income Portfolio Initial Class (b)	234,326	5,255,937
VIP Growth & Income Portfolio Initial Class (b)	297,905	5,999,807
VIP Growth Portfolio Initial Class (b)	78,753	5,114,247
VIP Mid Cap Portfolio Initial Class (b)	41,416	1,452,454
VIP Value Portfolio Initial Class (b)	247,102	3,852,323
VIP Value Strategies Portfolio Initial Class (b)	117,126	1,877,523
TOTAL DOMESTIC EQUITY FUNDS (Cost $25,638,538)		28,551,415
International Equity Funds - 28.1%

VIP Emerging Markets Portfolio Initial Class (b)	395,184	3,627,787
VIP Overseas Portfolio Initial Class (b)	431,311	8,820,318
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $11,558,287)		12,448,105
Bond Funds - 6.1%

VIP High Income Portfolio Initial Class (b)	311,993	1,784,600
VIP Investment Grade Bond Portfolio Initial Class (b)	71,204	909,272
TOTAL BOND FUNDS (Cost $2,697,119)		2,693,872
Short-Term Funds - 1.3%
	Shares	Value
VIP Money Market Portfolio Initial Class 0.04% (a)(b) (Cost $584,638)	584,638	$ 584,638
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $40,478,582)		44,278,030
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,890)
NET ASSETS - 100%		$ 44,274,140
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 4,140,749	$ 1,645,337	$ 579,363	$ 705	$ 4,999,124
VIP Emerging Markets Portfolio Initial Class	2,674,158	1,427,013	474,577	1,854	3,627,787
VIP Equity-Income Portfolio Initial Class	4,355,995	1,840,243	596,948	3,831	5,255,937
VIP Growth & Income Portfolio Initial Class	4,968,899	1,883,405	700,524	1,796	5,999,807
VIP Growth Portfolio Initial Class	4,235,604	1,426,506	662,197	-	5,114,247
VIP High Income Portfolio Initial Class	1,408,220	535,530	211,675	3,780	1,784,600
VIP Investment Grade Bond Portfolio Initial Class	1,130,954	393,125	616,723	1,035	909,272
VIP Mid Cap Portfolio Initial Class	1,207,567	490,609	165,359	-	1,452,454
VIP Money Market Portfolio Initial Class	-	607,701	23,063	41	584,638
VIP Overseas Portfolio Initial Class	7,602,926	2,246,722	1,796,723	-	8,820,318
VIP Value Portfolio Initial Class	3,195,856	1,164,518	422,217	421	3,852,323
VIP Value Strategies Portfolio Initial Class	1,561,446	429,010	205,537	-	1,877,523
Total	$ 36,482,374	$ 14,089,719	$ 6,454,906	$ 13,463	$ 44,278,030
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2040 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $40,478,582) - See accompanying schedule		$ 44,278,030
Receivable for investments sold		9
Receivable for fund shares sold		107,420
Total assets		44,385,459

Liabilities
Payable for investments purchased	$ 103,859
Payable for fund shares redeemed	3,569
Distribution and service plan fees payable	3,891
Total liabilities		111,319

Net Assets		$ 44,274,140
Net Assets consist of:
Paid in capital		$ 39,213,143
Accumulated net investment loss		(6,705)
Accumulated undistributed net realized gain (loss) on investments		1,268,254
Net unrealized appreciation (depreciation) on investments		3,799,448
Net Assets		$ 44,274,140

Statement of Assets and Liabilities - continued

June 30, 2015 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($14,973,271 ÷ 769,819 shares)	$ 19.45

Service Class: Net Asset Value, offering price and redemption price per share ($17,558,340 ÷ 904,120 shares)	$ 19.42

Service Class 2: Net Asset Value, offering price and redemption price per share ($11,742,529 ÷ 606,799 shares)	$ 19.35

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2040 Portfolio

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 13,463

Expenses
Distribution and service plan fees	$ 20,891
Independent trustees' compensation	78
Total expenses before reductions	20,969
Expense reductions	(78)	20,891
Net investment income (loss)		(7,428)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(81,380)
Capital gain distributions from underlying funds	1,485,601
Total net realized gain (loss)		1,404,221
Change in net unrealized appreciation (depreciation) on underlying funds		242,221
Net gain (loss)		1,646,442
Net increase (decrease) in net assets resulting from operations		$ 1,639,014

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (7,428)	$ 518,447
Net realized gain (loss)	1,404,221	224,362
Change in net unrealized appreciation (depreciation)	242,221	639,214
Net increase (decrease) in net assets resulting from operations	1,639,014	1,382,023
Distributions to shareholders from net investment income	-	(517,725)
Distributions to shareholders from net realized gain	(18,693)	(465,973)
Total distributions	(18,693)	(983,698)
Share transactions - net increase (decrease)	6,174,214	13,928,833
Total increase (decrease) in net assets	7,794,535	14,327,158

Net Assets
Beginning of period	36,479,605	22,152,447
End of period (including accumulated net investment loss of $6,705 and undistributed net investment income of $723, respectively)	$ 44,274,140	$ 36,479,605

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.66	$ 18.35	$ 15.03	$ 13.16	$ 14.02	$ 13.82
Income from Investment Operations
Net investment income (loss) E	.01	.34	.38	.42	.35	.20
Net realized and unrealized gain (loss)	.79	.56	3.41	1.81	(.91)	2.15
Total from investment operations	.80	.90	3.79	2.23	(.56)	2.35
Distributions from net investment income	-	(.28)	(.27)	(.29)	(.27)	(.28)
Distributions from net realized gain	(.01)	(.31)	(.19)	(.07)	(.02)	(1.87)
Total distributions	(.01)	(.59)	(.47) I	(.36)	(.30) J	(2.15)
Net asset value, end of period	$ 19.45	$ 18.66	$ 18.35	$ 15.03	$ 13.16	$ 14.02
Total ReturnB, C, D	4.28%	4.91%	25.29%	16.95%	(4.02)%	17.19%
Ratios to Average Net Assets F, H
Expenses before reductions G	.00%	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.07% A	1.82%	2.26%	2.91%	2.50%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,973	$ 15,234	$ 10,262	$ 3,369	$ 1,559	$ 278
Portfolio turnover rate F	32% A	19%	36%	39%	42%	194%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GAmount represents less than .01%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. ITotal distributions of $.47 per share is comprised of distributions from net investment income of $.272 and distributions from net realized gain of $.193 per share. JTotal distributions of $.30 per share is comprised of distributions from net investment income of $.274 and distributions from net realized gain of $.022 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.64	$ 18.33	$ 15.02	$ 13.15	$ 14.02	$ 13.82
Income from Investment Operations
Net investment income (loss) E	- J	.32	.36	.41	.33	.19
Net realized and unrealized gain (loss)	.79	.56	3.40	1.81	(.91)	2.14
Total from investment operations	.79	.88	3.76	2.22	(.58)	2.33
Distributions from net investment income	-	(.27)	(.26)	(.28)	(.26)	(.26)
Distributions from net realized gain	(.01)	(.31)	(.19)	(.07)	(.02)	(1.87)
Total distributions	(.01)	(.57) H	(.45)	(.35)	(.29) I	(2.13)
Net asset value, end of period	$ 19.42	$ 18.64	$ 18.33	$ 15.02	$ 13.15	$ 14.02
Total ReturnB, C, D	4.23%	4.83%	25.16%	16.88%	(4.17)%	17.05%
Ratios to Average Net Assets F, G
Expenses before reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	(.03)% A	1.72%	2.16%	2.81%	2.41%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,558	$ 12,905	$ 9,076	$ 4,600	$ 1,058	$ 116
Portfolio turnover rate F	32% A	19%	36%	39%	42%	194%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. HTotal distributions of $.57 per share is comprised of distributions from net investment income of $.266 and distributions from net realized gain of $.305 per share. ITotal distributions of $.29 per share is comprised of distributions from net investment income of $.264 and distributions from net realized gain of $.022 per share. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.59	$ 18.29	$ 15.00	$ 13.15	$ 14.02	$ 13.82
Income from Investment Operations
Net investment income (loss) E	(.02)	.29	.34	.39	.32	.17
Net realized and unrealized gain (loss)	.79	.56	3.39	1.79	(.92)	2.14
Total from investment operations	.77	.85	3.73	2.18	(.60)	2.31
Distributions from net investment income	-	(.25)	(.25)	(.27)	(.24)	(.24)
Distributions from net realized gain	(.01)	(.31)	(.19)	(.07)	(.02)	(1.87)
Total distributions	(.01)	(.55) H	(.44)	(.33) I	(.27) J	(2.11)
Net asset value, end of period	$ 19.35	$ 18.59	$ 18.29	$ 15.00	$ 13.15	$ 14.02
Total ReturnB, C, D	4.14%	4.70%	24.99%	16.64%	(4.32)%	16.92%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.18)% A	1.57%	2.01%	2.66%	2.25%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,743	$ 8,341	$ 2,815	$ 581	$ 137	$ 144
Portfolio turnover rate F	32% A	19%	36%	39%	42%	194%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. HTotal distributions of $.55 per share is comprised of distributions from net investment income of $.249 and distributions from net realized gain of $.305 per share. ITotal distributions of $.33 per share is comprised of distributions from net investment income of $.265 and distributions from net realized gain of $.069 per share. JTotal distributions of $.27 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.022 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2045 Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	11.3	11.3
VIP Equity-Income Portfolio Initial Class	11.9	11.9
VIP Growth & Income Portfolio Initial Class	13.5	13.6
VIP Growth Portfolio Initial Class	11.6	11.6
VIP Mid Cap Portfolio Initial Class	3.3	3.3
VIP Value Portfolio Initial Class	8.7	8.8
VIP Value Strategies Portfolio Initial Class	4.2	4.3
	64.5	64.8
International Equity Funds
VIP Emerging Markets Portfolio Initial Class	8.2	7.4
VIP Overseas Portfolio Initial Class	19.9	20.8
	28.1	28.2
Bond Funds
VIP High Income Portfolio Initial Class	4.0	3.9
VIP Investment Grade Bond Portfolio Initial Class	2.1	3.1
	6.1	7.0
Short-Term Funds
VIP Money Market Portfolio Initial Class	1.3	0.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	64.5%
International Equity Funds	28.1%
Bond Funds	6.1%
Short-Term Funds	1.3%

Six months ago
Domestic Equity Funds	64.8%
International Equity Funds	28.2%
Bond Funds	7.0%
Short-Term Funds	0.0%

Semiannual Report

VIP Freedom 2045 Portfolio

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.5%
	Shares	Value
VIP Contrafund Portfolio Initial Class (b)	33,888	$ 1,201,685
VIP Equity-Income Portfolio Initial Class (b)	56,155	1,259,558
VIP Growth & Income Portfolio Initial Class (b)	71,476	1,439,517
VIP Growth Portfolio Initial Class (b)	18,955	1,230,960
VIP Mid Cap Portfolio Initial Class (b)	9,972	349,712
VIP Value Portfolio Initial Class (b)	59,275	924,090
VIP Value Strategies Portfolio Initial Class (b)	28,177	451,674
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,468,970)		6,857,196
International Equity Funds - 28.1%

VIP Emerging Markets Portfolio Initial Class (b)	94,996	872,064
VIP Overseas Portfolio Initial Class (b)	103,437	2,115,292
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,845,683)		2,987,356
Bond Funds - 6.1%

VIP High Income Portfolio Initial Class (b)	74,756	427,602
VIP Investment Grade Bond Portfolio Initial Class (b)	17,069	217,966
TOTAL BOND FUNDS (Cost $642,676)		645,568
Short-Term Funds - 1.3%
	Shares	Value
VIP Money Market Portfolio Initial Class 0.04% (a)(b) (Cost $140,139)	140,139	$ 140,139
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,097,468)		10,630,259
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,061)
NET ASSETS - 100%		$ 10,628,198
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 914,242	$ 382,272	$ 48,542	$ 156	$ 1,201,685
VIP Emerging Markets Portfolio Initial Class	596,334	333,880	57,128	406	872,064
VIP Equity-Income Portfolio Initial Class	961,856	436,059	61,470	850	1,259,558
VIP Growth & Income Portfolio Initial Class	1,097,436	455,839	79,120	400	1,439,517
VIP Growth Portfolio Initial Class	935,225	337,239	67,152	-	1,230,960
VIP High Income Portfolio Initial Class	314,400	129,145	27,626	828	427,602
VIP Investment Grade Bond Portfolio Initial Class	253,487	86,006	121,967	227	217,966
VIP Mid Cap Portfolio Initial Class	266,910	113,423	12,905	-	349,712
VIP Money Market Portfolio Initial Class	79	140,786	726	10	140,139
VIP Overseas Portfolio Initial Class	1,680,108	542,641	278,499	-	2,115,292
VIP Value Portfolio Initial Class	705,223	277,380	39,307	94	924,090
VIP Value Strategies Portfolio Initial Class	344,932	103,296	17,177	-	451,674
Total	$ 8,070,232	$ 3,337,966	$ 811,619	$ 2,971	$ 10,630,259
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2045 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $10,097,468) - See accompanying schedule		$ 10,630,259
Receivable for investments sold		5
Receivable for fund shares sold		1,659
Total assets		10,631,923

Liabilities
Payable for investments purchased	$ 1,583
Payable for fund shares redeemed	85
Distribution and service plan fees payable	2,057
Total liabilities		3,725

Net Assets		$ 10,628,198
Net Assets consist of:
Paid in capital		$ 9,793,947
Accumulated net investment loss		(8,332)
Accumulated undistributed net realized gain (loss) on investments		309,792
Net unrealized appreciation (depreciation) on investments		532,791
Net Assets		$ 10,628,198

Statement of Assets and Liabilities - continued

June 30, 2015 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($372,534 ÷ 19,324 shares)	$ 19.28

Service Class: Net Asset Value, offering price and redemption price per share ($376,944 ÷ 19,573 shares)	$ 19.26

Service Class 2: Net Asset Value, offering price and redemption price per share ($9,878,720 ÷ 514,999 shares)	$ 19.18

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 2,971

Expenses
Distribution and service plan fees	$ 11,032
Independent trustees' compensation	18
Total expenses before reductions	11,050
Expense reductions	(18)	11,032
Net investment income (loss)		(8,061)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(9,050)
Capital gain distributions from underlying funds	329,219
Total net realized gain (loss)		320,169
Change in net unrealized appreciation (depreciation) on underlying funds		42,729
Net gain (loss)		362,898
Net increase (decrease) in net assets resulting from operations		$ 354,837

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (8,061)	$ 106,238
Net realized gain (loss)	320,169	48,869
Change in net unrealized appreciation (depreciation)	42,729	89,302
Net increase (decrease) in net assets resulting from operations	354,837	244,409
Distributions to shareholders from net investment income	(464)	(106,045)
Distributions to shareholders from net realized gain	(5,096)	(84,124)
Total distributions	(5,560)	(190,169)
Share transactions - net increase (decrease)	2,210,206	5,080,204
Total increase (decrease) in net assets	2,559,483	5,134,444

Net Assets
Beginning of period	8,068,715	2,934,271
End of period (including accumulated net investment loss of $8,332 and undistributed net investment income of $193, respectively)	$ 10,628,198	$ 8,068,715

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.50	$ 18.18	$ 14.83	$ 13.38	$ 14.61	$ 13.86
Income from Investment Operations
Net investment income (loss) E	.01	.40	.52	.44	.27	.24
Net realized and unrealized gain (loss)	.78	.50	3.33	1.84	(.89)	2.14
Total from investment operations	.79	.90	3.85	2.28	(.62)	2.38
Distributions from net investment income	- J	(.28)	(.29)	(.30)	(.28)	(.29)
Distributions from net realized gain	(.01)	(.30)	(.21)	(.53)	(.34)	(1.34)
Total distributions	(.01)	(.58)	(.50)	(.83)	(.61) I	(1.63)
Net asset value, end of period	$ 19.28	$ 18.50	$ 18.18	$ 14.83	$ 13.38	$ 14.61
Total ReturnB, C, D	4.28%	4.95%	26.07%	17.33%	(4.41)%	17.37%
Ratios to Average Net Assets F, H
Expenses before reductions G	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.06%A	2.14%	3.13%	3.07%	1.88%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 373	$ 342	$ 272	$ 136	$ 95	$ 121
Portfolio turnover rate F	17%A	19%	42%	16%	29%	17%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GAmount represents less than .01%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. ITotal distributions of $.61 per share is comprised of distributions from net investment income of $.279 and distributions from net realized gain of $.335 per share. J Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.49	$ 18.18	$ 14.83	$ 13.38	$ 14.61	$ 13.86
Income from Investment Operations
Net investment income (loss) E	- L	.38	.51	.43	.26	.22
Net realized and unrealized gain (loss)	.78	.49	3.33	1.83	(.89)	2.14
Total from investment operations	.78	.87	3.84	2.26	(.63)	2.36
Distributions from net investment income	- L	(.27)	(.27)	(.29)	(.26)	(.28)
Distributions from net realized gain	(.01)	(.30)	(.21)	(.53)	(.34)	(1.34)
Total distributions	(.01)	(.56) H	(.49) I	(.81) J	(.60)	(1.61) K
Net asset value, end of period	$ 19.26	$ 18.49	$ 18.18	$ 14.83	$ 13.38	$ 14.61
Total ReturnB, C, D	4.23%	4.83%	25.96%	17.24%	(4.52)%	17.23%
Ratios to Average Net Assets F, G
Expenses before reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	(.04)%A	2.04%	3.03%	2.97%	1.78%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 377	$ 364	$ 169	$ 134	$ 90	$ 117
Portfolio turnover rate F	17%A	19%	42%	16%	29%	17%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. HTotal distributions of $.56 per share is comprised of distributions from net investment income of $.266 and distributions from net realized gain of $.298. ITotal distributions of $.49 per share is comprised of distributions from net investment income of $.271 and distributions from net realized gain of $.214 per share. JTotal distributions of $.81 per share is comprised of distributions from net investment income of $.289 and distributions from net realized gain of $.525 per share. KTotal distributions of $1.61 per share is comprised of distributions from net investment income of $.276 and distributions from net realized gain of $1.335 per share. LAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.43	$ 18.13	$ 14.81	$ 13.38	$ 14.61	$ 13.85
Income from Investment Operations
Net investment income (loss) E	(.02)	.35	.49	.41	.23	.20
Net realized and unrealized gain (loss)	.78	.49	3.31	1.83	(.88)	2.15
Total from investment operations	.76	.84	3.80	2.24	(.65)	2.35
Distributions from net investment income	- J	(.25)	(.27)	(.28)	(.25)	(.25)
Distributions from net realized gain	(.01)	(.30)	(.21)	(.53)	(.34)	(1.34)
Total distributions	(.01)	(.54) H	(.48)	(.81)	(.58) I	(1.59)
Net asset value, end of period	$ 19.18	$ 18.43	$ 18.13	$ 14.81	$ 13.38	$ 14.61
Total ReturnB, C, D	4.14%	4.68%	25.76%	17.02%	(4.64)%	17.15%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.19)%A	1.89%	2.88%	2.82%	1.63%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,879	$ 7,363	$ 2,493	$ 486	$ 143	$ 126
Portfolio turnover rate F	17%A	19%	42%	16%	29%	17%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. HTotal distributions of $.54 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.298 per share. ITotal distributions of $.58 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.335 per share. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2050 Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	11.3	11.3
VIP Equity-Income Portfolio Initial Class	11.9	11.9
VIP Growth & Income Portfolio Initial Class	13.5	13.6
VIP Growth Portfolio Initial Class	11.6	11.6
VIP Mid Cap Portfolio Initial Class	3.3	3.3
VIP Value Portfolio Initial Class	8.7	8.8
VIP Value Strategies Portfolio Initial Class	4.3	4.3
	64.6	64.8
International Equity Funds
VIP Emerging Markets Portfolio Initial Class	8.1	7.4
VIP Overseas Portfolio Initial Class	19.9	20.8
	28.0	28.2
Bond Funds
VIP High Income Portfolio Initial Class	4.0	3.9
VIP Investment Grade Bond Portfolio Initial Class	2.1	3.1
	6.1	7.0
Short-Term Funds
VIP Money Market Portfolio Initial Class	1.3	0.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	64.6%
International Equity Funds	28.0%
Bond Funds	6.1%
Short-Term Funds	1.3%

Six months ago
Domestic Equity Funds	64.8%
International Equity Funds	28.2%
Bond Funds	7.0%

Semiannual Report

VIP Freedom 2050 Portfolio

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.6%
	Shares	Value
VIP Contrafund Portfolio Initial Class (b)	41,788	$ 1,481,798
VIP Equity-Income Portfolio Initial Class (b)	69,397	1,556,578
VIP Growth & Income Portfolio Initial Class (b)	88,158	1,775,503
VIP Growth Portfolio Initial Class (b)	23,375	1,517,948
VIP Mid Cap Portfolio Initial Class (b)	12,321	432,093
VIP Value Portfolio Initial Class (b)	73,202	1,141,221
VIP Value Strategies Portfolio Initial Class (b)	34,780	557,519
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,876,255)		8,462,660
International Equity Funds - 28.0%

VIP Emerging Markets Portfolio Initial Class (b)	116,191	1,066,635
VIP Overseas Portfolio Initial Class (b)	127,593	2,609,274
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,471,697)		3,675,909
Bond Funds - 6.1%

VIP High Income Portfolio Initial Class (b)	92,080	526,696
VIP Investment Grade Bond Portfolio Initial Class (b)	20,925	267,210
TOTAL BOND FUNDS (Cost $790,523)		793,906
Short-Term Funds - 1.3%
	Shares	Value
VIP Money Market Portfolio Initial Class 0.04% (a)(b) (Cost $172,852)	172,852	$ 172,852
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $12,311,327)		13,105,327
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,934)
NET ASSETS - 100%		$ 13,103,393
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 1,247,615	$ 424,536	$ 129,662	$ 202	$ 1,481,798
VIP Emerging Markets Portfolio Initial Class	807,918	386,978	128,966	529	1,066,635
VIP Equity-Income Portfolio Initial Class	1,312,510	489,773	145,542	1,095	1,556,578
VIP Growth & Income Portfolio Initial Class	1,497,298	500,567	176,123	512	1,775,503
VIP Growth Portfolio Initial Class	1,276,213	360,495	151,438	-	1,517,948
VIP High Income Portfolio Initial Class	426,466	143,203	58,248	1,077	526,696
VIP Investment Grade Bond Portfolio Initial Class	343,805	93,601	171,119	295	267,210
VIP Mid Cap Portfolio Initial Class	363,275	128,458	36,380	-	432,093
VIP Money Market Portfolio Initial Class	-	174,732	1,881	12	172,852
VIP Overseas Portfolio Initial Class	2,291,444	621,081	522,810	-	2,609,274
VIP Value Portfolio Initial Class	962,734	317,026	113,145	120	1,141,221
VIP Value Strategies Portfolio Initial Class	469,968	111,470	50,138	-	557,519
Total	$ 10,999,246	$ 3,751,920	$ 1,685,452	$ 3,842	$ 13,105,327
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2050 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $12,311,327) - See accompanying schedule		$ 13,105,327
Receivable for investments sold		20,154
Receivable for fund shares sold		4,749
Total assets		13,130,230

Liabilities
Payable for fund shares redeemed	$ 24,903
Accrued management fee
Distribution and service plan fees payable	1,934
Total liabilities		26,837

Net Assets		$ 13,103,393
Net Assets consist of:
Paid in capital		$ 11,940,321
Accumulated net investment loss		(7,065)
Accumulated undistributed net realized gain (loss) on investments		376,137
Net unrealized appreciation (depreciation) on investments		794,000
Net Assets		$ 13,103,393

Statement of Assets and Liabilities - continued

June 30, 2015 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($2,048,055 ÷ 116,662 shares)	$ 17.56

Service Class: Net Asset Value, offering price and redemption price per share ($2,843,815 ÷ 162,280 shares)	$ 17.52

Service Class 2: Net Asset Value, offering price and redemption price per share ($8,211,523 ÷ 469,966 shares)	$ 17.47

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 3,842

Expenses
Distribution and service plan fees	$ 10,521
Independent trustees' compensation	23
Total expenses before reductions	10,544
Expense reductions	(23)	10,521
Net investment income (loss)		(6,679)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(18,641)
Capital gain distributions from underlying funds	424,056
Total net realized gain (loss)		405,415
Change in net unrealized appreciation (depreciation) on underlying funds		58,253
Net gain (loss)		463,668
Net increase (decrease) in net assets resulting from operations		$ 456,989

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (6,679)	$ 147,159
Net realized gain (loss)	405,415	57,571
Change in net unrealized appreciation (depreciation)	58,253	159,195
Net increase (decrease) in net assets resulting from operations	456,989	363,925
Distributions to shareholders from net investment income	(2,631)	(144,914)
Distributions to shareholders from net realized gain	(9,204)	(119,127)
Total distributions	(11,835)	(264,041)
Share transactions - net increase (decrease)	1,660,475	6,459,204
Total increase (decrease) in net assets	2,105,629	6,559,088

Net Assets
Beginning of period	10,997,764	4,438,676
End of period (including accumulated net investment loss of $7,065 and undistributed net investment income of $2,245, respectively)	$ 13,103,393	$ 10,997,764

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.86	$ 16.55	$ 13.41	$ 13.34	$ 15.82	$ 14.01
Income from Investment Operations
Net investment income (loss) E	.01	.35	.37	.47	.26	.39
Net realized and unrealized gain (loss)	.71	.47	3.16	1.72	(1.03)	2.06
Total from investment operations	.72	.82	3.53	2.19	(.77)	2.45
Distributions from net investment income	-G	(.25)	(.22)	(.28)	(.28)	(.28)
Distributions from net realized gain	(.01)	(.27)	(.18)	(1.84)	(1.43)	(.36)
Total distributions	(.02) I	(.51) J	(.39) K	(2.12)	(1.71)	(.64)
Net asset value, end of period	$ 17.56	$ 16.86	$ 16.55	$ 13.41	$ 13.34	$ 15.82
Total Return B, C, D	4.26%	5.01%	26.44%	17.64%	(4.93)%	17.58%
Ratios to Average Net Assets F, H
Expenses before reductions L	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.06%A	2.06%	2.42%	3.57%	1.67%	2.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,048	$ 1,684	$ 880	$ 441	$ 253	$ 666
Portfolio turnover rate	28%A	22%	59%	24%	92%	50%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GAmount represents less than $.01 per share. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. ITotal distributions of $.02 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.014 per share. JTotal distributions of $.51 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $.266 per share. KTotal distributions of $.39 per share is comprised of distributions from net investment income of $.218 and distributions from net realized gain of $.175 per share. LAmount represents less than .01%.

Financial Highlights - Service Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.83	$ 16.54	$ 13.41	$ 13.34	$ 15.82	$ 14.00
Income from Investment Operations
Net investment income (loss) E	-K	.33	.35	.46	.25	.37
Net realized and unrealized gain (loss)	.71	.46	3.17	1.73	(1.04)	2.07
Total from investment operations	.71	.79	3.52	2.19	(.79)	2.44
Distributions from net investment income	-K	(.24)	(.21)	(.27)	(.26)	(.26)
Distributions from net realized gain	(.01)	(.27)	(.18)	(1.84)	(1.43)	(.36)
Total distributions	(.02) H	(.50) I	(.39)	(2.12) J	(1.69)	(.62)
Net asset value, end of period	$ 17.52	$ 16.83	$ 16.54	$ 13.41	$ 13.34	$ 15.82
Total ReturnB, C, D	4.21%	4.81%	26.32%	17.59%	(5.06)%	17.53%
Ratios to Average Net Assets F, G
Expenses before reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	(.04)%A	1.96%	2.32%	3.47%	1.57%	2.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,844	$ 2,878	$ 1,892	$ 490	$ 91	$ 118
Portfolio turnover rate F	28%A	22%	59%	24%	92%	50%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. HTotal distributions of $.02 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.014 per share. ITotal distributions of $.50 per share is comprised of distributions from net investment income of $.236 and distributions from net realized gain of $.266 per share. JTotal distributions of $2.12 per share is comprised of distributions from net investment income of $.272 and distributions from net realized gain of $1.843 per share. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.80	$ 16.51	$ 13.39	$ 13.33	$ 15.81	$ 14.00
Income from Investment Operations
Net investment income (loss) E	(.02)	.30	.33	.43	.22	.35
Net realized and unrealized gain (loss)	.71	.47	3.16	1.73	(1.02)	2.06
Total from investment operations	.69	.77	3.49	2.16	(.80)	2.41
Distributions from net investment income	- J	(.22)	(.19)	(.26)	(.25)	(.24)
Distributions from net realized gain	(.01)	(.27)	(.18)	(1.84)	(1.43)	(.36)
Total distributions	(.02) H	(.48) I	(.37)	(2.10)	(1.68)	(.60)
Net asset value, end of period	$ 17.47	$ 16.80	$ 16.51	$ 13.39	$ 13.33	$ 15.81
Total ReturnB, C, D	4.10%	4.71%	26.13%	17.38%	(5.16)%	17.30%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.19)%A	1.81%	2.17%	3.32%	1.42%	2.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,212	$ 6,436	$ 1,666	$ 390	$ 163	$ 142
Portfolio turnover rate F	28%A	22%	59%	24%	92%	50%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests. HTotal distributions of $.02 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.014 per share. ITotal distributions of $.48 per share is comprised of distributions from net investment income of $.218 and distributions from net realized gain of $.266 per share. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

1. Organization.

VIP Freedom Income PortfolioSM, VIP Freedom 2005 PortfolioSM, VIP Freedom 2010 PortfolioSM, VIP Freedom 2015 PortfolioSM, VIP Freedom 2020 PortfolioSM, VIP Freedom 2025 PortfolioSM, VIP Freedom 2030 PortfolioSM, VIP Freedom 2035 PortfolioSM, VIP Freedom 2040 PortfolioSM, VIP Freedom 2045 PortfolioSM and VIP Freedom 2050 PortfolioSM (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
VIP Freedom Income	$ 36,531,235	$ 1,797,207	$ (290,633)	$ 1,506,574
VIP Freedom 2005	8,123,904	562,838	(103,492)	459,346
VIP Freedom 2010	265,191,432	34,369,503	(2,701,800)	31,667,703
VIP Freedom 2015	96,441,205	18,589,859	(1,130,901)	17,458,958
VIP Freedom 2020	639,401,361	131,104,872	(7,569,755)	123,535,117
VIP Freedom 2025	99,736,892	17,226,748	(1,236,896)	15,989,852
VIP Freedom 2030	251,015,606	46,511,624	(3,185,156)	43,326,468
VIP Freedom 2035	18,512,053	1,038,153	(283,703)	754,450
VIP Freedom 2040	40,694,505	4,002,965	(419,440)	3,583,525
VIP Freedom 2045	10,117,914	657,942	(145,597)	512,345
VIP Freedom 2050	12,357,404	913,858	(165,935)	747,923
	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
VIP Freedom Income	$ -	$ (14,624)	$ (14,624)	$ (14,624)
VIP Freedom 2005	-	(8,322)	(8,322)	(8,322)

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Freedom Income	12,026,894	6,412,552
VIP Freedom 2005	921,649	883,679
VIP Freedom 2010	31,496,566	30,906,386
VIP Freedom 2015	13,481,473	18,498,671
VIP Freedom 2020	62,769,317	63,342,300
VIP Freedom 2025	19,554,921	9,903,247
VIP Freedom 2030	44,034,319	27,378,480
VIP Freedom 2035	5,774,523	1,774,098
VIP Freedom 2040	14,089,719	6,454,906
VIP Freedom 2045	3,337,966	811,619
VIP Freedom 2050	3,751,920	1,685,452

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding distribution and service fees, compensation of the independent Trustees and certain other expenses such as interest

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Other Transactions - continued

expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class	Service Class 2	Total
VIP Freedom Income	$ 3,919	$ 13,204	$ 17,123
VIP Freedom 2005	222	107	329
VIP Freedom 2010	13,334	289,885	303,219
VIP Freedom 2015	8,384	76,945	85,329
VIP Freedom 2020	41,274	737,145	778,419
VIP Freedom 2025	17,425	63,891	81,316
VIP Freedom 2030	28,718	197,243	225,961
VIP Freedom 2035	914	18,771	19,685
VIP Freedom 2040	8,148	12,743	20,891
VIP Freedom 2045	188	10,844	11,032
VIP Freedom 2050	1,378	9,145	10,523

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
VIP Freedom Income
Initial Class	-%	$ 29
Service Class	.10%	15
Service Class 2.25%		20
VIP Freedom 2005
Initial Class	-%	$ 16
Service Class	.10%	1
Service Class 2.25%		-
VIP Freedom 2010
Initial Class	-%	$ 72
Service Class	.10%	52
Service Class 2.25%		457
VIP Freedom 2015
Initial Class	-%	$ 75
Service Class	.10%	33
Service Class 2.25%		122
VIP Freedom 2020
Initial Class	-%	$ 186
Service Class	.10%	162
Service Class 2.25%		1,159

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions - continued

	Expense Limitations	Reimbursement
VIP Freedom 2025
Initial Class	-%	$ 51
Service Class	.10%	68
Service Class 2.25%		99
VIP Freedom 2030
Initial Class	-%	$ 137
Service Class	.10%	112
Service Class 2.25%		307
VIP Freedom 2035
Initial Class	-%	$ 1
Service Class	.10%	3
Service Class 2.25%		29
VIP Freedom 2040
Initial Class	-%	$ 28
Service Class	.10%	31
Service Class 2.25%		19
VIP Freedom 2045
Initial Class	-%	$ 1
Service Class	.10%	1
Service Class 2.25%		16
VIP Freedom 2050
Initial Class	-%	$ 4
Service Class	.10%	5
Service Class 2.25%		14

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015	Year ended December 31, 2014
VIP Freedom Income
From net investment income
Initial Class	$ 5,374	$ 262,491
Service Class	2,623	88,443
Service Class 2	3,222	112,961
Total	$ 11,219	$ 463,895
From net realized gain
Initial Class	$ 2,687	$ 154,449
Service Class	1,311	42,797
Service Class 2	1,611	71,742
Total	$ 5,609	$ 268,988
VIP Freedom 2005
From net investment income
Initial Class	$ 1,410	$ 128,377
Service Class	70	6,128
Service Class 2	14	1,058
Total	$ 1,494	$ 135,563
From net realized gain
Initial Class	$ 705	$ 70,498
Service Class	35	3,684
Service Class 2	7	903
Total	$ 747	$ 75,085

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended June 30, 2015	Year ended December 31, 2014
VIP Freedom 2010
From net investment income
Initial Class	$ 6,637	$ 704,165
Service Class	4,255	429,735
Service Class 2	36,290	3,113,345
Total	$ 47,182	$ 4,247,245
From net realized gain
Initial Class	$ 13,274	$ 698,347
Service Class	8,509	424,495
Service Class 2	72,580	3,410,050
Total	$ 94,363	$ 4,532,892
VIP Freedom 2015
From net investment income
Initial Class	$ 6,173	$ 655,980
Service Class	2,490	244,819
Service Class 2	9,680	865,566
Total	$ 18,343	$ 1,766,365
From net realized gain
Initial Class	$ 74,078	$ 691,468
Service Class	29,881	202,514
Service Class 2	116,159	1,082,881
Total	$ 220,118	$ 1,976,863
VIP Freedom 2020
From net investment income
Initial Class	$ 16,048	$ 1,679,710
Service Class	12,196	1,185,964
Service Class 2	90,754	8,295,972
Total	$ 118,998	$ 11,161,646
From net realized gain
Initial Class	$ 64,191	$ 1,649,471
Service Class	48,785	1,226,045
Service Class 2	363,018	10,403,885
Total	$ 475,994	$ 13,279,401
VIP Freedom 2025
From net investment income
Initial Class	$ -	$ 425,688
Service Class	-	475,300
Service Class 2	-	704,261
Total	$ -	$ 1,605,249
From net realized gain
Initial Class	$ 44,759	$ 504,076
Service Class	56,034	512,120
Service Class 2	86,404	963,004
Total	$ 187,197	$ 1,979,200
VIP Freedom 2030
From net investment income
Initial Class	$ -	$ 1,123,914
Service Class	-	776,962
Service Class 2	-	2,041,884
Total	$ -	$ 3,942,760
From net realized gain
Initial Class	$ 76,707	$ 1,285,630
Service Class	57,325	960,757
Service Class 2	164,849	2,719,858
Total	$ 298,881	$ 4,966,245

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended June 30, 2015	Year ended December 31, 2014
VIP Freedom 2035
From net investment income
Initial Class	$ -	$ 9,169
Service Class	-	23,173
Service Class 2	-	166,723
Total	$ -	$ 199,065
From net realized gain
Initial Class	$ 341	$ 11,230
Service Class	1,032	12,893
Service Class 2	8,500	132,268
Total	$ 9,873	$ 156,391
VIP Freedom 2040
From net investment income
Initial Class	$ -	$ 225,564
Service Class	-	183,653
Service Class 2	-	108,508
Total	$ -	$ 517,725
From net realized gain
Initial Class	$ 7,510	$ 206,415
Service Class	6,855	172,404
Service Class 2	4,328	87,154
Total	$ 18,693	$ 465,973
VIP Freedom 2045
From net investment income
Initial Class	$ 19	$ 5,234
Service Class	20	5,167
Service Class 2	425	95,644
Total	$ 464	$ 106,045
From net realized gain
Initial Class	$ 206	$ 4,305
Service Class	219	3,986
Service Class 2	4,671	75,833
Total	$ 5,096	$ 84,124
VIP Freedom 2050
From net investment income
Initial Class	$ 423	$ 24,335
Service Class	572	39,473
Service Class 2	1,636	81,106
Total	$ 2,631	$ 144,914
From net realized gain
Initial Class	$ 1,480	$ 19,643
Service Class	2,001	35,809
Service Class 2	5,723	63,675
Total	$ 9,204	$ 119,127

Semiannual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
VIP Freedom Income
Initial Class
Shares sold	111,809	375,885	$ 1,254,357	$ 4,159,554
Reinvestment of distributions	723	37,909	8,061	416,940
Shares redeemed	(368,228)	(397,094)	(4,087,236)	(4,398,794)
Net increase (decrease)	(255,696)	16,700	$ (2,824,818)	$ 177,700
Service Class
Shares sold	329,027	313,956	$ 3,675,477	$ 3,474,181
Reinvestment of distributions	353	11,923	3,934	131,240
Shares redeemed	(63,375)	(180,302)	(709,393)	(1,981,326)
Net increase (decrease)	266,005	145,577	$ 2,970,018	$ 1,624,095
Service Class 2
Shares sold	595,982	358,308	$ 6,665,502	$ 3,948,810
Reinvestment of distributions	435	16,846	4,833	184,703
Shares redeemed	(138,573)	(260,148)	(1,537,956)	(2,869,402)
Net increase (decrease)	457,844	115,006	$ 5,132,379	$ 1,264,111
VIP Freedom 2005
Initial Class
Shares sold	40,666	111,193	$ 477,247	$ 1,282,516
Reinvestment of distributions	180	17,218	2,115	198,875
Shares redeemed	(54,803)	(60,760)	(644,858)	(703,354)
Net increase (decrease)	(13,957)	67,651	$ (165,496)	$ 778,037
Service Class
Shares sold	5,778	49,405	$ 68,795	$ 569,553
Reinvestment of distributions	9	845	105	9,812
Shares redeemed	(2,473)	(26,163)	(29,274)	(303,043)
Net increase (decrease)	3,314	24,087	$ 39,626	$ 276,322
Service Class 2
Shares sold	983	1,015	$ 11,566	$ 11,729
Reinvestment of distributions	2	170	21	1,961
Shares redeemed	(120)	(3,325)	(1,414)	(37,876)
Net increase (decrease)	865	(2,140)	$ 10,173	$ (24,186)
VIP Freedom 2010
Initial Class
Shares sold	186,684	817,145	$ 2,366,099	$ 10,159,087
Reinvestment of distributions	1,574	113,210	19,911	1,402,512
Shares redeemed	(1,043,415)	(1,057,832)	(13,195,063)	(13,187,201)
Net increase (decrease)	(855,157)	(127,477)	$ (10,809,053)	$ (1,625,602)
Service Class
Shares sold	119,391	505,198	$ 1,510,264	$ 6,309,044
Reinvestment of distributions	1,011	68,995	12,764	854,230
Shares redeemed	(367,367)	(527,518)	(4,648,566)	(6,548,142)
Net increase (decrease)	(246,965)	46,675	$ (3,125,538)	$ 615,132
Service Class 2
Shares sold	1,306,054	1,910,653	$ 16,571,076	$ 23,611,898
Reinvestment of distributions	8,661	529,283	108,870	6,523,395
Shares redeemed	(637,084)	(1,435,390)	(8,045,087)	(17,811,619)
Net increase (decrease)	677,631	1,004,546	$ 8,634,859	$ 12,323,674

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
VIP Freedom 2015
Initial Class
Shares sold	130,855	385,733	$ 1,689,059	$ 4,842,707
Reinvestment of distributions	6,279	107,592	80,251	1,347,448
Shares redeemed	(452,399)	(660,826)	(5,805,571)	(8,301,187)
Net increase (decrease)	(315,265)	(167,501)	$ (4,036,261)	$ (2,111,032)
Service Class
Shares sold	319,992	866,111	$ 4,072,171	$ 11,001,902
Reinvestment of distributions	2,537	35,692	32,371	447,334
Shares redeemed	(263,425)	(507,284)	(3,367,600)	(6,439,617)
Net increase (decrease)	59,104	394,519	$ 736,942	$ 5,009,619
Service Class 2
Shares sold	342,282	1,120,974	$ 4,379,389	$ 14,020,798
Reinvestment of distributions	9,893	156,473	125,839	1,948,446
Shares redeemed	(688,804)	(1,283,440)	(8,751,953)	(16,095,343)
Net increase (decrease)	(336,629)	(5,993)	$ (4,246,725)	$ (126,099)
VIP Freedom 2020
Initial Class
Shares sold	687,776	1,883,216	$ 8,926,859	$ 24,061,467
Reinvestment of distributions	6,167	261,587	80,239	3,329,180
Shares redeemed	(1,847,919)	(1,436,782)	(24,148,804)	(18,313,542)
Net increase (decrease)	(1,153,976)	708,021	$ (15,141,706)	$ 9,077,105
Service Class
Shares sold	1,304,772	1,733,219	$ 17,001,998	$ 22,273,989
Reinvestment of distributions	4,698	189,965	60,981	2,412,009
Shares redeemed	(569,972)	(1,139,322)	(7,418,677)	(14,503,262)
Net increase (decrease)	739,498	783,862	$ 9,644,302	$ 10,182,736
Service Class 2
Shares sold	1,252,695	2,268,817	$ 16,381,338	$ 28,790,824
Reinvestment of distributions	35,095	1,479,960	453,772	18,699,856
Shares redeemed	(2,414,978)	(4,260,717)	(31,336,309)	(54,144,950)
Net increase (decrease)	(1,127,188)	(511,940)	$ (14,501,199)	$ (6,654,270)
VIP Freedom 2025
Initial Class
Shares sold	167,590	348,503	$ 2,245,716	$ 4,591,726
Reinvestment of distributions	3,335	70,770	44,759	929,764
Shares redeemed	(239,858)	(323,217)	(3,225,193)	(4,281,455)
Net increase (decrease)	(68,933)	96,056	$ (934,718)	$ 1,240,035
Service Class
Shares sold	565,333	1,081,241	$ 7,544,069	$ 14,285,176
Reinvestment of distributions	4,182	75,172	56,034	987,420
Shares redeemed	(186,777)	(530,281)	(2,512,963)	(7,054,103)
Net increase (decrease)	382,738	626,132	$ 5,087,140	$ 8,218,493
Service Class 2
Shares sold	596,221	1,317,051	$ 8,026,332	$ 17,273,698
Reinvestment of distributions	6,477	127,758	86,404	1,667,265
Shares redeemed	(425,434)	(1,261,769)	(5,683,444)	(16,330,517)
Net increase (decrease)	177,264	183,040	$ 2,429,292	$ 2,610,446

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
VIP Freedom 2030
Initial Class
Shares sold	463,814	1,270,289	$ 6,232,017	$ 16,571,361
Reinvestment of distributions	5,767	185,629	76,707	2,409,544
Shares redeemed	(927,691)	(900,927)	(12,389,883)	(11,625,782)
Net increase (decrease)	(458,110)	554,991	$ (6,081,159)	$ 7,355,123
Service Class
Shares sold	784,952	972,738	$ 10,527,762	$ 12,664,120
Reinvestment of distributions	4,317	134,151	57,325	1,737,719
Shares redeemed	(410,516)	(645,163)	(5,479,216)	(8,355,317)
Net increase (decrease)	378,753	461,726	$ 5,105,871	$ 6,046,522
Service Class 2
Shares sold	1,787,273	3,438,648	$ 24,012,235	$ 43,867,490
Reinvestment of distributions	12,451	368,844	164,849	4,761,742
Shares redeemed	(1,207,248)	(2,444,609)	(16,092,167)	(31,799,217)
Net increase (decrease)	592,476	1,362,883	$ 8,084,917	$ 16,830,015
VIP Freedom 2035
Initial Class
Shares sold	14,478	30,345	$ 293,019	$ 588,990
Reinvestment of distributions	17	1,049	341	20,399
Shares redeemed	(6,315)	(58,809)	(127,286)	(1,144,872)
Net increase (decrease)	8,180	(27,415)	$ 166,074	$ (535,483)
Service Class
Shares sold	17,625	84,185	$ 354,983	$ 1,630,037
Reinvestment of distributions	52	1,834	1,032	36,066
Shares redeemed	(11,093)	(17,080)	(227,736)	(332,033)
Net increase (decrease)	6,584	68,939	$ 128,279	$ 1,334,070
Service Class 2
Shares sold	230,481	514,701	$ 4,626,566	$ 9,981,898
Reinvestment of distributions	427	15,326	8,500	298,991
Shares redeemed	(76,113)	(90,965)	(1,519,798)	(1,764,901)
Net increase (decrease)	154,795	439,062	$ 3,115,268	$ 8,515,988
VIP Freedom 2040
Initial Class
Shares sold	106,231	347,127	$ 2,054,163	$ 6,459,009
Reinvestment of distributions	393	23,119	7,510	431,979
Shares redeemed	(153,033)	(113,362)	(2,941,858)	(2,101,018)
Net increase (decrease)	(46,409)	256,884	$ (880,185)	$ 4,789,970
Service Class
Shares sold	354,219	332,214	$ 6,760,957	$ 6,217,955
Reinvestment of distributions	359	19,073	6,855	356,057
Shares redeemed	(142,600)	(154,261)	(2,755,206)	(2,882,686)
Net increase (decrease)	211,978	197,026	$ 4,012,606	$ 3,691,326
Service Class 2
Shares sold	208,128	322,076	$ 4,009,935	$ 5,944,430
Reinvestment of distributions	227	10,481	4,328	195,662
Shares redeemed	(50,196)	(37,791)	(972,470)	(692,555)
Net increase (decrease)	158,159	294,766	$ 3,041,793	$ 5,447,537

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
VIP Freedom 2045
Initial Class
Shares sold	2,586	17,923	$ 49,570	$ 331,771
Reinvestment of distributions	12	515	225	9,539
Shares redeemed	(1,748)	(14,896)	(33,611)	(269,781)
Net increase (decrease)	850	3,542	$ 16,184	$ 71,529
Service Class
Shares sold	2,048	11,016	$ 39,342	$ 207,804
Reinvestment of distributions	13	493	239	9,153
Shares redeemed	(2,175)	(1,138)	(41,841)	(20,656)
Net increase (decrease)	(114)	10,371	$ (2,260)	$ 196,301
Service Class 2
Shares sold	161,840	300,588	$ 3,085,883	$ 5,516,130
Reinvestment of distributions	270	9,267	5,096	171,477
Shares redeemed	(46,558)	(47,917)	(894,697)	(875,233)
Net increase (decrease)	115,552	261,938	$ 2,196,282	$ 4,812,374
VIP Freedom 2050
Initial Class
Shares sold	25,353	63,355	$ 440,637	$ 1,075,716
Reinvestment of distributions	110	2,604	1,903	43,978
Shares redeemed	(8,718)	(19,200)	(152,367)	(324,621)
Net increase (decrease)	16,745	46,759	$ 290,173	$ 795,073
Service Class
Shares sold	34,162	78,954	$ 590,080	$ 1,344,245
Reinvestment of distributions	149	4,467	2,573	75,282
Shares redeemed	(42,996)	(26,875)	(728,000)	(448,019)
Net increase (decrease)	(8,685)	56,546	$ (135,347)	$ 971,508
Service Class 2
Shares sold	132,091	336,972	$ 2,293,033	$ 5,620,131
Reinvestment of distributions	428	8,582	7,359	144,781
Shares redeemed	(45,689)	(63,356)	(794,743)	(1,072,289)
Net increase (decrease)	86,830	282,198	$ 1,505,649	$ 4,692,623

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	VIP Freedom 2020 Portfolio	VIP Freedom 2030 Portfolio
VIP Emerging Markets Portfolio	23%	11%
VIP Value Portfolio	13%	-%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
VIP Emerging Markets Portfolio	52%
VIP Value Portfolio	31%

Semiannual Report

8. Other - continued

In addition, at the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10%, respectively, of the outstanding shares of the following Funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Freedom Income Portfolio	35	2	30
VIP Freedom 2005 Portfolio	93	-	-
VIP Freedom 2010 Portfolio	-	1	82
VIP Freedom 2015 Portfolio	28	3	44
VIP Freedom 2020 Portfolio	-	1	74
VIP Freedom 2025 Portfolio	15	3	63
VIP Freedom 2030 Portfolio	-	2	55
VIP Freedom 2035 Portfolio	-	3	85
VIP Freedom 2040 Portfolio	-	3	77
VIP Freedom 2045 Portfolio	-	2	88
VIP Freedom 2050 Portfolio	-	4	95

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	24,469,831,790.28	97.003
Withheld	756,086,184.43	2.997
TOTAL	25,225,917,974.71	100.000
John Engler
Affirmative	24,404,438,415.74	96.744
Withheld	821,479,558.97	3.256
TOTAL	25,225,917,974.71	100.000
Albert R. Gamper, Jr.
Affirmative	24,431,670,090.08	96.852
Withheld	794,247,884.63	3.148
TOTAL	25,225,917,974.71	100.000
Robert F. Gartland
Affirmative	24,472,637,370.54	97.014
Withheld	753,280,604.17	2.986
TOTAL	25,225,917,974.71	100.000
Abigail P. Johnson
Affirmative	24,442,024,432.82	96.893
Withheld	783,893,541.89	3.107
TOTAL	25,225,917,974.71	100.000
Arthur E. Johnson
Affirmative	24,444,583,833.78	96.903
Withheld	781,334,140.93	3.097
TOTAL	25,225,917,974.71	100.000
Michael E. Kenneally
Affirmative	24,475,874,452.78	97.027
Withheld	750,043,521.93	2.973
TOTAL	25,225,917,974.71	100.000
James H. Keyes
Affirmative	24,434,496,321.71	96.863
Withheld	791,421,653.00	3.137
TOTAL	25,225,917,974.71	100.000
Marie L. Knowles
Affirmative	24,446,177,909.79	96.909
Withheld	779,740,064.92	3.091
TOTAL	25,225,917,974.71	100.000
Geoffrey A. von Kuhn
Affirmative	24,444,403,935.60	96.902
Withheld	781,514,039.11	3.098
TOTAL	25,225,917,974.71	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPFF2K-SANN-0815
1.819548.111
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Proxy Voting Results

Fidelity® Variable Insurance Products:

Freedom Lifetime Income Funds -
Portfolios I, II, & III

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
VIP Freedom Lifetime Income® I Portfolio	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom Lifetime Income II Portfolio	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Freedom Lifetime Income III Portfolio	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
VIP Freedom Lifetime Income I	.00%
Actual		$ 1,000.00	$ 1,014.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
VIP Freedom Lifetime Income II	.00%
Actual		$ 1,000.00	$ 1,021.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
VIP Freedom Lifetime Income III	.00%
Actual		$ 1,000.00	$ 1,032.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

Semiannual Report

VIP Freedom Lifetime Income I Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	3.4	3.8
VIP Equity-Income Portfolio Investor Class	3.6	4.0
VIP Growth & Income Portfolio Investor Class	4.1	4.6
VIP Growth Portfolio Investor Class	3.6	3.9
VIP Mid Cap Portfolio Investor Class	1.0	1.1
VIP Value Portfolio Investor Class	2.7	3.0
VIP Value Strategies Portfolio Investor Class	1.3	1.5
	19.7	21.9
Developed International Equity Funds
VIP Overseas Portfolio Investor Class	5.7	6.1
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class	1.5	1.6
High Yield Bond Funds
VIP High Income Portfolio Investor Class	5.0	4.9
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	53.0	50.7
Short-Term Funds
VIP Money Market Portfolio Investor Class	15.1	14.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	19.7%
Developed International Equity Funds	5.7%
Emerging Markets Equity Funds	1.5%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	53.0%
Short-Term Funds	15.1%

Six months ago
Domestic Equity Funds	21.9%
Developed International Equity Funds	6.1%
Emerging Markets Equity Funds	1.6%
High Yield Bond Funds	4.9%
Investment Grade Bond Funds	50.7%
Short-Term Funds	14.8%

Semiannual Report

VIP Freedom Lifetime Income I Portfolio

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 19.7%
	Shares	Value
Domestic Equity Funds - 19.7%
VIP Contrafund Portfolio Investor Class (b)	14,084	$ 497,155
VIP Equity-Income Portfolio Investor Class (b)	23,326	520,860
VIP Growth & Income Portfolio Investor Class (b)	29,473	591,228
VIP Growth Portfolio Investor Class (b)	7,918	512,424
VIP Mid Cap Portfolio Investor Class (b)	4,216	147,094
VIP Value Portfolio Investor Class (b)	24,666	383,799
VIP Value Strategies Portfolio Investor Class (b)	11,910	189,963
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,284,499)		2,842,523
International Equity Funds - 7.2%

Developed International Equity Funds - 5.7%
VIP Overseas Portfolio Investor Class (b)	40,442	824,214
Emerging Markets Equity Funds - 1.5%
VIP Emerging Markets Portfolio Investor Class (b)	23,075	210,908
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,000,791)		1,035,122
Bond Funds - 58.0%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class (b)	126,068	$ 718,587
Investment Grade Bond Funds - 53.0%
VIP Investment Grade Bond Portfolio Investor Class (b)	601,142	7,646,524
TOTAL BOND FUNDS (Cost $8,423,609)		8,365,111
Short-Term Funds - 15.1%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $2,171,444)	2,171,444	2,171,444
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $13,880,343)		14,414,200
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$ 14,414,199
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 561,906	$ 53,388	$ 92,310	$ 73	$ 497,155
VIP Emerging Markets Portfolio Investor Class	233,947	146	25,699	146	210,908
VIP Equity-Income Portfolio Investor Class	589,502	58,373	84,728	449	520,860
VIP Growth & Income Portfolio Investor Class	669,453	45,549	104,792	190	591,228
VIP Growth Portfolio Investor Class	568,440	23,051	92,195	-	512,424
VIP High Income Portfolio Investor Class	719,165	14,443	41,372	1,826	718,587
VIP Investment Grade Bond Portfolio Investor Class	7,431,462	474,648	242,194	6,250	7,646,524
VIP Mid Cap Portfolio Investor Class	170,238	18,408	31,268	-	147,094
VIP Money Market Portfolio Investor Class	2,163,032	84,207	75,794	108	2,171,444
VIP Overseas Portfolio Investor Class	900,247	7,501	164,937	-	824,214
VIP Value Portfolio Investor Class	438,731	30,826	74,827	52	383,799
VIP Value Strategies Portfolio Investor Class	217,247	655	39,075	-	189,963
Total	$ 14,663,370	$ 811,195	$ 1,069,191	$ 9,094	$ 14,414,200
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Lifetime Income I Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $13,880,343) - See accompanying schedule	$ 14,414,200
Receivable for investments sold	237
Total assets	14,414,437

Liabilities
Payable for fund shares redeemed	238

Net Assets	$ 14,414,199
Net Assets consist of:
Paid in capital	$ 13,716,243
Undistributed net investment income	8,738
Accumulated undistributed net realized gain (loss) on investments	155,361
Net unrealized appreciation (depreciation) on investments	533,857
Net Assets, for 1,298,611 shares outstanding	$ 14,414,199
Net Asset Value, offering price and redemption price per share ($14,414,199 ÷ 1,298,611 shares)	$ 11.10

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 9,094

Expenses
Independent trustees' compensation	$ 29
Total expenses before reductions	29
Expense reductions	(29)	0
Net investment income (loss)		9,094
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	13,428
Capital gain distributions from underlying funds	188,757
Total net realized gain (loss)		202,185
Change in net unrealized appreciation (depreciation) on underlying funds		(4,602)
Net gain (loss)		197,583
Net increase (decrease) in net assets resulting from operations		$ 206,677

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,094	$ 254,907
Net realized gain (loss)	202,185	118,548
Change in net unrealized appreciation (depreciation)	(4,602)	233,188
Net increase (decrease) in net assets resulting from operations	206,677	606,643
Distributions to shareholders from net investment income	(1,299)	(253,965)
Distributions to shareholders from net realized gain	(84,430)	(290,356)
Total distributions	(85,729)	(544,321)
Share transactions
Proceeds from sales of shares	509,090	2,329,258
Reinvestment of distributions	85,729	544,320
Cost of shares redeemed	(964,938)	(1,263,956)
Net increase (decrease) in net assets resulting from share transactions	(370,119)	1,609,622
Total increase (decrease) in net assets	(249,171)	1,671,944
Net Assets
Beginning of period	14,663,370	12,991,426
End of period (including undistributed net investment income of $8,738 and undistributed net investment income of $943, respectively)	$ 14,414,199	$ 14,663,370
Other Information Shares
Sold	45,698	210,461
Issued in reinvestment of distributions	7,772	49,792
Redeemed	(86,741)	(114,496)
Net increase (decrease)	(33,271)	145,757

Financial Highlights

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.01	$ 10.95	$ 10.26	$ 9.65	$ 9.88	$ 9.13
Income from Investment Operations
Net investment income (loss) E	.01	.21	.19	.20	.22	.21
Net realized and unrealized gain (loss)	.15	.29	.83	.80	(.17)	.87
Total from investment operations	.16	.50	1.02	1.00	.05	1.08
Distributions from net investment income	- K	(.20)	(.20)	(.20)	(.21)	(.22)
Distributions from net realized gain	(.07)	(.25)	(.13)	(.19)	(.06)	(.11)
Total distributions	(.07)	(.44) J	(.33)	(.39)	(.28) I	(.33)
Net asset value, end of period	$ 11.10	$ 11.01	$ 10.95	$ 10.26	$ 9.65	$ 9.88
Total ReturnB, C, D	1.42%	4.68%	9.96%	10.42%	.48%	11.84%
Ratios to Average Net Assets F, G
Expenses before reductions H	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.12%A	1.89%	1.81%	1.97%	2.25%	2.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,414	$ 14,663	$ 12,991	$ 12,037	$ 10,747	$ 10,345
Portfolio turnover rate F	11%A	12%	22%	19%	17%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

H Amount represents less than .01%

I Total distributions of $.28 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.064 per share.

J Total distributions of $.44 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.248 per share.

K Amount represents less than $.01

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Lifetime Income II Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	5.7	5.9
VIP Equity-Income Portfolio Investor Class	6.0	6.2
VIP Growth & Income Portfolio Investor Class	6.8	7.1
VIP Growth Portfolio Investor Class	5.9	5.9
VIP Mid Cap Portfolio Investor Class	1.7	1.7
VIP Value Portfolio Investor Class	4.4	4.6
VIP Value Strategies Portfolio Investor Class	2.1	2.2
	32.6	33.6
Developed International Equity Funds
VIP Overseas Portfolio Investor Class	9.4	9.7
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class	2.5	2.5
High Yield Bond Funds
VIP High Income Portfolio Investor Class	5.0	5.0
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	40.4	39.5
Short-Term Funds
VIP Money Market Portfolio Investor Class	10.1	9.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	32.6%
Developed International Equity Funds	9.4%
Emerging Markets Equity Funds	2.5%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	40.4%
Short-Term Funds	10.1%

Six months ago
Domestic Equity Funds	33.6%
Developed International Equity Funds	9.7%
Emerging Markets Equity Funds	2.5%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	39.5%
Short-Term Funds	9.7%

Semiannual Report

VIP Freedom Lifetime Income II Portfolio

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 32.6%
	Shares	Value
Domestic Equity Funds - 32.6%
VIP Contrafund Portfolio Investor Class (b)	48,387	$ 1,708,062
VIP Equity-Income Portfolio Investor Class (b)	80,387	1,795,036
VIP Growth & Income Portfolio Investor Class (b)	102,013	2,046,385
VIP Growth Portfolio Investor Class (b)	27,114	1,754,825
VIP Mid Cap Portfolio Investor Class (b)	14,268	497,805
VIP Value Portfolio Investor Class (b)	84,420	1,313,573
VIP Value Strategies Portfolio Investor Class (b)	40,474	645,568
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,270,377)		9,761,254
International Equity Funds - 11.9%

Developed International Equity Funds - 9.4%
VIP Overseas Portfolio Investor Class (b)	138,383	2,820,247
Emerging Markets Equity Funds - 2.5%
VIP Emerging Markets Portfolio Investor Class (b)	79,709	728,544
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,448,129)		3,548,791
Bond Funds - 45.4%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class (b)	262,741	$ 1,497,625
Investment Grade Bond Funds - 40.4%
VIP Investment Grade Bond Portfolio Investor Class (b)	951,275	12,100,213
TOTAL BOND FUNDS (Cost $13,679,031)		13,597,838
Short-Term Funds - 10.1%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $3,018,511)	3,018,511	3,018,511
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $28,416,048)		29,926,394
NET OTHER ASSETS (LIABILITIES) - 0.0%		2
NET ASSETS - 100%		$ 29,926,396
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 1,737,205	$ 165,917	$ 111,690	$ 232	$ 1,708,062
VIP Emerging Markets Portfolio Investor Class	733,722	37,422	49,059	470	728,544
VIP Equity-Income Portfolio Investor Class	1,828,256	181,837	79,113	1,430	1,795,036
VIP Growth & Income Portfolio Investor Class	2,087,777	145,671	125,495	606	2,046,385
VIP Growth Portfolio Investor Class	1,752,802	97,099	137,607	-	1,754,825
VIP High Income Portfolio Investor Class	1,482,419	28,745	67,128	3,724	1,497,625
VIP Investment Grade Bond Portfolio Investor Class	11,646,708	948,108	468,497	9,982	12,100,213
VIP Mid Cap Portfolio Investor Class	509,713	59,899	38,904	-	497,805
VIP Money Market Portfolio Investor Class	2,881,189	162,636	25,314	147	3,018,511
VIP Overseas Portfolio Investor Class	2,859,019	42,245	342,291	-	2,820,247
VIP Value Portfolio Investor Class	1,351,302	101,531	104,027	166	1,313,573
VIP Value Strategies Portfolio Investor Class	660,889	429	51,292	-	645,568
Total	$ 29,531,001	$ 1,971,539	$ 1,600,417	$ 16,757	$ 29,926,394
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Lifetime Income II Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $28,416,048) - See accompanying schedule	$ 29,926,394
Cash	2
Receivable for investments sold	493
Total assets	29,926,889

Liabilities
Payable for fund shares redeemed	493

Net Assets	$ 29,926,396
Net Assets consist of:
Paid in capital	$ 28,101,426
Undistributed net investment income	16,757
Accumulated undistributed net realized gain (loss) on investments	297,867
Net unrealized appreciation (depreciation) on investments	1,510,346
Net Assets, for 2,491,289 shares outstanding	$ 29,926,396
Net Asset Value, offering price and redemption price per share ($29,926,396 ÷ 2,491,289 shares)	$ 12.01

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 16,757

Expenses
Independent trustees' compensation	$ 58
Total expenses before reductions	58
Expense reductions	(58)	0
Net investment income (loss)		16,757
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(62,578)
Capital gain distributions from underlying funds	594,242
Total net realized gain (loss)		531,664
Change in net unrealized appreciation (depreciation) on underlying funds		86,847
Net gain (loss)		618,511
Net increase (decrease) in net assets resulting from operations		$ 635,268

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,757	$ 506,056
Net realized gain (loss)	531,664	116,503
Change in net unrealized appreciation (depreciation)	86,847	619,028
Net increase (decrease) in net assets resulting from operations	635,268	1,241,587
Distributions to shareholders from net investment income	-	(506,719)
Distributions to shareholders from net realized gain	-	(105,771)
Total distributions	-	(612,490)
Share transactions
Proceeds from sales of shares	1,362,448	7,257,216
Reinvestment of distributions	-	612,490
Cost of shares redeemed	(1,602,325)	(2,038,640)
Net increase (decrease) in net assets resulting from share transactions	(239,877)	5,831,066
Total increase (decrease) in net assets	395,391	6,460,163

Net Assets
Beginning of period	29,531,005	23,070,842
End of period (including undistributed net investment income of $16,757 and $0, respectively)	$ 29,926,396	$ 29,531,005
Other Information Shares
Sold	113,389	616,429
Issued in reinvestment of distributions	-	51,862
Redeemed	(133,556)	(174,877)
Net increase (decrease)	(20,167)	493,414

Financial Highlights

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.76	$ 11.43	$ 10.36	$ 9.55	$ 9.79	$ 8.90
Income from Investment Operations
Net investment income (loss) E	.01	.23	.20	.21	.23	.21
Net realized and unrealized gain (loss)	.24	.35	1.12	.90	(.21)	.95
Total from investment operations	.25	.58	1.32	1.11	.02	1.16
Distributions from net investment income	-	(.21)	(.21)	(.21)	(.22)	(.22)
Distributions from net realized gain	-	(.04)	(.05)	(.09)	(.04)	(.05)
Total distributions	-	(.25)	(.25) I	(.30)	(.26)	(.27)
Net asset value, end of period	$ 12.01	$ 11.76	$ 11.43	$ 10.36	$ 9.55	$ 9.79
Total ReturnB, C, D	2.13%	5.06%	12.76%	11.60%	.25%	12.99%
Ratios to Average Net Assets F, G
Expenses before reductions H	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.11%A	1.97%	1.86%	2.06%	2.33%	2.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,926	$ 29,531	$ 23,071	$ 19,722	$ 16,594	$ 14,637
Portfolio turnover rate F	11%A	9%	13%	25%	12%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

H Amount represents less than .01%.

I Total distributions of $.25 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $ .045 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Lifetime Income III Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	8.5	8.7
VIP Equity-Income Portfolio Investor Class	8.9	9.1
VIP Growth & Income Portfolio Investor Class	10.1	10.4
VIP Growth Portfolio Investor Class	8.7	8.9
VIP Mid Cap Portfolio Investor Class	2.5	2.6
VIP Value Portfolio Investor Class	6.5	6.7
VIP Value Strategies Portfolio Investor Class	3.2	3.3
	48.4	49.7
Developed International Equity Funds
VIP Overseas Portfolio Investor Class	14.1	14.0
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class	3.6	3.5
High Yield Bond Funds
VIP High Income Portfolio Investor Class	7.4	7.3
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	25.6	24.8
Short-Term Funds
VIP Money Market Portfolio Investor Class	0.9	0.7
Net Other Assets (Liabilities)	0.0	0.0*
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	48.4%
Developed International Equity Funds	14.1%
Emerging Markets Equity Funds	3.6%
High Yield Bond Funds	7.4%
Investment Grade Bond Funds	25.6%
Short-Term Funds	0.9%

Six months ago
Domestic Equity Funds	49.7%
Developed International Equity Funds	14.0%
Emerging Markets Equity Funds	3.5%
High Yield Bond Funds	7.3%
Investment Grade Bond Funds	24.8%
Short-Term Funds	0.7%

Semiannual Report

VIP Freedom Lifetime Income III Portfolio

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 48.4%
	Shares	Value
Domestic Equity Funds - 48.4%
VIP Contrafund Portfolio Investor Class (b)	46,559	$ 1,643,523
VIP Equity-Income Portfolio Investor Class (b)	77,370	1,727,672
VIP Growth & Income Portfolio Investor Class (b)	97,832	1,962,509
VIP Growth Portfolio Investor Class (b)	26,164	1,693,345
VIP Mid Cap Portfolio Investor Class (b)	13,852	483,287
VIP Value Portfolio Investor Class (b)	81,526	1,268,546
VIP Value Strategies Portfolio Investor Class (b)	39,117	623,917
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,245,685)		9,402,799
International Equity Funds - 17.7%

Developed International Equity Funds - 14.1%
VIP Overseas Portfolio Investor Class (b)	134,590	2,742,940
Emerging Markets Equity Funds - 3.6%
VIP Emerging Markets Portfolio Investor Class (b)	75,917	693,878
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,282,815)		3,436,818
Bond Funds - 33.0%
	Shares	Value
High Yield Bond Funds - 7.4%
VIP High Income Portfolio Investor Class (b)	250,675	$ 1,428,849
Investment Grade Bond Funds - 25.6%
VIP Investment Grade Bond Portfolio Investor Class (b)	391,121	4,975,062
TOTAL BOND FUNDS (Cost $6,466,177)		6,403,911
Short-Term Funds - 0.9%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $177,459)	177,459	177,459
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $18,172,136)		19,420,987
NET OTHER ASSETS (LIABILITIES) - (0.0)%		0
NET ASSETS - 100%		$ 19,420,987
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 1,481,925	$ 277,232	$ 43,254	$ 204	$ 1,643,523
VIP Emerging Markets Portfolio Investor Class	603,193	86,396	-	429	693,878
VIP Equity-Income Portfolio Investor Class	1,550,495	323,424	26,277	1,266	1,727,672
VIP Growth & Income Portfolio Investor Class	1,768,877	291,347	43,539	539	1,962,509
VIP Growth Portfolio Investor Class	1,513,732	214,558	74,341	-	1,693,345
VIP High Income Portfolio Investor Class	1,252,811	134,757	6,542	3,374	1,428,849
VIP Investment Grade Bond Portfolio Investor Class	4,220,337	884,511	110,173	3,862	4,975,062
VIP Mid Cap Portfolio Investor Class	435,530	83,727	7,429	-	483,287
VIP Money Market Portfolio Investor Class	112,642	64,818	-	7	177,459
VIP Overseas Portfolio Investor Class	2,386,447	258,190	143,169	-	2,742,940
VIP Value Portfolio Investor Class	1,149,317	172,919	22,769	147	1,268,546
VIP Value Strategies Portfolio Investor Class	561,688	37,847	7,549	-	623,917
Total	$ 17,036,994	$ 2,829,726	$ 485,042	$ 9,828	$ 19,420,987
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Lifetime Income III Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $18,172,136) - See accompanying schedule	$ 19,420,987
Receivable for investments sold	320
Total assets	19,421,307

Liabilities
Payable for fund shares redeemed	320

Net Assets	$ 19,420,987
Net Assets consist of:
Paid in capital	$ 17,752,665
Undistributed net investment income	9,594
Accumulated undistributed net realized gain (loss) on investments	409,877
Net unrealized appreciation (depreciation) on investments	1,248,851
Net Assets, for 1,581,375 shares outstanding	$ 19,420,987
Net Asset Value, offering price and redemption price per share ($19,420,987 ÷ 1,581,375 shares)	$ 12.28

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 9,828

Expenses
Independent trustees' compensation	$ 36
Total expenses before reductions	36
Expense reductions	(36)	0
Net investment income (loss)		9,828
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	3,150
Capital gain distributions from underlying funds	521,454
Total net realized gain (loss)		524,604
Change in net unrealized appreciation (depreciation) on underlying funds		36,159
Net gain (loss)		560,763
Net increase (decrease) in net assets resulting from operations		$ 570,591

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,828	$ 307,021
Net realized gain (loss)	524,604	59,466
Change in net unrealized appreciation (depreciation)	36,159	331,436
Net increase (decrease) in net assets resulting from operations	570,591	697,923
Distributions to shareholders from net investment income	(1,475)	(305,780)
Distributions to shareholders from net realized gain	(14,748)	(274,379)
Total distributions	(16,223)	(580,159)
Share transactions
Proceeds from sales of shares	2,299,990	6,163,079
Reinvestment of distributions	16,223	580,159
Cost of shares redeemed	(486,590)	(2,485,280)
Net increase (decrease) in net assets resulting from share transactions	1,829,623	4,257,958
Total increase (decrease) in net assets	2,383,991	4,375,722
Net Assets
Beginning of period	17,036,996	12,661,274
End of period (including undistributed net investment income of $9,594 and undistributed net investment income of $1,241, respectively)	$ 19,420,987	$ 17,036,996
Other Information Shares
Sold	189,489	511,816
Issued in reinvestment of distributions	1,353	48,809
Redeemed	(39,813)	(208,948)
Net increase (decrease)	151,029	351,677

Financial Highlights

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 11.74	$ 9.99	$ 8.92	$ 9.37	$ 8.28
Income from Investment Operations
Net investment income (loss) E	.01	.25	.23	.23	.20	.18
Net realized and unrealized gain (loss)	.37	.37	1.81	1.12	(.42)	1.14
Total from investment operations	.38	.62	2.04	1.35	(.22)	1.32
Distributions from net investment income	- J	(.22)	(.20)	(.22)	(.20)	(.19)
Distributions from net realized gain	(.01)	(.23)	(.09)	(.07)	(.03)	(.04)
Total distributions	(.01)	(.45)	(.29)	(.28) I	(.23)	(.23)
Net asset value, end of period	$ 12.28	$ 11.91	$ 11.74	$ 9.99	$ 8.92	$ 9.37
Total ReturnB, C, D	3.20%	5.30%	20.43%	15.20%	(2.36)%	15.98%
Ratios to Average Net Assets F, G
Expenses before reductions H	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.10%A	2.07%	2.07%	2.34%	2.13%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,421	$ 17,037	$ 12,661	$ 8,319	$ 6,824	$ 6,741
Portfolio turnover rate F	5%A	18%	19%	20%	16%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

H Amount represents less than .01%.

I Total distributions of $.28 per share is comprised of distributions from net investment income of $.218 and distributions from net realized gain of $.065 per share.

J Amount represents less than $ .01

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

1. Organization.

VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, and VIP Freedom Lifetime Income III Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
VIP Freedom Lifetime Income I	$ 13,917,333	$ 743,146	$ (246,279)	$ 496,867
VIP Freedom Lifetime Income II	28,547,450	1,965,270	(586,326)	1,378,944
VIP Freedom Lifetime Income III	18,275,335	1,574,255	(428,603)	1,145,652

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018
VIP Freedom Lifetime Income II	$ (78,349)

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Freedom Lifetime Income I	811,195	1,069,191
VIP Freedom Lifetime Income II	1,971,539	1,600,417
VIP Freedom Lifetime Income III	2,829,726	485,042

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

5. Expense Reductions.

FMR voluntarily agreed to reimburse each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement
VIP Freedom Lifetime Income I	.00%	$ 29
VIP Freedom Lifetime Income II	.00%	$ 58
VIP Freedom Lifetime Income III	.00%	$ 36

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of all of the outstanding shares of the Funds.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	24,469,831,790.28	97.003
Withheld	756,086,184.43	2.997
TOTAL	25,225,917,974.71	100.000
John Engler
Affirmative	24,404,438,415.74	96.744
Withheld	821,479,558.97	3.256
TOTAL	25,225,917,974.71	100.000
Albert R. Gamper, Jr.
Affirmative	24,431,670,090.08	96.852
Withheld	794,247,884.63	3.148
TOTAL	25,225,917,974.71	100.000
Robert F. Gartland
Affirmative	24,472,637,370.54	97.014
Withheld	753,280,604.17	2.986
TOTAL	25,225,917,974.71	100.000
Abigail P. Johnson
Affirmative	24,442,024,432.82	96.893
Withheld	783,893,541.89	3.107
TOTAL	25,225,917,974.71	100.000
Arthur E. Johnson
Affirmative	24,444,583,833.78	96.903
Withheld	781,334,140.93	3.097
TOTAL	25,225,917,974.71	100.000
Michael E. Kenneally
Affirmative	24,475,874,452.78	97.027
Withheld	750,043,521.93	2.973
TOTAL	25,225,917,974.71	100.000
James H. Keyes
Affirmative	24,434,496,321.71	96.863
Withheld	791,421,653.00	3.137
TOTAL	25,225,917,974.71	100.000
Marie L. Knowles
Affirmative	24,446,177,909.79	96.909
Withheld	779,740,064.92	3.091
TOTAL	25,225,917,974.71	100.000
Geoffrey A. von Kuhn
Affirmative	24,444,403,935.60	96.902
Withheld	781,514,039.11	3.098
TOTAL	25,225,917,974.71	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Administrator

Fidelity Management & Research Company
Boston, MA

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPFLI-SANN-0815
1.816202.109
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Proxy Voting Results

Fidelity® Variable Insurance Products:

FundsManager - 20%, 50%, 60%, 70%, 85% Portfolio

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
VIP FundsManager® 20% Portfolio	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP FundsManager® 50% Portfolio	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP FundsManager® 60% Portfolio	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP FundsManager® 70% Portfolio	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP FundsManager® 85% Portfolio	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
VIP FundsManager 20% Portfolio
Service Class	.20%
Actual		$ 1,000.00	$ 1,008.30	$ 1.00
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Service Class 2.35%
Actual		$ 1,000.00	$ 1,007.50	$ 1.74
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 1.76
Investor Class	.20%
Actual		$ 1,000.00	$ 1,008.40	$ 1.00
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
VIP FundsManager 50% Portfolio
Service Class	.20%
Actual		$ 1,000.00	$ 1,022.00	$ 1.00
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Service Class 2.35%
Actual		$ 1,000.00	$ 1,021.20	$ 1.75
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 1.76
Investor Class	.20%
Actual		$ 1,000.00	$ 1,022.80	$ 1.00
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
VIP FundsManager 60% Portfolio
Service Class	.20%
Actual		$ 1,000.00	$ 1,028.30	$ 1.01
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Service Class 2.35%
Actual		$ 1,000.00	$ 1,027.50	$ 1.76
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 1.76
Investor Class	.20%
Actual		$ 1,000.00	$ 1,028.30	$ 1.01
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
	Annualized Expense RatioB	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
VIP FundsManager 70% Portfolio
Service Class	.20%
Actual		$ 1,000.00	$ 1,032.70	$ 1.01
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Service Class 2.35%
Actual		$ 1,000.00	$ 1,031.90	$ 1.76
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 1.76
Investor Class	.20%
Actual		$ 1,000.00	$ 1,033.50	$ 1.01
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
VIP FundsManager 85% Portfolio
Service Class	.20%
Actual		$ 1,000.00	$ 1,038.40	$ 1.01
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Service Class 2.35%
Actual		$ 1,000.00	$ 1,038.50	$ 1.77
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 1.76
Investor Class	.20%
Actual		$ 1,000.00	$ 1,039.20	$ 1.01
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

VIP FundsManager 20% Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Air Transportation Portfolio	0.0*	0.1
Fidelity Banking Portfolio	0.4	0.6
Fidelity Blue Chip Growth Fund	0.1	0.6
Fidelity Blue Chip Value Fund	0.2	0.1
Fidelity Brokerage and Investment Management Portfolio	0.2	0.3
Fidelity Chemicals Portfolio	0.4	0.5
Fidelity Communications Equipment Portfolio	0.2	0.2
Fidelity Computers Portfolio	0.5	0.6
Fidelity Construction and Housing Portfolio	0.5	0.4
Fidelity Consumer Discretionary Portfolio	1.7	1.6
Fidelity Consumer Staples Portfolio	1.1	1.6
Fidelity Contrafund	0.0*	0.0*
Fidelity Defense and Aerospace Portfolio	0.1	0.0
Fidelity Dividend Growth Fund	0.0*	0.0*
Fidelity Electronics Portfolio	0.5	0.5
Fidelity Energy Portfolio	0.7	0.7
Fidelity Energy Service Portfolio	0.2	0.2
Fidelity Financial Services Portfolio	1.9	1.5
Fidelity Global Commodity Stock Fund	0.0*	0.0*
Fidelity Gold Portfolio	0.0*	0.0*
Fidelity Health Care Portfolio	2.3	2.4
Fidelity Industrials Portfolio	1.1	1.1
Fidelity Insurance Portfolio	0.5	0.6
Fidelity IT Services Portfolio	0.3	0.0*
Fidelity Large Cap Stock Fund	0.1	0.1
Fidelity Leisure Portfolio	0.0*	0.1
Fidelity Medical Delivery Portfolio	0.1	0.1
Fidelity Medical Equipment and Systems Portfolio	0.1	0.1
Fidelity Mid Cap Value Fund	0.2	0.2
Fidelity Natural Gas Portfolio	0.0*	0.0*
Fidelity OTC Portfolio	0.1	0.2
Fidelity Real Estate Investment Portfolio	0.4	0.4
Fidelity Retailing Portfolio	0.3	0.3
Fidelity Series Commodity Strategy Fund	0.0*	0.0*
Fidelity Small Cap Stock Fund	0.0*	0.0*

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Software and Computer Services Portfolio	0.1	0.1
Fidelity Stock Selector Large Cap Value Fund	0.1	0.8
Fidelity Technology Portfolio	1.3	1.9
Fidelity Telecommunications Portfolio	0.1	0.1
Fidelity Transportation Portfolio	0.0*	0.2
Fidelity Utilities Portfolio	0.1	0.3
Spartan Extended Market Index Fund Investor Class	0.0*	0.0*
Fidelity Biotechnology Portfolio	0.0	0.0*
Fidelity Consumer Finance Portfolio	0.0	0.1
Fidelity Equity Dividend Income Fund	0.0	0.0*
Fidelity Fund	0.0	0.0*
Fidelity Growth & Income Portfolio	0.0	0.0*
Fidelity Leveraged Company Stock Fund	0.0	0.0*
Fidelity Magellan Fund	0.0	0.0*
Fidelity Mega Cap Stock Fund	0.0	0.4
Fidelity Pharmaceuticals Portfolio	0.0	0.0*
Fidelity Small Cap Discovery Fund	0.0	0.0*
Fidelity Small Cap Value Fund	0.0	0.0*
	15.9	19.0
International Equity Funds
Fidelity China Region Fund	0.3	0.1
Fidelity Diversified International Fund	3.4	0.9
Fidelity Emerging Asia Fund	0.8	0.4
Fidelity Emerging Markets Fund	0.9	1.0
Fidelity Europe Fund	0.6	0.4
Fidelity International Capital Appreciation Fund	0.1	0.6
Fidelity International Discovery Fund	0.5	0.6
Fidelity International Real Estate Fund	0.0*	0.0*
Fidelity International Small Cap Fund	0.3	0.0
Fidelity International Small Cap Opportunities Fund	0.1	0.0
Fidelity Japan Fund	0.3	0.0*
Fidelity Japan Smaller Companies Fund	0.5	0.1
Fidelity Overseas Fund	2.2	1.4
Fidelity Pacific Basin Fund	0.2	0.2
Spartan International Index Fund Investor Class	1.2	1.1
Fidelity Canada Fund	0.0	0.0*
Fidelity International Value Fund	0.0	0.1
	11.4	6.9
Fund Holdings as of June 30, 2015 - continued
	% of fund's net assets	% of fund's net assets 6 months ago
Fixed-Income Funds
Fidelity Floating Rate High Income Fund	0.6	0.6
Fidelity Focused High Income Fund	0.0*	0.0*
Fidelity High Income Fund	0.0*	0.0*
Fidelity New Markets Income Fund	0.4	0.6
Fidelity Real Estate Income Fund	0.3	0.3
Spartan Long-Term Treasury Bond Index Fund Investor Class	2.2	0.6
Spartan U.S. Bond Index Fund Investor Class	41.0	47.1
	44.5	49.2
Money Market Funds
Fidelity Institutional Money Market Portfolio Class I	10.8	1.8
Fidelity Institutional Prime Money Market Portfolio Class I	13.1	18.8
Fidelity Select Money Market Portfolio	4.3	4.3
	28.2	24.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
As of June 30, 2015
Domestic Equity Funds	15.9%
International Equity Funds	11.4%
Fixed-Income Funds	44.5%
Money Market Funds	28.2%

As of December 31, 2014
Domestic Equity Funds	19.0%
International Equity Funds	6.9%
Fixed-Income Funds	49.2%
Money Market Funds	24.9%

Semiannual Report

VIP FundsManager 20% Portfolio

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 27.3%
	Shares	Value
Domestic Equity Funds - 15.9%
Fidelity Air Transportation Portfolio (c)	4,060	$ 277,810
Fidelity Banking Portfolio (c)	106,812	2,955,479
Fidelity Blue Chip Growth Fund (c)	11,830	856,957
Fidelity Blue Chip Value Fund (c)	73,128	1,213,192
Fidelity Brokerage and Investment Management Portfolio (c)	24,769	1,880,461
Fidelity Chemicals Portfolio (c)	18,805	2,720,573
Fidelity Communications Equipment Portfolio (c)	39,111	1,192,111
Fidelity Computers Portfolio (c)	52,529	4,074,677
Fidelity Construction and Housing Portfolio (c)	72,111	4,139,875
Fidelity Consumer Discretionary Portfolio (c)	364,979	12,679,360
Fidelity Consumer Staples Portfolio (c)	93,327	8,755,926
Fidelity Contrafund (c)	282	28,792
Fidelity Defense and Aerospace Portfolio (c)	6,359	747,898
Fidelity Dividend Growth Fund (c)	645	21,800
Fidelity Electronics Portfolio (c)	46,470	3,774,777
Fidelity Energy Portfolio (c)	128,590	5,686,232
Fidelity Energy Service Portfolio (c)	34,230	1,865,526
Fidelity Financial Services Portfolio (c)	160,221	14,325,332
Fidelity Global Commodity Stock Fund (c)	3,863	46,894
Fidelity Gold Portfolio (a)(c)	6,965	112,422
Fidelity Health Care Portfolio (c)	73,992	17,530,183
Fidelity Industrials Portfolio (c)	261,405	8,221,190
Fidelity Insurance Portfolio (c)	60,997	4,138,006
Fidelity IT Services Portfolio (c)	57,284	2,257,006
Fidelity Large Cap Stock Fund (c)	13,606	387,239
Fidelity Leisure Portfolio (c)	1,692	236,906
Fidelity Medical Delivery Portfolio (c)	6,165	577,208
Fidelity Medical Equipment and Systems Portfolio (c)	26,012	993,146
Fidelity Mid Cap Value Fund (c)	46,465	1,164,877
Fidelity Natural Gas Portfolio (c)	152	4,646
Fidelity OTC Portfolio (c)	7,387	614,660
Fidelity Real Estate Investment Portfolio (c)	73,945	2,852,047
Fidelity Retailing Portfolio (c)	24,180	2,287,947
Fidelity Series Commodity Strategy Fund (a)(c)	1,089	6,972
Fidelity Small Cap Stock Fund (c)	3,820	73,239
Fidelity Software and Computer Services Portfolio (c)	5,239	595,985

	Shares	Value
Fidelity Stock Selector Large Cap Value Fund (c)	23,363	$ 403,483
Fidelity Technology Portfolio (c)	83,958	10,143,020
Fidelity Telecommunications Portfolio (c)	14,217	889,431
Fidelity Transportation Portfolio (c)	3,836	318,360
Fidelity Utilities Portfolio (c)	10,340	693,384
Spartan Extended Market Index Fund Investor Class (c)	310	17,674
TOTAL DOMESTIC EQUITY FUNDS		121,762,703
International Equity Funds - 11.4%
Fidelity China Region Fund (c)	69,986	2,548,883
Fidelity Diversified International Fund (c)	688,984	25,795,560
Fidelity Emerging Asia Fund (c)	166,949	5,803,134
Fidelity Emerging Markets Fund (c)	275,113	6,748,528
Fidelity Europe Fund (c)	123,126	4,707,092
Fidelity International Capital Appreciation Fund (c)	60,455	1,038,625
Fidelity International Discovery Fund (c)	88,291	3,635,818
Fidelity International Real Estate Fund (c)	1,148	12,146
Fidelity International Small Cap Fund (c)	99,787	2,400,880
Fidelity International Small Cap Opportunities Fund (c)	75,400	1,155,126
Fidelity Japan Fund (c)	190,663	2,324,185
Fidelity Japan Smaller Companies Fund (c)	245,491	3,456,512
Fidelity Overseas Fund (c)	401,493	16,999,234
Fidelity Pacific Basin Fund (c)	50,754	1,458,163
Spartan International Index Fund Investor Class (c)	225,479	8,915,440
TOTAL INTERNATIONAL EQUITY FUNDS		86,999,326
TOTAL EQUITY FUNDS (Cost $178,620,443)		208,762,029
Fixed-Income Funds - 44.5%

Fidelity Floating Rate High Income Fund (c)	434,122	4,202,302
Fidelity Focused High Income Fund (c)	37,320	319,830
Fidelity High Income Fund (c)	40,187	356,060
Fidelity New Markets Income Fund (c)	182,453	2,776,927
Fidelity Real Estate Income Fund (c)	218,724	2,515,324
Spartan Long-Term Treasury Bond Index Fund Investor Class (c)	1,337,162	16,674,406
Spartan U.S. Bond Index Fund Investor Class (c)	27,101,110	313,559,852
TOTAL FIXED-INCOME FUNDS (Cost $333,306,787)		340,404,701
Money Market Funds - 28.2%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class I 0.10% (b)(c)	83,230,724	$ 83,230,724
Fidelity Institutional Prime Money Market Portfolio Class I 0.07% (b)(c)	100,098,813	100,098,813
Fidelity Select Money Market Portfolio 0.01% (b)(c)	32,978,406	32,978,406
TOTAL MONEY MARKET FUNDS (Cost $216,307,943)		216,307,943
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $728,235,173)		765,474,673
NET OTHER ASSETS (LIABILITIES) - 0.0%		(128,851)
NET ASSETS - 100%		$ 765,345,822
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$ 722,218	$ 3,783	$ 403,792	$ 356	$ 277,810
Fidelity Banking Portfolio	4,617,977	158,201	1,871,757	4,441	2,955,479
Fidelity Biotechnology Portfolio	30,278	-	36,525	-	-
Fidelity Blue Chip Growth Fund	4,643,143	173,967	4,127,488	-	856,957
Fidelity Blue Chip Value Fund	1,002,736	252,688	56,669	-	1,213,192
Fidelity Brokerage and Investment Management Portfolio	2,551,526	16,058	691,453	2,259	1,880,461
Fidelity Canada Fund	26,393	-	25,515	-	-
Fidelity Chemicals Portfolio	3,553,417	143,009	953,792	7,857	2,720,573
Fidelity China Region Fund	535,940	1,671,984	-	-	2,548,883
Fidelity Communications Equipment Portfolio	1,240,631	4,715	-	429	1,192,111
Fidelity Computers Portfolio	4,400,604	999,023	1,028,752	4,897	4,074,677
Fidelity Construction and Housing Portfolio	3,176,717	875,491	-	1,692	4,139,875
Fidelity Consumer Discretionary Portfolio	11,793,649	498,800	-	10,342	12,679,360
Fidelity Consumer Finance Portfolio	726,495	-	721,124	-	-
Fidelity Consumer Staples Portfolio	12,347,828	528,207	3,857,072	19,668	8,755,926
Fidelity Contrafund	27,397	266	-	-	28,792
Fidelity Defense and Aerospace Portfolio	-	823,109	-	1,520	747,898
Fidelity Diversified International Fund	6,524,341	24,038,272	6,197,983	-	25,795,560
Fidelity Dividend Growth Fund	21,542	-	-	-	21,800
Fidelity Electronics Portfolio	3,568,545	371,503	-	2,196	3,774,777
Fidelity Emerging Asia Fund	3,252,827	2,360,987	-	-	5,803,134
Fidelity Emerging Markets Fund	7,506,396	-	830,424	-	6,748,528
Fidelity Energy Portfolio	5,224,198	1,488,807	833,782	2,190	5,686,232
Fidelity Energy Service Portfolio	1,558,936	408,810	45,953	-	1,865,526
Fidelity Equity Dividend Income Fund	19,926	63	20,288	-	-
Fidelity Europe Fund	3,220,679	1,190,348	-	-	4,707,092
Fidelity Financial Services Portfolio	11,591,469	3,215,542	549,854	-	14,325,332
Fidelity Floating Rate High Income Fund	4,655,051	80,061	559,247	80,054	4,202,302
Fidelity Focused High Income Fund	312,169	7,020	-	7,020	319,830
Fidelity Fund	34,121	-	35,689	-	-
Fidelity Global Commodity Stock Fund	48,092	-	-	-	46,894
Fidelity Gold Portfolio	114,512	-	-	-	112,422
Fidelity Growth & Income Portfolio	3,436	-	3,517	-	-
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Health Care Portfolio	$ 18,500,783	$ 898,111	$ 3,536,962	$ -	$ 17,530,183
Fidelity High Income Fund	348,223	9,526	-	9,526	356,060
Fidelity Industrials Portfolio	8,110,539	312,017	104,988	6,130	8,221,190
Fidelity Institutional Money Market Portfolio Class I	13,209,159	70,021,565	-	21,565	83,230,724
Fidelity Institutional Prime Money Market Portfolio Class I	143,215,804	37,163,610	80,280,601	24,472	100,098,813
Fidelity Insurance Portfolio	4,585,934	36,094	500,000	6,590	4,138,006
Fidelity International Capital Appreciation Fund	4,624,124	-	3,870,843	-	1,038,625
Fidelity International Discovery Fund	4,610,578	28,709	1,376,137	-	3,635,818
Fidelity International Real Estate Fund	11,630	-	-	-	12,146
Fidelity International Small Cap Fund	-	2,417,751	-	-	2,400,880
Fidelity International Small Cap Opportunities Fund	-	1,167,751	-	-	1,155,126
Fidelity International Value Fund	1,090,843	-	1,126,355	-	-
Fidelity IT Services Portfolio	266,995	1,826,926	-	-	2,257,006
Fidelity Japan Fund	36,962	2,317,630	-	-	2,324,185
Fidelity Japan Smaller Companies Fund	701,962	2,617,751	-	-	3,456,512
Fidelity Large Cap Stock Fund	1,001,217	113,233	708,204	1,335	387,239
Fidelity Leisure Portfolio	653,398	4,071	453,792	291	236,906
Fidelity Leveraged Company Stock Fund	8,995	-	9,373	-	-
Fidelity Magellan Fund	43,256	-	44,939	-	-
Fidelity Medical Delivery Portfolio	432,954	74,834	-	-	577,208
Fidelity Medical Equipment and Systems Portfolio	858,076	153,709	-	-	993,146
Fidelity Mega Cap Stock Fund	2,778,809	-	2,757,088	-	-
Fidelity Mid Cap Value Fund	1,266,383	735,004	853,792	119	1,164,877
Fidelity Natural Gas Portfolio	4,913	10	-	10	4,646
Fidelity New Markets Income Fund	4,163,222	95,487	1,468,834	95,477	2,776,927
Fidelity OTC Portfolio	1,879,159	49,988	1,400,000	-	614,660
Fidelity Overseas Fund	10,381,988	5,305,063	-	-	16,999,234
Fidelity Pacific Basin Fund	1,323,157	-	-	-	1,458,163
Fidelity Pharmaceuticals Portfolio	251,916	-	267,352	-	-
Fidelity Real Estate Income Fund	2,521,641	30,712	-	30,712	2,515,324
Fidelity Real Estate Investment Portfolio	2,958,944	2,528,588	2,204,051	13,656	2,852,047
Fidelity Retailing Portfolio	2,015,796	167,261	-	2,395	2,287,947
Fidelity Select Money Market Portfolio	32,976,771	1,635	-	1,635	32,978,406
Fidelity Series Commodity Strategy Fund	7,114	-	-	-	6,972
Fidelity Small Cap Discovery Fund	206,688	-	210,328	-	-
Fidelity Small Cap Stock Fund	12,820	77,707	13,230	237	73,239
Fidelity Small Cap Value Fund	180,036	-	183,174	-	-
Fidelity Software and Computer Services Portfolio	1,091,688	14,327	500,000	-	595,985
Fidelity Stock Selector Large Cap Value Fund	5,919,753	25,951	5,610,951	97	403,483
Fidelity Technology Portfolio	14,324,700	363,619	5,094,406	-	10,143,020
Fidelity Telecommunications Portfolio	667,602	910,012	698,179	-	889,431
Fidelity Transportation Portfolio	1,885,324	10,217	1,400,000	1,441	318,360
Fidelity Utilities Portfolio	2,178,020	175,375	1,472,908	6,651	693,384
Spartan Extended Market Index Fund Investor Class	16,866	232	-	35	17,674
Spartan International Index Fund Investor Class	8,774,771	28,709	450,000	-	8,915,440
Spartan Long-Term Treasury Bond Index Fund Investor Class	4,248,533	14,566,740	560,439	179,908	16,674,406
Spartan U.S. Bond Index Fund Investor Class	358,803,414	9,853,862	50,577,066	3,916,977	313,559,852
Total	$ 762,204,649	$ 193,414,501	$ 190,584,668	$ 4,464,180	$ 765,474,673
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 20% Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $728,235,173) - See accompanying schedule		$ 765,474,673
Cash		1
Receivable for investments sold		364,372
Receivable for fund shares sold		11,888
Total assets		765,850,934

Liabilities
Payable for investments purchased	$ 80,214
Payable for fund shares redeemed	296,044
Accrued management fee	128,701
Distribution and service plan fees payable	153
Total liabilities		505,112

Net Assets		$ 765,345,822
Net Assets consist of:
Paid in capital		$ 721,243,537
Undistributed net investment income		3,713,490
Accumulated undistributed net realized gain (loss) on investments		3,149,295
Net unrealized appreciation (depreciation) on investments		37,239,500
Net Assets		$ 765,345,822

Statement of Assets and Liabilities - continued

June 30, 2015 (Unaudited)

Service Class:
Net Asset Value, offering price and redemption price per share ($66,911 ÷ 5,939 shares)	$ 11.27

Service Class 2:
Net Asset Value, offering price and redemption price per share ($1,230,813 ÷ 109,505 shares)	$ 11.24

Investor Class:
Net Asset Value, offering price and redemption price per share ($764,048,098 ÷ 67,851,324 shares)	$ 11.26

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 4,464,180

Expenses
Management fee	$ 962,863
Distribution and service plan fees	1,740
Independent trustees' compensation	1,515
Total expenses before reductions	966,118
Expense reductions	(193,598)	772,520
Net investment income (loss)		3,691,660
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	1,693,685
Capital gain distributions from underlying funds	2,219,657
Total net realized gain (loss)		3,913,342
Change in net unrealized appreciation (depreciation) on underlying funds		(1,253,508)
Net gain (loss)		2,659,834
Net increase (decrease) in net assets resulting from operations		$ 6,351,494

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,691,660	$ 9,581,522
Net realized gain (loss)	3,913,342	25,705,734
Change in net unrealized appreciation (depreciation)	(1,253,508)	(5,720,903)
Net increase (decrease) in net assets resulting from operations	6,351,494	29,566,353
Distributions to shareholders from net investment income	-	(9,574,383)
Distributions to shareholders from net realized gain	(22,314,285)	(9,285,360)
Total distributions	(22,314,285)	(18,859,743)
Share transactions - net increase (decrease)	19,230,598	55,557,229
Total increase (decrease) in net assets	3,267,807	66,263,839

Net Assets
Beginning of period	762,078,015	695,814,176
End of period (including undistributed net investment income of $3,713,490 and undistributed net investment income of $21,830, respectively)	$ 765,345,822	$ 762,078,015

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.51	$ 11.33	$ 11.10	$ 10.68	$ 10.63	$ 10.07
Income from Investment Operations
Net investment income (loss) E	.05	.15	.14	.17	.20	.19
Net realized and unrealized gain (loss)	.05	.32	.47	.44	.05	.55
Total from investment operations	.10	.47	.61	.61	.25	.74
Distributions from net investment income	-	(.15)	(.14)	(.16)	(.18)	(.17)
Distributions from net realized gain	(.34)	(.15)	(.24)	(.03)	(.02)	(.01)
Total distributions	(.34)	(.29) H	(.38)	(.19)	(.20)	(.18)
Net asset value, end of period	$ 11.27	$ 11.51	$ 11.33	$ 11.10	$ 10.68	$ 10.63
Total ReturnB, C, D	.83%	4.21%	5.53%	5.68%	2.30%	7.36%
Ratios to Average Net Assets F, G
Expenses before reductions	.35%A	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.96% A	1.31%	1.23%	1.51%	1.84%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 67	$ 68	$ 72	$ 71	$ 64	$ 67
Portfolio turnover rate F	49% A	28%	25%	17%	12%	14%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.29 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.147 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.49	$ 11.32	$ 11.08	$ 10.67	$ 10.62	$ 10.06
Income from Investment Operations
Net investment income (loss) E	.05	.13	.12	.15	.18	.18
Net realized and unrealized gain (loss)	.04	.32	.48	.43	.05	.55
Total from investment operations	.09	.45	.60	.58	.23	.73
Distributions from net investment income	-	(.13)	(.12)	(.14)	(.16)	(.16)
Distributions from net realized gain	(.34)	(.15)	(.24)	(.03)	(.02)	(.01)
Total distributions	(.34)	(.28)	(.36)	(.17)	(.18)	(.17)
Net asset value, end of period	$ 11.24	$ 11.49	$ 11.32	$ 11.08	$ 10.67	$ 10.62
Total ReturnB, C, D	.75%	3.98%	5.46%	5.43%	2.20%	7.24%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%A	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.81% A	1.16%	1.08%	1.36%	1.69%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,231	$ 1,426	$ 1,197	$ 1,274	$ 1,373	$ 569
Portfolio turnover rate F	49% A	28%	25%	17%	12%	14%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.50	$ 11.33	$ 11.09	$ 10.68	$ 10.63	$ 10.06
Income from Investment Operations
Net investment income (loss) E	.05	.15	.14	.17	.20	.19
Net realized and unrealized gain (loss)	.05	.31	.48	.43	.05	.56
Total from investment operations	.10	.46	.62	.60	.25	.75
Distributions from net investment income	-	(.15)	(.14)	(.16)	(.18)	(.17)
Distributions from net realized gain	(.34)	(.15)	(.24)	(.03)	(.02)	(.01)
Total distributions	(.34)	(.29) H	(.38)	(.19)	(.20)	(.18)
Net asset value, end of period	$ 11.26	$ 11.50	$ 11.33	$ 11.09	$ 10.68	$ 10.63
Total ReturnB, C, D	.84%	4.12%	5.62%	5.58%	2.31%	7.47%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.96% A	1.31%	1.23%	1.51%	1.84%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 764,048	$ 760,583	$ 694,546	$ 650,963	$ 533,568	$ 391,226
Portfolio turnover rate F	49% A	28%	25%	17%	12%	14%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.29 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.147 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 50% Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Air Transportation Portfolio	0.2	0.3
Fidelity Automotive Portfolio	0.2	0.3
Fidelity Banking Portfolio	1.3	1.1
Fidelity Blue Chip Growth Fund	1.4	1.5
Fidelity Blue Chip Value Fund	0.4	0.3
Fidelity Brokerage and Investment Management Portfolio	1.1	1.3
Fidelity Chemicals Portfolio	0.8	0.9
Fidelity Communications Equipment Portfolio	0.2	0.2
Fidelity Computers Portfolio	1.2	1.7
Fidelity Construction and Housing Portfolio	0.6	0.6
Fidelity Consumer Discretionary Portfolio	2.9	2.9
Fidelity Consumer Finance Portfolio	0.1	0.1
Fidelity Consumer Staples Portfolio	2.4	3.3
Fidelity Defense and Aerospace Portfolio	0.2	0.0
Fidelity Dividend Growth Fund	0.0*	0.0*
Fidelity Electronics Portfolio	0.9	0.8
Fidelity Energy Portfolio	1.4	1.1
Fidelity Energy Service Portfolio	0.7	0.5
Fidelity Financial Services Portfolio	3.0	3.2
Fidelity Global Commodity Stock Fund	0.0*	0.0*
Fidelity Gold Portfolio	0.0*	0.0*
Fidelity Growth Company Fund	0.0*	0.0*
Fidelity Health Care Portfolio	3.9	4.1
Fidelity Industrial Equipment Portfolio	0.4	0.4
Fidelity Industrials Portfolio	1.7	1.7
Fidelity Insurance Portfolio	0.6	0.7
Fidelity IT Services Portfolio	0.3	0.0*
Fidelity Large Cap Stock Fund	0.9	1.4
Fidelity Leisure Portfolio	0.1	0.1
Fidelity Magellan Fund	0.0*	0.0*
Fidelity Medical Delivery Portfolio	0.4	0.3
Fidelity Medical Equipment and Systems Portfolio	0.2	0.1
Fidelity Mega Cap Stock Fund	0.8	1.3
Fidelity Mid Cap Value Fund	0.8	0.8
Fidelity Multimedia Portfolio	0.4	0.5

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Nasdaq Composite Index Fund	0.0*	0.0*
Fidelity Natural Gas Portfolio	0.0*	0.1
Fidelity OTC Portfolio	0.4	0.6
Fidelity Pharmaceuticals Portfolio	0.6	0.7
Fidelity Real Estate Investment Portfolio	0.4	0.4
Fidelity Retailing Portfolio	0.4	0.4
Fidelity Series Commodity Strategy Fund	0.0*	0.0*
Fidelity Small Cap Growth Fund	0.0*	0.0*
Fidelity Small Cap Stock Fund	0.2	0.0*
Fidelity Small Cap Value Fund	0.0*	0.0*
Fidelity Software and Computer Services Portfolio	0.3	0.8
Fidelity Stock Selector Large Cap Value Fund	1.2	1.5
Fidelity Technology Portfolio	2.8	2.9
Fidelity Telecommunications Portfolio	0.0*	0.1
Fidelity Transportation Portfolio	0.2	0.5
Fidelity Utilities Portfolio	0.2	0.6
Fidelity Value Discovery Fund	0.6	0.7
Spartan 500 Index Fund Investor Class	0.0*	0.0*
Fidelity Biotechnology Portfolio	0.0	0.0*
Fidelity Equity Dividend Income Fund	0.0	0.0*
Fidelity Growth & Income Portfolio	0.0	0.0*
Fidelity Leveraged Company Stock Fund	0.0	0.0*
Fidelity Low-Priced Stock Fund	0.0	0.0*
Fidelity Small Cap Discovery Fund	0.0	0.0*
Fidelity Telecom and Utilities Fund	0.0	0.0*
	36.8	40.8
International Equity Funds
Fidelity China Region Fund	0.2	0.0*
Fidelity Diversified International Fund	7.3	4.7
Fidelity Emerging Asia Fund	1.0	0.6
Fidelity Emerging Markets Fund	0.9	1.0
Fidelity Europe Fund	1.8	1.7
Fidelity International Capital Appreciation Fund	0.1	0.5
Fidelity International Discovery Fund	1.9	2.3
Fidelity International Growth Fund	0.0*	0.1
Fidelity International Real Estate Fund	0.0*	0.0*
Fund Holdings as of June 30, 2015 - continued
	% of fund's net assets	% of fund's net assets 6 months ago
International Equity Funds - continued
Fidelity International Small Cap Fund	0.2	0.0
Fidelity International Small Cap Opportunities Fund	0.5	0.4
Fidelity International Value Fund	0.2	0.2
Fidelity Japan Fund	0.8	0.0*
Fidelity Japan Smaller Companies Fund	0.5	0.2
Fidelity Latin America Fund	0.0	0.0*
Fidelity Nordic Fund	0.3	0.3
Fidelity Overseas Fund	2.5	1.1
Fidelity Pacific Basin Fund	0.2	0.2
Spartan International Index Fund Investor Class	2.2	2.3
Fidelity Canada Fund	0.0	0.0*
	20.6	15.6
Fixed-Income Funds
Fidelity Floating Rate High Income Fund	0.6	0.6
Fidelity Focused High Income Fund	0.0*	0.0*
Fidelity High Income Fund	0.1	0.1
Fidelity New Markets Income Fund	0.4	0.6
Fidelity Real Estate Income Fund	0.3	0.3
Spartan Long-Term Treasury Bond Index Fund Investor Class	1.8	0.7
Spartan U.S. Bond Index Fund Investor Class	31.3	35.6
	34.5	37.9
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class I	7.9	5.5
Fidelity Select Money Market Portfolio	0.2	0.2
	8.1	5.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
As of June 30, 2015
Domestic Equity Funds	36.8%
International Equity Funds	20.6%
Fixed-Income Funds	34.5%
Money Market Funds	8.1%

As of December 31, 2014
Domestic Equity Funds	40.8%
International Equity Funds	15.6%
Fixed-Income Funds	37.9%
Money Market Funds	5.7%

Semiannual Report

VIP FundsManager 50% Portfolio

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 57.4%
	Shares	Value
Domestic Equity Funds - 36.8%
Fidelity Air Transportation Portfolio (c)	136,780	$ 9,359,848
Fidelity Automotive Portfolio (c)	279,226	12,919,765
Fidelity Banking Portfolio (c)	2,708,122	74,933,735
Fidelity Blue Chip Growth Fund (c)	1,096,542	79,433,483
Fidelity Blue Chip Value Fund (c)	1,210,943	20,089,548
Fidelity Brokerage and Investment Management Portfolio (c)	844,667	64,127,081
Fidelity Chemicals Portfolio (c)	298,528	43,188,019
Fidelity Communications Equipment Portfolio (c)	348,253	10,614,738
Fidelity Computers Portfolio (c)	927,867	71,974,611
Fidelity Construction and Housing Portfolio (c)	644,873	37,022,153
Fidelity Consumer Discretionary Portfolio (c)	4,821,462	167,497,577
Fidelity Consumer Finance Portfolio (c)	357,492	4,944,114
Fidelity Consumer Staples Portfolio (c)	1,476,040	138,482,060
Fidelity Defense and Aerospace Portfolio (c)	110,129	12,952,258
Fidelity Dividend Growth Fund (c)	5,187	175,432
Fidelity Electronics Portfolio (c)	627,673	50,985,911
Fidelity Energy Portfolio (c)	1,763,251	77,970,946
Fidelity Energy Service Portfolio (c)	717,454	39,101,223
Fidelity Financial Services Portfolio (c)	1,930,585	172,613,583
Fidelity Global Commodity Stock Fund (c)	4,693	56,971
Fidelity Gold Portfolio (a)(c)	5,877	94,857
Fidelity Growth Company Fund (c)	1,456	203,629
Fidelity Health Care Portfolio (c)	957,955	226,958,661
Fidelity Industrial Equipment Portfolio (c)	552,354	20,249,312
Fidelity Industrials Portfolio (c)	3,171,972	99,758,524
Fidelity Insurance Portfolio (c)	529,962	35,952,618
Fidelity IT Services Portfolio (c)	457,090	18,009,341
Fidelity Large Cap Stock Fund (c)	1,907,681	54,292,610
Fidelity Leisure Portfolio (c)	20,659	2,892,876
Fidelity Magellan Fund (c)	143	13,335
Fidelity Medical Delivery Portfolio (c)	222,652	20,846,946
Fidelity Medical Equipment and Systems Portfolio (c)	360,486	13,763,349
Fidelity Mega Cap Stock Fund (c)	2,922,924	48,871,287
Fidelity Mid Cap Value Fund (c)	1,804,572	45,240,610
Fidelity Multimedia Portfolio (c)	300,696	25,249,437
Fidelity Nasdaq Composite Index Fund (c)	10,691	704,871
Fidelity Natural Gas Portfolio (c)	63,871	1,951,271
Fidelity OTC Portfolio (c)	293,592	24,429,821
Fidelity Pharmaceuticals Portfolio (c)	1,496,249	35,356,362
Fidelity Real Estate Investment Portfolio (c)	658,885	25,413,206
Fidelity Retailing Portfolio (c)	261,637	24,756,063
Fidelity Series Commodity Strategy Fund (a)(c)	1,089	6,972
Fidelity Small Cap Growth Fund (c)	5,423	112,851
Fidelity Small Cap Stock Fund (c)	518,528	9,940,178
Fidelity Small Cap Value Fund (c)	11,019	213,211

	Shares	Value
Fidelity Software and Computer Services Portfolio (c)	139,650	$ 15,885,174
Fidelity Stock Selector Large Cap Value Fund (c)	4,015,401	69,345,972
Fidelity Technology Portfolio (c)	1,329,752	160,647,384
Fidelity Telecommunications Portfolio (c)	32,517	2,034,255
Fidelity Transportation Portfolio (c)	103,827	8,616,579
Fidelity Utilities Portfolio (c)	198,138	13,287,124
Fidelity Value Discovery Fund (c)	1,427,771	35,323,045
Spartan 500 Index Fund Investor Class (c)	3,046	222,802
TOTAL DOMESTIC EQUITY FUNDS		2,129,087,589
International Equity Funds - 20.6%
Fidelity China Region Fund (c)	408,015	14,859,911
Fidelity Diversified International Fund (c)	11,298,870	423,029,701
Fidelity Emerging Asia Fund (c)	1,609,036	55,930,079
Fidelity Emerging Markets Fund (c)	2,024,083	49,650,756
Fidelity Europe Fund (c)	2,812,677	107,528,641
Fidelity International Capital Appreciation Fund (c)	412,465	7,086,145
Fidelity International Discovery Fund (c)	2,621,414	107,949,826
Fidelity International Growth Fund (c)	167,827	1,943,438
Fidelity International Real Estate Fund (c)	15,369	162,602
Fidelity International Small Cap Fund (c)	518,302	12,470,338
Fidelity International Small Cap Opportunities Fund (c)	1,774,717	27,188,667
Fidelity International Value Fund (c)	1,098,786	9,405,606
Fidelity Japan Fund (c)	3,779,731	46,074,924
Fidelity Japan Smaller Companies Fund (c)	2,124,149	29,908,012
Fidelity Nordic Fund (a)(c)	371,784	16,648,502
Fidelity Overseas Fund (c)	3,455,693	146,314,050
Fidelity Pacific Basin Fund (c)	451,758	12,978,997
Spartan International Index Fund Investor Class (c)	3,179,240	125,707,166
TOTAL INTERNATIONAL EQUITY FUNDS		1,194,837,361
TOTAL EQUITY FUNDS (Cost $2,978,301,650)		3,323,924,950
Fixed-Income Funds - 34.5%

Fidelity Floating Rate High Income Fund (c)	3,442,443	33,322,849
Fidelity Focused High Income Fund (c)	56,877	487,437
Fidelity High Income Fund (c)	579,180	5,131,532
Fidelity New Markets Income Fund (c)	1,371,631	20,876,228
Fidelity Real Estate Income Fund (c)	1,396,371	16,058,267
Fixed-Income Funds - continued
	Shares	Value
Spartan Long-Term Treasury Bond Index Fund Investor Class (c)	8,567,113	$ 106,831,898
Spartan U.S. Bond Index Fund Investor Class (c)	156,947,896	1,815,887,152
TOTAL FIXED-INCOME FUNDS (Cost $2,005,374,717)		1,998,595,363
Money Market Funds - 8.1%

Fidelity Institutional Prime Money Market Portfolio Class I 0.07% (b)(c)	459,990,390	459,990,390
Fidelity Select Money Market Portfolio 0.01% (b)(c)	10,217,195	10,217,195
TOTAL MONEY MARKET FUNDS (Cost $470,207,585)		470,207,585
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,453,883,952)		5,792,727,898
NET OTHER ASSETS (LIABILITIES) - 0.0%		(977,866)
NET ASSETS - 100%		$ 5,791,750,032
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$ 14,033,803	$ 67,783	$ 3,800,000	$ 6,384	$ 9,359,848
Fidelity Automotive Portfolio	13,663,848	654,093	1,493,463	17,845	12,919,765
Fidelity Banking Portfolio	58,443,279	15,723,028	1,093,178	94,009	74,933,735
Fidelity Biotechnology Portfolio	82,496	-	99,515	-	-
Fidelity Blue Chip Growth Fund	78,911,099	13,921,338	17,046,589	-	79,433,483
Fidelity Blue Chip Value Fund	14,525,539	5,383,356	-	-	20,089,548
Fidelity Brokerage and Investment Management Portfolio	64,640,744	559,564	1,400,000	78,715	64,127,081
Fidelity Canada Fund	159,869	-	154,550	-	-
Fidelity Chemicals Portfolio	46,192,682	5,050,196	7,500,000	100,688	43,188,019
Fidelity China Region Fund	1,563,244	11,396,459	-	-	14,859,911
Fidelity Communications Equipment Portfolio	12,253,053	41,980	1,200,000	3,816	10,614,738
Fidelity Computers Portfolio	89,364,757	5,187,576	17,447,962	86,908	71,974,611
Fidelity Construction and Housing Portfolio	30,118,536	6,312,795	-	14,180	37,022,153
Fidelity Consumer Discretionary Portfolio	147,770,012	14,658,292	-	134,796	167,497,577
Fidelity Consumer Finance Portfolio	6,618,628	263,420	1,850,000	1,691	4,944,114
Fidelity Consumer Staples Portfolio	170,760,736	12,152,986	39,463,385	323,041	138,482,060
Fidelity Defense and Aerospace Portfolio	-	13,922,774	-	14,523	12,952,258
Fidelity Diversified International Fund	243,174,845	162,052,135	10,630,215	-	423,029,701
Fidelity Dividend Growth Fund	173,358	-	-	-	175,432
Fidelity Electronics Portfolio	43,560,401	9,700,114	-	29,218	50,985,911
Fidelity Emerging Asia Fund	34,128,365	20,311,931	-	-	55,930,079
Fidelity Emerging Markets Fund	49,977,814	-	787,169	-	49,650,756
Fidelity Energy Portfolio	56,470,073	24,204,428	330,918	29,003	77,970,946
Fidelity Energy Service Portfolio	25,298,308	16,400,823	1,225,881	-	39,101,223
Fidelity Equity Dividend Income Fund	14,973	47	15,245	-	-
Fidelity Europe Fund	86,588,307	13,829,454	-	-	107,528,641
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Financial Services Portfolio	$ 164,157,468	$ 10,381,972	$ 2,884,482	$ -	$ 172,613,583
Fidelity Floating Rate High Income Fund	32,985,781	620,229	483,451	620,229	33,322,849
Fidelity Focused High Income Fund	475,761	10,699	-	10,699	487,437
Fidelity Global Commodity Stock Fund	58,425	-	-	-	56,971
Fidelity Gold Portfolio	96,620	-	-	-	94,857
Fidelity Growth & Income Portfolio	410,936	-	420,594	-	-
Fidelity Growth Company Fund	191,703	304	-	-	203,629
Fidelity Health Care Portfolio	212,656,686	17,811,927	23,315,166	-	226,958,661
Fidelity High Income Fund	5,018,573	137,298	-	137,298	5,131,532
Fidelity Industrial Equipment Portfolio	20,318,885	871,384	419,705	36,836	20,249,312
Fidelity Industrials Portfolio	86,134,465	14,893,637	-	69,171	99,758,524
Fidelity Institutional Prime Money Market Portfolio Class I	283,685,008	212,464,426	36,159,044	81,258	459,990,390
Fidelity Insurance Portfolio	34,576,188	1,205,853	-	55,842	35,952,618
Fidelity International Capital Appreciation Fund	24,188,068	-	18,542,051	-	7,086,145
Fidelity International Discovery Fund	121,990,274	2,006,860	26,856,044	-	107,949,826
Fidelity International Growth Fund	5,310,374	-	3,800,000	-	1,943,438
Fidelity International Real Estate Fund	155,686	-	-	-	162,602
Fidelity International Small Cap Fund	-	12,554,783	-	-	12,470,338
Fidelity International Small Cap Opportunities Fund	19,885,917	10,104,783	4,627,276	-	27,188,667
Fidelity International Value Fund	9,647,238	-	850,000	-	9,405,606
Fidelity IT Services Portfolio	329,674	17,203,441	-	-	18,009,341
Fidelity Japan Fund	1,995,876	44,415,760	-	-	46,074,924
Fidelity Japan Smaller Companies Fund	11,620,635	16,414,350	-	-	29,908,012
Fidelity Large Cap Stock Fund	74,766,544	12,094,118	32,352,299	182,306	54,292,610
Fidelity Latin America Fund	16,892	-	16,523	-	-
Fidelity Leisure Portfolio	2,691,760	49,705	-	3,553	2,892,876
Fidelity Leveraged Company Stock Fund	35,357	-	36,839	-	-
Fidelity Low-Priced Stock Fund	56,651	-	58,240	-	-
Fidelity Magellan Fund	12,823	424	-	25	13,335
Fidelity Medical Delivery Portfolio	13,871,130	4,805,356	-	-	20,846,946
Fidelity Medical Equipment and Systems Portfolio	7,281,737	6,764,904	-	-	13,763,349
Fidelity Mega Cap Stock Fund	69,191,067	-	21,300,000	-	48,871,287
Fidelity Mid Cap Value Fund	38,929,241	18,147,509	12,800,000	7,044	45,240,610
Fidelity Multimedia Portfolio	28,241,741	468,463	4,431,345	5,341	25,249,437
Fidelity Nasdaq Composite Index Fund	666,382	-	-	-	704,871
Fidelity Natural Gas Portfolio	7,534,067	4,207	5,124,225	4,207	1,951,271
Fidelity New Markets Income Fund	30,832,217	752,141	10,607,820	754,156	20,876,228
Fidelity Nordic Fund	15,834,294	-	-	-	16,648,502
Fidelity OTC Portfolio	30,615,644	1,981,651	9,558,823	-	24,429,821
Fidelity Overseas Fund	55,283,244	82,777,772	-	-	146,314,050
Fidelity Pacific Basin Fund	9,473,038	2,600,000	-	-	12,978,997
Fidelity Pharmaceuticals Portfolio	35,366,779	1,405,268	5,000,000	50,291	35,356,362
Fidelity Real Estate Income Fund	16,098,595	196,070	-	196,070	16,058,267
Fidelity Real Estate Investment Portfolio	23,039,479	16,949,406	11,544,176	100,658	25,413,206
Fidelity Retailing Portfolio	18,653,269	5,097,404	-	25,975	24,756,063
Fidelity Select Money Market Portfolio	10,216,688	507	-	507	10,217,195
Fidelity Series Commodity Strategy Fund	7,114	-	-	-	6,972
Fidelity Small Cap Discovery Fund	1,045,800	-	1,061,440	-	-
Fidelity Small Cap Growth Fund	99,836	-	-	-	112,851
Fidelity Small Cap Stock Fund	198,606	10,047,352	-	17,225	9,940,178
Fidelity Small Cap Value Fund	208,583	-	-	-	213,211
Fidelity Software and Computer Services Portfolio	39,346,810	476,537	23,000,000	-	15,885,174
Fidelity Stock Selector Large Cap Value Fund	76,688,321	7,182,730	15,081,416	12,700	69,345,972
Fidelity Technology Portfolio	150,983,688	14,634,192	12,500,000	-	160,647,384
Fidelity Telecom and Utilities Fund	245,314	-	242,671	-	-
Fidelity Telecommunications Portfolio	6,830,467	2,049,478	7,048,970	-	2,034,255
Fidelity Transportation Portfolio	26,227,422	163,030	14,876,338	21,121	8,616,579
Fidelity Utilities Portfolio	30,036,219	1,796,372	16,118,480	64,192	13,287,124
Fidelity Value Discovery Fund	37,825,016	4,317,362	7,000,000	-	35,323,045
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Spartan 500 Index Fund Investor Class	$ 220,166	$ 1,768	$ -	$ 946	$ 222,802
Spartan International Index Fund Investor Class	118,139,257	187,233	-	-	125,707,166
Spartan Long-Term Treasury Bond Index Fund Investor Class	35,124,499	83,082,494	240,832	1,250,778	106,831,898
Spartan U.S. Bond Index Fund Investor Class	1,839,149,413	91,380,504	88,409,582	21,234,252	1,815,887,152
Total	$ 5,175,464,180	$ 1,082,306,235	$ 522,305,902	$ 25,877,497	$ 5,792,727,898
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 50% Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $5,453,883,952) - See accompanying schedule		$ 5,792,727,898
Cash		2
Receivable for investments sold		7,940,047
Receivable for fund shares sold		8,704,144
Total assets		5,809,372,091

Liabilities
Payable for investments purchased	$ 16,631,158
Payable for fund shares redeemed	13,026
Accrued management fee	966,433
Distribution and service plan fees payable	11,442
Total liabilities		17,622,059

Net Assets		$ 5,791,750,032
Net Assets consist of:
Paid in capital		$ 5,391,265,279
Undistributed net investment income		19,926,441
Accumulated undistributed net realized gain (loss) on investments		41,714,366
Net unrealized appreciation (depreciation) on investments		338,843,946
Net Assets		$ 5,791,750,032

Statement of Assets and Liabilities - continued

June 30, 2015 (Unaudited)

Service Class:
Net Asset Value, offering price and redemption price per share ($71,602 ÷ 5,832 shares)	$ 12.28

Service Class 2:
Net Asset Value, offering price and redemption price per share ($90,242,626 ÷ 7,377,940 shares)	$ 12.23

Investor Class:
Net Asset Value, offering price and redemption price per share ($5,701,435,804 ÷ 464,456,387 shares)	$ 12.28

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 25,877,497

Expenses
Management fee	$ 6,900,190
Distribution and service plan fees	112,657
Independent trustees' compensation	10,636
Total expenses before reductions	7,023,483
Expense reductions	(1,428,326)	5,595,157
Net investment income (loss)		20,282,340
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	9,415,591
Capital gain distributions from underlying funds	34,393,872
Total net realized gain (loss)		43,809,463
Change in net unrealized appreciation (depreciation) on underlying funds		47,847,785
Net gain (loss)		91,657,248
Net increase (decrease) in net assets resulting from operations		$ 111,939,588

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,282,340	$ 58,874,202
Net realized gain (loss)	43,809,463	197,626,716
Change in net unrealized appreciation (depreciation)	47,847,785	(43,354,982)
Net increase (decrease) in net assets resulting from operations	111,939,588	213,145,936
Distributions to shareholders from net investment income	(847,742)	(58,382,359)
Distributions to shareholders from net realized gain	(160,647,182)	(39,928,984)
Total distributions	(161,494,924)	(98,311,343)
Share transactions - net increase (decrease)	666,706,549	1,651,229,085
Total increase (decrease) in net assets	617,151,213	1,766,063,678

Net Assets
Beginning of period	5,174,598,819	3,408,535,141
End of period (including undistributed net investment income of $19,926,441 and undistributed net investment income of $491,843, respectively)	$ 5,791,750,032	$ 5,174,598,819

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.39	$ 12.01	$ 10.62	$ 9.78	$ 10.02	$ 9.11
Income from Investment Operations
Net investment income (loss) E	.05	.17	.15	.18	.19	.17
Net realized and unrealized gain (loss)	.22	.45	1.42	.82	(.23)	.91
Total from investment operations	.27	.62	1.57	1.00	(.04)	1.08
Distributions from net investment income	- H	(.14)	(.12)	(.13)	(.18)	(.16)
Distributions from net realized gain	(.38)	(.10)	(.07)	(.03)	(.02)	(.02)
Total distributions	(.38)	(.24)	(.18) J	(.16)	(.20)	(.17) I
Net asset value, end of period	$ 12.28	$ 12.39	$ 12.01	$ 10.62	$ 9.78	$ 10.02
Total ReturnB, C, D	2.20%	5.18%	14.79%	10.24%	(.42)%	11.89%
Ratios to Average Net Assets F, G
Expenses before reductions	.35%A	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.74% A	1.38%	1.33%	1.77%	1.84%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 72	$ 73	$ 80	$ 72	$ 59	$ 62
Portfolio turnover rate F	19% A	25%	15%	15%	14%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.17 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.018 per share.

J Total distributions of $.18 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.065 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.35	$ 11.98	$ 10.59	$ 9.75	$ 10.01	$ 9.10
Income from Investment Operations
Net investment income (loss) E	.04	.15	.13	.17	.17	.15
Net realized and unrealized gain (loss)	.22	.44	1.42	.82	(.24)	.92
Total from investment operations	.26	.59	1.55	.99	(.07)	1.07
Distributions from net investment income	- H	(.12)	(.10)	(.12)	(.17)	(.14)
Distributions from net realized gain	(.38)	(.10)	(.07)	(.03)	(.02)	(.02)
Total distributions	(.38)	(.22)	(.16) I	(.15)	(.19)	(.16)
Net asset value, end of period	$ 12.23	$ 12.35	$ 11.98	$ 10.59	$ 9.75	$ 10.01
Total ReturnB, C, D	2.12%	4.95%	14.66%	10.12%	(.68)%	11.75%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%A	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.59% A	1.23%	1.18%	1.62%	1.69%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 90,243	$ 88,771	$ 89,164	$ 81,647	$ 17,800	$ 1,030
Portfolio turnover rate F	19% A	25%	15%	15%	14%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.16 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.065 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.38	$ 12.01	$ 10.61	$ 9.78	$ 10.02	$ 9.11
Income from Investment Operations
Net investment income (loss) E	.05	.17	.15	.18	.19	.17
Net realized and unrealized gain (loss)	.23	.44	1.43	.81	(.23)	.91
Total from investment operations	.28	.61	1.58	.99	(.04)	1.08
Distributions from net investment income	- H	(.14)	(.12)	(.13)	(.18)	(.16)
Distributions from net realized gain	(.38)	(.10)	(.07)	(.03)	(.02)	(.02)
Total distributions	(.38)	(.24)	(.18) J	(.16)	(.20)	(.17) I
Net asset value, end of period	$ 12.28	$ 12.38	$ 12.01	$ 10.61	$ 9.78	$ 10.02
Total ReturnB, C, D	2.28%	5.10%	14.90%	10.13%	(.42)%	11.89%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.74% A	1.38%	1.33%	1.77%	1.84%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,701,436	$ 5,085,755	$ 3,319,291	$ 1,347,437	$ 747,577	$ 671,632
Portfolio turnover rate F	19% A	25%	15%	15%	14%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.17 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.018 per share.

J Total distributions of $.18 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.065 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 60% Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Air Transportation Portfolio	0.2	0.3
Fidelity Automotive Portfolio	0.2	0.2
Fidelity Banking Portfolio	2.3	2.3
Fidelity Blue Chip Growth Fund	0.5	0.7
Fidelity Blue Chip Value Fund	0.2	0.1
Fidelity Brokerage and Investment Management Portfolio	0.7	0.8
Fidelity Chemicals Portfolio	1.1	1.2
Fidelity Communications Equipment Portfolio	0.2	0.3
Fidelity Computers Portfolio	1.3	2.2
Fidelity Construction and Housing Portfolio	0.9	0.8
Fidelity Consumer Discretionary Portfolio	4.0	3.7
Fidelity Consumer Finance Portfolio	0.1	0.2
Fidelity Consumer Staples Portfolio	3.2	4.2
Fidelity Contrafund	0.0*	0.0*
Fidelity Defense and Aerospace Portfolio	0.2	0.0
Fidelity Dividend Growth Fund	0.0*	0.0*
Fidelity Electronics Portfolio	1.2	1.2
Fidelity Energy Portfolio	1.8	1.5
Fidelity Energy Service Portfolio	0.7	0.7
Fidelity Financial Services Portfolio	4.3	4.4
Fidelity Global Commodity Stock Fund	0.0*	0.0*
Fidelity Gold Portfolio	0.0*	0.0*
Fidelity Health Care Portfolio	5.2	5.4
Fidelity Industrial Equipment Portfolio	0.5	0.6
Fidelity Industrials Portfolio	2.3	2.2
Fidelity Insurance Portfolio	0.9	1.0
Fidelity IT Services Portfolio	0.5	0.0*
Fidelity Large Cap Stock Fund	0.8	1.0
Fidelity Leisure Portfolio	0.2	0.2
Fidelity Magellan Fund	0.0*	0.0*
Fidelity Medical Delivery Portfolio	0.1	0.1
Fidelity Medical Equipment and Systems Portfolio	0.3	0.2
Fidelity Mega Cap Stock Fund	0.3	0.3
Fidelity Mid Cap Value Fund	0.1	0.2
Fidelity Multimedia Portfolio	0.4	0.6
Fidelity Natural Gas Portfolio	0.1	0.2

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity OTC Portfolio	0.4	0.4
Fidelity Pharmaceuticals Portfolio	1.1	1.2
Fidelity Real Estate Investment Portfolio	0.4	0.4
Fidelity Retailing Portfolio	0.7	0.6
Fidelity Series Commodity Strategy Fund	0.0*	0.0*
Fidelity Small Cap Growth Fund	0.0*	0.0*
Fidelity Small Cap Stock Fund	0.2	0.0
Fidelity Small Cap Value Fund	0.0*	0.0*
Fidelity Software and Computer Services Portfolio	0.3	0.8
Fidelity Stock Selector All Cap Fund	0.0*	0.0*
Fidelity Stock Selector Large Cap Value Fund	0.6	0.6
Fidelity Technology Portfolio	4.4	4.4
Fidelity Telecommunications Portfolio	0.0*	0.3
Fidelity Transportation Portfolio	0.2	0.6
Fidelity Utilities Portfolio	0.4	0.9
Fidelity Value Discovery Fund	0.2	0.1
Spartan 500 Index Fund Investor Class	0.0*	0.0*
Fidelity Biotechnology Portfolio	0.0	0.0*
Fidelity Equity Dividend Income Fund	0.0	0.0*
Fidelity Fund	0.0	0.0*
Fidelity Growth & Income Portfolio	0.0	0.0*
Fidelity Growth Company Fund	0.0	0.1
Fidelity Growth Discovery Fund	0.0	0.2
Fidelity Small Cap Discovery Fund	0.0	0.0*
Fidelity Telecom and Utilities Fund	0.0	0.0*
	43.7	47.4
International Equity Funds
Fidelity China Region Fund	0.3	0.2
Fidelity Diversified International Fund	9.7	5.6
Fidelity Emerging Asia Fund	1.0	0.8
Fidelity Emerging Markets Fund	0.4	0.6
Fidelity Europe Fund	1.0	0.6
Fidelity International Capital Appreciation Fund	0.5	1.2
Fidelity International Discovery Fund	1.8	2.0
Fidelity International Growth Fund	0.2	0.3
Fidelity International Real Estate Fund	0.0*	0.0*
Fund Holdings as of June 30, 2015 - continued
	% of fund's net assets	% of fund's net assets 6 months ago
International Equity Funds - continued
Fidelity International Small Cap Fund	0.2	0.0
Fidelity International Small Cap Opportunities Fund	0.6	0.4
Fidelity International Value Fund	0.2	0.3
Fidelity Japan Fund	0.6	0.0*
Fidelity Japan Smaller Companies Fund	0.5	0.3
Fidelity Latin America Fund	0.0	0.0*
Fidelity Nordic Fund	0.4	0.5
Fidelity Overseas Fund	3.4	2.8
Fidelity Pacific Basin Fund	0.7	0.7
Spartan International Index Fund Investor Class	2.3	2.7
Fidelity Canada Fund	0.0	0.0*
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund	0.0	0.0*
Fidelity Emerging Markets Discovery Fund	0.0	0.0*
	23.8	19.0
Fixed-Income Funds
Fidelity Floating Rate High Income Fund	0.6	0.7
Fidelity Focused High Income Fund	0.0*	0.0*
Fidelity High Income Fund	0.1	0.1
Fidelity New Markets Income Fund	0.4	0.5
Fidelity Real Estate Income Fund	0.3	0.3
Spartan Long-Term Treasury Bond Index Fund Investor Class	1.8	0.5
Spartan U.S. Bond Index Fund Investor Class	27.1	31.0
	30.3	33.1
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class I	2.2	0.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
As of June 30, 2015
Domestic Equity Funds	43.7%
International Equity Funds	23.8%
Fixed-Income Funds	30.3%
Money Market Funds	2.2%

As of December 31, 2014
Domestic Equity Funds	47.4%
International Equity Funds	19.0%
Fixed-Income Funds	33.1%
Money Market Funds	0.5%

Semiannual Report

VIP FundsManager 60% Portfolio

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 67.5%
	Shares	Value
Domestic Equity Funds - 43.7%
Fidelity Air Transportation Portfolio (c)	202,683	$ 13,869,570
Fidelity Automotive Portfolio (c)	250,488	11,590,073
Fidelity Banking Portfolio (c)	5,734,081	158,662,032
Fidelity Blue Chip Growth Fund (c)	522,787	37,870,721
Fidelity Blue Chip Value Fund (c)	704,545	11,688,396
Fidelity Brokerage and Investment Management Portfolio (c)	688,253	52,252,174
Fidelity Chemicals Portfolio (c)	522,388	75,573,846
Fidelity Communications Equipment Portfolio (c)	526,874	16,059,122
Fidelity Computers Portfolio (c)	1,196,476	92,810,642
Fidelity Construction and Housing Portfolio (c)	1,105,352	63,458,269
Fidelity Consumer Discretionary Portfolio (c)	8,064,586	280,163,718
Fidelity Consumer Finance Portfolio (c)	519,089	7,179,002
Fidelity Consumer Staples Portfolio (c)	2,418,575	226,910,698
Fidelity Contrafund (c)	1,744	177,879
Fidelity Defense and Aerospace Portfolio (c)	105,254	12,378,955
Fidelity Dividend Growth Fund (c)	2,435	82,366
Fidelity Electronics Portfolio (c)	1,001,885	81,383,086
Fidelity Energy Portfolio (c)	2,839,266	125,552,360
Fidelity Energy Service Portfolio (c)	896,965	48,884,609
Fidelity Financial Services Portfolio (c)	3,358,161	300,253,169
Fidelity Global Commodity Stock Fund (c)	13,998	169,930
Fidelity Gold Portfolio (a)(c)	28,629	462,072
Fidelity Health Care Portfolio (c)	1,538,356	364,467,297
Fidelity Industrial Equipment Portfolio (c)	1,000,824	36,690,190
Fidelity Industrials Portfolio (c)	5,178,606	162,867,149
Fidelity Insurance Portfolio (c)	951,687	64,562,456
Fidelity IT Services Portfolio (c)	867,454	34,177,671
Fidelity Large Cap Stock Fund (c)	2,101,620	59,812,106
Fidelity Leisure Portfolio (c)	103,536	14,498,164
Fidelity Magellan Fund (c)	715	66,627
Fidelity Medical Delivery Portfolio (c)	109,690	10,270,258
Fidelity Medical Equipment and Systems Portfolio (c)	526,862	20,115,575
Fidelity Mega Cap Stock Fund (c)	1,246,495	20,841,403
Fidelity Mid Cap Value Fund (c)	252,003	6,317,718
Fidelity Multimedia Portfolio (c)	320,133	26,881,591
Fidelity Natural Gas Portfolio (c)	359,506	10,982,895
Fidelity OTC Portfolio (c)	317,592	26,426,871
Fidelity Pharmaceuticals Portfolio (c)	3,435,401	81,178,532
Fidelity Real Estate Investment Portfolio (c)	747,885	28,845,922
Fidelity Retailing Portfolio (c)	494,491	46,788,730
Fidelity Series Commodity Strategy Fund (a)(c)	1,149	7,356
Fidelity Small Cap Growth Fund (c)	12,688	264,040
Fidelity Small Cap Stock Fund (c)	735,559	14,100,659
Fidelity Small Cap Value Fund (c)	15,578	301,425
Fidelity Software and Computer Services Portfolio (c)	164,406	18,701,221

	Shares	Value
Fidelity Stock Selector All Cap Fund (c)	5,332	$ 195,158
Fidelity Stock Selector Large Cap Value Fund (c)	2,268,320	39,173,880
Fidelity Technology Portfolio (c)	2,553,117	308,442,109
Fidelity Telecommunications Portfolio (c)	27,290	1,707,274
Fidelity Transportation Portfolio (c)	145,029	12,035,919
Fidelity Utilities Portfolio (c)	469,088	31,457,028
Fidelity Value Discovery Fund (c)	510,769	12,636,424
Spartan 500 Index Fund Investor Class (c)	2,405	175,898
TOTAL DOMESTIC EQUITY FUNDS		3,072,422,235
International Equity Funds - 23.8%
Fidelity China Region Fund (c)	571,867	20,827,379
Fidelity Diversified International Fund (c)	18,275,400	684,230,971
Fidelity Emerging Asia Fund (c)	1,995,191	69,352,824
Fidelity Emerging Markets Fund (c)	1,171,712	28,742,095
Fidelity Europe Fund (c)	1,853,436	70,856,858
Fidelity International Capital Appreciation Fund (c)	1,805,510	31,018,663
Fidelity International Discovery Fund (c)	3,133,936	129,055,498
Fidelity International Growth Fund (c)	1,405,719	16,278,223
Fidelity International Real Estate Fund (c)	19,648	207,877
Fidelity International Small Cap Fund (c)	656,299	15,790,547
Fidelity International Small Cap Opportunities Fund (c)	2,669,508	40,896,856
Fidelity International Value Fund (c)	1,342,972	11,495,837
Fidelity Japan Fund (c)	3,380,767	41,211,549
Fidelity Japan Smaller Companies Fund (c)	2,482,976	34,960,304
Fidelity Nordic Fund (a)(c)	580,617	26,000,009
Fidelity Overseas Fund (c)	5,611,632	237,596,500
Fidelity Pacific Basin Fund (c)	1,619,139	46,517,875
Spartan International Index Fund Investor Class (c)	4,107,770	162,421,225
TOTAL INTERNATIONAL EQUITY FUNDS		1,667,461,090
TOTAL EQUITY FUNDS (Cost $3,759,318,918)		4,739,883,325
Fixed-Income Funds - 30.3%

Fidelity Floating Rate High Income Fund (c)	4,389,822	42,493,478
Fidelity Focused High Income Fund (c)	90,897	778,990
Fidelity High Income Fund (c)	879,443	7,791,861
Fidelity New Markets Income Fund (c)	1,681,740	25,596,078
Fidelity Real Estate Income Fund (c)	1,902,391	21,877,491
Fixed-Income Funds - continued
	Shares	Value
Spartan Long-Term Treasury Bond Index Fund Investor Class (c)	10,129,457	$ 126,314,324
Spartan U.S. Bond Index Fund Investor Class (c)	164,729,773	1,905,923,472
TOTAL FIXED-INCOME FUNDS (Cost $2,115,905,244)		2,130,775,694
Money Market Funds - 2.2%

Fidelity Institutional Prime Money Market Portfolio Class I 0.07% (b)(c) (Cost $157,201,764)	157,201,764	157,201,764
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,032,425,926)		7,027,860,783
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,242,175)
NET ASSETS - 100%		$ 7,026,618,608
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$ 19,342,093	$ 112,427	$ 4,200,000	$ 10,589	$ 13,869,570
Fidelity Automotive Portfolio	15,571,453	625,081	4,783,717	17,132	11,590,073
Fidelity Banking Portfolio	151,614,028	5,660,358	3,129,010	245,238	158,662,032
Fidelity Biotechnology Portfolio	489,424	-	590,396	-	-
Fidelity Blue Chip Growth Fund	46,320,409	6,399,611	16,927,522	-	37,870,721
Fidelity Blue Chip Value Fund	7,283,246	4,336,727	-	-	11,688,396
Fidelity Brokerage and Investment Management Portfolio	52,970,970	447,099	1,385,038	62,892	52,252,174
Fidelity Canada Fund	141,644	-	136,932	-	-
Fidelity Chemicals Portfolio	81,563,050	8,548,199	13,463,050	181,357	75,573,846
Fidelity China Region Fund	13,952,676	3,882,640	-	-	20,827,379
Fidelity Communications Equipment Portfolio	17,337,152	65,886	600,000	5,990	16,059,122
Fidelity Computers Portfolio	143,066,671	3,967,543	47,320,123	148,357	92,810,642
Fidelity Construction and Housing Portfolio	55,017,119	7,291,281	-	25,127	63,458,269
Fidelity Consumer Discretionary Portfolio	243,937,218	27,526,284	-	225,792	280,163,718
Fidelity Consumer Finance Portfolio	10,722,560	382,494	3,850,000	2,455	7,179,002
Fidelity Consumer Staples Portfolio	278,534,436	15,323,476	58,715,361	526,508	226,910,698
Fidelity Contrafund	169,259	1,641	-	-	177,879
Fidelity Defense and Aerospace Portfolio	-	13,443,222	-	14,094	12,378,955
Fidelity Diversified International Fund	365,344,082	310,672,234	35,172,224	-	684,230,971
Fidelity Dividend Growth Fund	81,392	-	-	-	82,366
Fidelity Electronics Portfolio	77,196,627	7,760,582	-	47,174	81,383,086
Fidelity Emerging Asia Fund	54,499,269	11,589,149	-	-	69,352,824
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund	601,148	-	636,510	-	-
Fidelity Emerging Markets Discovery Fund	85,477	-	86,505	-	-
Fidelity Emerging Markets Fund	37,428,113	-	9,214,701	-	28,742,095
Fidelity Energy Portfolio	98,588,012	32,075,692	1,860,785	49,084	125,552,360
Fidelity Energy Service Portfolio	44,946,363	11,313,742	5,520,543	-	48,884,609
Fidelity Equity Dividend Income Fund	142,536	447	145,128	-	-
Fidelity Europe Fund	37,608,202	30,515,721	-	-	70,856,858
Fidelity Financial Services Portfolio	291,238,067	8,936,489	1,707,961	-	300,253,169
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Floating Rate High Income Fund	$ 42,923,786	$ 792,306	$ 1,477,833	792,306	$ 42,493,478
Fidelity Focused High Income Fund	760,330	17,098	-	17,098	778,990
Fidelity Fund	97,564	-	102,049	-	-
Fidelity Global Commodity Stock Fund	174,270	-	-	-	169,930
Fidelity Gold Portfolio	470,661	-	-	-	462,072
Fidelity Growth & Income Portfolio	1,038,933	-	1,063,350	-	-
Fidelity Growth Company Fund	4,329,177	6,860	4,532,742	-	-
Fidelity Growth Discovery Fund	11,404,528	-	11,379,544	-	-
Fidelity Health Care Portfolio	356,158,155	21,085,857	45,240,459	-	364,467,297
Fidelity High Income Fund	7,620,339	208,478	-	208,478	7,791,861
Fidelity Industrial Equipment Portfolio	39,988,029	1,608,160	3,915,058	68,069	36,690,190
Fidelity Industrials Portfolio	147,959,049	16,969,458	-	117,875	162,867,149
Fidelity Institutional Prime Money Market Portfolio Class I	30,780,345	154,790,545	28,369,126	23,805	157,201,764
Fidelity Insurance Portfolio	64,564,278	571,120	900,000	104,275	64,562,456
Fidelity International Capital Appreciation Fund	80,905,801	-	54,576,033	-	31,018,663
Fidelity International Discovery Fund	132,436,203	1,756,229	16,652,071	-	129,055,498
Fidelity International Growth Fund	19,401,332	-	4,600,000	-	16,278,223
Fidelity International Real Estate Fund	199,036	-	-	-	207,877
Fidelity International Small Cap Fund	-	15,909,023	-	-	15,790,547
Fidelity International Small Cap Opportunities Fund	28,373,457	15,659,023	5,832,336	-	40,896,856
Fidelity International Value Fund	21,779,575	-	11,840,000	-	11,495,837
Fidelity IT Services Portfolio	192,761	34,347,333	-	-	34,177,671
Fidelity Japan Fund	354,586	41,487,439	-	-	41,211,549
Fidelity Japan Smaller Companies Fund	20,085,340	11,858,046	-	-	34,960,304
Fidelity Large Cap Stock Fund	68,266,698	14,782,684	23,291,253	203,991	59,812,106
Fidelity Latin America Fund	93,973	-	91,919	-	-
Fidelity Leisure Portfolio	13,490,235	249,107	-	17,808	14,498,164
Fidelity Magellan Fund	64,070	2,118	-	125	66,627
Fidelity Medical Delivery Portfolio	3,796,276	5,697,519	-	-	10,270,258
Fidelity Medical Equipment and Systems Portfolio	11,593,811	8,820,549	-	-	20,115,575
Fidelity Mega Cap Stock Fund	20,567,174	-	-	-	20,841,403
Fidelity Mid Cap Value Fund	10,192,924	6,860,243	11,000,000	248	6,317,718
Fidelity Multimedia Portfolio	39,989,916	504,873	14,298,379	5,762	26,881,591
Fidelity Natural Gas Portfolio	12,002,025	24,471	367,375	24,471	10,982,895
Fidelity New Markets Income Fund	35,437,824	847,439	10,588,045	847,427	25,596,078
Fidelity Nordic Fund	32,523,084	-	8,000,000	-	26,000,009
Fidelity OTC Portfolio	26,269,717	1,395,648	2,430,582	-	26,426,871
Fidelity Overseas Fund	185,415,776	31,672,696	-	-	237,596,500
Fidelity Pacific Basin Fund	42,210,965	-	-	-	46,517,875
Fidelity Pharmaceuticals Portfolio	79,689,802	3,381,518	10,000,000	121,015	81,178,532
Fidelity Real Estate Income Fund	21,932,434	267,123	-	267,123	21,877,491
Fidelity Real Estate Investment Portfolio	29,301,622	15,516,146	12,830,735	112,697	28,845,922
Fidelity Retailing Portfolio	38,923,561	5,820,771	-	48,053	46,788,730
Fidelity Series Commodity Strategy Fund	7,506	-	-	-	7,356
Fidelity Small Cap Discovery Fund	1,202,794	-	1,220,782	-	-
Fidelity Small Cap Growth Fund	233,588	-	-	-	264,040
Fidelity Small Cap Stock Fund	-	14,566,904	-	24,982	14,100,659
Fidelity Small Cap Value Fund	294,883	-	-	-	301,425
Fidelity Software and Computer Services Portfolio	51,782,816	567,682	32,697,144	-	18,701,221
Fidelity Stock Selector All Cap Fund	188,333	-	-	-	195,158
Fidelity Stock Selector Large Cap Value Fund	42,415,433	8,902,527	12,477,682	6,205	39,173,880
Fidelity Technology Portfolio	292,437,067	21,055,203	19,956,498	-	308,442,109
Fidelity Telecom and Utilities Fund	810,232	-	822,991	-	-
Fidelity Telecommunications Portfolio	16,331,387	1,721,356	16,661,754	-	1,707,274
Fidelity Transportation Portfolio	40,097,707	230,525	24,086,033	32,510	12,035,919
Fidelity Utilities Portfolio	56,276,953	2,686,853	22,554,369	147,324	31,457,028
Fidelity Value Discovery Fund	9,177,687	3,491,747	-	-	12,636,424
Spartan 500 Index Fund Investor Class	173,817	1,396	-	747	175,898
Spartan International Index Fund Investor Class	179,433,070	150,594	28,350,000	-	162,421,225
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Spartan Long-Term Treasury Bond Index Fund Investor Class	$ 31,242,641	$ 110,202,010	$ 1,005,832	1,453,668	$ 126,314,324
Spartan U.S. Bond Index Fund Investor Class	2,047,710,379	52,640,064	167,507,959	22,904,567	1,905,923,472
Total	$ 6,599,368,411	$ 1,140,004,766	$ 820,165,439	$ 29,112,418	$ 7,027,860,783
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 60% Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $6,032,425,926) - See accompanying schedule		$ 7,027,860,783
Receivable for investments sold		8,485,689
Receivable for fund shares sold		1,777,695
Total assets		7,038,124,167

Liabilities
Payable for investments purchased	$ 9,375,270
Payable for fund shares redeemed	888,115
Accrued management fee	1,182,867
Distribution and service plan fees payable	59,307
Total liabilities		11,505,559

Net Assets		$ 7,026,618,608
Net Assets consist of:
Paid in capital		$ 5,904,257,467
Undistributed net investment income		21,860,795
Accumulated undistributed net realized gain (loss) on investments		105,065,489
Net unrealized appreciation (depreciation) on investments		995,434,857
Net Assets		$ 7,026,618,608

Statement of Assets and Liabilities - continued

June 30, 2015 (Unaudited)

Service Class:
Net Asset Value, offering price and redemption price per share ($66,807 ÷ 5,809 shares)	$ 11.50

Service Class 2:
Net Asset Value, offering price and redemption price per share ($473,622,742 ÷ 41,285,143 shares)	$ 11.47

Investor Class:
Net Asset Value, offering price and redemption price per share ($6,552,929,059 ÷ 569,807,531 shares)	$ 11.50

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 29,112,418

Expenses
Management fee	$ 8,629,066
Distribution and service plan fees	564,700
Independent trustees' compensation	13,421
Total expenses before reductions	9,207,187
Expense reductions	(1,955,564)	7,251,623
Net investment income (loss)		21,860,795
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	51,543,633
Capital gain distributions from underlying funds	57,059,605
Total net realized gain (loss)		108,603,238
Change in net unrealized appreciation (depreciation) on underlying funds		57,109,415
Net gain (loss)		165,712,653
Net increase (decrease) in net assets resulting from operations		$ 187,573,448

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,860,795	$ 81,340,804
Net realized gain (loss)	108,603,238	500,769,331
Change in net unrealized appreciation (depreciation)	57,109,415	(241,588,513)
Net increase (decrease) in net assets resulting from operations	187,573,448	340,521,622
Distributions to shareholders from net investment income	-	(81,347,441)
Distributions to shareholders from net realized gain	(439,631,789)	(171,896,460)
Total distributions	(439,631,789)	(253,243,901)
Share transactions - net increase (decrease)	680,454,238	101,007,004
Total increase (decrease) in net assets	428,395,897	188,284,725

Net Assets
Beginning of period	6,598,222,711	6,409,937,986
End of period (including undistributed net investment income of $21,860,795 and $0, respectively.)	$ 7,026,618,608	$ 6,598,222,711

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.97	$ 11.81	$ 10.44	$ 9.53	$ 9.88	$ 8.83
Income from Investment Operations
Net investment income (loss) E	.04	.15	.13	.15	.18	.16
Net realized and unrealized gain (loss)	.28	.48	1.80	.94	(.37)	1.03
Total from investment operations	.32	.63	1.93	1.09	(.19)	1.19
Distributions from net investment income	-	(.15)	(.13)	(.15)	(.14)	(.12)
Distributions from net realized gain	(.79)	(.32)	(.43)	(.03)	(.02)	(.02)
Total distributions	(.79)	(.47)	(.56)	(.18)	(.16)	(.14)
Net asset value, end of period	$ 11.50	$ 11.97	$ 11.81	$ 10.44	$ 9.53	$ 9.88
Total ReturnB, C, D	2.83%	5.40%	18.62%	11.48%	(1.92)%	13.49%
Ratios to Average Net Assets F, G
Expenses before reductions	.35%A	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.64% A	1.26%	1.18%	1.51%	1.77%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 67	$ 69	$ 75	$ 66	$ 58	$ 60
Portfolio turnover rate F	24% A	36%	21%	19%	9%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Service Class 2

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.95	$ 11.79	$ 10.43	$ 9.52	$ 9.88	$ 8.83
Income from Investment Operations
Net investment income (loss) E	.03	.13	.12	.14	.16	.15
Net realized and unrealized gain (loss)	.28	.48	1.78	.94	(.37)	1.03
Total from investment operations	.31	.61	1.90	1.08	(.21)	1.18
Distributions from net investment income	-	(.13)	(.12)	(.14)	(.13)	(.11)
Distributions from net realized gain	(.79)	(.32)	(.43)	(.03)	(.02)	(.02)
Total distributions	(.79)	(.45)	(.54) H	(.17)	(.15)	(.13)
Net asset value, end of period	$ 11.47	$ 11.95	$ 11.79	$ 10.43	$ 9.52	$ 9.88
Total ReturnB, C, D	2.75%	5.26%	18.39%	11.35%	(2.08)%	13.35%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%A	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.49% A	1.11%	1.03%	1.36%	1.62%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 473,623	$ 425,719	$ 372,191	$ 254,505	$ 45,494	$ 125
Portfolio turnover rate F	24% A	36%	21%	19%	9%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.54 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.425 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.97	$ 11.81	$ 10.44	$ 9.52	$ 9.88	$ 8.82
Income from Investment Operations
Net investment income (loss) E	.04	.15	.13	.15	.17	.16
Net realized and unrealized gain (loss)	.28	.48	1.80	.95	(.37)	1.04
Total from investment operations	.32	.63	1.93	1.10	(.20)	1.20
Distributions from net investment income	-	(.15)	(.13)	(.15)	(.14)	(.12)
Distributions from net realized gain	(.79)	(.32)	(.43)	(.03)	(.02)	(.02)
Total distributions	(.79)	(.47)	(.56)	(.18)	(.16)	(.14)
Net asset value, end of period	$ 11.50	$ 11.97	$ 11.81	$ 10.44	$ 9.52	$ 9.88
Total ReturnB, C, D	2.83%	5.40%	18.62%	11.60%	(2.02)%	13.62%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.64% A	1.26%	1.18%	1.51%	1.77%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,552,929	$ 6,172,435	$ 6,037,672	$ 5,275,474	$ 4,094,228	$ 2,584,021
Portfolio turnover rate F	24% A	36%	21%	19%	9%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 70% Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Air Transportation Portfolio	0.2	0.3
Fidelity Banking Portfolio	2.7	2.6
Fidelity Blue Chip Growth Fund	1.6	1.9
Fidelity Blue Chip Value Fund	0.4	0.3
Fidelity Brokerage and Investment Management Portfolio	1.0	1.2
Fidelity Chemicals Portfolio	1.0	1.3
Fidelity Computers Portfolio	1.2	2.0
Fidelity Construction and Housing Portfolio	1.1	1.1
Fidelity Consumer Discretionary Portfolio	4.7	4.4
Fidelity Consumer Staples Portfolio	3.3	4.4
Fidelity Contrafund	0.0*	0.0*
Fidelity Defense and Aerospace Portfolio	0.6	0.0
Fidelity Dividend Growth Fund	0.0*	0.0*
Fidelity Electronics Portfolio	1.6	1.6
Fidelity Energy Portfolio	2.2	1.5
Fidelity Energy Service Portfolio	0.5	0.6
Fidelity Financial Services Portfolio	3.9	3.9
Fidelity Gold Portfolio	0.0*	0.0*
Fidelity Health Care Portfolio	5.5	5.7
Fidelity Industrials Portfolio	2.9	2.6
Fidelity Insurance Portfolio	0.8	0.9
Fidelity IT Services Portfolio	0.5	0.0*
Fidelity Large Cap Stock Fund	1.5	1.6
Fidelity Leisure Portfolio	0.0*	0.0*
Fidelity Magellan Fund	0.0*	0.0*
Fidelity Medical Delivery Portfolio	0.8	0.1
Fidelity Medical Equipment and Systems Portfolio	0.9	0.2
Fidelity Mega Cap Stock Fund	0.3	1.4
Fidelity Mid Cap Value Fund	2.0	1.4
Fidelity Nasdaq Composite Index Fund	0.2	0.2
Fidelity Natural Gas Portfolio	0.1	0.4
Fidelity OTC Portfolio	0.4	0.4
Fidelity Pharmaceuticals Portfolio	0.1	1.2
Fidelity Real Estate Investment Portfolio	0.4	0.5
Fidelity Retailing Portfolio	0.8	0.7

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Commodity Strategy Fund	0.0*	0.0*
Fidelity Small Cap Stock Fund	0.4	0.0*
Fidelity Software and Computer Services Portfolio	0.3	0.7
Fidelity Stock Selector Large Cap Value Fund	1.4	1.5
Fidelity Technology Portfolio	4.7	4.6
Fidelity Telecommunications Portfolio	0.0*	0.3
Fidelity Transportation Portfolio	0.1	1.0
Fidelity Utilities Portfolio	0.2	0.8
Fidelity Value Discovery Fund	0.2	0.3
Spartan 500 Index Fund Investor Class	0.0*	0.0*
Fidelity Automotive Portfolio	0.0	0.3
Fidelity Biotechnology Portfolio	0.0	0.0*
Fidelity Communications Equipment Portfolio	0.0	0.1
Fidelity Consumer Finance Portfolio	0.0	0.1
Fidelity Equity Dividend Income Fund	0.0	0.0*
Fidelity Fund	0.0	0.0*
Fidelity Growth & Income Portfolio	0.0	0.0*
Fidelity Growth Company Fund	0.0	0.1
Fidelity Growth Discovery Fund	0.0	0.1
Fidelity Leveraged Company Stock Fund	0.0	0.0*
Fidelity Small Cap Discovery Fund	0.0	0.0*
Fidelity Small Cap Growth Fund	0.0	0.0*
Fidelity Small Cap Value Fund	0.0	0.0*
Spartan Extended Market Index Fund Investor Class	0.0	0.0*
	50.5	54.3
International Equity Funds
Fidelity China Region Fund	0.2	0.0*
Fidelity Diversified International Fund	10.4	4.7
Fidelity Emerging Asia Fund	0.9	0.6
Fidelity Emerging Markets Fund	0.8	1.1
Fidelity Europe Fund	2.2	1.8
Fidelity International Capital Appreciation Fund	0.2	0.8
Fidelity International Discovery Fund	2.3	4.2
Fidelity International Growth Fund	0.0*	0.0*
Fidelity International Real Estate Fund	0.0*	0.0*
Fund Holdings as of June 30, 2015 - continued
	% of fund's net assets	% of fund's net assets 6 months ago
International Equity Funds - continued
Fidelity International Small Cap Fund	0.5	0.0
Fidelity International Small Cap Opportunities Fund	0.7	0.0
Fidelity Japan Fund	0.9	0.0*
Fidelity Japan Smaller Companies Fund	0.6	0.3
Fidelity Overseas Fund	4.6	2.6
Fidelity Pacific Basin Fund	0.6	0.6
Spartan International Index Fund Investor Class	2.1	5.6
Fidelity Canada Fund	0.0	0.0*
Fidelity International Value Fund	0.0	0.0*
	27.0	22.3
Fixed-Income Funds
Fidelity Floating Rate High Income Fund	0.6	0.6
Fidelity Focused High Income Fund	0.1	0.1
Fidelity High Income Fund	0.0*	0.1
Fidelity New Markets Income Fund	0.4	0.5
Fidelity Real Estate Income Fund	0.3	0.3
Spartan Long-Term Treasury Bond Index Fund Investor Class	1.8	0.5
Spartan U.S. Bond Index Fund Investor Class	17.2	20.8
	20.4	22.9
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class I	2.1	0.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
As of June 30, 2015
Domestic Equity Funds	50.5%
International Equity Funds	27.0%
Fixed-Income Funds	20.4%
Money Market Funds	2.1%

As of December 31, 2014
Domestic Equity Funds	54.3%
International Equity Funds	22.3%
Fixed-Income Funds	22.9%
Money Market Funds	0.5%

Semiannual Report

VIP FundsManager 70% Portfolio

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 77.5%
	Shares	Value
Domestic Equity Funds - 50.5%
Fidelity Air Transportation Portfolio (c)	25,873	$ 1,770,469
Fidelity Banking Portfolio (c)	1,064,036	29,441,876
Fidelity Blue Chip Growth Fund (c)	242,929	17,597,809
Fidelity Blue Chip Value Fund (c)	266,581	4,422,585
Fidelity Brokerage and Investment Management Portfolio (c)	143,363	10,884,082
Fidelity Chemicals Portfolio (c)	76,999	11,139,422
Fidelity Computers Portfolio (c)	164,958	12,795,810
Fidelity Construction and Housing Portfolio (c)	217,818	12,504,928
Fidelity Consumer Discretionary Portfolio (c)	1,513,272	52,571,059
Fidelity Consumer Staples Portfolio (c)	394,900	37,049,488
Fidelity Contrafund (c)	363	36,996
Fidelity Defense and Aerospace Portfolio (c)	53,137	6,249,472
Fidelity Dividend Growth Fund (c)	502	16,988
Fidelity Electronics Portfolio (c)	214,087	17,390,310
Fidelity Energy Portfolio (c)	552,809	24,445,195
Fidelity Energy Service Portfolio (c)	91,725	4,999,020
Fidelity Financial Services Portfolio (c)	488,558	43,681,941
Fidelity Gold Portfolio (a)(c)	4,361	70,394
Fidelity Health Care Portfolio (c)	258,758	61,304,876
Fidelity Industrials Portfolio (c)	1,024,460	32,219,258
Fidelity Insurance Portfolio (c)	135,598	9,198,988
Fidelity IT Services Portfolio (c)	154,396	6,083,188
Fidelity Large Cap Stock Fund (c)	596,803	16,985,005
Fidelity Leisure Portfolio (c)	2,413	337,908
Fidelity Magellan Fund (c)	224	20,898
Fidelity Medical Delivery Portfolio (c)	90,500	8,473,475
Fidelity Medical Equipment and Systems Portfolio (c)	255,428	9,752,224
Fidelity Mega Cap Stock Fund (c)	212,835	3,558,598
Fidelity Mid Cap Value Fund (c)	888,995	22,287,110
Fidelity Nasdaq Composite Index Fund (c)	28,071	1,850,730
Fidelity Natural Gas Portfolio (c)	50,195	1,533,465
Fidelity OTC Portfolio (c)	55,350	4,605,641
Fidelity Pharmaceuticals Portfolio (c)	55,207	1,304,551
Fidelity Real Estate Investment Portfolio (c)	115,689	4,462,124
Fidelity Retailing Portfolio (c)	96,913	9,169,872
Fidelity Series Commodity Strategy Fund (a)(c)	1,089	6,972
Fidelity Small Cap Stock Fund (c)	213,815	4,098,834
Fidelity Software and Computer Services Portfolio (c)	25,030	2,847,212
Fidelity Stock Selector Large Cap Value Fund (c)	877,809	15,159,769
Fidelity Technology Portfolio (c)	430,567	52,016,767
Fidelity Telecommunications Portfolio (c)	2,140	133,909
Fidelity Transportation Portfolio (c)	8,834	733,158
Fidelity Utilities Portfolio (c)	36,152	2,424,356

	Shares	Value
Fidelity Value Discovery Fund (c)	91,534	$ 2,264,561
Spartan 500 Index Fund Investor Class (c)	342	24,987
TOTAL DOMESTIC EQUITY FUNDS		559,926,280
International Equity Funds - 27.0%
Fidelity China Region Fund (c)	73,838	2,689,166
Fidelity Diversified International Fund (c)	3,074,947	115,126,024
Fidelity Emerging Asia Fund (c)	288,666	10,034,016
Fidelity Emerging Markets Fund (c)	377,636	9,263,411
Fidelity Europe Fund (c)	625,538	23,914,337
Fidelity International Capital Appreciation Fund (c)	117,055	2,011,002
Fidelity International Discovery Fund (c)	613,980	25,283,694
Fidelity International Growth Fund (c)	34,515	399,679
Fidelity International Real Estate Fund (c)	1,598	16,902
Fidelity International Small Cap Fund (c)	234,396	5,639,556
Fidelity International Small Cap Opportunities Fund (c)	466,036	7,139,678
Fidelity Japan Fund (c)	772,036	9,411,122
Fidelity Japan Smaller Companies Fund (c)	484,953	6,828,143
Fidelity Overseas Fund (c)	1,194,922	50,592,997
Fidelity Pacific Basin Fund (c)	236,932	6,807,064
Spartan International Index Fund Investor Class (c)	591,825	23,400,765
TOTAL INTERNATIONAL EQUITY FUNDS		298,557,556
TOTAL EQUITY FUNDS (Cost $731,145,314)		858,483,836
Fixed-Income Funds - 20.4%

Fidelity Floating Rate High Income Fund (c)	659,263	6,381,670
Fidelity Focused High Income Fund (c)	83,792	718,101
Fidelity High Income Fund (c)	61,135	541,660
Fidelity New Markets Income Fund (c)	267,316	4,068,547
Fidelity Real Estate Income Fund (c)	307,658	3,538,069
Spartan Long-Term Treasury Bond Index Fund Investor Class (c)	1,603,094	19,990,582
Spartan U.S. Bond Index Fund Investor Class (c)	16,470,875	190,568,029
TOTAL FIXED-INCOME FUNDS (Cost $220,799,118)		225,806,658
Money Market Funds - 2.1%
	Shares	Value
Fidelity Institutional Prime Money Market Portfolio Class I 0.07% (b)(c) (Cost $23,480,549)	23,480,549	$ 23,480,549
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $975,424,981)		1,107,771,043
NET OTHER ASSETS (LIABILITIES) - 0.0%		(187,361)
NET ASSETS - 100%		$ 1,107,583,682
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$ 2,939,818	$ 12,822	$ 1,000,000	$ 1,208	$ 1,770,469
Fidelity Automotive Portfolio	2,692,911	-	2,581,537	-	-
Fidelity Banking Portfolio	26,377,616	2,654,594	369,058	42,674	29,441,876
Fidelity Biotechnology Portfolio	26,247	-	31,662	-	-
Fidelity Blue Chip Growth Fund	19,675,213	1,422,476	4,494,437	-	17,597,809
Fidelity Blue Chip Value Fund	2,776,361	1,618,708	-	-	4,422,585
Fidelity Brokerage and Investment Management Portfolio	12,417,360	105,635	1,664,740	14,860	10,884,082
Fidelity Canada Fund	105,307	-	101,803	-	-
Fidelity Chemicals Portfolio	12,978,565	1,926,985	3,559,309	26,375	11,139,422
Fidelity China Region Fund	222,405	2,143,362	-	-	2,689,166
Fidelity Communications Equipment Portfolio	582,603	-	596,509	-	-
Fidelity Computers Portfolio	20,564,166	966,047	7,650,943	19,545	12,795,810
Fidelity Construction and Housing Portfolio	11,314,411	992,793	47,508	5,023	12,504,928
Fidelity Consumer Discretionary Portfolio	45,729,066	5,147,121	-	42,711	52,571,059
Fidelity Consumer Finance Portfolio	1,120,890	-	1,100,224	-	-
Fidelity Consumer Staples Portfolio	45,115,479	4,450,344	11,262,525	86,138	37,049,488
Fidelity Contrafund	35,204	341	-	-	36,996
Fidelity Defense and Aerospace Portfolio	-	6,795,218	-	10,799	6,249,472
Fidelity Diversified International Fund	47,754,428	84,245,212	24,866,870	-	115,126,024
Fidelity Dividend Growth Fund	16,787	-	-	-	16,988
Fidelity Electronics Portfolio	16,610,832	1,591,721	47,508	10,070	17,390,310
Fidelity Emerging Asia Fund	5,612,242	4,160,756	-	-	10,034,016
Fidelity Emerging Markets Fund	11,650,330	-	2,533,176	-	9,263,411
Fidelity Energy Portfolio	15,122,782	10,585,213	504,404	7,435	24,445,195
Fidelity Energy Service Portfolio	6,651,143	1,897,355	3,228,117	-	4,999,020
Fidelity Equity Dividend Income Fund	14,767	46	15,036	-	-
Fidelity Europe Fund	18,158,908	4,272,148	-	-	23,914,337
Fidelity Financial Services Portfolio	40,339,534	3,489,323	358,834	-	43,681,941
Fidelity Floating Rate High Income Fund	6,583,097	118,984	358,652	118,984	6,381,670
Fidelity Focused High Income Fund	700,899	15,762	-	15,762	718,101
Fidelity Fund	25,945	-	27,138	-	-
Fidelity Gold Portfolio	71,702	-	-	-	70,394
Fidelity Growth & Income Portfolio	397,927	-	407,279	-	-
Fidelity Growth Company Fund	622,018	986	654,147	-	-
Fidelity Growth Discovery Fund	801,724	-	816,489	-	-
Fidelity Health Care Portfolio	58,224,611	4,750,631	7,035,995	-	61,304,876
Fidelity High Income Fund	529,736	14,493	-	14,493	541,660
Fidelity Industrials Portfolio	26,238,381	6,593,293	175,922	22,472	32,219,258
Fidelity Institutional Prime Money Market Portfolio Class I	4,986,661	23,232,838	4,738,950	3,163	23,480,549
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Insurance Portfolio	$ 9,070,907	$ 80,239	$ -	$ 14,650	$ 9,198,988
Fidelity International Capital Appreciation Fund	8,363,956	-	6,897,971	-	2,011,002
Fidelity International Discovery Fund	43,303,275	560,365	22,013,043	-	25,283,694
Fidelity International Growth Fund	372,757	-	-	-	399,679
Fidelity International Real Estate Fund	16,183	-	-	-	16,902
Fidelity International Small Cap Fund	-	5,734,701	-	-	5,639,556
Fidelity International Small Cap Opportunities Fund	-	7,184,701	-	-	7,139,678
Fidelity International Value Fund	120,120	-	127,133	-	-
Fidelity IT Services Portfolio	291,922	5,778,279	-	-	6,083,188
Fidelity Japan Fund	131,061	9,359,653	-	-	9,411,122
Fidelity Japan Smaller Companies Fund	2,639,812	3,769,402	-	-	6,828,143
Fidelity Large Cap Stock Fund	16,263,471	7,810,959	6,693,199	57,871	16,985,005
Fidelity Leisure Portfolio	314,416	5,806	-	415	337,908
Fidelity Leveraged Company Stock Fund	44,484	-	46,349	-	-
Fidelity Magellan Fund	20,096	664	-	39	20,898
Fidelity Medical Delivery Portfolio	1,131,412	6,332,611	-	-	8,473,475
Fidelity Medical Equipment and Systems Portfolio	2,450,947	7,445,426	-	-	9,752,224
Fidelity Mega Cap Stock Fund	14,474,860	-	11,300,000	-	3,558,598
Fidelity Mid Cap Value Fund	14,384,854	8,431,183	1,071,055	4,090	22,287,110
Fidelity Nasdaq Composite Index Fund	1,749,674	-	-	-	1,850,730
Fidelity Natural Gas Portfolio	4,057,781	8,274	2,300,000	8,274	1,533,465
Fidelity New Markets Income Fund	5,562,127	130,939	1,606,392	130,939	4,068,547
Fidelity OTC Portfolio	4,173,412	890,432	667,126	-	4,605,641
Fidelity Overseas Fund	26,793,766	20,926,379	-	-	50,592,997
Fidelity Pacific Basin Fund	5,730,114	500,000	-	-	6,807,064
Fidelity Pharmaceuticals Portfolio	12,289,609	51,850	11,060,570	1,856	1,304,551
Fidelity Real Estate Income Fund	3,546,954	43,200	-	43,200	3,538,069
Fidelity Real Estate Investment Portfolio	5,047,496	2,062,600	2,163,731	17,887	4,462,124
Fidelity Retailing Portfolio	7,122,070	1,667,954	-	9,644	9,169,872
Fidelity Series Commodity Strategy Fund	7,114	-	-	-	6,972
Fidelity Small Cap Discovery Fund	276,003	-	280,864	-	-
Fidelity Small Cap Growth Fund	140,471	-	145,354	-	-
Fidelity Small Cap Stock Fund	12,293	4,317,005	12,686	12,502	4,098,834
Fidelity Small Cap Value Fund	143,234	-	145,731	-	-
Fidelity Software and Computer Services Portfolio	7,735,891	141,070	4,975,145	-	2,847,212
Fidelity Stock Selector Large Cap Value Fund	15,196,126	1,101,885	1,250,537	2,585	15,159,769
Fidelity Technology Portfolio	47,457,771	5,911,014	3,810,775	-	52,016,767
Fidelity Telecommunications Portfolio	2,706,553	134,796	2,758,243	-	133,909
Fidelity Transportation Portfolio	10,191,032	43,118	8,700,000	6,081	733,158
Fidelity Utilities Portfolio	8,211,678	603,329	5,817,924	15,203	2,424,356
Fidelity Value Discovery Fund	3,348,744	-	1,108,078	-	2,264,561
Spartan 500 Index Fund Investor Class	24,691	198	-	106	24,987
Spartan Extended Market Index Fund Investor Class	194,471	-	201,766	-	-
Spartan International Index Fund Investor Class	57,791,295	61,347	36,900,000	-	23,400,765
Spartan Long-Term Treasury Bond Index Fund Investor Class	5,124,126	17,283,885	200,753	233,500	19,990,582
Spartan U.S. Bond Index Fund Investor Class	213,332,450	5,920,769	26,057,142	2,306,783	190,568,029
Total	$ 1,027,149,555	$ 297,499,240	$ 238,540,339	$ 3,307,337	$ 1,107,771,043
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 70% Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $975,424,981) - See accompanying schedule		$ 1,107,771,043
Cash		3
Receivable for investments sold		5,659,075
Receivable for fund shares sold		463,506
Total assets		1,113,893,627

Liabilities
Payable for investments purchased	$ 6,121,681
Payable for fund shares redeemed	900
Accrued management fee	186,131
Distribution and service plan fees payable	1,233
Total liabilities		6,309,945

Net Assets		$ 1,107,583,682
Net Assets consist of:
Paid in capital		$ 944,402,021
Undistributed net investment income		2,294,305
Accumulated undistributed net realized gain (loss) on investments		28,541,294
Net unrealized appreciation (depreciation) on investments		132,346,062
Net Assets		$ 1,107,583,682

Statement of Assets and Liabilities - continued

June 30, 2015 (Unaudited)

Service Class:
Net Asset Value, offering price and redemption price per share ($78,855 ÷ 6,271 shares)	$ 12.57

Service Class 2:
Net Asset Value, offering price and redemption price per share ($9,977,488 ÷ 796,088 shares)	$ 12.53

Investor Class:
Net Asset Value, offering price and redemption price per share ($1,097,527,339 ÷ 87,300,247 shares)	$ 12.57

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 70% Portfolio

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 3,307,337

Expenses
Management fee	$ 1,346,788
Distribution and service plan fees	10,790
Independent trustees' compensation	2,090
Total expenses before reductions	1,359,668
Expense reductions	(274,283)	1,085,385
Net investment income (loss)		2,221,952
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	19,189,324
Capital gain distributions from underlying funds	10,115,348
Total net realized gain (loss)		29,304,672
Change in net unrealized appreciation (depreciation) on underlying funds		2,473,299
Net gain (loss)		31,777,971
Net increase (decrease) in net assets resulting from operations		$ 33,999,923

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,221,952	$ 11,756,273
Net realized gain (loss)	29,304,672	85,084,570
Change in net unrealized appreciation (depreciation)	2,473,299	(48,267,458)
Net increase (decrease) in net assets resulting from operations	33,999,923	48,573,385
Distributions to shareholders from net investment income	-	(11,683,920)
Distributions to shareholders from net realized gain	(19,393,566)	(7,877,744)
Total distributions	(19,393,566)	(19,561,664)
Share transactions - net increase (decrease)	65,998,720	121,343,274
Total increase (decrease) in net assets	80,605,077	150,354,995

Net Assets
Beginning of period	1,026,978,605	876,623,610
End of period (including undistributed net investment income of $2,294,305 and undistributed net investment income of $72,353, respectively)	$ 1,107,583,682	$ 1,026,978,605

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.40	$ 12.01	$ 10.04	$ 9.04	$ 9.48	$ 8.42
Income from Investment Operations
Net investment income (loss) E	.03	.15	.13	.15	.15	.13
Net realized and unrealized gain (loss)	.37	.48	2.05	1.03	(.41)	1.08
Total from investment operations	.40	.63	2.18	1.18	(.26)	1.21
Distributions from net investment income	-	(.14)	(.12)	(.15)	(.15)	(.13)
Distributions from net realized gain	(.23)	(.10)	(.09)	(.03)	(.02)	(.02)
Total distributions	(.23)	(.24)	(.21)	(.18)	(.18) H	(.15)
Net asset value, end of period	$ 12.57	$ 12.40	$ 12.01	$ 10.04	$ 9.04	$ 9.48
Total ReturnB, C, D	3.27%	5.24%	21.75%	13.10%	(2.79)%	14.32%
Ratios to Average Net Assets F, G
Expenses before reductions	.35%A	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.41% A	1.23%	1.19%	1.57%	1.60%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 79	$ 78	$ 91	$ 77	$ 63	$ 67
Portfolio turnover rate F	44% A	49%	31%	24%	16%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.18 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.024 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.37	$ 11.98	$ 10.02	$ 9.02	$ 9.46	$ 8.41
Income from Investment Operations
Net investment income (loss) E	.02	.13	.12	.14	.14	.12
Net realized and unrealized gain (loss)	.37	.48	2.04	1.03	(.42)	1.07
Total from investment operations	.39	.61	2.16	1.17	(.28)	1.19
Distributions from net investment income	-	(.13)	(.11)	(.14)	(.14)	(.12)
Distributions from net realized gain	(.23)	(.10)	(.09)	(.03)	(.02)	(.02)
Total distributions	(.23)	(.22) H	(.20)	(.17)	(.16)	(.14)
Net asset value, end of period	$ 12.53	$ 12.37	$ 11.98	$ 10.02	$ 9.02	$ 9.46
Total ReturnB, C, D	3.19%	5.10%	21.54%	12.98%	(2.94)%	14.09%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%A	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.26% A	1.08%	1.04%	1.42%	1.45%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,977	$ 7,610	$ 6,752	$ 5,035	$ 3,675	$ 2,586
Portfolio turnover rate F	44% A	49%	31%	24%	16%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.22 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.097 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.39	$ 12.01	$ 10.04	$ 9.03	$ 9.48	$ 8.42
Income from Investment Operations
Net investment income (loss) E	.03	.15	.13	.15	.15	.13
Net realized and unrealized gain (loss)	.38	.47	2.05	1.04	(.42)	1.08
Total from investment operations	.41	.62	2.18	1.19	(.27)	1.21
Distributions from net investment income	-	(.14)	(.12)	(.15)	(.15)	(.13)
Distributions from net realized gain	(.23)	(.10)	(.09)	(.03)	(.02)	(.02)
Total distributions	(.23)	(.24)	(.21)	(.18)	(.18) H	(.15)
Net asset value, end of period	$ 12.57	$ 12.39	$ 12.01	$ 10.04	$ 9.03	$ 9.48
Total ReturnB, C, D	3.35%	5.15%	21.75%	13.22%	(2.90)%	14.32%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.41% A	1.23%	1.19%	1.57%	1.60%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,097,527	$ 1,019,291	$ 869,781	$ 622,842	$ 554,088	$ 536,918
Portfolio turnover rate F	44% A	49%	31%	24%	16%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.18 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 85% Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Air Transportation Portfolio	0.1	0.3
Fidelity Banking Portfolio	2.9	2.4
Fidelity Blue Chip Growth Fund	1.1	1.7
Fidelity Blue Chip Value Fund	0.4	0.1
Fidelity Brokerage and Investment Management Portfolio	1.1	1.2
Fidelity Chemicals Portfolio	1.5	1.1
Fidelity Computers Portfolio	1.1	2.7
Fidelity Construction and Housing Portfolio	1.2	0.9
Fidelity Consumer Discretionary Portfolio	6.6	6.0
Fidelity Consumer Staples Portfolio	4.3	5.4
Fidelity Defense and Aerospace Portfolio	0.6	0.0
Fidelity Dividend Growth Fund	0.0*	0.0*
Fidelity Electronics Portfolio	1.1	2.3
Fidelity Energy Portfolio	3.1	1.7
Fidelity Energy Service Portfolio	0.5	0.6
Fidelity Financial Services Portfolio	6.3	6.6
Fidelity Global Commodity Stock Fund	0.0*	0.0*
Fidelity Gold Portfolio	0.0*	0.0*
Fidelity Growth Company Fund	0.0*	0.0*
Fidelity Health Care Portfolio	7.8	7.6
Fidelity Industrials Portfolio	4.0	3.6
Fidelity Insurance Portfolio	0.7	0.8
Fidelity IT Services Portfolio	1.7	0.2
Fidelity Large Cap Stock Fund	0.8	1.7
Fidelity Leisure Portfolio	0.0*	0.0*
Fidelity Magellan Fund	0.0*	0.0*
Fidelity Medical Delivery Portfolio	0.8	0.1
Fidelity Medical Equipment and Systems Portfolio	0.6	0.1
Fidelity Mega Cap Stock Fund	0.1	0.6
Fidelity Mid Cap Value Fund	2.2	0.7
Fidelity Nasdaq Composite Index Fund	0.0*	0.0*
Fidelity Natural Gas Portfolio	0.0*	0.7
Fidelity OTC Portfolio	0.3	0.6
Fidelity Pharmaceuticals Portfolio	0.0*	1.0
Fidelity Real Estate Investment Portfolio	0.4	0.5
Fidelity Retailing Portfolio	0.7	0.7

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Series Commodity Strategy Fund	0.0*	0.0*
Fidelity Small Cap Stock Fund	0.4	0.0*
Fidelity Stock Selector Large Cap Value Fund	1.2	3.0
Fidelity Technology Portfolio	6.9	6.3
Fidelity Telecommunications Portfolio	0.1	0.1
Fidelity Transportation Portfolio	0.0*	1.0
Fidelity Utilities Portfolio	0.2	0.9
Fidelity Value Discovery Fund	0.3	0.3
Fidelity Automotive Portfolio	0.0	0.4
Fidelity Biotechnology Portfolio	0.0	0.0*
Fidelity Communications Equipment Portfolio	0.0	0.0*
Fidelity Consumer Finance Portfolio	0.0	0.1
Fidelity Growth & Income Portfolio	0.0	0.0*
Fidelity Small Cap Discovery Fund	0.0	0.0*
Fidelity Small Cap Growth Fund	0.0	0.0*
Fidelity Small Cap Value Fund	0.0	0.0*
Fidelity Software and Computer Services Portfolio	0.0	0.1
Spartan 500 Index Fund Investor Class	0.0	0.9
	61.1	65.0
International Equity Funds
Fidelity China Region Fund	0.4	0.0*
Fidelity Diversified International Fund	12.6	8.9
Fidelity Emerging Asia Fund	1.4	0.8
Fidelity Emerging Markets Fund	0.7	1.4
Fidelity Europe Fund	2.3	1.7
Fidelity International Capital Appreciation Fund	0.1	1.1
Fidelity International Discovery Fund	2.2	2.9
Fidelity International Real Estate Fund	0.0*	0.0*
Fidelity International Small Cap Fund	0.8	0.0
Fidelity International Small Cap Opportunities Fund	0.6	0.0
Fidelity Japan Fund	1.1	0.0*
Fidelity Japan Smaller Companies Fund	0.7	0.3
Fidelity Overseas Fund	6.7	2.1
Fidelity Pacific Basin Fund	0.3	0.1
Spartan International Index Fund Investor Class	1.3	6.8
Fund Holdings as of June 30, 2015 - continued
	% of fund's net assets	% of fund's net assets 6 months ago
International Equity Funds - continued
Fidelity Canada Fund	0.0	0.0*
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund	0.0	0.1
Fidelity International Value Fund	0.0	0.0*
	31.2	26.2
Fixed-Income Funds
Fidelity Floating Rate High Income Fund	0.0*	0.0*
Fidelity Focused High Income Fund	0.0*	0.0*
Fidelity High Income Fund	0.0*	0.0*
Fidelity New Markets Income Fund	0.4	0.6
Fidelity Real Estate Income Fund	0.4	0.4
Spartan Long-Term Treasury Bond Index Fund Investor Class	3.0	1.1
Spartan U.S. Bond Index Fund Investor Class	3.3	6.7
	7.1	8.8
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class I	0.6	0.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
As of June 30, 2015
Domestic Equity Funds	61.1%
International Equity Funds	31.2%
Fixed-Income Funds	7.1%
Money Market Funds	0.6%

As of December 31, 2014
Domestic Equity Funds	65.0%
International Equity Funds	26.2%
Fixed-Income Funds	8.8%
Money Market Funds	0.0%

Semiannual Report

VIP FundsManager 85% Portfolio

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 92.3%
	Shares	Value
Domestic Equity Funds - 61.1%
Fidelity Air Transportation Portfolio (c)	6,642	$ 454,492
Fidelity Banking Portfolio (c)	433,563	11,996,692
Fidelity Blue Chip Growth Fund (c)	63,030	4,565,896
Fidelity Blue Chip Value Fund (c)	87,256	1,447,582
Fidelity Brokerage and Investment Management Portfolio (c)	58,151	4,414,818
Fidelity Chemicals Portfolio (c)	41,010	5,932,977
Fidelity Computers Portfolio (c)	60,232	4,672,232
Fidelity Construction and Housing Portfolio (c)	87,120	5,001,552
Fidelity Consumer Discretionary Portfolio (c)	775,066	26,925,807
Fidelity Consumer Staples Portfolio (c)	187,122	17,555,758
Fidelity Defense and Aerospace Portfolio (c)	19,648	2,310,744
Fidelity Dividend Growth Fund (c)	264	8,916
Fidelity Electronics Portfolio (c)	53,781	4,368,652
Fidelity Energy Portfolio (c)	282,808	12,505,790
Fidelity Energy Service Portfolio (c)	39,100	2,130,971
Fidelity Financial Services Portfolio (c)	286,628	25,627,441
Fidelity Global Commodity Stock Fund (c)	1,859	22,564
Fidelity Gold Portfolio (a)(c)	3,652	58,947
Fidelity Growth Company Fund (c)	252	35,201
Fidelity Health Care Portfolio (c)	134,823	31,942,174
Fidelity Industrials Portfolio (c)	519,426	16,335,933
Fidelity Insurance Portfolio (c)	43,228	2,932,561
Fidelity IT Services Portfolio (c)	171,847	6,770,776
Fidelity Large Cap Stock Fund (c)	120,832	3,438,881
Fidelity Leisure Portfolio (c)	1,021	143,040
Fidelity Magellan Fund (c)	155	14,415
Fidelity Medical Delivery Portfolio (c)	36,520	3,419,375
Fidelity Medical Equipment and Systems Portfolio (c)	61,648	2,353,725
Fidelity Mega Cap Stock Fund (c)	25,911	433,229
Fidelity Mid Cap Value Fund (c)	357,286	8,957,167
Fidelity Nasdaq Composite Index Fund (c)	930	61,339
Fidelity Natural Gas Portfolio (c)	4,643	141,844
Fidelity OTC Portfolio (c)	13,024	1,083,743
Fidelity Pharmaceuticals Portfolio (c)	7,586	179,249
Fidelity Real Estate Investment Portfolio (c)	37,746	1,455,863
Fidelity Retailing Portfolio (c)	31,727	3,002,048
Fidelity Series Commodity Strategy Fund (a)(c)	1,089	6,972
Fidelity Small Cap Stock Fund (c)	94,048	1,802,905
Fidelity Stock Selector Large Cap Value Fund (c)	274,113	4,733,930
Fidelity Technology Portfolio (c)	234,816	28,368,115
Fidelity Telecommunications Portfolio (c)	5,907	369,567
Fidelity Transportation Portfolio (c)	1,969	163,442

	Shares	Value
Fidelity Utilities Portfolio (c)	11,397	$ 764,312
Fidelity Value Discovery Fund (c)	43,228	1,069,470
TOTAL DOMESTIC EQUITY FUNDS		249,981,107
International Equity Funds - 31.2%
Fidelity China Region Fund (c)	43,929	1,599,882
Fidelity Diversified International Fund (c)	1,375,260	51,489,723
Fidelity Emerging Asia Fund (c)	168,970	5,873,391
Fidelity Emerging Markets Fund (c)	113,163	2,775,898
Fidelity Europe Fund (c)	246,586	9,426,989
Fidelity International Capital Appreciation Fund (c)	19,012	326,634
Fidelity International Discovery Fund (c)	216,625	8,920,622
Fidelity International Real Estate Fund (c)	1,456	15,403
Fidelity International Small Cap Fund (c)	142,139	3,419,864
Fidelity International Small Cap Opportunities Fund (c)	164,528	2,520,562
Fidelity Japan Fund (c)	368,916	4,497,090
Fidelity Japan Smaller Companies Fund (c)	223,307	3,144,166
Fidelity Overseas Fund (c)	645,060	27,311,841
Fidelity Pacific Basin Fund (c)	40,045	1,150,487
Spartan International Index Fund Investor Class (c)	134,374	5,313,139
TOTAL INTERNATIONAL EQUITY FUNDS		127,785,691
TOTAL EQUITY FUNDS (Cost $326,824,441)		377,766,798
Fixed-Income Funds - 7.1%

Fidelity Floating Rate High Income Fund (c)	837	8,106
Fidelity Focused High Income Fund (c)	10,528	90,227
Fidelity High Income Fund (c)	20,411	180,842
Fidelity New Markets Income Fund (c)	99,589	1,515,743
Fidelity Real Estate Income Fund (c)	128,937	1,482,775
Spartan Long-Term Treasury Bond Index Fund Investor Class (c)	973,594	12,140,723
Spartan U.S. Bond Index Fund Investor Class (c)	1,174,238	13,585,933
TOTAL FIXED-INCOME FUNDS (Cost $29,322,646)		29,004,349
Money Market Funds - 0.6%
	Shares	Value
Fidelity Institutional Prime Money Market Portfolio Class I 0.07% (b)(c) (Cost $2,441,593)	2,441,593	$ 2,441,593
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $358,588,680)		409,212,740
NET OTHER ASSETS (LIABILITIES) - 0.0%		(69,825)
NET ASSETS - 100%		$ 409,142,915
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$ 1,105,777	$ 3,291	$ 600,000	$ 310	$ 454,492
Fidelity Automotive Portfolio	1,401,688	-	1,343,717	-	-
Fidelity Banking Portfolio	9,102,324	3,519,155	816,858	13,573	11,996,692
Fidelity Biotechnology Portfolio	113,249	-	136,613	-	-
Fidelity Blue Chip Growth Fund	6,447,990	1,393,946	3,550,419	-	4,565,896
Fidelity Blue Chip Value Fund	531,973	917,651	-	-	1,447,582
Fidelity Brokerage and Investment Management Portfolio	4,646,094	37,699	272,196	5,303	4,414,818
Fidelity Canada Fund	35,267	-	34,094	-	-
Fidelity Chemicals Portfolio	4,206,766	2,123,951	271,742	10,403	5,932,977
Fidelity China Region Fund	173,776	1,259,353	-	-	1,599,882
Fidelity Communications Equipment Portfolio	84,103	-	86,005	-	-
Fidelity Computers Portfolio	10,246,542	354,764	5,528,320	8,854	4,672,232
Fidelity Construction and Housing Portfolio	3,549,216	1,385,445	-	2,004	5,001,552
Fidelity Consumer Discretionary Portfolio	23,198,879	3,662,280	776,524	22,111	26,925,807
Fidelity Consumer Finance Portfolio	324,419	-	325,570	-	-
Fidelity Consumer Staples Portfolio	20,972,236	2,272,309	5,097,910	40,188	17,555,758
Fidelity Defense and Aerospace Portfolio	-	2,521,523	-	3,924	2,310,744
Fidelity Diversified International Fund	34,359,788	32,713,732	20,608,573	-	51,489,723
Fidelity Dividend Growth Fund	8,811	-	-	-	8,916
Fidelity Electronics Portfolio	8,977,039	982,912	5,179,249	5,410	4,368,652
Fidelity Emerging Asia Fund	3,065,534	2,687,718	-	-	5,873,391
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund	317,871	-	336,570	-	-
Fidelity Emerging Markets Fund	5,596,916	-	2,944,564	-	2,775,898
Fidelity Energy Portfolio	6,443,445	6,837,290	347,575	3,690	12,505,790
Fidelity Energy Service Portfolio	2,291,629	1,094,695	1,102,101	-	2,130,971
Fidelity Europe Fund	6,422,278	2,480,179	-	-	9,426,989
Fidelity Financial Services Portfolio	25,529,575	2,462,376	2,591,535	-	25,627,441
Fidelity Floating Rate High Income Fund	7,907	151	-	151	8,106
Fidelity Focused High Income Fund	88,066	1,980	-	1,980	90,227
Fidelity Global Commodity Stock Fund	23,141	-	-	-	22,564
Fidelity Gold Portfolio	60,042	-	-	-	58,947
Fidelity Growth & Income Portfolio	30,345	-	31,169	-	-
Fidelity Growth Company Fund	33,139	53	-	-	35,201
Fidelity Health Care Portfolio	29,367,467	2,954,008	3,126,598	-	31,942,174
Fidelity High Income Fund	176,861	4,839	-	4,839	180,842
Fidelity Industrials Portfolio	13,859,596	2,700,925	-	11,856	16,335,933
Fidelity Institutional Prime Money Market Portfolio Class I	-	5,436,864	2,995,271	134	2,441,593
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Insurance Portfolio	$ 2,922,053	$ 925,848	$ 900,000	$ 4,719	$ 2,932,561
Fidelity International Capital Appreciation Fund	4,243,006	-	4,114,337	-	326,634
Fidelity International Discovery Fund	11,074,754	498,203	3,599,963	-	8,920,622
Fidelity International Real Estate Fund	14,748	-	-	-	15,403
Fidelity International Small Cap Fund	-	3,452,541	-	-	3,419,864
Fidelity International Small Cap Opportunities Fund	-	2,552,541	-	-	2,520,562
Fidelity International Value Fund	130,917	-	138,560	-	-
Fidelity IT Services Portfolio	632,270	5,917,038	-	-	6,770,776
Fidelity Japan Fund	98,029	4,427,083	-	-	4,497,090
Fidelity Japan Smaller Companies Fund	1,020,167	1,957,622	-	-	3,144,166
Fidelity Large Cap Stock Fund	6,519,340	1,716,283	4,674,838	11,093	3,438,881
Fidelity Leisure Portfolio	133,096	2,458	-	176	143,040
Fidelity Magellan Fund	13,862	458	-	27	14,415
Fidelity Medical Delivery Portfolio	231,823	2,923,028	-	-	3,419,375
Fidelity Medical Equipment and Systems Portfolio	405,235	1,981,345	-	-	2,353,725
Fidelity Mega Cap Stock Fund	2,402,360	-	2,008,143	-	433,229
Fidelity Mid Cap Value Fund	2,795,151	6,193,038	-	811	8,957,167
Fidelity Nasdaq Composite Index Fund	57,990	-	-	-	61,339
Fidelity Natural Gas Portfolio	2,531,472	5,161	2,300,831	5,161	141,844
Fidelity New Markets Income Fund	2,259,093	50,861	787,118	50,861	1,515,743
Fidelity OTC Portfolio	2,350,535	160,896	1,547,866	-	1,083,743
Fidelity Overseas Fund	7,973,723	18,432,538	1,246	-	27,311,841
Fidelity Pacific Basin Fund	331,588	800,000	-	-	1,150,487
Fidelity Pharmaceuticals Portfolio	3,854,851	21,042	3,730,984	255	179,249
Fidelity Real Estate Income Fund	1,486,499	18,105	-	18,105	1,482,775
Fidelity Real Estate Investment Portfolio	1,719,394	970,748	1,044,832	6,551	1,455,863
Fidelity Retailing Portfolio	2,545,062	324,513	-	3,027	3,002,048
Fidelity Series Commodity Strategy Fund	7,114	-	-	-	6,972
Fidelity Small Cap Discovery Fund	100,567	-	102,338	-	-
Fidelity Small Cap Growth Fund	55,271	-	57,193	-	-
Fidelity Small Cap Stock Fund	87,697	1,861,704	90,497	3,686	1,802,905
Fidelity Small Cap Value Fund	32,394	-	32,959	-	-
Fidelity Software and Computer Services Portfolio	391,271	-	380,386	-	-
Fidelity Stock Selector Large Cap Value Fund	11,626,830	1,256,865	8,425,513	1,986	4,733,930
Fidelity Technology Portfolio	24,329,695	9,282,524	6,183,985	-	28,368,115
Fidelity Telecommunications Portfolio	395,514	376,763	393,462	-	369,567
Fidelity Transportation Portfolio	3,749,677	14,731	3,305,116	2,077	163,442
Fidelity Utilities Portfolio	3,340,552	153,430	2,479,456	7,778	764,312
Fidelity Value Discovery Fund	1,078,688	-	13,073	-	1,069,470
Spartan 500 Index Fund Investor Class	3,280,949	13,139	3,375,941	7,028	-
Spartan International Index Fund Investor Class	26,149,813	83,120	21,750,000	-	5,313,139
Spartan Long-Term Treasury Bond Index Fund Investor Class	4,223,091	9,581,463	388,890	152,359	12,140,723
Spartan U.S. Bond Index Fund Investor Class	25,811,767	667,242	12,817,991	178,943	13,585,933
Total	$ 385,207,657	$ 156,431,420	$ 142,748,691	$ 589,373	$ 409,212,740
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 85% Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $358,588,680) - See accompanying schedule		$ 409,212,740
Cash		4
Receivable for investments sold		5,040,005
Receivable for fund shares sold		88,997
Total assets		414,341,746

Liabilities
Payable for investments purchased	$ 5,128,637
Payable for fund shares redeemed	365
Accrued management fee	68,757
Distribution and service plan fees payable	1,072
Total liabilities		5,198,831

Net Assets		$ 409,142,915
Net Assets consist of:
Paid in capital		$ 347,138,511
Undistributed net investment income		205,246
Accumulated undistributed net realized gain (loss) on investments		11,175,098
Net unrealized appreciation (depreciation) on investments		50,624,060
Net Assets		$ 409,142,915

Statement of Assets and Liabilities - continued

June 30, 2015 (Unaudited)

Service Class:
Net Asset Value, offering price and redemption price per share ($8,499 ÷ 681.3 shares)	$ 12.47

Service Class 2:
Net Asset Value, offering price and redemption price per share ($8,543,910 ÷ 687,766.0 shares)	$ 12.42

Investor Class:
Net Asset Value, offering price and redemption price per share ($400,590,506 ÷ 32,098,303.1 shares)	$ 12.48

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 589,373

Expenses
Management fee	$ 500,803
Distribution and service plan fees	10,370
Independent trustees' compensation	781
Total expenses before reductions	511,954
Expense reductions	(104,521)	407,433
Net investment income (loss)		181,940
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	7,113,936
Capital gain distributions from underlying funds	4,507,056
Total net realized gain (loss)		11,620,992
Change in net unrealized appreciation (depreciation) on underlying funds		3,208,409
Net gain (loss)		14,829,401
Net increase (decrease) in net assets resulting from operations		$ 15,011,341

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 181,940	$ 3,814,618
Net realized gain (loss)	11,620,992	37,623,582
Change in net unrealized appreciation (depreciation)	3,208,409	(22,621,153)
Net increase (decrease) in net assets resulting from operations	15,011,341	18,817,047
Distributions to shareholders from net investment income	-	(3,791,312)
Distributions to shareholders from net realized gain	(14,289,689)	(3,833,595)
Total distributions	(14,289,689)	(7,624,907)
Share transactions - net increase (decrease)	23,279,034	41,590,568
Total increase (decrease) in net assets	24,000,686	52,782,708

Net Assets
Beginning of period	385,142,229	332,359,521
End of period (including undistributed net investment income of $205,246 and undistributed net investment income of $23,306, respectively)	$ 409,142,915	$ 385,142,229

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.46	$ 12.07	$ 9.62	$ 8.57	$ 9.19	$ 8.02
Income from Investment Operations
Net investment income (loss) E	.01	.13	.11	.12	.11	.10
Net realized and unrealized gain (loss)	.46	.51	2.57	1.09	(.60)	1.19
Total from investment operations	.47	.64	2.68	1.21	(.49)	1.29
Distributions from net investment income	-	(.13)	(.10)	(.13)	(.11)	(.10)
Distributions from net realized gain	(.46)	(.13)	(.13)	(.03)	(.02)	(.02)
Total distributions	(.46)	(.25) H	(.23)	(.16)	(.13)	(.12)
Net asset value, end of period	$ 12.47	$ 12.46	$ 12.07	$ 9.62	$ 8.57	$ 9.19
Total ReturnB, C, D	3.84%	5.29%	27.86%	14.13%	(5.30)%	16.07%
Ratios to Average Net Assets F, G
Expenses before reductions	.35%A	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.09% A	1.04%	1.00%	1.25%	1.23%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8	$ 8	$ 242	$ 149	$ 183	$ 108
Portfolio turnover rate F	72% A	72%	51%	50%	26%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.25 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.126 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.41	$ 12.03	$ 9.60	$ 8.55	$ 9.17	$ 8.00
Income from Investment Operations
Net investment income (loss) E	-	.11	.09	.10	.10	.09
Net realized and unrealized gain (loss)	.47	.50	2.55	1.10	(.60)	1.19
Total from investment operations	.47	.61	2.64	1.20	(.50)	1.28
Distributions from net investment income	-	(.11)	(.09)	(.11)	(.10)	(.09)
Distributions from net realized gain	(.46)	(.13)	(.13)	(.03)	(.02)	(.02)
Total distributions	(.46)	(.23) J	(.21) I	(.15) H	(.12)	(.11)
Net asset value, end of period	$ 12.42	$ 12.41	$ 12.03	$ 9.60	$ 8.55	$ 9.17
Total ReturnB, C, D	3.85%	5.08%	27.54%	14.01%	(5.44)%	16.00%
Ratios to Average Net Assets F, G
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%A	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	(.06)% A	.89%	.85%	1.10%	1.08%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,544	$ 8,207	$ 6,862	$ 4,812	$ 3,574	$ 2,384
Portfolio turnover rate F	72% A	72%	51%	50%	26%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.15 per share is comprised of distributions from net investment income of $.113 and distributions from net realized gain of $.033 per share.

I Total distributions of $.21 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.128 per share.

J Total distributions of $.23 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.126 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.46	$ 12.07	$ 9.63	$ 8.58	$ 9.20	$ 8.02
Income from Investment Operations
Net investment income (loss) E	.01	.13	.11	.12	.11	.10
Net realized and unrealized gain (loss)	.47	.51	2.56	1.09	(.60)	1.20
Total from investment operations	.48	.64	2.67	1.21	(.49)	1.30
Distributions from net investment income	-	(.13)	(.10)	(.13)	(.11)	(.10)
Distributions from net realized gain	(.46)	(.13)	(.13)	(.03)	(.02)	(.02)
Total distributions	(.46)	(.25) H	(.23)	(.16)	(.13)	(.12)
Net asset value, end of period	$ 12.48	$ 12.46	$ 12.07	$ 9.63	$ 8.58	$ 9.20
Total ReturnB, C, D	3.92%	5.29%	27.73%	14.11%	(5.29)%	16.20%
Ratios to Average Net Assets F, G
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.09% A	1.04%	1.00%	1.25%	1.23%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 400,591	$ 376,927	$ 325,256	$ 226,548	$ 231,895	$ 225,225
Portfolio turnover rate F	72% A	72%	51%	50%	26%	38%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.25 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.126 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

1. Organization.

VIP FundsManager® 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Distributions from the Underlying Funds that are deemed to be return of capital are recorded as a reduction of cost of investments.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
VIP FundsManager 20% Portfolio	$ 728,586,787	$ 42,045,971	$ (5,158,085)	$ 36,887,886
VIP FundsManager 50% Portfolio	5,456,653,883	404,281,699	(68,207,684)	336,074,015
VIP FundsManager 60% Portfolio	6,035,018,718	1,066,834,808	(73,992,743)	992,842,065
VIP FundsManager 70% Portfolio	976,000,668	141,962,847	(10,192,472)	131,770,375
VIP FundsManager 85% Portfolio	358,841,770	54,679,183	(4,308,213)	50,370,970

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP FundsManager 20% Portfolio	193,414,501	190,584,668
VIP FundsManager 50% Portfolio	1,082,306,235	522,305,902
VIP FundsManager 60% Portfolio	1,140,004,766	820,165,439
VIP FundsManager 70% Portfolio	297,499,240	238,540,339
VIP FundsManager 85% Portfolio	156,431,420	142,748,691

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. For these services each Fund pays a monthly management fee to the investment adviser. The management fee is based on an annual rate of .25% of each fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

The investment adviser has contractually agreed to waive 0.05% of its management fee, thereby limiting each Fund's management fee to an annual rate of 0.20% of average net assets, until April 30, 2016.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding distribution and service fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class	Service Class 2	Total
VIP FundsManager 20% Portfolio	$ 34	$ 1,705	$ 1,739
VIP FundsManager 50% Portfolio	36	112,621	112,657
VIP FundsManager 60% Portfolio	34	564,665	564,699
VIP FundsManager 70% Portfolio	40	10,750	10,790
VIP FundsManager 85% Portfolio	4	10,366	10,370

Semiannual Report

5. Expense Reductions.

The investment adviser contractually agreed to limit each Fund's management fee to an annual rate of 0.20% of each Fund's average net assets until April 30, 2016. For the period, each Fund's management fees were reduced by the following amounts:

Management Fee Waiver
VIP FundsManager 20% Portfolio	$ 192,882
VIP FundsManager 50% Portfolio	1,383,235
VIP FundsManager 60% Portfolio	1,729,335
VIP FundsManager 70% Portfolio	269,926
VIP FundsManager 85% Portfolio	100,371

In addition, FMR has contractually agreed to reimburse 0.10% of class-level expenses for each Fund's Service Class and Service Class 2. During the period, this reimbursement reduced each Fund's Service Class and Service Class 2's expenses by the following amounts:

Reimbursement
VIP FundsManager 20% Portfolio
Service Class	$ 34
Service Class 2	682
VIP FundsManager 50% Portfolio
Service Class	36
Service Class 2	45,055
VIP FundsManager 60% Portfolio
Service Class	34
Service Class 2	226,195
VIP FundsManager 70% Portfolio
Service Class	40
Service Class 2	4,317
VIP FundsManager 85% Portfolio
Service Class	4
Service Class 2	4,146

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015	Year ended December 31, 2014
VIP FundsManager 20% Portfolio
From net investment income
Service Class	$ -	$ 979
Service Class 2	-	16,002
Investor Class	-	9,557,402
Total	$ -	$ 9,574,383
From net realized gain
Service Class	$ 2,000	$ 957
Service Class 2	42,362	16,563
Investor Class	22,269,923	9,267,840
Total	$ 22,314,285	$ 9,285,360
VIP FundsManager 50% Portfolio
From net investment income
Service Class	$ 12	$ 1,098
Service Class 2	14,334	881,998
Investor Class	833,396	57,499,263
Total	$ 847,742	$ 58,382,359
From net realized gain
Service Class	$ 2,221	$ 761
Service Class 2	2,716,383	715,523
Investor Class	157,928,578	39,212,700
Total	$ 160,647,182	$ 39,928,984

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended June 30, 2015	Year ended December 31, 2014
VIP FundsManager 60% Portfolio
From net investment income
Service Class	$ -	$ 985
Service Class 2	-	4,680,118
Investor Class	-	76,666,338
Total	$ -	$ 81,347,441
From net realized gain
Service Class	$ 4,579	$ 2,039
Service Class 2	28,401,398	10,566,334
Investor Class	411,225,812	161,328,087
Total	$ 439,631,789	$ 171,896,460
VIP FundsManager 70% Portfolio
From net investment income
Service Class	$ -	$ 1,032
Service Class 2	-	76,126
Investor Class	-	11,606,762
Total	$ -	$ 11,683,920
From net realized gain
Service Class	$ 1,457	$ 695
Service Class 2	146,596	58,605
Investor Class	19,245,513	7,818,444
Total	$ 19,393,566	$ 7,877,744
VIP FundsManager 85% Portfolio
From net investment income
Service Class	$ -	$ 654
Service Class 2	-	70,488
Investor Class	-	3,720,170
Total	$ -	$ 3,791,312
From net realized gain
Service Class	$ 296	$ 659
Service Class 2	307,743	83,004
Investor Class	13,981,650	3,749,932
Total	$ 14,289,689	$ 3,833,595

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
VIP FundsManager 20% Portfolio
Service Class
Shares sold	147	605	$ 1,688	$ 6,960
Reinvestment of distributions	177	169	2,000	1,936
Shares redeemed	(312)	(1,182)	(3,548)	(13,611)
Net increase (decrease)	12	(408)	$ 140	$ (4,715)
Service Class 2
Shares sold	16,109	80,085	$ 183,028	$ 921,014
Reinvestment of distributions	3,759	2,844	42,362	32,565
Shares redeemed	(34,533)	(64,497)	(393,845)	(746,239)
Net increase (decrease)	(14,665)	18,432	$ (168,455)	$ 207,340
Investor Class
Shares sold	2,584,058	7,360,070	$ 29,519,539	$ 84,639,225
Reinvestment of distributions	1,972,535	1,642,865	22,269,923	18,825,242
Shares redeemed	(2,842,397)	(4,177,704)	(32,390,549)	(48,109,863)
Net increase (decrease)	1,714,196	4,825,231	$ 19,398,913	$ 55,354,604

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
VIP FundsManager 50% Portfolio
Service Class
Shares sold	23	2,001	$ 286	$ 24,453
Reinvestment of distributions	182	149	2,233	1,859
Shares redeemed	(265)	(2,910)	(3,264)	(36,173)
Net increase (decrease)	(60)	(760)	$ (745)	$ (9,861)
Service Class 2
Shares sold	714,735	924,485	$ 8,815,575	$ 11,192,972
Reinvestment of distributions	223,829	128,803	2,730,717	1,597,521
Shares redeemed	(748,594)	(1,310,587)	(9,221,471)	(16,071,640)
Net increase (decrease)	189,970	(257,299)	$ 2,324,821	$ (3,281,147)
Investor Class
Shares sold	44,864,073	131,490,722	$ 555,962,455	$ 1,619,426,914
Reinvestment of distributions	12,981,355	7,774,660	158,761,974	96,711,963
Shares redeemed	(4,057,833)	(5,005,123)	(50,341,956)	(61,618,784)
Net increase (decrease)	53,787,595	134,260,259	$ 664,382,473	$ 1,654,520,093
VIP FundsManager 60% Portfolio
Service Class
Shares sold	33	463	$ 382	$ 5,525
Reinvestment of distributions	406	255	4,579	3,024
Shares redeemed	(411)	(1,322)	(4,658)	(15,803)
Net increase (decrease)	28	(604)	$ 303	$ (7,254)
Service Class 2
Shares sold	5,472,660	6,953,884	$ 63,547,271	$ 82,535,716
Reinvestment of distributions	2,520,089	1,285,709	28,401,398	15,246,452
Shares redeemed	(2,336,254)	(4,175,282)	(27,194,210)	(49,658,448)
Net increase (decrease)	5,656,495	4,064,311	$ 64,754,459	$ 48,123,720
Investor Class
Shares sold	35,373,327	14,294,873	$ 411,667,602	$ 171,539,075
Reinvestment of distributions	36,423,898	20,038,775	411,225,812	237,994,425
Shares redeemed	(17,744,528)	(29,853,294)	(207,193,938)	(356,642,962)
Net increase (decrease)	54,052,697	4,480,354	$ 615,699,476	$ 52,890,538
VIP FundsManager 70% Portfolio
Service Class
Shares sold	46	2,986	$ 583	$ 35,038
Reinvestment of distributions	117	139	1,457	1,727
Shares redeemed	(161)	(4,423)	(2,009)	(54,626)
Net increase (decrease)	2	(1,298)	$ 31	$ (17,861)
Service Class 2
Shares sold	190,936	112,676	$ 2,420,755	$ 1,387,511
Reinvestment of distributions	11,794	10,813	146,596	134,731
Shares redeemed	(22,031)	(71,628)	(276,666)	(884,279)
Net increase (decrease)	180,699	51,861	$ 2,290,685	$ 637,963
Investor Class
Shares sold	5,324,264	10,959,979	$ 67,226,475	$ 134,785,691
Reinvestment of distributions	1,544,580	1,555,261	19,245,470	19,425,206
Shares redeemed	(1,810,641)	(2,713,625)	(22,763,941)	(33,487,725)
Net increase (decrease)	5,058,203	9,801,615	$ 63,708,004	$ 120,723,172
VIP FundsManager 85% Portfolio
Service Class
Shares sold	97	2,972	$ 1,212	$ 36,635
Reinvestment of distributions	24	105	296	1,314
Shares redeemed	(78)	(22,457)	(974)	(275,993)
Net increase (decrease)	43	(19,380)	$ 534	$ (238,044)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Service Class 2
Shares sold	89,153	148,009	$ 1,117,851	$ 1,809,858
Reinvestment of distributions	25,040	12,240	307,743	153,492
Shares redeemed	(87,568)	(69,583)	(1,089,986)	(866,270)
Net increase (decrease)	26,625	90,666	$ 335,608	$ 1,097,080
Investor Class
Shares sold	2,173,227	4,805,833	$ 27,277,384	$ 59,092,080
Reinvestment of distributions	1,133,035	593,808	13,981,650	7,470,102
Shares redeemed	(1,460,393)	(2,089,886)	(18,316,142)	(25,830,650)
Net increase (decrease)	1,845,869	3,309,755	$ 22,942,892	$ 40,731,532

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control: however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets.

At the end of the period, the following Funds were each the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	VIP FundsManager 50% Portfolio	VIP FundsManager 60% Portfolio
Fidelity Automotive Portfolio	10%	-
Fidelity Banking Portfolio	11%	23%
Fidelity Brokerage and Investment Management Portfolio	11%	-
Fidelity Computers Portfolio	11%	14%
Fidelity Construction and Housing Portfolio	-	14%
Fidelity Consumer Discretionary Portfolio	14%	24%
Fidelity Financial Services Portfolio	12%	21%
Fidelity Industrial Equipment Portfolio	17%	31%
Fidelity Industrials Portfolio	-	14%
Fidelity Insurance Portfolio	-	16%
Fidelity Technology Portfolio	-	11%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Banking Portfolio	40%
Fidelity Brokerage and Investment Management Portfolio	23%
Fidelity Computers Portfolio	29%
Fidelity Construction and Housing Portfolio	28%
Fidelity Consumer Discretionary Portfolio	46%
Fidelity Financial Services Portfolio	40%
Fidelity Industrial Equipment Portfolio	48%
Fidelity Industrials Portfolio	27%
Fidelity Insurance Portfolio	29%
Spartan Long-Term Treasury Bond Index Fund	22%
Spartan U.S. Bond Index Fund	21%

Semiannual Report

8. Other - continued

In addition, at the end of the period, the investment adviser or its affiliates and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares of the following Funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP FundsManager 20% Portfolio	100%	-	-
VIP FundsManager 50% Portfolio	24%	1	70%
VIP FundsManager 60% Portfolio	27%	1	56%
VIP FundsManager 70% Portfolio	99%	-	-
VIP FundsManager 85% Portfolio	98%	-	-

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	24,469,831,790.28	97.003
Withheld	756,086,184.43	2.997
TOTAL	25,225,917,974.71	100.000
John Engler
Affirmative	24,404,438,415.74	96.744
Withheld	821,479,558.97	3.256
TOTAL	25,225,917,974.71	100.000
Albert R. Gamper, Jr.
Affirmative	24,431,670,090.08	96.852
Withheld	794,247,884.63	3.148
TOTAL	25,225,917,974.71	100.000
Robert F. Gartland
Affirmative	24,472,637,370.54	97.014
Withheld	753,280,604.17	2.986
TOTAL	25,225,917,974.71	100.000
Abigail P. Johnson
Affirmative	24,442,024,432.82	96.893
Withheld	783,893,541.89	3.107
TOTAL	25,225,917,974.71	100.000
Arthur E. Johnson
Affirmative	24,444,583,833.78	96.903
Withheld	781,334,140.93	3.097
TOTAL	25,225,917,974.71	100.000
Michael E. Kenneally
Affirmative	24,475,874,452.78	97.027
Withheld	750,043,521.93	2.973
TOTAL	25,225,917,974.71	100.000
James H. Keyes
Affirmative	24,434,496,321.71	96.863
Withheld	791,421,653.00	3.137
TOTAL	25,225,917,974.71	100.000
Marie L. Knowles
Affirmative	24,446,177,909.79	96.909
Withheld	779,740,064.92	3.091
TOTAL	25,225,917,974.71	100.000
Geoffrey A. von Kuhn
Affirmative	24,444,403,935.60	96.902
Withheld	781,514,039.11	3.098
TOTAL	25,225,917,974.71	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPFM-SANN-0815
1.833444.109
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Proxy Voting Results The following are the financial statements for the Fidelity VIP Investment Grade Central Fund as of June 30, 2015 which is a direct investment of VIP Investment Grade Bond Portfolio. Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 Financial Statements Notes to Financial Statements

Fidelity® Variable Insurance Products:
Investment Grade Bond Portfolio

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Proxy Voting Results	(Click Here)
Fidelity® VIP Investment Grade Central Fund Financial Statements	24	Complete list of investments and financial statements for Fidelity® VIP Investment Grade Central Fund.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Initial Class	.43%
Actual		$ 1,000.00	$ 1,000.10	$ 2.13
HypotheticalA		$ 1,000.00	$ 1,022.66	$ 2.16
Service Class	.53%
Actual		$ 1,000.00	$ 999.20	$ 2.63
HypotheticalA		$ 1,000.00	$ 1,022.17	$ 2.66
Service Class 2.68%
Actual		$ 1,000.00	$ 998.40	$ 3.37
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.41
Investor Class	.46%
Actual		$ 1,000.00	$ 999.30	$ 2.28
HypotheticalA		$ 1,000.00	$ 1,022.51	$ 2.31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
U.S. Government and U.S. Government Agency Obligations 36.4%	U.S. Government and U.S. Government Agency Obligations 43.6%
AAA 3.7%	AAA 3.5%
AA 3.7%	AA 2.8%
A 14.3%	A 9.9%
BBB 28.2%	BBB 25.7%
BB and Below 12.1%	BB and Below 8.2%
Not Rated 0.1%	Not Rated 0.0%†
Equities 0.0%	Equities 0.0%†
Short-Term Investments and Net Other Assets 1.5%	Short-Term Investments and Net Other Assets 6.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's®ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition. The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Weighted Average Maturity as of June 30, 2015
6 months ago
Years	7.4	7.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2015
6 months ago
Years	5.4	5.1

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of June 30, 2015*	As of December 31, 2014**
Corporate Bonds 48.6%	Corporate Bonds 39.7%
U.S. Government and U.S. Government Agency Obligations 36.4%	U.S. Government and U.S. Government Agency Obligations 43.6%
Asset-Backed Securities 1.0%	Asset-Backed Securities 0.6%
CMOs and Other Mortgage Related Securities 7.2%	CMOs and Other Mortgage Related Securities 6.3%
Municipal Bonds 3.9%	Municipal Bonds 2.4%
Stocks 0.0%	Stocks 0.0%†
Other Investments 1.4%	Other Investments 1.1%
Short-Term Investments and Net Other Assets (Liabilities) 1.5%	Short-Term Investments and Net Other Assets (Liabilities) 6.3%

* Foreign investments	13.6%	** Foreign investments	7.8%
* Futures and Swaps	0.0%†	** Futures and Swaps	0.0%†

† Amount represents less than 0.1%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. Fidelity VIP Investment Grade Central Fund's holding's and financial statements are included at the end of this report.

Semiannual Report

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 97.1%
	Shares	Value
Fidelity Specialized High Income Central Fund (d)	1,980,984	$ 205,447,811
Fidelity VIP Investment Grade Central Fund (e)	31,824,254	3,354,276,358
TOTAL FIXED-INCOME FUNDS (Cost $3,514,841,734)		3,559,724,169
Nonconvertible Bonds - 0.5%
	Principal Amount
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp. 5.75% 3/15/23	$ 8,800,000	7,964,000
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MSCI, Inc. 5.25% 11/15/24 (b)	3,400,000	3,442,500
Real Estate Investment Trusts - 0.0%
CommonWealth REIT 5.875% 9/15/20	546,000	599,151
TOTAL FINANCIALS		4,041,651
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	5,515,000	5,708,025
TOTAL NONCONVERTIBLE BONDS (Cost $18,732,755)		17,713,676
U.S. Treasury Inflation-Protected Obligations - 1.5%

U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/45	23,072,074	20,916,631
U.S. Treasury Inflation-Indexed Notes 0.25% 1/15/25	35,469,000	34,706,142
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS (Cost $58,230,320)		55,622,773
Collateralized Mortgage Obligations - 0.1%
	Principal Amount	Value
Private Sponsor - 0.1%
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.397% 5/25/47 (c)	$ 281,792	$ 262,251
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.357% 2/25/37 (c)	815,249	732,991
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 2.6166% 3/25/35 (c)	584,732	540,472
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $851,768)		1,535,714
Money Market Funds - 1.0%
Shares
Fidelity Cash Central Fund, 0.15% (a) (Cost $36,945,280)	36,945,280	36,945,280
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $3,629,601,857)	3,671,541,612
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(5,851,872)
NET ASSETS - 100%	$ 3,665,689,740
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,442,500 or 0.1% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Affiliated central fund that is available only to investment companies and other accounts managed by Fidelity Investments. Fidelity VIP Investment Grade Central Fund's investments and financial statements are included at the end of this report as an attachment.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 31,119
Fidelity Specialized High Income Central Fund	5,355,053
Fidelity VIP Investment Grade Central Fund	45,923,741
Total	$ 51,309,913
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 199,928,323	$ 5,362,124	$ -	$ 205,447,811	27.1%
Fidelity VIP Investment Grade Central Fund	3,101,051,964	296,227,504	-	3,354,276,358	69.9%
Total	$ 3,300,980,287	$ 301,589,628	$ -	$ 3,559,724,169
Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 17,713,676	$ -	$ 17,713,676	$ -
U.S. Government and Government Agency Obligations	55,622,773	-	55,622,773	-
Collateralized Mortgage Obligations	1,535,714	-	1,535,714	-
Fixed-Income Funds	3,559,724,169	3,559,724,169	-	-
Money Market Funds	36,945,280	36,945,280	-	-
Total Investments in Securities:	$ 3,671,541,612	$ 3,596,669,449	$ 74,872,163	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	86.4%
United Kingdom	2.9%
Mexico	2.0%
Netherlands	1.6%
Cayman Islands	1.1%
Luxembourg	1.1%
Others (Individually Less Than 1%)	4.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $77,814,843)	$ 74,872,163
Fidelity Central Funds (cost $3,551,787,014)	3,596,669,449
Total Investments (cost $3,629,601,857)		$ 3,671,541,612
Receivable for fund shares sold		2,863,521
Interest receivable		414,208
Distributions receivable from Fidelity Central Funds		4,922
Total assets		3,674,824,263

Liabilities
Payable for fund shares redeemed	$ 7,548,359
Accrued management fee	943,708
Distribution and service plan fees payable	295,094
Other affiliated payables	322,849
Other payables and accrued expenses	24,513
Total liabilities		9,134,523

Net Assets		$ 3,665,689,740
Net Assets consist of:
Paid in capital		$ 3,586,814,772
Undistributed net investment income		43,362,804
Accumulated undistributed net realized gain (loss) on investments		(6,427,591)
Net unrealized appreciation (depreciation) on investments		41,939,755
Net Assets		$ 3,665,689,740

Statement of Assets and Liabilities - continued

June 30, 2015 (Unaudited)

Initial Class:
Net Asset Value, offering price and redemption price per share ($1,103,188,263 ÷ 86,398,261 shares)	$ 12.77

Service Class:
Net Asset Value, offering price and redemption price per share ($561,663,863 ÷ 44,454,566 shares)	$ 12.63

Service Class 2:
Net Asset Value, offering price and redemption price per share ($1,203,263,725 ÷ 96,455,230 shares)	$ 12.47

Investor Class:
Net Asset Value, offering price and redemption price per share ($797,573,889 ÷ 62,690,229 shares)	$ 12.72

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

		Six months ended June 30, 2015 (Unaudited)

Investment Income
Interest		$ 1,037,816
Income from Fidelity Central Funds		51,309,913
Total income		52,347,729

Expenses
Management fee	$ 5,541,846
Transfer agent fees	1,363,590
Distribution and service plan fees	1,682,747
Accounting fees and expenses	555,668
Custodian fees and expenses	802
Independent trustees' compensation	6,990
Registration fees	26,062
Audit	25,314
Legal	7,105
Miscellaneous	142,041
Total expenses		9,352,165
Net investment income (loss)		42,995,564
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(2,455,669)
Change in net unrealized appreciation (depreciation) on investment securities		(46,703,387)
Net gain (loss)		(49,159,056)
Net increase (decrease) in net assets resulting from operations		$ (6,163,492)

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 42,995,564	$ 75,267,939
Net realized gain (loss)	(2,455,669)	(1,144,373)
Change in net unrealized appreciation (depreciation)	(46,703,387)	95,049,878
Net increase (decrease) in net assets resulting from operations	(6,163,492)	169,173,444
Distributions to shareholders from net investment income	(2,879,370)	(70,644,189)
Distributions to shareholders from net realized gain	(2,733,126)	(1,215,407)
Total distributions	(5,612,496)	(71,859,596)
Share transactions - net increase (decrease)	321,428,596	313,893,177
Total increase (decrease) in net assets	309,652,608	411,207,025

Net Assets
Beginning of period	3,356,037,132	2,944,830,107
End of period (including undistributed net investment income of $43,362,804 and undistributed net investment income of $3,246,610, respectively)	$ 3,665,689,740	$ 3,356,037,132

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.79	$ 12.36	$ 13.06	$ 12.97	$ 12.83	$ 12.48
Income from Investment Operations
Net investment income (loss) E	.162	.327	.295	.318	.431	.443
Net realized and unrealized gain (loss)	(.161)	.392	(.526)	.443	.492	.528
Total from investment operations	.001	.719	(.231)	.761	.923	.971
Distributions from net investment income	(.011)	(.284)	(.310)	(.315)	(.436)	(.476)
Distributions from net realized gain	(.010)	(.005)	(.159)	(.356)	(.347)	(.145)
Total distributions	(.021)	(.289)	(.469)	(.671)	(.783)	(.621)
Net asset value, end of period	$ 12.77	$ 12.79	$ 12.36	$ 13.06	$ 12.97	$ 12.83
Total ReturnB, C, D	.01%	5.83%	(1.78)%	5.90%	7.33%	7.80%
Ratios to Average Net Assets F, H
Expenses before reductions	.43%A	.42%	.42%	.42%	.43%	.43%
Expenses net of fee waivers, if any	.43%A	.42%	.42%	.42%	.42%	.42%
Expenses net of all reductions	.43%A	.42%	.42%	.42%	.42%	.42%
Net investment income (loss)	2.53%A	2.56%	2.29%	2.39%	3.30%	3.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,103,188	$ 1,081,564	$ 981,378	$ 1,149,849	$ 1,116,778	$ 1,110,373
Portfolio turnover rateG	6% A	7%	4%	2%	5%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.66	$ 12.24	$ 12.94	$ 12.86	$ 12.73	$ 12.39
Income from Investment Operations
Net investment income (loss) E	.153	.312	.280	.302	.415	.427
Net realized and unrealized gain (loss)	(.163)	.391	(.523)	.436	.485	.521
Total from investment operations	(.010)	.703	(.243)	.738	.900	.948
Distributions from net investment income	(.010)	(.278)	(.298)	(.302)	(.423)	(.463)
Distributions from net realized gain	(.010)	(.005)	(.159)	(.356)	(.347)	(.145)
Total distributions	(.020)	(.283)	(.457)	(.658)	(.770)	(.608)
Net asset value, end of period	$ 12.63	$ 12.66	$ 12.24	$ 12.94	$ 12.86	$ 12.73
Total ReturnB, C, D	(.08)%	5.75%	(1.89)%	5.77%	7.21%	7.68%
Ratios to Average Net Assets F, H
Expenses before reductions	.53%A	.52%	.52%	.52%	.52%	.53%
Expenses net of fee waivers, if any	.53%A	.52%	.52%	.52%	.52%	.52%
Expenses net of all reductions	.53%A	.52%	.52%	.52%	.52%	.52%
Net investment income (loss)	2.43%A	2.46%	2.19%	2.29%	3.20%	3.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 561,664	$ 432,656	$ 265,505	$ 288,708	$ 277,732	$ 283,962
Portfolio turnover rateG	6% A	7%	4%	2%	5%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.51	$ 12.10	$ 12.79	$ 12.72	$ 12.60	$ 12.26
Income from Investment Operations
Net investment income (loss) E	.142	.289	.257	.279	.391	.402
Net realized and unrealized gain (loss)	(.162)	.379	(.510)	.430	.478	.520
Total from investment operations	(.020)	.668	(.253)	.709	.869	.922
Distributions from net investment income	(.010)	(.253)	(.278)	(.283)	(.402)	(.437)
Distributions from net realized gain	(.010)	(.005)	(.159)	(.356)	(.347)	(.145)
Total distributions	(.020)	(.258)	(.437)	(.639)	(.749)	(.582)
Net asset value, end of period	$ 12.47	$ 12.51	$ 12.10	$ 12.79	$ 12.72	$ 12.60
Total ReturnB, C, D	(.16)%	5.53%	(1.99)%	5.60%	7.03%	7.55%
Ratios to Average Net Assets F, H
Expenses before reductions	.68%A	.67%	.67%	.67%	.67%	.68%
Expenses net of fee waivers, if any	.68%A	.67%	.67%	.67%	.67%	.67%
Expenses net of all reductions	.68%A	.67%	.67%	.67%	.67%	.67%
Net investment income (loss)	2.28%A	2.31%	2.04%	2.14%	3.05%	3.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,203,264	$ 1,082,467	$ 1,115,493	$ 1,198,326	$ 972,651	$ 1,011,652
Portfolio turnover rateG	6% A	7%	4%	2%	5%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.75	$ 12.32	$ 13.02	$ 12.93	$ 12.80	$ 12.45
Income from Investment Operations
Net investment income (loss) E	.159	.322	.290	.313	.426	.438
Net realized and unrealized gain (loss)	(.168)	.395	(.526)	.444	.484	.529
Total from investment operations	(.009)	.717	(.236)	.757	.910	.967
Distributions from net investment income	(.011)	(.282)	(.305)	(.311)	(.433)	(.472)
Distributions from net realized gain	(.010)	(.005)	(.159)	(.356)	(.347)	(.145)
Total distributions	(.021)	(.287)	(.464)	(.667)	(.780)	(.617)
Net asset value, end of period	$ 12.72	$ 12.75	$ 12.32	$ 13.02	$ 12.93	$ 12.80
Total ReturnB, C, D	(.07)%	5.83%	(1.82)%	5.89%	7.25%	7.79%
Ratios to Average Net Assets F, H
Expenses before reductions	.46%A	.45%	.45%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.46%A	.45%	.45%	.46%	.45%	.45%
Expenses net of all reductions	.46%A	.45%	.45%	.46%	.45%	.45%
Net investment income (loss)	2.50%A	2.53%	2.26%	2.36%	3.27%	3.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 797,574	$ 759,351	$ 582,454	$ 744,227	$ 612,611	$ 537,936
Portfolio turnover rateG	6% A	7%	4%	2%	5%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

1. Organization.

VIP Investment Grade Bond Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .01%
Fidelity VIP Investment Grade Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swaps	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each Fund's investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 120,819,504
Gross unrealized depreciation	(25,805,292)
Net unrealized appreciation (depreciation) on securities	$ 95,014,212

Tax cost	$ 3,576,527,400

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $319,765,291 and $611,722, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 269,614
Service Class 2	1,413,133
$ 1,682,747

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% (.10% for Investor Class) of class-level average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 382,019
Service Class	183,878
Service Class 2	385,573
Investor Class	412,120
$ 1,363,590

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,673 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015	Year ended December 31, 2014
From net investment income
Initial Class	$ 938,401	$ 23,476,631
Service Class	402,324	9,308,715
Service Class 2	868,374	21,500,125
Investor Class	670,271	16,358,718
Total	$ 2,879,370	$ 70,644,189
From net realized gain
Initial Class	$ 853,091	$ 396,937
Service Class	402,324	119,370
Service Class 2	868,374	452,134
Investor Class	609,337	246,966
Total	$ 2,733,126	$ 1,215,407

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Initial Class
Shares sold	9,136,707	14,887,162	$ 117,809,771	$ 191,382,664
Reinvestment of distributions	139,199	1,874,260	1,791,492	23,873,568
Shares redeemed	(7,425,470)	(11,623,368)	(95,848,236)	(148,686,558)
Net increase (decrease)	1,850,436	5,138,054	$ 23,753,027	$ 66,569,674
Service Class
Shares sold	13,778,310	15,305,544	$ 175,900,903	$ 196,687,350
Reinvestment of distributions	63,159	747,760	804,648	9,428,085
Shares redeemed	(3,551,267)	(3,573,520)	(45,319,068)	(45,315,403)
Net increase (decrease)	10,290,202	12,479,784	$ 131,386,483	$ 160,800,032
Service Class 2
Shares sold	16,767,678	9,674,571	$ 211,959,870	$ 121,180,701
Reinvestment of distributions	137,947	1,762,226	1,736,748	21,952,259
Shares redeemed	(6,955,747)	(17,157,102)	(87,767,532)	(214,534,274)
Net increase (decrease)	9,949,878	(5,720,305)	$ 125,929,086	$ (71,401,314)
Investor Class
Shares sold	6,792,215	16,034,544	$ 87,386,512	$ 205,597,932
Reinvestment of distributions	99,736	1,307,748	1,279,608	16,605,684
Shares redeemed	(3,766,192)	(5,058,062)	(48,306,120)	(64,278,831)
Net increase (decrease)	3,125,759	12,284,230	$ 40,360,000	$ 157,924,785

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 22% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 22% of the total outstanding shares of the Fund.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	24,469,831,790.28	97.003
Withheld	756,086,184.43	2.997
TOTAL	25,225,917,974.71	100.000
John Engler
Affirmative	24,404,438,415.74	96.744
Withheld	821,479,558.97	3.256
TOTAL	25,225,917,974.71	100.000
Albert R. Gamper, Jr.
Affirmative	24,431,670,090.08	96.852
Withheld	794,247,884.63	3.148
TOTAL	25,225,917,974.71	100.000
Robert F. Gartland
Affirmative	24,472,637,370.54	97.014
Withheld	753,280,604.17	2.986
TOTAL	25,225,917,974.71	100.000
Abigail P. Johnson
Affirmative	24,442,024,432.82	96.893
Withheld	783,893,541.89	3.107
TOTAL	25,225,917,974.71	100.000
Arthur E. Johnson
Affirmative	24,444,583,833.78	96.903
Withheld	781,334,140.93	3.097
TOTAL	25,225,917,974.71	100.000
Michael E. Kenneally
Affirmative	24,475,874,452.78	97.027
Withheld	750,043,521.93	2.973
TOTAL	25,225,917,974.71	100.000
James H. Keyes
Affirmative	24,434,496,321.71	96.863
Withheld	791,421,653.00	3.137
TOTAL	25,225,917,974.71	100.000
Marie L. Knowles
Affirmative	24,446,177,909.79	96.909
Withheld	779,740,064.92	3.091
TOTAL	25,225,917,974.71	100.000
Geoffrey A. von Kuhn
Affirmative	24,444,403,935.60	96.902
Withheld	781,514,039.11	3.098
TOTAL	25,225,917,974.71	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

The following are the financial statements for the Fidelity VIP Investment
Grade Central Fund as of June 30, 2015 which is a direct investment of
VIP Investment Grade Bond Portfolio.

Not Part of Financial Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Actual	.0018%	$ 1,000.00	$ 1,001.70	$ .01
Hypothetical A		$ 1,000.00	$ 1,024.79	$ .01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Not Part of Financial Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
U.S. Government and U.S. Government Agency Obligations 38.3%	U.S. Government and U.S. Government Agency Obligations 47.2%
AAA 3.8%	AAA 3.7%
AA 4.2%	AA 3.0%
A 15.6%	A 10.5%
BBB 30.6%	BBB 28.1%
BB and Below 6.9%	BB and Below 2.6%
Not Rated 0.1%	Not Rated 0.0%†
Short-Term Investments and Net Other Assets 0.5%	Short-Term Investments and Net Other Assets 4.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of June 30, 2015
6 months ago
Years	7.4	7.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2015
6 months ago
Years	5.4	5.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of June 30, 2015*		As of December 31, 2014**
	Corporate Bonds 47.6%		Corporate Bonds 37.5%
	U.S. Government and U.S. Government Agency Obligations 38.3%		U.S. Government and U.S. Government Agency Obligations 47.2%
	Asset-Backed Securities 1.1%		Asset-Backed Securities 0.7%
	CMOs and Other Mortgage Related Securities 7.7%		CMOs and Other Mortgage Related Securities 6.7%
	Municipal Bonds 4.3%		Municipal Bonds 2.5%
	Other Investments 0.5%		Other Investments 0.5%
	Short-Term Investments and Net Other Assets (Liabilities) 0.5%		Short-Term Investments and Net Other Assets (Liabilities) 4.9%
* Foreign investments	13.2%	** Foreign investments	6.3%
* Futures and Swaps	0.0%†	** Futures and Swaps	0.0%†
† Amount represents less than 0.1%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Not Part of Financial Report

Investments June 30, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds - 47.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.2%
Automobiles - 1.0%
Daimler Finance North America LLC 1.45% 8/1/16 (b)	$ 2,724,000	$ 2,734,485
General Motors Co.:
3.5% 10/2/18	3,528,000	3,642,695
6.25% 10/2/43	599,000	666,965
General Motors Financial Co., Inc.:
2.4% 4/10/18	9,383,000	9,401,625
2.625% 7/10/17	1,120,000	1,132,013
3% 9/25/17	2,587,000	2,640,429
3.25% 5/15/18	1,860,000	1,903,662
3.5% 7/10/19	4,187,000	4,275,693
4.25% 5/15/23	2,080,000	2,102,031
4.375% 9/25/21	15,702,000	16,270,915
4.75% 8/15/17	1,940,000	2,047,808
		46,818,321
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	416,000	422,696
4.25% 6/15/23	2,932,000	3,035,828
		3,458,524
Media - 1.1%
21st Century Fox America, Inc. 7.75% 12/1/45	3,169,000	4,300,701
AOL Time Warner, Inc. 7.625% 4/15/31	1,625,000	2,110,201
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	4,711,000	5,313,867
Discovery Communications LLC:
3.25% 4/1/23	604,000	580,698
6.35% 6/1/40	2,421,000	2,650,402
Thomson Reuters Corp.:
1.3% 2/23/17	1,374,000	1,370,627
3.85% 9/29/24	3,379,000	3,352,857
Time Warner Cable, Inc.:
4% 9/1/21	7,363,000	7,551,368
5.5% 9/1/41	666,000	619,218
5.85% 5/1/17	1,239,000	1,322,908
6.55% 5/1/37	4,799,000	4,982,144
6.75% 7/1/18	4,425,000	4,931,136
7.3% 7/1/38	2,781,000	3,124,768
8.25% 4/1/19	7,716,000	9,068,908
Time Warner, Inc. 6.5% 11/15/36	2,337,000	2,736,966
Viacom, Inc.:
2.5% 9/1/18	546,000	551,376
3.5% 4/1/17	1,312,000	1,354,842
		55,922,987
TOTAL CONSUMER DISCRETIONARY		106,199,832

	Principal Amount	Value
CONSUMER STAPLES - 1.3%
Food & Staples Retailing - 0.1%
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	$ 2,460,000	$ 2,461,341
3.3% 11/18/21	2,918,000	2,894,519
		5,355,860
Food Products - 0.1%
ConAgra Foods, Inc. 1.9% 1/25/18	1,554,000	1,530,137
The J.M. Smucker Co. 1.75% 3/15/18 (b)	3,100,000	3,096,348
		4,626,485
Tobacco - 1.1%
Altria Group, Inc.:
4% 1/31/24	2,227,000	2,258,385
4.25% 8/9/42	2,952,000	2,610,554
4.75% 5/5/21	4,000,000	4,330,272
5.375% 1/31/44	4,099,000	4,339,767
Reynolds American, Inc.:
2.3% 6/12/18	2,110,000	2,125,848
3.25% 6/12/20	1,745,000	1,765,943
3.25% 11/1/22	2,224,000	2,139,455
4% 6/12/22	3,228,000	3,293,538
4.45% 6/12/25	7,107,000	7,230,051
4.75% 11/1/42	3,437,000	3,107,347
5.7% 8/15/35	1,215,000	1,256,293
5.85% 8/15/45	9,320,000	9,798,955
6.15% 9/15/43	4,000,000	4,281,844
7.25% 6/15/37	2,962,000	3,542,324
		52,080,576
TOTAL CONSUMER STAPLES		62,062,921
ENERGY - 8.2%
Energy Equipment & Services - 0.4%
DCP Midstream LLC:
4.75% 9/30/21 (b)	3,739,000	3,690,655
5.35% 3/15/20 (b)	3,724,000	3,825,122
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	3,902,000	3,942,553
5% 10/1/21	1,517,000	1,603,575
Noble Holding International Ltd.:
4% 3/16/18	342,000	349,977
5.95% 4/1/25	2,180,000	2,146,469
6.95% 4/1/45	2,104,000	1,932,402
Transocean, Inc. 5.55% 12/15/16	2,488,000	2,584,335
		20,075,088
Oil, Gas & Consumable Fuels - 7.8%
Anadarko Petroleum Corp. 6.375% 9/15/17	6,869,000	7,536,062
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
BP Capital Markets PLC:
1.674% 2/13/18	$ 11,342,000	$ 11,376,321
2.315% 2/13/20	16,534,000	16,461,300
4.5% 10/1/20	1,811,000	1,979,177
4.742% 3/11/21	3,000,000	3,307,134
Canadian Natural Resources Ltd.:
1.75% 1/15/18	1,762,000	1,749,280
3.8% 4/15/24	6,783,000	6,697,765
Cenovus Energy, Inc. 5.7% 10/15/19	3,719,000	4,151,114
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (b)	894,000	900,445
3.3% 6/1/20 (b)	4,379,000	4,392,268
4.5% 6/1/25 (b)	1,336,000	1,315,955
ConocoPhillips Co. 5.75% 2/1/19	3,900,000	4,405,850
DCP Midstream Operating LP:
2.5% 12/1/17	1,990,000	1,925,779
2.7% 4/1/19	4,300,000	4,048,214
3.875% 3/15/23	1,771,000	1,634,245
5.6% 4/1/44	1,227,000	1,090,932
Duke Energy Field Services 6.45% 11/3/36 (b)	2,477,000	2,367,673
El Paso Natural Gas Co. 5.95% 4/15/17	3,330,000	3,561,212
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)	3,540,000	3,538,474
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	1,253,000	1,209,918
3.9% 5/15/24 (b)	1,322,000	1,226,018
Enbridge Energy Partners LP 4.2% 9/15/21	4,399,000	4,495,004
EnLink Midstream Partners LP 2.7% 4/1/19	6,288,000	6,203,766
Enterprise Products Operating LP:
1.65% 5/7/18	1,969,000	1,966,015
2.55% 10/15/19	863,000	862,071
3.7% 2/15/26	4,800,000	4,664,232
3.75% 2/15/25	2,900,000	2,837,926
Marathon Petroleum Corp. 5.125% 3/1/21	2,187,000	2,399,412
Motiva Enterprises LLC 5.75% 1/15/20 (b)	1,496,000	1,643,595
MPLX LP 4% 2/15/25	683,000	665,391
Nakilat, Inc. 6.067% 12/31/33 (b)	1,808,000	2,085,980
Petro-Canada 6.05% 5/15/18	1,480,000	1,642,852
Petrobras Global Finance BV:
1.896% 5/20/16 (f)	3,810,000	3,753,574
3% 1/15/19	446,000	412,175
3.25% 3/17/17	14,978,000	14,769,956
4.375% 5/20/23	7,020,000	6,115,894

	Principal Amount	Value
4.875% 3/17/20	$ 21,747,000	$ 20,677,917
5.625% 5/20/43	6,681,000	5,163,745
7.25% 3/17/44	24,245,000	22,508,088
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	3,612,000	3,627,423
5.375% 1/27/21	17,294,000	16,633,369
5.75% 1/20/20	6,461,000	6,401,817
5.875% 3/1/18	1,901,000	1,939,020
6.125% 10/6/16	2,000,000	2,055,000
7.875% 3/15/19	4,277,000	4,543,072
Petroleos Mexicanos:
3.125% 1/23/19	642,000	648,099
3.5% 7/18/18	5,440,000	5,607,008
3.5% 7/23/20 (b)	32,555,000	32,912,454
3.5% 1/30/23	3,410,000	3,235,067
4.5% 1/23/26 (b)	6,809,000	6,655,117
4.875% 1/24/22	3,398,000	3,533,478
4.875% 1/18/24	4,539,000	4,652,475
5.5% 1/21/21	3,601,000	3,905,285
5.5% 6/27/44	7,799,000	7,175,080
5.625% 1/23/46 (b)	8,402,000	7,844,947
6% 3/5/20	1,625,000	1,815,938
6.375% 1/23/45	4,048,000	4,154,260
6.5% 6/2/41	7,675,000	7,982,000
8% 5/3/19	2,537,000	2,972,349
Phillips 66 Co. 4.3% 4/1/22	3,770,000	3,952,871
Phillips 66 Partners LP 2.646% 2/15/20	375,000	368,586
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	1,784,000	1,794,062
6.125% 1/15/17	1,250,000	1,336,035
Shell International Finance BV 4.375% 5/11/45	10,660,000	10,481,616
Southwestern Energy Co.:
3.3% 1/23/18	1,762,000	1,806,009
4.05% 1/23/20	3,196,000	3,281,886
Spectra Energy Capital, LLC 3.3% 3/15/23	5,000,000	4,579,515
Spectra Energy Partners, LP:
2.95% 6/15/16	668,000	677,332
2.95% 9/25/18	733,000	749,235
Suncor Energy, Inc. 6.1% 6/1/18	4,665,000	5,194,729
The Williams Companies, Inc.:
3.7% 1/15/23	1,208,000	1,123,412
4.55% 6/24/24	13,337,000	12,906,962
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	615,000	640,105
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Western Gas Partners LP 5.375% 6/1/21	$ 4,325,000	$ 4,663,942
Williams Partners LP 4.3% 3/4/24	3,059,000	3,004,516
		372,596,800
TOTAL ENERGY		392,671,888
FINANCIALS - 25.9%
Banks - 12.4%
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (b)	4,235,000	4,266,763
4% 4/14/19 (b)	5,277,000	5,329,770
5.5% 7/12/20 (b)	28,200,000	29,328,000
5.75% 9/26/23 (b)	3,877,000	3,957,254
6.5% 6/10/19 (b)	1,340,000	1,445,525
Bank of America Corp.:
2.25% 4/21/20	9,408,000	9,228,608
2.6% 1/15/19	7,155,000	7,228,160
2.65% 4/1/19	1,857,000	1,877,694
3.875% 3/22/17	10,557,000	10,974,445
3.95% 4/21/25	6,000,000	5,786,586
4.2% 8/26/24	4,984,000	4,964,931
4.25% 10/22/26	4,261,000	4,150,529
5.75% 12/1/17	12,290,000	13,386,071
5.875% 1/5/21	1,785,000	2,040,369
6.5% 8/1/16	3,000,000	3,164,361
Bank of America NA:
1.65% 3/26/18	6,382,000	6,369,319
5.3% 3/15/17	3,403,000	3,603,872
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.7% 3/5/18 (b)	13,516,000	13,479,236
2.3% 3/5/20 (b)	11,510,000	11,451,069
Barclays PLC:
2% 3/16/18	17,646,000	17,607,302
2.75% 11/8/19	3,581,000	3,555,202
Capital One NA:
1.65% 2/5/18	20,761,000	20,630,932
2.95% 7/23/21	5,645,000	5,544,649
Citigroup, Inc.:
1.3% 11/15/16	6,383,000	6,377,613
1.7% 4/27/18	4,662,000	4,629,660
1.8% 2/5/18	68,000,000	67,804,160
1.85% 11/24/17	8,579,000	8,598,363
2.5% 7/29/19	12,575,000	12,583,953
3.875% 3/26/25	9,500,000	9,086,380
4.05% 7/30/22	1,800,000	1,841,031
4.3% 11/20/26	9,000,000	8,785,638
5.5% 9/13/25	1,663,000	1,794,698
6.125% 5/15/18	1,159,000	1,292,696

	Principal Amount	Value
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)	$ 4,259,000	$ 4,344,031
Credit Suisse AG 6% 2/15/18	6,486,000	7,115,123
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20 (b)	4,667,000	4,607,510
3.75% 3/26/25 (b)	4,660,000	4,479,248
Discover Bank:
4.2% 8/8/23	2,849,000	2,880,028
7% 4/15/20	2,309,000	2,685,131
8.7% 11/18/19	1,503,000	1,826,793
Fifth Third Bancorp:
4.5% 6/1/18	1,179,000	1,248,180
8.25% 3/1/38	4,319,000	6,203,535
HBOS PLC 6.75% 5/21/18 (b)	2,600,000	2,881,330
HSBC Holdings PLC 4.25% 3/14/24	2,200,000	2,218,938
HSBC U.S.A., Inc. 1.625% 1/16/18	3,721,000	3,721,022
Huntington Bancshares, Inc. 7% 12/15/20	1,004,000	1,194,804
Huntington National Bank 2% 6/30/18	6,000,000	5,999,178
Intesa Sanpaolo SpA 5.017% 6/26/24 (b)	1,214,000	1,177,870
JPMorgan Chase & Co.:
2.75% 6/23/20	11,510,000	11,501,310
3.875% 9/10/24	42,574,000	41,732,610
4.125% 12/15/26	22,108,000	21,701,213
KeyBank NA:
5.45% 3/3/16	1,618,000	1,667,514
6.95% 2/1/28	800,000	1,019,414
Marshall & Ilsley Bank 5% 1/17/17	4,952,000	5,195,752
Mizuho Bank Ltd. 1.8% 3/26/18 (b)	20,622,000	20,617,587
MUFG Americas Holdings Corp.:
1.625% 2/9/18	1,334,000	1,328,285
2.25% 2/10/20	4,493,000	4,435,579
PNC Bank NA:
1.6% 6/1/18	1,450,000	1,446,936
2.3% 6/1/20	1,450,000	1,439,579
Regions Bank:
6.45% 6/26/37	7,720,000	9,125,349
7.5% 5/15/18	13,237,000	15,186,334
Regions Financial Corp. 2% 5/15/18	4,497,000	4,491,644
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	40,344,000	40,241,042
6% 12/19/23	8,517,000	9,007,613
6.1% 6/10/23	11,522,000	12,236,041
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Royal Bank of Scotland Group PLC: - continued
6.125% 12/15/22	$ 8,239,000	$ 8,861,555
The Toronto Dominion Bank 1.625% 3/13/18	20,050,000	20,147,403
		596,130,320
Capital Markets - 4.9%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	5,125,000	4,955,388
4.25% 2/15/24	3,833,000	3,944,199
Deutsche Bank AG 4.5% 4/1/25	7,720,000	7,350,150
Deutsche Bank AG London Branch 1.875% 2/13/18	24,542,000	24,455,293
Goldman Sachs Group, Inc.:
1.748% 9/15/17	13,467,000	13,446,005
2.55% 10/23/19	59,670,000	59,762,369
2.625% 1/31/19	16,652,000	16,906,975
2.9% 7/19/18	6,251,000	6,405,725
5.25% 7/27/21	1,125,000	1,248,051
5.625% 1/15/17	3,000,000	3,176,382
5.95% 1/18/18	755,000	829,589
6.15% 4/1/18	5,954,000	6,616,966
Lazard Group LLC:
4.25% 11/14/20	3,307,000	3,473,914
6.85% 6/15/17	689,000	752,570
Morgan Stanley:
1.875% 1/5/18	4,357,000	4,366,568
2.125% 4/25/18	4,257,000	4,283,589
2.375% 7/23/19	12,594,000	12,501,887
2.65% 1/27/20	15,070,000	15,030,532
4.875% 11/1/22	7,751,000	8,235,197
5% 11/24/25	1,047,000	1,094,383
5.45% 1/9/17	4,980,000	5,276,698
5.75% 1/25/21	3,512,000	3,984,058
6.625% 4/1/18	10,165,000	11,400,261
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	5,000,000	4,950,930
UBS AG Stamford Branch:
1.375% 6/1/17	3,574,000	3,565,115
1.8% 3/26/18	6,894,000	6,880,322
2.35% 3/26/20	1,450,000	1,435,793
		236,328,909
Consumer Finance - 1.9%
Discover Financial Services:
3.85% 11/21/22	5,040,000	4,998,183
3.95% 11/6/24	2,847,000	2,762,316
Ford Motor Credit Co. LLC:
1.461% 3/27/17	24,000,000	23,881,392

	Principal Amount	Value
1.5% 1/17/17	$ 2,686,000	$ 2,682,589
1.7% 5/9/16	6,586,000	6,594,147
2.24% 6/15/18	5,000,000	5,000,720
2.875% 10/1/18	4,500,000	4,569,633
General Electric Capital Corp. 5.625% 5/1/18	9,700,000	10,730,877
Hyundai Capital America:
1.45% 2/6/17 (b)	5,241,000	5,223,637
1.625% 10/2/15 (b)	1,373,000	1,374,665
1.875% 8/9/16 (b)	1,083,000	1,089,365
2% 3/19/18 (b)	6,308,000	6,307,148
2.125% 10/2/17 (b)	4,770,000	4,816,703
2.875% 8/9/18 (b)	1,921,000	1,965,337
Synchrony Financial:
1.875% 8/15/17	994,000	993,426
3% 8/15/19	1,459,000	1,468,298
3.75% 8/15/21	2,203,000	2,217,458
4.25% 8/15/24	2,218,000	2,224,443
		88,900,337
Insurance - 2.0%
AFLAC, Inc. 2.4% 3/16/20	4,500,000	4,529,592
AIA Group Ltd. 2.25% 3/11/19 (b)	913,000	906,373
American International Group, Inc. 5.6% 10/18/16	3,756,000	3,962,760
Aon Corp.:
3.125% 5/27/16	3,681,000	3,754,208
3.5% 9/30/15	1,538,000	1,547,108
5% 9/30/20	1,402,000	1,545,352
Five Corners Funding Trust 4.419% 11/15/23 (b)	4,110,000	4,239,884
Liberty Mutual Group, Inc. 5% 6/1/21 (b)	4,093,000	4,462,021
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,278,000	2,515,550
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (b)	5,285,000	4,673,351
5.375% 12/1/41 (b)	1,135,000	1,230,819
MetLife, Inc.:
1.903% 12/15/17 (f)	886,000	889,805
4.368% 9/15/23	3,574,000	3,796,607
4.75% 2/8/21	1,477,000	1,629,805
6.75% 6/1/16	3,234,000	3,401,955
Metropolitan Life Global Funding I 3% 1/10/23 (b)	2,636,000	2,587,144
Pacific Life Insurance Co. 9.25% 6/15/39 (b)	2,297,000	3,420,637
Pacific LifeCorp:
5.125% 1/30/43 (b)	5,252,000	5,273,565
6% 2/10/20 (b)	4,627,000	5,223,374
Prudential Financial, Inc.:
2.3% 8/15/18	599,000	603,757
4.5% 11/16/21	2,157,000	2,347,170
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.: - continued
6.2% 11/15/40	$ 1,297,000	$ 1,513,641
7.375% 6/15/19	1,250,000	1,481,064
Symetra Financial Corp. 6.125% 4/1/16 (b)	6,355,000	6,543,794
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)	5,347,000	5,432,793
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (b)	1,222,000	1,230,062
4.125% 11/1/24 (b)	1,771,000	1,781,089
Unum Group:
4% 3/15/24	5,930,000	5,994,750
5.625% 9/15/20	2,889,000	3,247,967
5.75% 8/15/42	5,234,000	5,692,352
		95,458,349
Real Estate Investment Trusts - 2.6%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	879,000	868,799
4.6% 4/1/22	1,200,000	1,263,014
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,184,000	1,161,201
American Tower Corp. 2.8% 6/1/20	9,000,000	8,867,025
AvalonBay Communities, Inc.:
3.625% 10/1/20	1,872,000	1,948,638
4.2% 12/15/23	4,000,000	4,177,580
Boston Properties, Inc. 3.85% 2/1/23	4,708,000	4,815,065
Camden Property Trust:
2.95% 12/15/22	1,607,000	1,529,160
4.25% 1/15/24	3,408,000	3,501,389
Corporate Office Properties LP 5% 7/1/25	2,283,000	2,284,678
DDR Corp.:
3.625% 2/1/25	2,136,000	2,048,061
4.625% 7/15/22	2,855,000	2,994,558
4.75% 4/15/18	3,691,000	3,936,256
7.5% 4/1/17	1,944,000	2,130,634
9.625% 3/15/16	1,253,000	1,321,812
Duke Realty LP:
3.625% 4/15/23	2,123,000	2,095,938
3.75% 12/1/24	1,576,000	1,556,229
3.875% 10/15/22	3,512,000	3,551,770
4.375% 6/15/22	2,340,000	2,442,831
5.5% 3/1/16	1,270,000	1,303,418
5.95% 2/15/17	86,000	92,115
6.5% 1/15/18	2,445,000	2,730,442

	Principal Amount	Value
Equity One, Inc.:
3.75% 11/15/22	$ 5,500,000	$ 5,431,822
6% 9/15/17	2,405,000	2,612,018
ERP Operating LP:
2.375% 7/1/19	2,683,000	2,692,358
4.625% 12/15/21	5,595,000	6,098,298
4.75% 7/15/20	2,827,000	3,111,557
5.375% 8/1/16	1,066,000	1,114,279
5.75% 6/15/17	5,343,000	5,776,793
Federal Realty Investment Trust 5.9% 4/1/20	1,046,000	1,197,059
HCP, Inc. 3.75% 2/1/16	2,272,000	2,301,475
Health Care REIT, Inc.:
2.25% 3/15/18	1,731,000	1,742,956
4.7% 9/15/17	568,000	604,188
HRPT Properties Trust 6.25% 6/15/17	3,000,000	3,164,379
Lexington Corporate Properties Trust 4.4% 6/15/24	1,441,000	1,445,300
Omega Healthcare Investors, Inc.:
4.5% 1/15/25 (b)	1,371,000	1,346,962
4.5% 4/1/27 (b)	16,195,000	15,508,445
4.95% 4/1/24	1,354,000	1,383,102
Retail Opportunity Investments Partnership LP:
4% 12/15/24	978,000	966,227
5% 12/15/23	737,000	772,299
Simon Property Group LP 4.125% 12/1/21	2,399,000	2,574,513
Weingarten Realty Investors 3.375% 10/15/22	812,000	788,453
WP Carey, Inc. 4% 2/1/25	5,360,000	5,125,007
		122,378,103
Real Estate Management & Development - 2.1%
BioMed Realty LP:
2.625% 5/1/19	2,289,000	2,277,706
3.85% 4/15/16	5,219,000	5,316,778
4.25% 7/15/22	1,842,000	1,863,653
6.125% 4/15/20	1,392,000	1,574,192
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,271,000	4,232,053
4.1% 10/1/24	4,251,000	4,186,406
4.55% 10/1/29	4,251,000	4,228,538
4.95% 4/15/18	3,196,000	3,405,012
5.7% 5/1/17	5,000,000	5,328,530
6% 4/1/16	1,005,000	1,037,560
Digital Realty Trust LP:
3.95% 7/1/22	3,213,000	3,202,667
5.25% 3/15/21	1,953,000	2,135,213
Essex Portfolio LP 5.5% 3/15/17	670,000	712,821
Liberty Property LP:
3.375% 6/15/23	2,202,000	2,124,349
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Liberty Property LP: - continued
4.125% 6/15/22	$ 2,007,000	$ 2,041,663
4.4% 2/15/24	4,876,000	5,029,170
4.75% 10/1/20	4,185,000	4,505,634
5.5% 12/15/16	2,290,000	2,416,399
6.625% 10/1/17	2,673,000	2,947,212
Mack-Cali Realty LP:
2.5% 12/15/17	2,995,000	3,005,923
3.15% 5/15/23	4,988,000	4,407,437
4.5% 4/18/22	1,218,000	1,202,880
Mid-America Apartments LP:
4.3% 10/15/23	831,000	860,058
5.5% 10/1/15	6,290,000	6,356,882
Post Apartment Homes LP 3.375% 12/1/22	790,000	762,035
Reckson Operating Partnership LP 6% 3/31/16	4,360,000	4,503,004
Regency Centers LP:
5.25% 8/1/15	1,468,000	1,472,733
5.875% 6/15/17	2,430,000	2,625,999
Tanger Properties LP:
3.75% 12/1/24	2,960,000	2,920,573
3.875% 12/1/23	1,792,000	1,807,572
6.125% 6/1/20	4,876,000	5,563,418
Ventas Realty LP:
1.55% 9/26/16	2,853,000	2,863,242
3.5% 2/1/25	1,277,000	1,221,669
4.375% 2/1/45	763,000	676,650
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	2,696,000	2,711,262
4% 4/30/19	1,357,000	1,432,931
		102,959,824
TOTAL FINANCIALS		1,242,155,842
HEALTH CARE - 3.1%
Biotechnology - 0.2%
Amgen, Inc.:
1.25% 5/22/17	4,146,000	4,142,327
2.2% 5/22/19	4,398,000	4,383,139
		8,525,466
Health Care Equipment & Supplies - 0.4%
Becton, Dickinson & Co. 2.675% 12/15/19	1,327,000	1,325,815

	Principal Amount	Value
Zimmer Biomet Holdings, Inc.:
1.45% 4/1/17	$ 8,772,000	$ 8,773,781
2% 4/1/18	9,035,000	9,033,735
		19,133,331
Health Care Providers & Services - 0.7%
Cardinal Health, Inc. 1.95% 6/15/18	1,393,000	1,394,596
Express Scripts Holding Co. 4.75% 11/15/21	4,787,000	5,188,787
HCA Holdings, Inc.:
3.75% 3/15/19	6,803,000	6,854,023
4.25% 10/15/19	11,265,000	11,532,544
4.75% 5/1/23	215,000	217,688
5.875% 3/15/22	260,000	282,750
6.5% 2/15/20	7,140,000	7,978,950
Medco Health Solutions, Inc. 4.125% 9/15/20	2,723,000	2,889,934
		36,339,272
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	1,129,000	1,126,987
2.4% 2/1/19	712,000	710,754
4.15% 2/1/24	1,093,000	1,112,239
		2,949,980
Pharmaceuticals - 1.7%
AbbVie, Inc.:
1.75% 11/6/17	4,266,000	4,278,363
1.8% 5/14/18	12,344,000	12,297,908
2.9% 11/6/22	4,038,000	3,906,446
3.2% 11/6/22	4,580,000	4,529,574
3.6% 5/14/25	5,737,000	5,661,616
Actavis Funding SCS:
1.85% 3/1/17	16,317,000	16,394,571
2.35% 3/12/18	11,511,000	11,572,135
3% 3/12/20	3,962,000	3,972,745
3.45% 3/15/22	6,868,000	6,796,655
3.8% 3/15/25	4,972,000	4,876,707
Mylan, Inc. 1.35% 11/29/16	1,345,000	1,340,771
Perrigo Co. PLC:
1.3% 11/8/16	1,103,000	1,098,216
2.3% 11/8/18	1,180,000	1,180,561
Perrigo Finance PLC:
3.5% 12/15/21	1,065,000	1,066,132
4.9% 12/15/44	696,000	669,054
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,428,000	1,429,462
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Zoetis, Inc.:
1.875% 2/1/18	$ 676,000	$ 673,307
3.25% 2/1/23	1,649,000	1,595,561
		83,339,784
TOTAL HEALTH CARE		150,287,833
INDUSTRIALS - 0.5%
Airlines - 0.1%
Continental Airlines, Inc.:
6.648% 3/15/19	394,466	407,010
6.795% 2/2/20	456,082	482,307
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	2,288,929	2,581,742
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	754,654	782,953
8.36% 1/20/19	2,861,993	3,087,374
		7,341,386
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.125% 1/15/18	2,155,000	2,133,450
3.75% 2/1/22	4,522,000	4,515,212
3.875% 4/1/21	4,057,000	4,097,570
4.25% 9/15/24	3,565,000	3,538,263
4.75% 3/1/20	3,519,000	3,738,938
		18,023,433
TOTAL INDUSTRIALS		25,364,819
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.0%
Amphenol Corp. 3.125% 9/15/21	1,394,000	1,393,469
Tyco Electronics Group SA 2.375% 12/17/18	832,000	840,892
		2,234,361
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc. 4.375% 5/13/45	10,649,000	10,470,800
TOTAL INFORMATION TECHNOLOGY		12,705,161
MATERIALS - 0.8%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	3,587,000	3,758,419
4.25% 11/15/20	1,931,000	2,057,847
		5,816,266

	Principal Amount	Value
Metals & Mining - 0.7%
Alcoa, Inc. 5.125% 10/1/24	$ 2,956,000	$ 2,992,950
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (b)	3,750,000	3,857,258
4.5% 8/13/23 (b)	9,000,000	9,479,529
4.875% 11/4/44 (b)	1,712,000	1,635,210
Freeport-McMoRan, Inc. 2.3% 11/14/17	2,852,000	2,845,298
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18	4,174,000	4,194,903
Vale Overseas Ltd.:
4.375% 1/11/22	3,818,000	3,730,003
6.25% 1/23/17	3,115,000	3,294,362
		32,029,513
TOTAL MATERIALS		37,845,779
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.0%
AT&T, Inc. 2.45% 6/30/20	3,187,000	3,121,268
CenturyLink, Inc.:
5.15% 6/15/17	330,000	342,375
6% 4/1/17	825,000	860,063
6.15% 9/15/19	2,305,000	2,426,013
Embarq Corp.:
7.082% 6/1/16	2,793,000	2,904,318
7.995% 6/1/36	29,008,000	32,161,170
Verizon Communications, Inc.:
1.35% 6/9/17	6,483,000	6,472,848
2.625% 2/21/20	6,253,000	6,233,647
4.5% 9/15/20	11,000,000	11,855,272
5.012% 8/21/54	9,569,000	8,747,109
6.25% 4/1/37	1,380,000	1,540,827
6.4% 9/15/33	4,059,000	4,639,161
6.55% 9/15/43	11,032,000	12,898,548
		94,202,619
Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de CV 2.375% 9/8/16	5,411,000	5,479,287
TOTAL TELECOMMUNICATION SERVICES		99,681,906
UTILITIES - 3.3%
Electric Utilities - 2.3%
AmerenUE 6.4% 6/15/17	3,819,000	4,184,165
American Electric Power Co., Inc. 1.65% 12/15/17	1,748,000	1,749,711
American Transmission Systems, Inc. 5% 9/1/44 (b)	1,565,000	1,584,785
Dayton Power & Light Co. 1.875% 9/15/16	1,393,000	1,400,409
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)	2,664,000	3,049,095
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Duquesne Light Holdings, Inc.: - continued
6.4% 9/15/20 (b)	$ 7,513,000	$ 8,697,049
Edison International 3.75% 9/15/17	2,401,000	2,518,875
Entergy Corp. 4% 7/15/22	4,900,000	4,932,124
Eversource Energy:
1.45% 5/1/18	1,125,000	1,117,806
2.8% 5/1/23	5,110,000	4,904,164
Exelon Corp.:
1.55% 6/9/17	934,000	935,099
3.95% 6/15/25	4,402,000	4,421,281
FirstEnergy Corp.:
2.75% 3/15/18	10,464,000	10,613,102
4.25% 3/15/23	11,729,000	11,788,091
7.375% 11/15/31	5,897,000	7,167,862
FirstEnergy Solutions Corp. 6.05% 8/15/21	7,286,000	7,974,243
IPALCO Enterprises, Inc. 3.45% 7/15/20 (b)	7,767,000	7,728,165
LG&E and KU Energy LLC:
2.125% 11/15/15	2,670,000	2,679,874
3.75% 11/15/20	525,000	548,057
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,596,681
NV Energy, Inc. 6.25% 11/15/20	1,238,000	1,433,966
Pennsylvania Electric Co. 6.05% 9/1/17	2,905,000	3,170,258
Pepco Holdings, Inc. 2.7% 10/1/15	2,535,000	2,545,003
Progress Energy, Inc.:
4.4% 1/15/21	4,274,000	4,570,359
5.625% 1/15/16	2,000,000	2,050,262
TECO Finance, Inc.:
4% 3/15/16	1,075,000	1,097,828
5.15% 3/15/20	1,545,000	1,720,693
		108,179,007
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,182,000	1,219,176
Multi-Utilities - 1.0%
Dominion Resources, Inc.:
1.25% 3/15/17	8,300,000	8,280,238
2.5818% 9/30/66 (f)	15,230,000	13,678,916
MidAmerican Energy Holdings, Co. 1.1% 5/15/17	5,903,000	5,875,705
NiSource Finance Corp.:
5.45% 9/15/20	4,156,000	4,675,970
6.4% 3/15/18	1,300,000	1,456,222
PG&E Corp. 2.4% 3/1/19	600,000	600,377

	Principal Amount	Value
Puget Energy, Inc.:
6% 9/1/21	$ 4,807,000	$ 5,503,126
6.5% 12/15/20	1,534,000	1,794,140
Sempra Energy 2.3% 4/1/17	4,185,000	4,245,992
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	1,426,000	1,326,180
		47,436,866
TOTAL UTILITIES		156,835,049
TOTAL NONCONVERTIBLE BONDS (Cost $2,260,798,737)		2,285,811,030
U.S. Government and Government Agency Obligations - 18.7%

U.S. Treasury Inflation-Protected Obligations - 4.4%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	48,368,665	43,849,960
1.375% 2/15/44	47,587,031	50,427,640
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	63,648,000	61,786,952
0.25% 1/15/25	54,000,000	52,838,581
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		208,903,133
U.S. Treasury Obligations - 14.3%
U.S. Treasury Bonds 3% 5/15/45	113,999,000	111,184,593
U.S. Treasury Notes:
0.5% 4/30/17	59,895,000	59,773,353
0.625% 5/31/17	361,926,000	361,728,016
1.125% 6/15/18	25,207,000	25,287,738
1.5% 5/31/20	10,154,000	10,088,161
2% 2/15/25 (d)(e)	39,775,000	38,587,955
2.125% 5/15/25	83,029,000	81,387,849
TOTAL U.S. TREASURY OBLIGATIONS		688,037,665
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $909,786,533)		896,940,798
U.S. Government Agency - Mortgage Securities - 21.1%

Fannie Mae - 14.0%
1.688% 5/1/34 (f)	773,508	799,825
1.773% 9/1/33 (f)	364,172	379,649
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
1.931% 10/1/33 (f)	$ 22,930	$ 23,941
1.94% 7/1/35 (f)	22,661	23,872
2.05% 3/1/35 (f)	5,632	5,827
2.052% 6/1/36 (f)	84,011	89,824
2.06% 10/1/33 (f)	546,857	580,749
2.105% 7/1/34 (f)	40,170	42,575
2.289% 11/1/36 (f)	821,975	875,453
2.321% 7/1/35 (f)	56,504	60,064
2.376% 2/1/36 (f)	572,380	613,791
2.377% 8/1/36 (f)	1,424,549	1,528,060
2.409% 7/1/37 (f)	110,587	118,588
2.421% 10/1/33 (f)	50,933	54,634
2.445% 12/1/35 (f)	287,770	308,591
2.457% 5/1/36 (f)	259,154	277,354
2.458% 3/1/35 (f)	36,134	38,760
2.481% 9/1/36 (f)	787,769	844,764
2.5% 9/1/27 to 1/1/43	43,157,093	43,339,049
2.557% 6/1/42 (f)	543,025	562,126
2.607% 5/1/35 (f)	140,129	150,311
2.96% 11/1/40 (f)	323,636	339,582
2.982% 9/1/41 (f)	351,097	367,436
3% 8/1/29 to 3/1/44	61,517,181	61,597,635
3% 7/1/45 (c)	16,500,000	16,402,031
3% 7/1/45 (c)	65,700,000	65,309,906
3% 7/1/45 (c)	15,900,000	15,805,594
3.059% 10/1/41 (f)	150,079	155,575
3.234% 7/1/41 (f)	569,928	604,439
3.308% 10/1/41 (f)	308,574	324,603
3.5% 10/1/25 to 7/1/44	35,444,503	36,655,294
3.5% 7/1/45 (c)	16,600,000	17,078,546
3.5% 7/1/45 (c)	48,800,000	50,206,811
3.5% 7/1/45 (c)	54,700,000	56,276,897
3.554% 7/1/41 (f)	613,819	650,677
4% 9/1/26 to 4/1/45	71,366,203	75,934,471
4% 7/1/45 (c)	22,500,000	23,807,813
4% 7/1/45 (c)	10,200,000	10,792,875
4% 7/1/45 (c)	13,400,000	14,178,875
4% 7/1/45 (c)	47,300,000	50,049,313
4.5% 5/1/25 to 4/1/45	46,915,232	50,919,928
4.5% 7/1/45 (c)	2,000,000	2,160,469
5% 9/1/20 to 10/1/41	8,065,083	8,948,364
5.5% 3/1/18 to 3/1/41	38,489,123	43,337,550
6% 10/1/34 to 1/1/42	9,700,395	11,152,217
6.5% 2/1/17 to 8/1/36	3,727,410	4,233,935
7% 11/1/23 to 8/1/32	774,680	889,786
7.5% 7/1/16 to 11/1/31	655,984	771,345

	Principal Amount	Value
8% 1/1/30 to 5/1/30	$ 33,224	$ 40,047
8.5% 3/1/25 to 6/1/25	554	663
TOTAL FANNIE MAE		669,710,484
Freddie Mac - 3.8%
1.914% 3/1/36 (f)	124,138	130,064
2.03% 4/1/35 (f)	633,915	665,127
2.373% 1/1/35 (f)	90,055	96,599
2.722% 3/1/33 (f)	7,131	7,647
2.776% 11/1/35 (f)	260,272	279,103
3% 8/1/42 to 3/1/43	20,134,835	20,094,962
3.072% 10/1/35 (f)	90,158	95,591
3.217% 9/1/41 (f)	345,913	362,301
3.242% 4/1/41 (f)	373,066	392,072
3.292% 6/1/41 (f)	426,565	451,886
3.47% 5/1/41 (f)	400,401	421,834
3.5% 1/1/42 to 6/1/45	57,707,494	59,443,196
3.5% 7/1/45 (c)	1,400,000	1,437,625
3.624% 6/1/41 (f)	601,420	638,741
3.705% 5/1/41 (f)	526,997	560,084
4% 6/1/24 to 10/1/44	39,162,666	41,624,163
4.5% 7/1/25 to 3/1/44	26,649,078	28,935,668
5% 1/1/35 to 6/1/41	8,318,469	9,300,640
5.5% 1/1/38 to 6/1/41	12,072,653	13,502,487
6% 4/1/32 to 8/1/37	1,619,186	1,848,512
7.5% 5/1/17 to 11/1/31	69,095	81,622
8% 7/1/17 to 5/1/27	4,222	5,030
8.5% 3/1/20 to 1/1/28	69,414	82,332
TOTAL FREDDIE MAC		180,457,286
Ginnie Mae - 3.3%
3% 6/20/42 to 6/20/45	27,601,041	27,863,543
3.5% 1/15/41 to 4/20/45	42,763,328	44,403,583
3.5% 7/1/45 (c)	1,100,000	1,139,617
3.5% 7/1/45 (c)	1,300,000	1,346,820
4% 2/15/40 to 11/20/44	30,073,687	32,076,954
4% 7/1/45 (c)	5,300,000	5,610,133
4% 7/1/45 (c)	2,500,000	2,646,289
4% 7/1/45 (c)	4,000,000	4,234,062
4.5% 5/15/39 to 5/20/41	30,129,109	32,814,392
5% 3/15/39 to 4/15/41	4,155,065	4,665,253
5.5% 6/15/35	1,252,930	1,425,494
6.5% 4/15/35 to 11/15/35	133,174	154,557
7% 1/15/28 to 7/15/32	1,619,224	1,902,216
7.5% 4/15/22 to 10/15/28	405,872	476,048
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
8% 2/15/17 to 9/15/30	$ 27,683	$ 32,617
8.5% 3/15/30	4,067	4,537
TOTAL GINNIE MAE		160,796,115
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,007,553,809)		1,010,963,885
Asset-Backed Securities - 1.1%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.8898% 4/25/35 (f)	234,160	211,420
Airspeed Ltd. Series 2007-1A Class C1, 2.6855% 6/15/32 (b)(f)	2,162,672	962,389
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2348% 12/25/33 (f)	17,626	16,387
Series 2004-R2 Class M3, 1.0098% 4/25/34 (f)	31,593	23,604
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9648% 3/25/34 (f)	16,878	15,797
Series 2004-W11 Class M2, 1.237% 11/25/34 (f)	198,000	194,337
Series 2004-W7 Class M1, 1.0098% 5/25/34 (f)	209,000	202,765
Series 2006-W4 Class A2C, 0.3448% 5/25/36 (f)	409,990	148,481
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.012% 4/25/34 (f)	613,015	566,700
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17	4,260,000	4,273,342
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.327% 12/25/36 (f)	635,000	425,819
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (b)	12,102	12,106
Series 2013-2A Class A, 1.75% 11/15/17 (b)	820,741	821,762
Citibank Credit Card Issuance Trust Series 2014-A8 Class A8, 1.73% 4/9/20	8,400,000	8,461,614
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.437% 3/25/32 (MGIC Investment Corp. Insured) (f)	11,075	9,894

	Principal Amount	Value
Series 2004-3 Class M4, 1.642% 4/25/34 (f)	$ 25,134	$ 22,322
Series 2004-4 Class M2, 0.982% 6/25/34 (f)	38,394	34,976
Series 2004-7 Class AF5, 5.868% 1/25/35	1,233,683	1,286,773
Fannie Mae Series 2004-T5 Class AB3, 0.9809% 5/28/35 (f)	13,702	12,703
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3598% 8/25/34 (f)	102,000	95,397
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.012% 3/25/34 (f)	3,077	2,849
Ford Credit Floorplan Master Owner Trust Series 2015-1 Class B, 1.62% 1/15/20	5,416,000	5,407,069
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.922% 1/25/35 (f)	334,000	285,729
Class M4, 1.207% 1/25/35 (f)	122,221	79,869
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.662% 2/25/47 (b)(f)	425,398	402,633
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (b)	104,315	3,197
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.477% 8/25/33 (f)	163,872	158,699
Series 2003-5 Class A2, 0.887% 12/25/33 (f)	11,595	11,101
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.377% 1/25/37 (f)	436,000	288,455
Invitation Homes Trust Series 2015-SFR3 Class E, 3.183% 8/17/32 (b)(f)	2,165,000	2,160,052
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3113% 11/25/36 (f)	148,586	148,197
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.612% 12/27/29 (f)	49,023	48,840
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.487% 5/25/37 (f)	113,354	1,747
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.162% 7/25/34 (f)	18,424	16,927
Series 2006-FM1 Class A2B, 0.2948% 4/25/37 (f)	106,907	101,088
Series 2006-OPT1 Class A1A, 0.707% 6/25/35 (f)	299,466	290,166
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.867% 8/25/34 (f)	20,187	19,054
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I Trust: - continued
Series 2004-NC6 Class M3, 2.362% 7/25/34 (f)	$ 58,405	$ 52,428
Series 2004-NC8 Class M6, 2.062% 9/25/34 (f)	66,289	59,068
Series 2005-NC1 Class M1, 0.847% 1/25/35 (f)	110,087	104,166
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.697% 9/25/35 (f)	503,000	447,859
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0598% 9/25/34 (f)	188,000	179,804
Class M4, 2.3598% 9/25/34 (f)	241,000	114,923
Series 2005-WCH1 Class M4, 1.432% 1/25/36 (f)	520,000	462,747
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.987% 4/25/33 (f)	1,796	1,734
Santander Drive Auto Receivables Trust:
Series 2014-4 Class C, 2.6% 11/16/20	2,365,000	2,398,067
Series 2015-1:
Class A3, 1.27% 2/15/19	12,161,000	12,163,116
Class C, 2.57% 4/15/21	8,000,000	8,024,592
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9763% 3/25/35 (f)	292,840	269,773
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2359% 6/15/33 (f)	241,501	232,994
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.912% 9/25/34 (f)	15,453	13,577
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.047% 9/25/34 (f)	10,148	9,165
Whinstone Capital Management Ltd. Series 1A Class B3, 2.077% 10/25/44 (b)(f)	630,180	628,343
TOTAL ASSET-BACKED SECURITIES (Cost $52,919,111)		52,386,616
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.2%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.747% 1/25/35 (f)	392,418	381,773
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.3868% 12/20/54 (b)(f)	2,117,000	2,083,340

	Principal Amount	Value
Series 2006-2 Class C1, 1.1268% 12/20/54 (f)	$ 1,885,000	$ 1,842,534
Series 2006-3 Class C2, 1.1868% 12/20/54 (f)	396,000	388,634
Series 2006-4:
Class C1, 0.9468% 12/20/54 (f)	647,000	627,070
Class M1, 0.5268% 12/20/54 (f)	279,000	270,630
Series 2007-1:
Class 1C1, 0.7868% 12/20/54 (f)	654,000	629,043
Class 1M1, 0.4868% 12/20/54 (f)	425,000	410,763
Class 2C1, 1.0468% 12/20/54 (f)	298,000	290,190
Class 2M1, 0.6868% 12/20/54 (f)	546,000	533,005
Series 2007-2 Class 2C1, 1.0453% 12/17/54 (f)	757,000	737,194
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7251% 1/20/44 (f)	151,584	151,137
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.397% 5/25/47 (f)	147,354	137,136
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.357% 2/25/37 (f)	229,806	206,618
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.477% 7/25/35 (f)	386,169	364,065
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5315% 6/10/35 (b)(f)	72,926	66,547
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2236% 7/20/34 (f)	8,400	8,236
TOTAL PRIVATE SPONSOR		9,127,915
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	525,412	569,642
Series 1999-57 Class PH, 6.5% 12/25/29	414,982	477,876
Series 2002-9 Class PC, 6% 3/25/17	18,178	18,739
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac planned amortization class Series 2500 Class TE, 5.5% 9/15/17	$ 569,765	$ 592,067
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2007-35 Class SC, 39.0999% 6/16/37 (f)(h)	53,260	101,108
TOTAL U.S. GOVERNMENT AGENCY		1,759,432
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,552,144)		10,887,347
Commercial Mortgage Securities - 7.5%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2:
Class A4, 5.7275% 5/10/45 (f)	2,245,000	2,282,321
Class AAB, 5.7095% 5/10/45 (f)	6,512	6,462
Series 2006-3 Class A4, 5.889% 7/10/44	20,405,861	21,017,588
Series 2006-5 Class A2, 5.317% 9/10/47	486,314	486,274
Series 2006-4 Class A1A, 5.617% 7/10/46 (f)	9,792,089	10,145,868
Series 2007-2 Class A4, 5.6132% 4/10/49 (f)	5,232,000	5,473,577
Series 2007-3:
Class A3, 5.5756% 6/10/49 (f)	4,287,270	4,284,209
Class A4, 5.5756% 6/10/49 (f)	2,811,723	2,970,912
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	7,536,960	7,939,532
Bayview Commercial Asset Trust floater:
Series 2005-4A:
Class A2, 0.577% 1/25/36 (b)(f)	433,450	386,313
Class M1, 0.637% 1/25/36 (b)(f)	90,693	73,551
Class M2, 0.657% 1/25/36 (b)(f)	27,360	21,442
Class M3, 0.687% 1/25/36 (b)(f)	39,773	30,175
Series 2007-1 Class A2, 0.457% 3/25/37 (b)(f)	122,782	102,840

	Principal Amount	Value
Series 2007-2A:
Class A1, 0.457% 7/25/37 (b)(f)	$ 128,631	$ 110,824
Class A2, 0.507% 7/25/37 (b)(f)	120,399	99,145
Class M2, 0.597% 7/25/37 (b)(f)	66,888	43,580
Class M3, 0.677% 7/25/37 (b)(f)	50,693	20,523
Series 2007-3:
Class A2, 0.477% 7/25/37 (b)(f)	177,971	146,292
Class M1, 0.497% 7/25/37 (b)(f)	72,908	57,031
Class M2, 0.527% 7/25/37 (b)(f)	76,647	53,253
Class M3, 0.557% 7/25/37 (b)(f)	167,502	73,252
Class M4, 0.687% 7/25/37 (b)(f)	264,713	80,659
Class M5, 0.787% 7/25/37 (b)(f)	91,495	15,786
C-BASS Trust floater Series 2006-SC1 Class A, 0.4548% 5/25/36 (b)(f)	112,908	107,900
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.186% 12/15/27 (b)(f)	1,795,000	1,790,123
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (b)(f)	2,236,000	2,263,463
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48	867,921	899,903
Series 2007-CD4:
Class A3, 5.293% 12/11/49	566,446	570,507
Class A4, 5.322% 12/11/49	16,150,000	16,827,363
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.0355% 4/15/17 (b)(f)	44,103	44,113
sequential payer Series 2006-C7 Class A1A, 5.7394% 6/10/46 (f)	7,419,530	7,639,920
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (f)	10,599	10,612
Series 2007-C3 Class A4, 5.7% 6/15/39 (f)	2,210,654	2,330,153
Series 2007-C5 Class A4, 5.695% 9/15/40 (f)	2,750,000	2,918,011
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0% 9/15/34 (b)(f)(g)	$ 4,900	$ 0
CSMC Series 2015-TOWN:
Class B, 2.0815% 3/15/17 (b)(f)	870,000	865,800
Class C, 2.4315% 3/15/17 (b)(f)	848,000	844,315
Class D, 3.3815% 3/15/17 (b)(f)	1,283,000	1,275,919
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (b)(f)	4,550,000	4,623,515
Class CFX, 3.3822% 12/15/19 (b)(f)	3,823,000	3,814,324
Class DFX, 3.3822% 12/15/19 (b)(f)	3,240,000	3,200,027
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	12,036,500	12,564,108
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	1,894,666	1,991,937
Series 2006-GG7 Class A4, 6.0132% 7/10/38 (f)	7,894,275	8,069,402
GS Mortgage Securities Corp. II Series 2006-GG6 Class A4, 5.553% 4/10/38 (f)	1,180,000	1,186,694
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39	830,417	860,911
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (b)	890,000	898,192
Class DFX, 4.4065% 11/5/30 (b)	8,320,000	8,421,464
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.4655% 11/15/18 (b)(f)	32,896	32,562
Class F, 0.5155% 11/15/18 (b)(f)	88,352	86,811
Class G, 0.5455% 11/15/18 (b)(f)	76,973	74,864
Class H, 0.6855% 11/15/18 (b)(f)	58,914	56,786
Series 2014-BXH:
Class C, 1.8355% 4/15/27 (b)(f)	1,359,000	1,356,949
Class D, 2.4355% 4/15/27 (b)(f)	2,897,000	2,887,909

	Principal Amount	Value
sequential payer:
Series 2006-CB16:
Class A1A, 5.546% 5/12/45	$ 5,639,208	$ 5,846,291
Class A4, 5.552% 5/12/45	1,621,763	1,664,513
Series 2006-CB17 Class A4, 5.429% 12/12/43	2,677,647	2,781,598
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	2,185,879	2,264,455
Series 2007-CB18 Class A4, 5.44% 6/12/47	821,128	860,937
Series 2007-CB19 Class A4, 5.8849% 2/12/49 (f)	4,954,594	5,272,277
Series 2007-LD11 Class A4, 5.7736% 6/15/49 (f)	6,664,597	7,056,522
Series 2007-LDPX Class A3, 5.42% 1/15/49	5,052,840	5,286,645
Series 2006-LDP7 Class A4, 5.905% 4/15/45 (f)	8,989,341	9,194,073
Series 2007-CB20 Class A1A, 5.746% 2/12/51	15,041,797	16,148,693
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (f)	523,462	5,577
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9033% 7/15/44 (f)	3,683,720	3,938,677
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C1 Class A4, 5.424% 2/15/40	12,005,500	12,595,474
Series 2007-C2 Class A3, 5.43% 2/15/40	949,613	1,003,133
Series 2006-C1 Class AM, 5.217% 2/15/31 (f)	1,936,000	1,964,341
Series 2007-C7 Class A3, 5.866% 9/15/45	4,451,966	4,816,721
Merrill Lynch Mortgage Trust Series 2007-C1 Class A4, 5.8368% 6/12/50 (f)	10,916,000	11,536,717
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class A3, 5.172% 12/12/49 (f)	428,705	445,533
Series 2007-5 Class A4, 5.378% 8/12/48	2,313,382	2,411,238
Series 2007-6 Class A4, 5.485% 3/12/51 (f)	3,875,000	4,094,430
Series 2007-9 Class A4, 5.7% 9/12/49	5,500,000	5,859,332
Series 2007-7 Class B, 5.7472% 6/12/50 (f)	317,397	11,873
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.386% 7/15/19 (b)(f)	$ 113,478	$ 113,558
Series 2007-XLFA:
Class D, 0.3756% 10/15/20 (b)(f)	233,831	232,132
Class E, 0.4356% 10/15/20 (b)(f)	294,000	289,504
Class F, 0.4856% 10/15/20 (b)(f)	176,000	173,360
Class G, 0.5256% 10/15/20 (b)(f)	218,000	214,786
Class H, 0.6156% 10/15/20 (b)(f)	137,000	132,240
Class J, 0.7615% 10/15/20 (b)(f)	79,407	72,677
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44	818,518	817,894
Series 2007-HQ12 Class A2, 5.6783% 4/12/49 (f)	809,205	808,010
Series 2007-IQ14:
Class A4, 5.692% 4/15/49	25,182,000	26,631,073
Class B, 5.7209% 4/15/49 (f)	2,175,000	146,826
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	4,222,584	5,470,358
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A:
Class G, 0.5453% 9/15/21 (b)(f)	37,290	36,748
Class J, 0.7853% 9/15/21 (b)(f)	139,000	131,954
sequential payer:
Series 2006-C28 Class A4, 5.572% 10/15/48	3,468,733	3,599,699
Series 2006-C29 Class A1A, 5.297% 11/15/48	3,229,871	3,386,397
Series 2007-C30 Class A5, 5.342% 12/15/43	20,930,000	21,979,261
Series 2007-C31 Class A4, 5.509% 4/15/47	8,121,000	8,496,564
Series 2007-C32 Class A3, 5.716% 6/15/49 (f)	11,032,000	11,697,255
Series 2007-C33 Class A4, 5.9513% 2/15/51 (f)	7,651,424	8,042,113
Series 2006-C23 Class A5, 5.416% 1/15/45 (f)	3,010,000	3,049,500
Series 2006-C26 Class A1A, 6.009% 6/15/45 (f)	4,562,784	4,717,837

	Principal Amount	Value
Series 2006-C27 Class A1A, 5.749% 7/15/45 (f)	$ 8,123,598	$ 8,405,991
Series 2007-C31 Class C, 5.672% 4/15/47 (f)	2,455,000	2,397,450
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $366,680,662)		360,538,203
Municipal Securities - 4.3%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (f)	1,200,000	1,200,000
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	805,000	1,130,083
6.65% 3/1/22	4,360,000	5,264,962
7.3% 10/1/39	6,270,000	8,868,413
7.5% 4/1/34	5,055,000	7,024,226
7.55% 4/1/39	6,085,000	8,796,293
7.6% 11/1/40	10,310,000	15,064,766
7.625% 3/1/40	20,390,000	29,863,806
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	880,000	864,292
Series 2010 C1, 7.781% 1/1/35	10,090,000	10,554,342
Series 2012 B, 5.432% 1/1/42	1,205,000	995,848
6.314% 1/1/44	5,300,000	4,701,418
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	2,520,000	2,588,796
4.95% 6/1/23	4,760,000	4,812,408
5.1% 6/1/33	55,215,000	51,457,619
Series 2010 5, 6.2% 7/1/21	1,875,000	2,018,363
Series 2010-1, 6.63% 2/1/35	12,290,000	12,795,734
Series 2010-3:
5.547% 4/1/19	120,000	127,238
6.725% 4/1/35	8,355,000	8,854,713
7.35% 7/1/35	5,540,000	6,132,392
Series 2011:
4.961% 3/1/16	365,000	373,585
5.365% 3/1/17	140,000	146,125
5.665% 3/1/18	4,465,000	4,777,282
5.877% 3/1/19	14,325,000	15,446,648
Series 2013:
2.69% 12/1/17	1,225,000	1,224,731
3.14% 12/1/18	1,270,000	1,263,447
TOTAL MUNICIPAL SECURITIES (Cost $211,156,921)		206,347,530
Supranational Obligations - 0.0%
	Principal Amount	Value

KeyBank NA 1.7% 6/1/18 (Cost $1,448,476)	$ 1,450,000	$ 1,449,187
Bank Notes - 0.5%

Discover Bank:
(Delaware) 3.2% 8/9/21	6,249,000	6,154,771
3.1% 6/4/20	6,380,000	6,367,999
KeyBank NA 2.25% 3/16/20	9,000,000	8,915,886
TOTAL BANK NOTES (Cost $21,598,182)		21,438,656
Money Market Funds - 5.6%
	Shares
Fidelity Cash Central Fund, 0.15% (a) (Cost $270,965,628)	270,965,628	270,965,628
TOTAL INVESTMENT PORTFOLIO - 106.6% (Cost $5,111,460,203)		5,117,728,880
NET OTHER ASSETS (LIABILITIES) - (6.6)%		(317,195,528)
NET ASSETS - 100%		$ 4,800,533,352
TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 7/1/45	$ (25,700,000)	$ (25,547,406)
4% 7/1/45	(1,600,000)	(1,693,000)
4% 7/1/45	(12,800,000)	(13,544,000)
4% 7/1/45	(4,000,000)	(4,232,500)
4.5% 7/1/45	(2,000,000)	(2,160,469)
TOTAL FANNIE MAE		(47,177,375)
Freddie Mac
3.5% 7/1/45	(16,200,000)	(16,635,375)
Ginnie Mae
4% 7/1/45	(2,800,000)	(2,963,844)
4% 7/1/45	(2,500,000)	(2,646,289)
4% 7/1/45	(2,500,000)	(2,646,289)
TOTAL GINNIE MAE		(8,256,422)
TOTAL TBA SALE COMMITMENTS (Proceeds $72,310,289)		$ (72,069,172)
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	$ 46,188	$ (43,031)	$ 0	$ (43,031)
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Credit Suisse International	4.25%	80,238	(74,754)	0	(74,754)
TOTAL CREDIT DEFAULT SWAPS						$ (117,785)	$ 0	$ (117,785)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $360,391,224 or 7.5% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,183,590.

(e) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $877,021.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 168,401
Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,285,811,030	$ -	$ 2,285,811,030	$ -
U.S. Government and Government Agency Obligations	896,940,798	-	896,940,798	-
U.S. Government Agency - Mortgage Securities	1,010,963,885	-	1,010,963,885	-
Asset-Backed Securities	52,386,616	-	51,221,462	1,165,154
Collateralized Mortgage Obligations	10,887,347	-	10,887,347	-
Commercial Mortgage Securities	360,538,203	-	360,465,526	72,677
Municipal Securities	206,347,530	-	206,347,530	-
Supranational Obligations	1,449,187	-	1,449,187	-
Bank Notes	21,438,656	-	21,438,656	-
Money Market Funds	270,965,628	270,965,628	-	-
Total Investments in Securities:	$ 5,117,728,880	$ 270,965,628	$ 4,845,525,421	$ 1,237,831
Derivative Instruments:
Liabilities
Swaps	$ (117,785)	$ -	$ (117,785)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (72,069,172)	$ -	$ (72,069,172)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (117,785)
Total Value of Derivatives	$ -	$ (117,785)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	86.8%
United Kingdom	3.2%
Mexico	2.2%
Netherlands	1.7%
Cayman Islands	1.1%
Luxembourg	1.0%
Others (Individually Less Than 1%)	4.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Not Part of Financial Report

Financial Statements

Statement of Assets and Liabilities

		June 30, 2015

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,840,494,575)	$ 4,846,763,252
Fidelity Central Funds (cost $270,965,628)	270,965,628
Total Investments (cost $5,111,460,203)		$ 5,117,728,880
Cash		21
Receivable for investments sold		31,026,401
Receivable for TBA sale commitments		72,310,289
Interest receivable		30,607,959
Distributions receivable from Fidelity Central Funds		25,501
Total assets		5,251,699,051

Liabilities
Payable for investments purchased
Regular delivery	$ 36,942,393
Delayed delivery	341,097,758
TBA sale commitments, at value	72,069,172
Payable for fund shares redeemed	910,751
Bi-lateral OTC swaps, at value	117,785
Other payables and accrued expenses	27,840
Total liabilities		451,165,699

Net Assets		$ 4,800,533,352
Net Assets consist of:
Paid in capital		$ 4,747,322,065
Undistributed net investment income		4,821,762
Accumulated undistributed net realized gain (loss) on investments		41,997,516
Net unrealized appreciation (depreciation) on investments		6,392,009
Net Assets, for 45,546,499 shares outstanding		$ 4,800,533,352
Net Asset Value, offering price and redemption price per share ($4,800,533,352 ÷ 45,546,499 shares)		$ 105.40

Statement of Operations

	Six months ended June 30, 2015

Investment Income
Interest		$ 68,002,750
Income from Fidelity Central Funds		168,401
Total income		68,171,151

Expenses
Custodian fees and expenses	$ 41,861
Independent trustees' compensation	9,038
Total expenses before reductions	50,899
Expense reductions	(11,654)	39,245
Net investment income (loss)		68,131,906
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	46,630,106
Futures contracts	312,563
Swaps	(61,270)
Total net realized gain (loss)		46,881,399
Change in net unrealized appreciation (depreciation) on: Investment securities	(111,167,773)
Swaps	75,275
Delayed delivery commitments	327,554
Total change in net unrealized appreciation (depreciation)		(110,764,944)
Net gain (loss)		(63,883,545)
Net increase (decrease) in net assets resulting from operations		$ 4,248,361

See accompanying notes which are an integral part of the financial statements.

Not Part of Financial Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2015	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 68,131,906	$ 125,558,728
Net realized gain (loss)	46,881,399	18,392,238
Change in net unrealized appreciation (depreciation)	(110,764,944)	112,392,803
Net increase (decrease) in net assets resulting from operations	4,248,361	256,343,769
Distributions to shareholders from net investment income	(65,343,296)	(122,583,776)
Share transactions
Proceeds from sales of shares	439,303,672	489,849,977
Reinvestment of distributions	65,343,296	122,583,763
Cost of shares redeemed	(36,861,343)	(298,099,997)
Net increase (decrease) in net assets resulting from share transactions	467,785,625	314,333,743
Total increase (decrease) in net assets	406,690,690	448,093,736

Net Assets
Beginning of period	4,393,842,662	3,945,748,926
End of period (including undistributed net investment income of $4,821,762 and undistributed net investment income of $2,033,152, respectively)	$ 4,800,533,352	$ 4,393,842,662
Other Information Shares
Sold	4,101,225	4,633,829
Issued in reinvestment of distributions	609,313	1,157,237
Redeemed	(343,124)	(2,814,399)
Net increase (decrease)	4,367,414	2,976,667

Financial Highlights

	Six months ended June 30,	Years ended December 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 106.70	$ 103.29	$ 108.89	$ 107.64	$ 105.18	$ 104.52
Income from Investment Operations
Net investment income (loss) D	1.563	3.178	2.829	3.111	3.817	3.943
Net realized and unrealized gain (loss)	(1.361)	3.336	(4.398)	3.442	4.385	4.424
Total from investment operations	.202	6.514	(1.569)	6.553	8.202	8.367
Distributions from net investment income	(1.502)	(3.104)	(2.826)	(3.056)	(3.851)	(3.947)
Distributions from net realized gain	-	-	(1.205)	(2.247)	(1.891)	(3.760)
Total distributions	(1.502)	(3.104)	(4.031)	(5.303)	(5.742)	(7.707)
Net asset value, end of period	$ 105.40	$ 106.70	$ 103.29	$ 108.89	$ 107.64	$ 105.18
Total ReturnB, C	.17%	6.37%	(1.46)%	6.16%	7.96%	8.12%
Ratios to Average Net Assets E, H
Expenses before reductions G	-%A	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	-%A	-%	-%	-%	-%	-%
Expenses net of all reductions G	-%A	-%	-%	-%	-%	-%
Net investment income (loss)	2.95%A	3.01%	2.68%	2.84%	3.57%	3.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,800,533	$ 4,393,843	$ 3,945,749	$ 4,252,424	$ 3,790,381	$ 3,758,091
Portfolio turnover rate F	344%A	151%	333%	291%	302%	230%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Not Part of Financial Report

Notes to Financial Statements

For the period ended June 30, 2015

10. Organization.

Fidelity® VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds).

11. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

12. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be

Not Part of Financial Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 78,987,557
Gross unrealized depreciation	(70,905,170)
Net unrealized appreciation (depreciation) on securities	$ 8,082,387

Tax cost	$ 5,109,646,493

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (4,366,398)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest

Not Part of Financial Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

13. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a

Not Part of Financial Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ (61,270)	$ 75,275
Interest Risk
Futures Contracts	312,563	-
TotalsA	$ 251,293	$ 75,275

A A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Not Part of Financial Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

14. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,299,180,467 and $421,373,064, respectively.

15. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

16. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $153,240.

Not Part of Financial Report

17. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $9,038.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,616.

18. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund according to the following schedule.

Fund	Ownership %
VIP Asset Manager Portfolio	10.6%
VIP Asset Manager: Growth Portfolio	1.0%
VIP Balanced Portfolio	18.5%
VIP Investment Grade Bond Portfolio	69.9%

19. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Not Part of Financial Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments Money Management, Inc.

FMR Investment Management (U.K.) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPIGB-SANN-0815
1.705629.117
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Proxy Voting Results

Fidelity® Variable Insurance Products:

Investor Freedom® Funds -

Income, 2005, 2010, 2015, 2020, 2025, 2030

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
VIP Investor Freedom Income PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Investor Freedom 2005 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Investor Freedom 2010 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Investor Freedom 2015 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Investor Freedom 2020 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Investor Freedom 2025 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
VIP Investor Freedom 2030 PortfolioSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
VIP Investor Freedom Income	.00%
Actual		$ 1,000.00	$ 1,012.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
VIP Investor Freedom 2005	.00%
Actual		$ 1,000.00	$ 1,018.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
VIP Investor Freedom 2010	.00%
Actual		$ 1,000.00	$ 1,023.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
VIP Investor Freedom 2015	.00%
Actual		$ 1,000.00	$ 1,026.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
VIP Investor Freedom 2020	.00%
Actual		$ 1,000.00	$ 1,029.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
VIP Investor Freedom 2025	.00%
Actual		$ 1,000.00	$ 1,032.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
VIP Investor Freedom 2030	.00%
Actual		$ 1,000.00	$ 1,038.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

Semiannual Report

VIP Investor Freedom Income Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	3.2	3.2
VIP Equity-Income Portfolio Investor Class	3.3	3.4
VIP Growth & Income Portfolio Investor Class	3.8	3.8
VIP Growth Portfolio Investor Class	3.2	3.3
VIP Mid Cap Portfolio Investor Class	0.9	1.0
VIP Value Portfolio Investor Class	2.4	2.5
VIP Value Strategies Portfolio Investor Class	1.2	1.2
	18.0	18.4
International Equity Funds
VIP Emerging Markets Portfolio Investor Class	3.1	2.5
VIP Overseas Portfolio Investor Class	4.4	5.4
	7.5	7.9
Bond Funds
VIP High Income Portfolio Investor Class	4.0	3.8
VIP Investment Grade Bond Portfolio Investor Class	43.5	44.5
	47.5	48.3
Short-Term Funds
VIP Money Market Portfolio Investor Class	27.0	25.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%.

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	18.0%
International Equity Funds	7.5%
Bond Funds	47.5%
Short-Term Funds	27.0%

Six months ago
Domestic Equity Funds	18.4%
International Equity Funds	7.9%
Bond Funds	48.3%
Short-Term Funds	25.4%

Semiannual Report

VIP Investor Freedom Income Portfolio

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 18.0%
	Shares	Value
VIP Contrafund Portfolio Investor Class (b)	61,149	$ 2,158,560
VIP Equity-Income Portfolio Investor Class (b)	101,580	2,268,289
VIP Growth & Income Portfolio Investor Class (b)	129,144	2,590,620
VIP Growth Portfolio Investor Class (b)	34,094	2,206,566
VIP Mid Cap Portfolio Investor Class (b)	17,837	622,345
VIP Value Portfolio Investor Class (b)	106,550	1,657,918
VIP Value Strategies Portfolio Investor Class (b)	50,628	807,513
TOTAL DOMESTIC EQUITY FUNDS (Cost $9,955,207)		12,311,811
International Equity Funds - 7.5%

VIP Emerging Markets Portfolio Investor Class (b)	230,164	2,103,695
VIP Overseas Portfolio Investor Class (b)	149,999	3,056,971
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,375,742)		5,160,666
Bond Funds - 47.5%
	Shares	Value
VIP High Income Portfolio Investor Class (b)	479,761	$ 2,734,640
VIP Investment Grade Bond Portfolio Investor Class (b)	2,346,650	29,849,389
TOTAL BOND FUNDS (Cost $32,402,411)		32,584,029
Short-Term Funds - 27.0%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $18,524,518)	18,524,518	18,524,518
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $65,257,878)	68,581,024
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100%	$ 68,581,025
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 2,126,440	$ 517,548	$ 383,205	$ 285	$ 2,158,560
VIP Emerging Markets Portfolio Investor Class	1,685,288	832,531	414,881	1,047	2,103,695
VIP Equity-Income Portfolio Investor Class	2,228,435	552,749	344,569	1,767	2,268,289
VIP Growth & Income Portfolio Investor Class	2,532,573	591,457	458,073	748	2,590,620
VIP Growth Portfolio Investor Class	2,176,251	406,696	429,761	-	2,206,566
VIP High Income Portfolio Investor Class	2,502,164	454,050	307,479	6,263	2,734,640
VIP Investment Grade Bond Portfolio Investor Class	29,459,936	4,564,760	4,115,058	25,042	29,849,389
VIP Mid Cap Portfolio Investor Class	631,043	146,731	115,142	-	622,345
VIP Money Market Portfolio Investor Class	16,778,684	3,262,269	1,516,433	857	18,524,518
VIP Overseas Portfolio Investor Class	3,537,055	594,332	1,401,484	-	3,056,971
VIP Value Portfolio Investor Class	1,648,804	344,536	291,421	204	1,657,918
VIP Value Strategies Portfolio Investor Class	814,189	103,916	153,742	-	807,513
Total	$ 66,120,862	$ 12,371,575	$ 9,931,248	$ 36,213	$ 68,581,024
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $65,257,878) - See accompanying schedule		$ 68,581,024
Receivable for fund shares sold		294,118
Total assets		68,875,142

Liabilities
Payable for investments purchased	$ 294,088
Payable for fund shares redeemed	29
Total liabilities		294,117

Net Assets		$ 68,581,025
Net Assets consist of:
Paid in capital		$ 64,747,710
Undistributed net investment income		36,213
Accumulated undistributed net realized gain (loss) on investments		473,956
Net unrealized appreciation (depreciation) on investments		3,323,146
Net Assets, for 6,097,691 shares outstanding		$ 68,581,025
Net Asset Value, offering price and redemption price per share ($68,581,025 ÷ 6,097,691 shares)		$ 11.25

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 36,213

Expenses
Independent trustees' compensation	$ 131
Total expenses before reductions	131
Expense reductions	(131)	0
Net investment income (loss)		36,213
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(55,061)
Capital gain distributions from underlying funds	742,601
Total net realized gain (loss)		687,540
Change in net unrealized appreciation (depreciation) on underlying funds		74,895
Net gain (loss)		762,435
Net increase (decrease) in net assets resulting from operations		$ 798,648

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 36,213	$ 992,244
Net realized gain (loss)	687,540	48,934
Change in net unrealized appreciation (depreciation)	74,895	1,282,078
Net increase (decrease) in net assets resulting from operations	798,648	2,323,256
Distributions to shareholders from net investment income	-	(993,138)
Distributions to shareholders from net realized gain	(11,787)	(582,121)
Total distributions	(11,787)	(1,575,259)
Share transactions
Proceeds from sales of shares	10,337,878	15,935,125
Reinvestment of distributions	11,787	1,575,259
Cost of shares redeemed	(8,676,365)	(12,351,794)
Net increase (decrease) in net assets resulting from share transactions	1,673,300	5,158,590
Total increase (decrease) in net assets	2,460,161	5,906,587

Net Assets
Beginning of period	66,120,864	60,214,277
End of period (including undistributed net investment income of $36,213 and $0, respectively)	$ 68,581,025	$ 66,120,864
Other Information Shares
Sold	915,168	1,430,960
Issued in reinvestment of distributions	1,050	142,181
Redeemed	(769,543)	(1,109,644)
Net increase (decrease)	146,675	463,497

Financial Highlights

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.11	$ 10.97	$ 10.65	$ 10.30	$ 10.40	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.01	.17	.19	.17	.18	.21
Net realized and unrealized gain (loss)	.13	.25	.39	.50	(.02)	.54
Total from investment operations	.14	.42	.58	.67	.16	.75
Distributions from net investment income	-	(.17)	(.17)	(.16)	(.19)	(.20)
Distributions from net realized gain	- H	(.10)	(.09)	(.16)	(.07)	(.10)
Total distributions	- H	(.28) I	(.26)	(.32)	(.26)	(.30)
Net asset value, end of period	$ 11.25	$ 11.11	$ 10.97	$ 10.65	$ 10.30	$ 10.40
Total ReturnB, C, D	1.28%	3.80%	5.43%	6.54%	1.54%	7.50%
Ratios to Average Net Assets F, G
Expenses before reductions J	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.11%A	1.57%	1.77%	1.63%	1.74%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,581	$ 66,121	$ 60,214	$ 38,545	$ 30,547	$ 32,467
Portfolio turnover rate F	30%A	26%	33%	15%	28%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.28 per share is comprised of distributions from net investment income of $.170 and distributions from net realized gain of $.105 per share. J Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2005 Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	4.8	5.0
VIP Equity-Income Portfolio Investor Class	5.1	5.2
VIP Growth & Income Portfolio Investor Class	5.7	6.0
VIP Growth Portfolio Investor Class	4.9	5.1
VIP Mid Cap Portfolio Investor Class	1.4	1.4
VIP Value Portfolio Investor Class	3.7	3.8
VIP Value Strategies Portfolio Investor Class	1.8	1.9
	27.4	28.4
International Equity Funds
VIP Emerging Markets Portfolio Investor Class	4.2	3.6
VIP Overseas Portfolio Investor Class	7.6	8.8
	11.8	12.4
Bond Funds
VIP High Income Portfolio Investor Class	4.0	3.8
VIP Investment Grade Bond Portfolio Investor Class	38.5	39.3
	42.5	43.1
Short-Term Funds
VIP Money Market Portfolio Investor Class	18.3	16.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%.

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	27.4%
International Equity Funds	11.8%
Bond Funds	42.5%
Short-Term Funds	18.3%

Six months ago
Domestic Equity Funds	28.4%
International Equity Funds	12.4%
Bond Funds	43.1%
Short-Term Funds	16.1%

Semiannual Report

VIP Investor Freedom 2005 Portfolio

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 27.4%
	Shares	Value
VIP Contrafund Portfolio Investor Class (b)	29,743	$ 1,049,929
VIP Equity-Income Portfolio Investor Class (b)	49,396	1,103,008
VIP Growth & Income Portfolio Investor Class (b)	62,547	1,254,700
VIP Growth Portfolio Investor Class (b)	16,548	1,070,994
VIP Mid Cap Portfolio Investor Class (b)	8,785	306,522
VIP Value Portfolio Investor Class (b)	52,016	809,367
VIP Value Strategies Portfolio Investor Class (b)	24,761	394,941
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,948,888)		5,989,461
International Equity Funds - 11.8%

VIP Emerging Markets Portfolio Investor Class (b)	100,377	917,442
VIP Overseas Portfolio Investor Class (b)	81,350	1,657,906
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,376,339)		2,575,348
Bond Funds - 42.5%
	Shares	Value
VIP High Income Portfolio Investor Class (b)	153,788	$ 876,592
VIP Investment Grade Bond Portfolio Investor Class (b)	660,008	8,395,302
TOTAL BOND FUNDS (Cost $9,225,516)		9,271,894
Short-Term Funds - 18.3%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $3,999,310)	3,999,310	3,999,310
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $20,550,053)	21,836,013
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100%	$ 21,836,014
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 1,116,660	$ 145,504	$ 157,561	$ 152	$ 1,049,929
VIP Emerging Markets Portfolio Investor Class	810,861	195,857	91,806	517	917,442
VIP Equity-Income Portfolio Investor Class	1,174,343	154,268	137,333	935	1,103,008
VIP Growth & Income Portfolio Investor Class	1,339,140	146,840	191,686	397	1,254,700
VIP Growth Portfolio Investor Class	1,143,171	84,073	182,987	-	1,070,994
VIP High Income Portfolio Investor Class	858,976	87,295	100,559	2,127	876,592
VIP Investment Grade Bond Portfolio Investor Class	8,812,509	809,128	1,209,658	7,463	8,395,302
VIP Mid Cap Portfolio Investor Class	325,610	47,145	44,714	-	306,522
VIP Money Market Portfolio Investor Class	3,600,088	758,502	359,280	186	3,999,310
VIP Overseas Portfolio Investor Class	1,973,630	73,984	571,807	-	1,657,906
VIP Value Portfolio Investor Class	860,451	94,381	122,342	110	809,367
VIP Value Strategies Portfolio Investor Class	421,092	13,261	62,433	-	394,941
Total	$ 22,436,531	$ 2,610,238	$ 3,232,166	$ 11,887	$ 21,836,013
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2005 Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $20,550,053) - See accompanying schedule	$ 21,836,013
Receivable for investments sold	5,715
Total assets	21,841,728

Liabilities
Payable for fund shares redeemed	5,714

Net Assets	$ 21,836,014
Net Assets consist of:
Paid in capital	$ 20,337,022
Undistributed net investment income	8,723
Accumulated undistributed net realized gain (loss) on investments	204,309
Net unrealized appreciation (depreciation) on investments	1,285,960
Net Assets, for 1,940,345 shares outstanding	$ 21,836,014
Net Asset Value, offering price and redemption price per share ($21,836,014 ÷ 1,940,345 shares)	$ 11.25

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 11,887

Expenses
Independent trustees' compensation	$ 45
Total expenses before reductions	45
Expense reductions	(45)	0
Net investment income (loss)		11,887
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(32,457)
Capital gain distributions from underlying funds	390,174
Total net realized gain (loss)		357,717
Change in net unrealized appreciation (depreciation) on underlying funds		53,871
Net gain (loss)		411,588
Net increase (decrease) in net assets resulting from operations		$ 423,475

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,887	$ 366,134
Net realized gain (loss)	357,717	(11,550)
Change in net unrealized appreciation (depreciation)	53,871	521,801
Net increase (decrease) in net assets resulting from operations	423,475	876,385
Distributions to shareholders from net investment income	(6,007)	(363,292)
Distributions to shareholders from net realized gain	-	(246,466)
Total distributions	(6,007)	(609,758)
Share transactions
Proceeds from sales of shares	1,663,380	7,767,419
Reinvestment of distributions	6,007	609,758
Cost of shares redeemed	(2,687,368)	(5,119,195)
Net increase (decrease) in net assets resulting from share transactions	(1,017,981)	3,257,982
Total increase (decrease) in net assets	(600,513)	3,524,609
Net Assets
Beginning of period	22,436,527	18,911,918
End of period (including undistributed net investment income of $8,723 and undistributed net investment income of $2,843, respectively)	$ 21,836,014	$ 22,436,527
Other Information Shares
Sold	147,169	700,374
Issued in reinvestment of distributions	536	55,338
Redeemed	(238,456)	(460,420)
Net increase (decrease)	(90,751)	295,292

Financial Highlights

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 10.90	$ 10.20	$ 9.60	$ 9.85	$ 9.21
Income from Investment Operations
Net investment income (loss) E	.01	.19	.18	.19	.17	.18
Net realized and unrealized gain (loss)	.19	.27	.81	.73	(.17)	.87
Total from investment operations	.20	.46	.99	.92	- I	1.05
Distributions from net investment income	- I	(.18)	(.17)	(.16)	(.19)	(.19)
Distributions from net realized gain	-	(.14)	(.12)	(.16)	(.07)	(.22)
Total distributions	- I	(.31) J	(.29)	(.32)	(.25) K	(.41)
Net asset value, end of period	$ 11.25	$ 11.05	$ 10.90	$ 10.20	$ 9.60	$ 9.85
Total ReturnB, C, D	1.84%	4.25%	9.73%	9.61%	.02%	11.41%
Ratios to Average Net Assets F, H
Expenses before reductions G	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.11%A	1.71%	1.68%	1.87%	1.72%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,836	$ 22,437	$ 18,912	$ 14,096	$ 9,777	$ 10,438
Portfolio turnover rate F	23%A	30%	46%	33%	45%	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G Amount represents less than .01%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.31 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.135 per share. K Total distributions of $.25 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.067 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2010 Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	5.9	6.1
VIP Equity-Income Portfolio Investor Class	6.2	6.5
VIP Growth & Income Portfolio Investor Class	7.1	7.3
VIP Growth Portfolio Investor Class	6.0	6.2
VIP Mid Cap Portfolio Investor Class	1.7	1.8
VIP Value Portfolio Investor Class	4.6	4.8
VIP Value Strategies Portfolio Investor Class	2.2	2.3
	33.7	35.0
International Equity Funds
VIP Emerging Markets Portfolio Investor Class	5.1	4.4
VIP Overseas Portfolio Investor Class	9.7	10.9
	14.8	15.3
Bond Funds
VIP High Income Portfolio Investor Class	4.0	4.0
VIP Investment Grade Bond Portfolio Investor Class	34.6	35.3
	38.6	39.3
Short-Term Funds
VIP Money Market Portfolio Investor Class	12.9	10.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%.

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	33.7%
International Equity Funds	14.8%
Bond Funds	38.6%
Short-Term Funds	12.9%

Six months ago
Domestic Equity Funds	35.0%
International Equity Funds	15.3%
Bond Funds	39.3%
Short-Term Funds	10.4%

Semiannual Report

VIP Investor Freedom 2010 Portfolio

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 33.7%
	Shares	Value
VIP Contrafund Portfolio Investor Class (b)	103,732	$ 3,661,745
VIP Equity-Income Portfolio Investor Class (b)	172,067	3,842,267
VIP Growth & Income Portfolio Investor Class (b)	218,472	4,382,544
VIP Growth Portfolio Investor Class (b)	57,751	3,737,674
VIP Mid Cap Portfolio Investor Class (b)	30,450	1,062,396
VIP Value Portfolio Investor Class (b)	181,077	2,817,562
VIP Value Strategies Portfolio Investor Class (b)	86,264	1,375,912
TOTAL DOMESTIC EQUITY FUNDS (Cost $17,182,504)		20,880,100
International Equity Funds - 14.8%

VIP Emerging Markets Portfolio Investor Class (b)	345,532	3,158,163
VIP Overseas Portfolio Investor Class (b)	293,778	5,987,202
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,908,793)		9,145,365
Bond Funds - 38.6%
	Shares	Value
VIP High Income Portfolio Investor Class (b)	437,063	$ 2,491,258
VIP Investment Grade Bond Portfolio Investor Class (b)	1,683,810	21,418,061
TOTAL BOND FUNDS (Cost $23,818,954)		23,909,319
Short-Term Funds - 12.9%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $7,981,723)	7,981,723	7,981,723
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $57,891,974)	61,916,507
NET OTHER ASSETS (LIABILITIES) - 0.0%	6
NET ASSETS - 100%	$ 61,916,513
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 3,825,297	$ 329,491	$ 308,931	$ 512	$ 3,661,745
VIP Emerging Markets Portfolio Investor Class	2,763,005	623,681	236,188	1,726	3,158,163
VIP Equity-Income Portfolio Investor Class	4,017,342	375,311	251,338	3,151	3,842,267
VIP Growth & Income Portfolio Investor Class	4,574,085	272,272	328,501	1,329	4,382,544
VIP Growth Portfolio Investor Class	3,888,196	167,064	412,170	-	3,737,674
VIP High Income Portfolio Investor Class	2,472,873	47,939	118,150	6,197	2,491,258
VIP Investment Grade Bond Portfolio Investor Class	22,012,267	1,530,905	2,086,485	18,707	21,418,061
VIP Mid Cap Portfolio Investor Class	1,122,098	133,701	120,414	-	1,062,396
VIP Money Market Portfolio Investor Class	6,461,552	1,778,258	258,086	350	7,981,723
VIP Overseas Portfolio Investor Class	6,781,699	146,888	1,565,844	-	5,987,202
VIP Value Portfolio Investor Class	2,968,890	202,734	275,526	367	2,817,562
VIP Value Strategies Portfolio Investor Class	1,452,122	6,087	160,805	-	1,375,912
Total	$ 62,339,426	$ 5,614,331	$ 6,122,438	$ 32,339	$ 61,916,507
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2010 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $57,891,974) - See accompanying schedule		$ 61,916,507
Cash		6
Receivable for fund shares sold		1,617
Total assets		61,918,130

Liabilities
Payable for investments purchased	$ 1,577
Payable for fund shares redeemed	40
Total liabilities		1,617

Net Assets		$ 61,916,513
Net Assets consist of:
Paid in capital		$ 57,180,376
Undistributed net investment income		28,852
Accumulated undistributed net realized gain (loss) on investments		682,752
Net unrealized appreciation (depreciation) on investments		4,024,533
Net Assets, for 5,144,253 shares outstanding		$ 61,916,513
Net Asset Value, offering price and redemption price per share ($61,916,513 ÷ 5,144,253 shares)		$ 12.04

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 32,339

Expenses
Independent trustees' compensation	$ 123
Total expenses before reductions	123
Expense reductions	(123)	0
Net investment income (loss)		32,339
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(299,947)
Capital gain distributions from underlying funds	1,307,849
Total net realized gain (loss)		1,007,902
Change in net unrealized appreciation (depreciation) on underlying funds		385,134
Net gain (loss)		1,393,036
Net increase (decrease) in net assets resulting from operations		$ 1,425,375

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 32,339	$ 997,947
Net realized gain (loss)	1,007,902	190,944
Change in net unrealized appreciation (depreciation)	385,134	1,389,354
Net increase (decrease) in net assets resulting from operations	1,425,375	2,578,245
Distributions to shareholders from net investment income	(5,241)	(996,193)
Distributions to shareholders from net realized gain	(5,241)	(1,033,958)
Total distributions	(10,482)	(2,030,151)
Share transactions
Proceeds from sales of shares	2,669,819	10,603,953
Reinvestment of distributions	10,482	2,030,151
Cost of shares redeemed	(4,518,112)	(13,414,020)
Net increase (decrease) in net assets resulting from share transactions	(1,837,811)	(779,916)
Total increase (decrease) in net assets	(422,918)	(231,822)

Net Assets
Beginning of period	62,339,431	62,571,253
End of period (including undistributed net investment income of $28,852 and undistributed net investment income of $1,754, respectively)	$ 61,916,513	$ 62,339,431
Other Information Shares
Sold	221,519	895,459
Issued in reinvestment of distributions	876	173,322
Redeemed	(376,133)	(1,144,278)
Net increase (decrease)	(153,738)	(75,497)

Financial Highlights

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.77	$ 11.64	$ 10.57	$ 9.77	$ 10.06	$ 9.14
Income from Investment Operations
Net investment income (loss) E	.01	.20	.20	.20	.21	.21
Net realized and unrealized gain (loss)	.26	.33	1.21	.95	(.24)	.97
Total from investment operations	.27	.53	1.41	1.15	(.03)	1.18
Distributions from net investment income	- K	(.19)	(.20)	(.20)	(.21)	(.21)
Distributions from net realized gain	- K	(.20)	(.14)	(.15)	(.04)	(.05)
Total distributions	- K	(.40) J	(.34)	(.35)	(.26) I	(.26)
Net asset value, end of period	$ 12.04	$ 11.77	$ 11.64	$ 10.57	$ 9.77	$ 10.06
Total ReturnB, C, D	2.31%	4.56%	13.41%	11.82%	(.35)%	12.88%
Ratios to Average Net Assets F, H
Expenses before reductions G	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.10%A	1.66%	1.76%	1.88%	2.02%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,917	$ 62,339	$ 62,571	$ 54,659	$ 51,167	$ 54,591
Portfolio turnover rate F	18%A	27%	23%	21%	24%	31%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G Amount represents less than .01%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests. I Total distributions of $.26 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.041 per share. J Total distributions of $.40 per share is comprised of distributions from net investment income of $.192 and distributions from net realized gain of $.204 per share. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2015 Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	6.9	7.0
VIP Equity-Income Portfolio Investor Class	7.2	7.4
VIP Growth & Income Portfolio Investor Class	8.3	8.5
VIP Growth Portfolio Investor Class	7.1	7.2
VIP Mid Cap Portfolio Investor Class	2.0	2.1
VIP Value Portfolio Investor Class	5.3	5.4
VIP Value Strategies Portfolio Investor Class	2.6	2.7
	39.4	40.3
International Equity Funds
VIP Emerging Markets Portfolio Investor Class	5.7	4.9
VIP Overseas Portfolio Investor Class	11.6	12.7
	17.3	17.6
Bond Funds
VIP High Income Portfolio Investor Class	4.0	4.0
VIP Investment Grade Bond Portfolio Investor Class	31.4	32.1
	35.4	36.1
Short-Term Funds
VIP Money Market Portfolio Investor Class	7.9	6.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%.

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	39.4%
International Equity Funds	17.3%
Bond Funds	35.4%
Short-Term Funds	7.9%

Six months ago
Domestic Equity Funds	40.3%
International Equity Funds	17.6%
Bond Funds	36.1%
Short-Term Funds	6.0%

Semiannual Report

VIP Investor Freedom 2015 Portfolio

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 39.4%
	Shares	Value
VIP Contrafund Portfolio Investor Class (b)	199,402	$ 7,038,886
VIP Equity-Income Portfolio Investor Class (b)	331,688	7,406,585
VIP Growth & Income Portfolio Investor Class (b)	420,606	8,437,349
VIP Growth Portfolio Investor Class (b)	111,311	7,204,073
VIP Mid Cap Portfolio Investor Class (b)	58,900	2,055,009
VIP Value Portfolio Investor Class (b)	348,686	5,425,559
VIP Value Strategies Portfolio Investor Class (b)	166,633	2,657,801
TOTAL DOMESTIC EQUITY FUNDS (Cost $32,285,054)		40,225,262
International Equity Funds - 17.3%

VIP Emerging Markets Portfolio Investor Class (b)	634,909	5,803,066
VIP Overseas Portfolio Investor Class (b)	578,979	11,799,584
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $16,333,314)		17,602,650
Bond Funds - 35.4%
	Shares	Value
VIP High Income Portfolio Investor Class (b)	721,214	$ 4,110,919
VIP Investment Grade Bond Portfolio Investor Class (b)	2,513,879	31,976,540
TOTAL BOND FUNDS (Cost $35,947,390)		36,087,459
Short-Term Funds - 7.9%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $8,109,268)	8,109,268	8,109,268
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $92,675,026)	102,024,639
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3)
NET ASSETS - 100%	$ 102,024,636
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 7,162,928	$ 709,645	$ 485,295	$ 966	$ 7,038,886
VIP Emerging Markets Portfolio Investor Class	5,011,900	1,326,774	549,262	3,229	5,803,066
VIP Equity-Income Portfolio Investor Class	7,543,694	903,337	471,707	5,988	7,406,585
VIP Growth & Income Portfolio Investor Class	8,604,648	777,559	685,058	2,542	8,437,349
VIP Growth Portfolio Investor Class	7,324,301	388,881	685,265	-	7,204,073
VIP High Income Portfolio Investor Class	4,031,513	135,842	201,011	10,134	4,110,919
VIP Investment Grade Bond Portfolio Investor Class	32,689,592	3,005,434	3,658,594	27,695	31,976,540
VIP Mid Cap Portfolio Investor Class	2,098,701	260,483	167,402	-	2,055,009
VIP Money Market Portfolio Investor Class	6,075,547	2,157,609	123,887	338	8,109,268
VIP Overseas Portfolio Investor Class	12,944,925	523,069	2,859,859	-	11,799,584
VIP Value Portfolio Investor Class	5,538,000	396,478	359,933	693	5,425,559
VIP Value Strategies Portfolio Investor Class	2,714,092	7,541	211,765	-	2,657,801
Total	$ 101,739,841	$ 10,592,652	$ 10,459,038	$ 51,585	$ 102,024,639
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2015 Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $92,675,026) - See accompanying schedule	$ 102,024,639
Receivable for investments sold	36,634
Total assets	102,061,273

Liabilities
Payable for fund shares redeemed	36,637

Net Assets	$ 102,024,636
Net Assets consist of:
Paid in capital	$ 91,006,725
Undistributed net investment income	36,626
Accumulated undistributed net realized gain (loss) on investments	1,631,672
Net unrealized appreciation (depreciation) on investments	9,349,613
Net Assets, for 8,547,670 shares outstanding	$ 102,024,636
Net Asset Value, offering price and redemption price per share ($102,024,636 ÷ 8,547,670 shares)	$ 11.94

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 51,585

Expenses
Independent trustees' compensation	$ 201
Total expenses before reductions	201
Expense reductions	(201)	0
Net investment income (loss)		51,585
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(305,922)
Capital gain distributions from underlying funds	2,471,320
Total net realized gain (loss)		2,165,398
Change in net unrealized appreciation (depreciation) on underlying funds		457,109
Net gain (loss)		2,622,507
Net increase (decrease) in net assets resulting from operations		$ 2,674,092

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 51,585	$ 1,663,852
Net realized gain (loss)	2,165,398	305,661
Change in net unrealized appreciation (depreciation)	457,109	2,532,868
Net increase (decrease) in net assets resulting from operations	2,674,092	4,502,381
Distributions to shareholders from net investment income	(17,320)	(1,659,964)
Distributions to shareholders from net realized gain	-	(1,575,500)
Total distributions	(17,320)	(3,235,464)
Share transactions
Proceeds from sales of shares	5,798,251	13,258,460
Reinvestment of distributions	17,320	3,235,463
Cost of shares redeemed	(8,187,542)	(13,242,070)
Net increase (decrease) in net assets resulting from share transactions	(2,371,971)	3,251,853
Total increase (decrease) in net assets	284,801	4,518,770

Net Assets
Beginning of period	101,739,835	97,221,065
End of period (including undistributed net investment income of $36,626 and undistributed net investment income of $2,361, respectively)	$ 102,024,636	$ 101,739,835
Other Information Shares
Sold	484,936	1,142,192
Issued in reinvestment of distributions	1,463	279,268
Redeemed	(688,779)	(1,141,505)
Net increase (decrease)	(202,380)	279,955

Financial Highlights

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.63	$ 11.48	$ 10.34	$ 9.55	$ 9.87	$ 9.11
Income from Investment Operations
Net investment income (loss) E	.01	.19	.20	.21	.21	.21
Net realized and unrealized gain (loss)	.30	.34	1.27	.94	(.24)	.97
Total from investment operations	.31	.53	1.47	1.15	(.03)	1.18
Distributions from net investment income	- I	(.19)	(.20)	(.20)	(.21)	(.22)
Distributions from net realized gain	-	(.19)	(.13)	(.16)	(.08)	(.20)
Total distributions	- I	(.38)	(.33)	(.36)	(.29)	(.42)
Net asset value, end of period	$ 11.94	$ 11.63	$ 11.48	$ 10.34	$ 9.55	$ 9.87
Total ReturnB, C, D	2.68%	4.65%	14.35%	12.10%	(.33)%	13.06%
Ratios to Average Net Assets F, H
Expenses before reductions G	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.10%A	1.67%	1.86%	2.02%	2.07%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 102,025	$ 101,740	$ 97,221	$ 79,002	$ 67,804	$ 69,259
Portfolio turnover rate F	21%A	20%	21%	18%	30%	31%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G Amount represents less than .01%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2020 Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	7.6	7.8
VIP Equity-Income Portfolio Investor Class	8.0	8.2
VIP Growth & Income Portfolio Investor Class	9.2	9.4
VIP Growth Portfolio Investor Class	7.8	7.9
VIP Mid Cap Portfolio Investor Class	2.2	2.3
VIP Value Portfolio Investor Class	5.9	6.1
VIP Value Strategies Portfolio Investor Class	2.9	3.0
	43.6	44.7
International Equity Funds
VIP Emerging Markets Portfolio Investor Class	6.1	5.4
VIP Overseas Portfolio Investor Class	13.0	14.0
	19.1	19.4
Bond Funds
VIP High Income Portfolio Investor Class	4.0	4.0
VIP Investment Grade Bond Portfolio Investor Class	28.3	28.4
	32.3	32.4
Short-Term Funds
VIP Money Market Portfolio Investor Class	5.0	3.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%.

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	43.6%
International Equity Funds	19.1%
Bond Funds	32.3%
Short-Term Funds	5.0%

Six months ago
Domestic Equity Funds	44.7%
International Equity Funds	19.4%
Bond Funds	32.4%
Short-Term Funds	3.5%

Semiannual Report

VIP Investor Freedom 2020 Portfolio

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 43.6%
	Shares	Value
VIP Contrafund Portfolio Investor Class (b)	428,419	$ 15,123,197
VIP Equity-Income Portfolio Investor Class (b)	711,947	15,897,769
VIP Growth & Income Portfolio Investor Class (b)	903,923	18,132,686
VIP Growth Portfolio Investor Class (b)	239,529	15,502,287
VIP Mid Cap Portfolio Investor Class (b)	126,009	4,396,462
VIP Value Portfolio Investor Class (b)	748,153	11,641,263
VIP Value Strategies Portfolio Investor Class (b)	357,226	5,697,759
TOTAL DOMESTIC EQUITY FUNDS (Cost $71,470,349)		86,391,423
International Equity Funds - 19.1%

VIP Emerging Markets Portfolio Investor Class (b)	1,322,495	12,087,603
VIP Overseas Portfolio Investor Class (b)	1,264,552	25,771,561
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $35,327,898)		37,859,164
Bond Funds - 32.3%
	Shares	Value
VIP High Income Portfolio Investor Class (b)	1,386,327	$ 7,902,066
VIP Investment Grade Bond Portfolio Investor Class (b)	4,402,457	55,999,253
TOTAL BOND FUNDS (Cost $64,073,035)		63,901,319
Short-Term Funds - 5.0%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $9,817,075)	9,817,075	9,817,075
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $180,688,357)	197,968,981
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2)
NET ASSETS - 100%	$ 197,968,979
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 15,017,855	$ 1,571,016	$ 727,991	$ 2,038	$ 15,123,197
VIP Emerging Markets Portfolio Investor Class	10,297,245	2,252,231	480,271	6,636	12,087,603
VIP Equity-Income Portfolio Investor Class	15,777,775	1,923,607	600,938	12,624	15,897,769
VIP Growth & Income Portfolio Investor Class	17,983,610	1,912,833	1,221,527	5,349	18,132,686
VIP Growth Portfolio Investor Class	15,263,910	1,028,810	1,161,533	-	15,502,287
VIP High Income Portfolio Investor Class	7,744,975	265,201	389,062	19,702	7,902,066
VIP Investment Grade Bond Portfolio Investor Class	54,382,224	5,665,887	3,908,436	46,227	55,999,253
VIP Mid Cap Portfolio Investor Class	4,414,121	549,420	277,305	-	4,396,462
VIP Money Market Portfolio Investor Class	6,683,032	3,446,266	312,223	390	9,817,075
VIP Overseas Portfolio Investor Class	26,870,793	748,268	4,346,148	-	25,771,561
VIP Value Portfolio Investor Class	11,621,708	947,330	612,677	1,466	11,641,263
VIP Value Strategies Portfolio Investor Class	5,707,236	14,524	333,381	-	5,697,759
Total	$ 191,764,484	$ 20,325,393	$ 14,371,492	$ 94,432	$ 197,968,981
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2020 Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $180,688,357) - See accompanying schedule	$ 197,968,981
Receivable for investments sold	3,350
Total assets	197,972,331

Liabilities
Payable for fund shares redeemed	3,352

Net Assets	$ 197,968,979
Net Assets consist of:
Paid in capital	$ 176,947,347
Undistributed net investment income	80,500
Accumulated undistributed net realized gain (loss) on investments	3,660,508
Net unrealized appreciation (depreciation) on investments	17,280,624
Net Assets, for 16,539,130 shares outstanding	$ 197,968,979
Net Asset Value, offering price and redemption price per share ($197,968,979 ÷ 16,539,130 shares)	$ 11.97

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 94,432

Expenses
Independent trustees' compensation	$ 384
Total expenses before reductions	384
Expense reductions	(384)	0
Net investment income (loss)		94,432
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(568,436)
Capital gain distributions from underlying funds	5,196,706
Total net realized gain (loss)		4,628,270
Change in net unrealized appreciation (depreciation) on underlying funds		819,033
Net gain (loss)		5,447,303
Net increase (decrease) in net assets resulting from operations		$ 5,541,735

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 94,432	$ 3,117,689
Net realized gain (loss)	4,628,270	584,331
Change in net unrealized appreciation (depreciation)	819,033	4,515,791
Net increase (decrease) in net assets resulting from operations	5,541,735	8,217,811
Distributions to shareholders from net investment income	(16,379)	(3,115,242)
Distributions to shareholders from net realized gain	(16,379)	(2,807,737)
Total distributions	(32,758)	(5,922,979)
Share transactions
Proceeds from sales of shares	11,387,332	34,925,299
Reinvestment of distributions	32,758	5,922,978
Cost of shares redeemed	(10,724,567)	(12,471,254)
Net increase (decrease) in net assets resulting from share transactions	695,523	28,377,023
Total increase (decrease) in net assets	6,204,500	30,671,855

Net Assets
Beginning of period	191,764,479	161,092,624
End of period (including undistributed net investment income of $80,500 and undistributed net investment income of $2,447, respectively)	$ 197,968,979	$ 191,764,479
Other Information Shares
Sold	951,474	2,995,604
Issued in reinvestment of distributions	2,762	510,708
Redeemed	(902,119)	(1,064,875)
Net increase (decrease)	52,117	2,441,437

Financial Highlights

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.63	$ 11.47	$ 10.20	$ 9.31	$ 9.68	$ 8.77
Income from Investment Operations
Net investment income (loss) E	.01	.20	.20	.21	.21	.21
Net realized and unrealized gain (loss)	.33	.34	1.42	1.02	(.32)	1.05
Total from investment operations	.34	.54	1.62	1.23	(.11)	1.26
Distributions from net investment income	- I	(.19)	(.20)	(.21)	(.21)	(.20)
Distributions from net realized gain	- I	(.19)	(.15)	(.14)	(.05)	(.15)
Total distributions	- I	(.38)	(.35)	(.34) J	(.26)	(.35)
Net asset value, end of period	$ 11.97	$ 11.63	$ 11.47	$ 10.20	$ 9.31	$ 9.68
Total ReturnB, C, D	2.94%	4.75%	15.96%	13.30%	(1.11)%	14.46%
Ratios to Average Net Assets F, H
Expenses before reductions G	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.10%A	1.74%	1.87%	2.13%	2.20%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 197,969	$ 191,764	$ 161,093	$ 123,726	$ 102,875	$ 96,543
Portfolio turnover rate F	15%A	13%	22%	18%	16%	31%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G Amount represents less than .01%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.34 per share is comprised of distributions from net investment income of $.205 and distributions from net realized gain of $.137 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2025 Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	8.7	8.9
VIP Equity-Income Portfolio Investor Class	9.1	9.3
VIP Growth & Income Portfolio Investor Class	10.4	10.6
VIP Growth Portfolio Investor Class	8.9	9.1
VIP Mid Cap Portfolio Investor Class	2.5	2.6
VIP Value Portfolio Investor Class	6.7	6.9
VIP Value Strategies Portfolio Investor Class	3.2	3.4
	49.5	50.8
International Equity Funds
VIP Emerging Markets Portfolio Investor Class	6.6	6.0
VIP Overseas Portfolio Investor Class	15.0	16.2
	21.6	22.2
Bond Funds
VIP High Income Portfolio Investor Class	4.1	4.1
VIP Investment Grade Bond Portfolio Investor Class	22.8	21.6
	26.9	25.7
Short-Term Funds
VIP Money Market Portfolio Investor Class	2.0	1.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%.

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	49.5%
International Equity Funds	21.6%
Bond Funds	26.9%
Short-Term Funds	2.0%

Six months ago
Domestic Equity Funds	50.8%
International Equity Funds	22.2%
Bond Funds	25.7%
Short-Term Funds	1.3%

Semiannual Report

VIP Investor Freedom 2025 Portfolio

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.5%
	Shares	Value
VIP Contrafund Portfolio Investor Class (b)	387,261	$ 13,670,312
VIP Equity-Income Portfolio Investor Class (b)	642,606	14,349,400
VIP Growth & Income Portfolio Investor Class (b)	817,067	16,390,354
VIP Growth Portfolio Investor Class (b)	216,318	14,000,075
VIP Mid Cap Portfolio Investor Class (b)	113,810	3,970,821
VIP Value Portfolio Investor Class (b)	675,713	10,514,102
VIP Value Strategies Portfolio Investor Class (b)	321,878	5,133,962
TOTAL DOMESTIC EQUITY FUNDS (Cost $62,702,467)		78,029,026
International Equity Funds - 21.6%

VIP Emerging Markets Portfolio Investor Class (b)	1,150,247	10,513,256
VIP Overseas Portfolio Investor Class (b)	1,158,446	23,609,128
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $30,779,393)		34,122,384
Bond Funds - 26.9%
	Shares	Value
VIP High Income Portfolio Investor Class (b)	1,116,799	$ 6,365,752
VIP Investment Grade Bond Portfolio Investor Class (b)	2,829,995	35,997,542
TOTAL BOND FUNDS (Cost $42,534,709)		42,363,294
Short-Term Funds - 2.0%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $3,185,088)	3,185,088	3,185,088
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $139,201,657)	157,699,792
NET OTHER ASSETS (LIABILITIES) - 0.0%	4
NET ASSETS - 100%	$ 157,699,796
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 12,445,871	$ 2,088,401	$ 263,989	$ 1,668	$ 13,670,312
VIP Emerging Markets Portfolio Investor Class	8,391,890	2,740,945	610,240	5,323	10,513,256
VIP Equity-Income Portfolio Investor Class	13,054,735	2,648,761	365,316	10,354	14,349,400
VIP Growth & Income Portfolio Investor Class	14,901,512	2,484,545	543,672	4,398	16,390,354
VIP Growth Portfolio Investor Class	12,714,834	1,651,682	679,969	-	14,000,075
VIP High Income Portfolio Investor Class	5,683,544	760,706	280,383	14,097	6,365,752
VIP Investment Grade Bond Portfolio Investor Class	30,297,707	8,839,732	2,984,795	25,493	35,997,542
VIP Mid Cap Portfolio Investor Class	3,638,059	688,756	121,927	-	3,970,821
VIP Money Market Portfolio Investor Class	1,769,091	1,637,310	221,312	121	3,185,088
VIP Overseas Portfolio Investor Class	22,657,251	2,052,561	3,217,461	-	23,609,128
VIP Value Portfolio Investor Class	9,636,136	1,440,202	306,242	1,200	10,514,102
VIP Value Strategies Portfolio Investor Class	4,716,722	319,286	161,561	-	5,133,962
Total	$ 139,907,352	$ 27,352,887	$ 9,756,867	$ 62,654	$ 157,699,792
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2025 Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $139,201,657) - See accompanying schedule	$ 157,699,792
Cash	1
Receivable for investments sold	717,911
Total assets	158,417,704

Liabilities
Payable for fund shares redeemed	717,908

Net Assets	$ 157,699,796
Net Assets consist of:
Paid in capital	$ 135,807,425
Undistributed net investment income	62,654
Accumulated undistributed net realized gain (loss) on investments	3,331,582
Net unrealized appreciation (depreciation) on investments	18,498,135
Net Assets, for 12,366,705 shares outstanding	$ 157,699,796
Net Asset Value, offering price and redemption price per share ($157,699,796 ÷ 12,366,705 shares)	$ 12.75

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 62,654

Expenses
Independent trustees' compensation	$ 286
Total expenses before reductions	286
Expense reductions	(286)	0
Net investment income (loss)		62,654
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(318,472)
Capital gain distributions from underlying funds	4,247,628
Total net realized gain (loss)		3,929,156
Change in net unrealized appreciation (depreciation) on underlying funds		514,892
Net gain (loss)		4,444,048
Net increase (decrease) in net assets resulting from operations		$ 4,506,702

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 62,654	$ 2,207,383
Net realized gain (loss)	3,929,156	666,953
Change in net unrealized appreciation (depreciation)	514,892	3,437,611
Net increase (decrease) in net assets resulting from operations	4,506,702	6,311,947
Distributions to shareholders from net investment income	-	(2,209,226)
Distributions to shareholders from net realized gain	(33,595)	(2,227,137)
Total distributions	(33,595)	(4,436,363)
Share transactions
Proceeds from sales of shares	21,750,988	29,053,993
Reinvestment of distributions	33,595	4,436,363
Cost of shares redeemed	(8,465,247)	(9,865,585)
Net increase (decrease) in net assets resulting from share transactions	13,319,336	23,624,771
Total increase (decrease) in net assets	17,792,443	25,500,355

Net Assets
Beginning of period	139,907,353	114,406,998
End of period (including undistributed net investment income of $62,654 and $0, respectively)	$ 157,699,796	$ 139,907,353
Other Information Shares
Sold	1,707,249	2,366,320
Issued in reinvestment of distributions	2,664	360,288
Redeemed	(675,415)	(801,217)
Net increase (decrease)	1,034,498	1,925,391

Financial Highlights

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.35	$ 12.16	$ 10.45	$ 9.36	$ 9.83	$ 8.73
Income from Investment Operations
Net investment income (loss) E	.01	.21	.24	.24	.22	.21
Net realized and unrealized gain (loss)	.39	.40	1.83	1.16	(.44)	1.17
Total from investment operations	.40	.61	2.07	1.40	(.22)	1.38
Distributions from net investment income	-	(.20)	(.21)	(.21)	(.21)	(.20)
Distributions from net realized gain	- I	(.22)	(.15)	(.10)	(.04)	(.08)
Total distributions	- I	(.42)	(.36)	(.31)	(.25)	(.28)
Net asset value, end of period	$ 12.75	$ 12.35	$ 12.16	$ 10.45	$ 9.36	$ 9.83
Total ReturnB, C, D	3.26%	5.04%	19.95%	15.05%	(2.28)%	15.80%
Ratios to Average Net Assets F, H
Expenses before reductions G	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.08%A	1.71%	2.09%	2.33%	2.26%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 157,700	$ 139,907	$ 114,407	$ 72,387	$ 52,278	$ 44,530
Portfolio turnover rate F	13%A	13%	15%	13%	15%	29%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G Amount represents less than .01%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2030 Portfolio

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	10.4	10.6
VIP Equity-Income Portfolio Investor Class	10.9	11.1
VIP Growth & Income Portfolio Investor Class	12.5	12.7
VIP Growth Portfolio Investor Class	10.6	10.8
VIP Mid Cap Portfolio Investor Class	3.0	3.1
VIP Value Portfolio Investor Class	8.0	8.2
VIP Value Strategies Portfolio Investor Class	3.9	4.0
	59.3	60.5
International Equity Funds
VIP Emerging Markets Portfolio Investor Class	7.6	7.0
VIP Overseas Portfolio Investor Class	18.2	19.2
	25.8	26.2
Bond Funds
VIP High Income Portfolio Investor Class	4.0	4.0
VIP Investment Grade Bond Portfolio Investor Class	9.6	9.3
	13.6	13.3
Short-Term Funds
VIP Money Market Portfolio Investor Class	1.3	0.0*
Net Other Assets (Liabilities)	0.0	0.0*
	100.0	100.0

* Amount represents less than 0.1%.

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	59.3%
International Equity Funds	25.8%
Bond Funds	13.6%
Short-Term Funds	1.3%

Six months ago
Domestic Equity Funds	60.5%
International Equity Funds	26.2%
Bond Funds	13.3%
Short-Term Funds	0.0%

Semiannual Report

VIP Investor Freedom 2030 Portfolio

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.3%
	Shares	Value
VIP Contrafund Portfolio Investor Class (b)	423,897	$ 14,963,558
VIP Equity-Income Portfolio Investor Class (b)	704,349	15,728,120
VIP Growth & Income Portfolio Investor Class (b)	895,519	17,964,103
VIP Growth Portfolio Investor Class (b)	237,348	15,361,189
VIP Mid Cap Portfolio Investor Class (b)	124,570	4,346,249
VIP Value Portfolio Investor Class (b)	741,018	11,530,244
VIP Value Strategies Portfolio Investor Class (b)	352,987	5,630,135
TOTAL DOMESTIC EQUITY FUNDS (Cost $71,844,302)		85,523,598
International Equity Funds - 25.8%

VIP Emerging Markets Portfolio Investor Class (b)	1,200,224	10,970,045
VIP Overseas Portfolio Investor Class (b)	1,287,047	26,230,024
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $34,314,991)		37,200,069
Bond Funds - 13.6%
	Shares	Value
VIP High Income Portfolio Investor Class (b)	1,009,280	$ 5,752,897
VIP Investment Grade Bond Portfolio Investor Class (b)	1,088,345	13,843,749
TOTAL BOND FUNDS (Cost $19,708,761)		19,596,646
Short-Term Funds - 1.3%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $1,936,614)	1,936,614	1,936,614
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $127,804,668)	144,256,927
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100%	$ 144,256,927
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 13,926,089	$ 2,171,165	$ 451,496	$ 1,901	$ 14,963,558
VIP Emerging Markets Portfolio Investor Class	9,111,528	2,219,694	376,123	5,916	10,970,045
VIP Equity-Income Portfolio Investor Class	14,630,477	2,536,572	318,257	11,780	15,728,120
VIP Growth & Income Portfolio Investor Class	16,686,385	2,413,296	632,171	4,976	17,964,103
VIP Growth Portfolio Investor Class	14,179,513	1,383,646	551,698	-	15,361,189
VIP High Income Portfolio Investor Class	5,270,926	403,521	115,644	13,557	5,752,897
VIP Investment Grade Bond Portfolio Investor Class	12,220,075	3,229,011	1,560,464	10,720	13,843,749
VIP Mid Cap Portfolio Investor Class	4,104,227	689,159	179,989	-	4,346,249
VIP Money Market Portfolio Investor Class	6,530	1,939,874	9,790	32	1,936,614
VIP Overseas Portfolio Investor Class	25,254,705	1,825,396	3,249,077	-	26,230,024
VIP Value Portfolio Investor Class	10,755,834	1,330,507	265,340	1,359	11,530,244
VIP Value Strategies Portfolio Investor Class	5,278,922	192,406	132,266	-	5,630,135
Total	$ 131,425,211	$ 20,334,247	$ 7,842,315	$ 50,241	$ 144,256,927
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2030 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (cost $127,804,668) - See accompanying schedule		$ 144,256,927
Receivable for fund shares sold		740,609
Total assets		144,997,536

Liabilities
Payable for investments purchased	$ 685,412
Payable for fund shares redeemed	55,197
Total liabilities		740,609

Net Assets		$ 144,256,927
Net Assets consist of:
Paid in capital		$ 123,886,565
Undistributed net investment income		50,241
Accumulated undistributed net realized gain (loss) on investments		3,867,862
Net unrealized appreciation (depreciation) on investments		16,452,259
Net Assets, for 11,601,835 shares outstanding		$ 144,256,927
Net Asset Value, offering price and redemption price per share ($144,256,927 ÷ 11,601,835 shares)		$ 12.43

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 50,241

Expenses
Independent trustees' compensation	$ 269
Total expenses before reductions	269
Expense reductions	(269)	0
Net investment income (loss)		50,241
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(344,283)
Capital gain distributions from underlying funds	4,811,425
Total net realized gain (loss)		4,467,142
Change in net unrealized appreciation (depreciation) on underlying funds		684,071
Net gain (loss)		5,151,213
Net increase (decrease) in net assets resulting from operations		$ 5,201,454

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 50,241	$ 1,960,549
Net realized gain (loss)	4,467,142	768,585
Change in net unrealized appreciation (depreciation)	684,071	3,205,313
Net increase (decrease) in net assets resulting from operations	5,201,454	5,934,447
Distributions to shareholders from net investment income	-	(1,957,068)
Distributions to shareholders from net realized gain	(66,564)	(2,273,757)
Total distributions	(66,564)	(4,230,825)
Share transactions
Proceeds from sales of shares	12,436,257	23,492,280
Reinvestment of distributions	66,564	4,230,825
Cost of shares redeemed	(4,805,991)	(9,158,880)
Net increase (decrease) in net assets resulting from share transactions	7,696,830	18,564,225
Total increase (decrease) in net assets	12,831,720	20,267,847

Net Assets
Beginning of period	131,425,207	111,157,360
End of period (including undistributed net investment income of $50,241 and $0, respectively)	$ 144,256,927	$ 131,425,207
Other Information Shares
Sold	1,006,555	1,968,586
Issued in reinvestment of distributions	5,434	354,225
Redeemed	(388,600)	(757,636)
Net increase (decrease)	623,389	1,565,175

Financial Highlights

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.97	$ 11.81	$ 10.00	$ 8.92	$ 9.41	$ 8.38
Income from Investment Operations
Net investment income (loss) E	-	.19	.21	.22	.20	.19
Net realized and unrealized gain (loss)	.47	.38	1.95	1.16	(.46)	1.15
Total from investment operations	.47	.57	2.16	1.38	(.26)	1.34
Distributions from net investment income	-	(.18)	(.19)	(.21)	(.20)	(.18)
Distributions from net realized gain	(.01)	(.22)	(.16)	(.09)	(.03)	(.13)
Total distributions	(.01)	(.41) I	(.35)	(.30)	(.23)	(.31)
Net asset value, end of period	$ 12.43	$ 11.97	$ 11.81	$ 10.00	$ 8.92	$ 9.41
Total ReturnB, C, D	3.89%	4.83%	21.72%	15.50%	(2.78)%	16.12%
Ratios to Average Net Assets F, G
Expenses before reductions H	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.07%A	1.58%	1.94%	2.28%	2.16%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 144,257	$ 131,425	$ 111,157	$ 67,610	$ 51,478	$ 46,070
Portfolio turnover rate F	11%A	13%	27%	14%	14%	26%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests. H Amount represents less than .01%. I Total distributions of $.41 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.224 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

1. Organization.

VIP Investor Freedom Income PortfolioSM, VIP Investor Freedom 2005 PortfolioSM, VIP Investor Freedom 2010 PortfolioSM, VIP Investor Freedom 2015 PortfolioSM, VIP Investor Freedom 2020 PortfolioSM, VIP Investor Freedom 2025 PortfolioSM and VIP Investor Freedom 2030 PortfolioSM (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
VIP Investor Freedom Income	$ 65,513,615	$ 3,589,770	$ (522,361)	$ 3,067,409
VIP Investor Freedom 2005	20,637,777	1,422,285	(224,049)	1,198,236
VIP Investor Freedom 2010	58,133,532	4,771,490	(988,515)	3,782,975
VIP Investor Freedom 2015	93,140,918	10,229,768	(1,346,047)	8,883,721
VIP Investor Freedom 2020	181,407,830	19,491,897	(2,930,746)	16,561,151
VIP Investor Freedom 2025	139,866,023	19,561,617	(1,727,848)	17,833,769
VIP Investor Freedom 2030	128,445,397	17,748,038	(1,936,508)	15,811,530

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Long-term
VIP Investor Freedom Income	$ (12,060)
VIP Investor Freedom 2005	(4,940)
VIP Investor Freedom 2010	(32,579)
VIP Investor Freedom 2015	(29,001)
VIP Investor Freedom 2020	(140,811)

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Investor Freedom Income	12,371,575	9,931,248
VIP Investor Freedom 2005	2,610,238	3,232,166
VIP Investor Freedom 2010	5,614,331	6,122,438
VIP Investor Freedom 2015	10,592,652	10,459,038
VIP Investor Freedom 2020	20,325,393	14,371,492
VIP Investor Freedom 2025	27,352,887	9,756,867
VIP Investor Freedom 2030	20,334,247	7,842,315

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions.

FMR voluntarily agreed to reimburse each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement
VIP Investor Freedom Income	0%	$ 131
VIP Investor Freedom 2005	0%	45
VIP Investor Freedom 2010	0%	123
VIP Investor Freedom 2015	0%	201
VIP Investor Freedom 2020	0%	384
VIP Investor Freedom 2025	0%	286
VIP Investor Freedom 2030	0%	269

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of all of the outstanding shares of the Funds.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	24,469,831,790.28	97.003
Withheld	756,086,184.43	2.997
TOTAL	25,225,917,974.71	100.000
John Engler
Affirmative	24,404,438,415.74	96.744
Withheld	821,479,558.97	3.256
TOTAL	25,225,917,974.71	100.000
Albert R. Gamper, Jr.
Affirmative	24,431,670,090.08	96.852
Withheld	794,247,884.63	3.148
TOTAL	25,225,917,974.71	100.000
Robert F. Gartland
Affirmative	24,472,637,370.54	97.014
Withheld	753,280,604.17	2.986
TOTAL	25,225,917,974.71	100.000
Abigail P. Johnson
Affirmative	24,442,024,432.82	96.893
Withheld	783,893,541.89	3.107
TOTAL	25,225,917,974.71	100.000
Arthur E. Johnson
Affirmative	24,444,583,833.78	96.903
Withheld	781,334,140.93	3.097
TOTAL	25,225,917,974.71	100.000
Michael E. Kenneally
Affirmative	24,475,874,452.78	97.027
Withheld	750,043,521.93	2.973
TOTAL	25,225,917,974.71	100.000
James H. Keyes
Affirmative	24,434,496,321.71	96.863
Withheld	791,421,653.00	3.137
TOTAL	25,225,917,974.71	100.000
Marie L. Knowles
Affirmative	24,446,177,909.79	96.909
Withheld	779,740,064.92	3.091
TOTAL	25,225,917,974.71	100.000
Geoffrey A. von Kuhn
Affirmative	24,444,403,935.60	96.902
Withheld	781,514,039.11	3.098
TOTAL	25,225,917,974.71	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Administrator

Fidelity Management & Research Company
Boston, MA

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPIFF-SANN-0815
1.833440.109
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Proxy Voting Results

eeFidelity® Variable Insurance Products:
Strategic Income Portfolio

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Initial Class	.69%
Actual		$ 1,000.00	$ 1,014.40	$ 3.45
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.46
Service Class	.79%
Actual		$ 1,000.00	$ 1,013.50	$ 3.94
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96
Service Class 2.94%
Actual		$ 1,000.00	$ 1,012.70	$ 4.69
HypotheticalA		$ 1,000.00	$ 1,020.13	$ 4.71
Investor Class	.72%
Actual		$ 1,000.00	$ 1,013.50	$ 3.59
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.61

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Top Five Holdings as of June 30, 2015
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	15.1	18.9
Japan Government	2.7	1.8
German Federal Republic	2.4	0.1
Freddie Mac	1.7	1.6
Ginnie Mae guaranteed REMIC pass-thru certificates	1.6	1.5
	23.5
Top Five Market Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	10.8	9.9
Consumer Discretionary	10.6	9.7
Energy	7.6	6.0
Telecommunication Services	5.3	5.5
Health Care	4.9	3.6
Quality Diversification (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
U.S. Government and U.S. Government Agency Obligations† 20.5%	U.S. Government and U.S. Government Agency Obligations† 24.6%
AAA,AA,A 10.3%	AAA,AA,A 9.3%
BBB 8.4%	BBB 9.8%
BB 20.9%	BB 17.2%
B 19.5%	B 17.1%
CCC,CC,C 6.3%	CCC,CC,C 6.3%
D 0.0%	D 0.0%
Not Rated 4.8%	Not Rated 3.9%
Other Investments 5.2%	Other Investments 4.8%
Short-Term Investments and Net Other Assets 4.1%	Short-Term Investments and Net Other Assets 7.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)
As of June 30, 2015 *	As of December 31, 2014 **
Preferred Securities 2.8%	Preferred Securities 2.3%
Corporate Bonds 43.3%	Corporate Bonds 37.6%
U.S. Government and U.S. Government Agency Obligations† 20.5%	U.S. Government and U.S. Government Agency Obligations† 24.6%
Foreign Government & Government Agency Obligations 16.5%	Foreign Government & Government Agency Obligations 17.8%
Bank Loan Obligations 7.5%	Bank Loan Obligations 5.8%
Stocks 5.2%	Stocks 4.8%
Other Investments 0.1%	Other Investments 0.1%
Short-Term Investments and Net Other Assets (Liabilities) 4.1%	Short-Term Investments and Net Other Assets (Liabilities) 7.0%

* Foreign investments	35.2%	** Foreign investments	33.7%
* Futures and Swaps	1.2%	** Futures and Swaps	1.3%
† Includes NCUA Guaranteed Notes

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 43.2%
		Principal Amount (d)	Value
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind		$ 484,814	$ 334,522
Nonconvertible Bonds - 43.2%
CONSUMER DISCRETIONARY - 7.3%
Auto Components - 0.6%
Affinia Group, Inc. 7.75% 5/1/21		110,000	114,950
Chassix Holdings, Inc. 10% 12/15/18 pay-in-kind (c)(g)(l)		252,900	22,761
Chassix, Inc. 9.25% 8/1/18 (c)(g)		850,000	765,000
Dana Holding Corp.:
5.375% 9/15/21		380,000	389,500
6% 9/15/23		380,000	396,388
6.75% 2/15/21		1,105,000	1,157,488
Delphi Automotive PLC 1.5% 3/10/25	EUR	450,000	457,805
Delphi Corp. 5% 2/15/23		953,000	1,014,945
Exide Technologies 11% 4/30/20		465,671	392,328
International Automotive Components Group SA 9.125% 6/1/18 (g)		495,000	504,900
Lear Corp. 4.75% 1/15/23		665,000	655,025
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (g)(l)		375,000	395,156
6.75% 11/15/22 pay-in-kind (g)(l)		495,000	534,600
Tenneco, Inc. 6.875% 12/15/20		545,000	566,800
			7,367,646
Automobiles - 0.1%
Chrysler Group LLC/CG Co-Issuer, Inc. 8.25% 6/15/21		900,000	981,000
General Motors Financial Co., Inc. 4.25% 5/15/23		270,000	272,860
			1,253,860
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (g)		160,000	162,800
LKQ Corp. 4.75% 5/15/23		115,000	109,681
			272,481
Diversified Consumer Services - 0.2%
Laureate Education, Inc. 10% 9/1/19 (g)(l)		2,490,000	2,321,925
Hotels, Restaurants & Leisure - 1.0%
24 Hour Holdings III LLC 8% 6/1/22 (g)		220,000	176,550
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (g)	BRL	2,650,000	793,739

		Principal Amount (d)	Value
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (g)		$ 3,265,000	$ 2,448,750
Choice Hotels International, Inc. 5.75% 7/1/22		145,000	157,144
FelCor Lodging LP:
5.625% 3/1/23		440,000	452,100
6% 6/1/25 (g)		1,145,000	1,162,175
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18		210,000	215,513
4.875% 11/1/20		545,000	554,538
5.375% 11/1/23		430,000	441,825
Graton Economic Development Authority 9.625% 9/1/19 (g)		1,080,000	1,164,672
Landry's Acquisition Co. 9.375% 5/1/20 (g)		95,000	101,888
LTF Merger Sub, Inc. 8.5% 6/15/23 (g)		580,000	559,700
MCE Finance Ltd. 5% 2/15/21 (g)		575,000	546,250
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (g)(l)		125,000	125,156
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		317,080	337,294
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (g)		100,000	100,000
Playa Resorts Holding BV 8% 8/15/20 (g)		1,640,000	1,697,400
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/21		460,000	460,000
Scientific Games Corp. 10% 12/1/22		570,000	545,775
Six Flags Entertainment Corp. 5.25% 1/15/21 (g)		785,000	802,663
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 3/31/15 (c)(g)		24,461	0
			12,843,132
Household Durables - 0.9%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (g)		335,000	329,975
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (g)		740,000	736,611
D.R. Horton, Inc.:
4.375% 9/15/22		565,000	548,050
4.75% 2/15/23		465,000	463,838
5.75% 8/15/23		255,000	269,663
Lennar Corp. 4.5% 11/15/19		425,000	430,313
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		2,555,000	2,618,875
6.875% 2/15/21		565,000	589,013
8.25% 2/15/21 (l)		625,000	648,438
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA: - continued
9.875% 8/15/19		$ 121,000	$ 127,050
Springs Industries, Inc. 6.25% 6/1/21		160,000	156,400
Standard Pacific Corp.:
8.375% 5/15/18		220,000	250,800
8.375% 1/15/21		420,000	487,200
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (g)		435,000	429,563
Tempur Sealy International, Inc. 6.875% 12/15/20		210,000	222,600
Toll Brothers Finance Corp.:
4.375% 4/15/23		1,106,000	1,083,880
5.875% 2/15/22		565,000	605,963
TRI Pointe Homes, Inc.:
4.375% 6/15/19		320,000	313,600
5.875% 6/15/24		780,000	764,400
William Lyon Homes, Inc. 8.5% 11/15/20		250,000	270,000
			11,346,232
Internet & Catalog Retail - 0.1%
Netflix, Inc. 5.375% 2/1/21 (g)		420,000	435,750
Priceline Group, Inc. 1.8% 3/3/27	EUR	850,000	833,567
Zayo Group LLC/Zayo Capital, Inc. 6% 4/1/23 (g)		580,000	572,866
			1,842,183
Media - 4.0%
Altice SA:
5.375% 7/15/23 (g)		1,000,000	975,000
7.75% 5/15/22 (g)		3,075,000	2,975,063
AMC Entertainment, Inc. 5.75% 6/15/25 (g)		870,000	852,600
AMC Networks, Inc. 4.75% 12/15/22		320,000	320,000
British Sky Broadcasting Group PLC 1.5% 9/15/21 (Reg. S)	EUR	1,000,000	1,110,154
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22		115,000	116,438
5.625% 2/15/24		1,625,000	1,661,563
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		1,565,000	1,525,875
5.125% 5/1/23 (g)		720,000	700,200
5.25% 3/15/21		520,000	518,700
5.25% 9/30/22		740,000	728,900

		Principal Amount (d)	Value
5.375% 5/1/25 (g)		$ 720,000	$ 701,100
5.75% 9/1/23		500,000	500,938
5.75% 1/15/24		555,000	557,775
6.5% 4/30/21		935,000	978,244
6.625% 1/31/22		820,000	854,850
7.375% 6/1/20		555,000	586,219
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (g)		1,490,000	1,353,106
Cinemark U.S.A., Inc.:
4.875% 6/1/23		525,000	504,656
5.125% 12/15/22		155,000	153,644
Clear Channel Communications, Inc. 14% 2/1/21 pay-in-kind (l)		566,312	397,425
Comcast Corp. 5.5% 11/23/29	GBP	550,000	1,040,349
DISH DBS Corp.:
5% 3/15/23		1,481,000	1,369,925
5.125% 5/1/20		50,000	50,563
5.875% 7/15/22		1,595,000	1,563,100
DreamWorks Animation SKG, Inc. 6.875% 8/15/20 (g)		245,000	242,550
Gannett Co., Inc.:
4.875% 9/15/21 (g)		410,000	406,925
5.5% 9/15/24 (g)		410,000	405,900
Globo Comunicacao e Participacoes SA 4.875% 4/11/22 (g)		250,000	257,500
Liberty Media Corp.:
8.25% 2/1/30		1,845,000	1,937,250
8.5% 7/15/29		545,000	588,600
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (l)		1,560,000	1,716,000
MDC Partners, Inc. 6.75% 4/1/20 (g)		595,000	592,769
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (g)(l)		1,140,000	1,148,550
Myriad International Holding BV 6% 7/18/20 (g)		220,000	238,535
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (g)		295,000	289,100
Numericable Group SA:
4.875% 5/15/19 (g)		820,000	811,800
6% 5/15/22 (g)		5,920,000	5,834,900
6.25% 5/15/24 (g)		5,380,000	5,292,575
Quebecor Media, Inc. 5.75% 1/15/23		790,000	788,025
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (g)		315,000	329,963
Regal Entertainment Group 5.75% 6/15/23		1,015,000	1,020,075
Sinclair Television Group, Inc. 5.375% 4/1/21		520,000	523,900
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Sirius XM Radio, Inc.:
4.25% 5/15/20 (g)		$ 650,000	$ 646,750
4.625% 5/15/23 (g)		260,000	244,075
5.25% 8/15/22 (g)		750,000	783,750
5.375% 4/15/25 (g)		620,000	598,300
Starz LLC/Starz Finance Corp. 5% 9/15/19		440,000	445,500
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		800,000	825,920
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (g)		575,000	586,141
VTR Finance BV 6.875% 1/15/24 (g)		630,000	643,766
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (g)(l)		120,000	122,124
WMG Acquisition Corp.:
5.625% 4/15/22 (g)		115,000	115,575
6.75% 4/15/22 (g)		465,000	444,075
			49,977,280
Specialty Retail - 0.3%
CST Brands, Inc. 5% 5/1/23		140,000	139,300
HT Intermediate Holdings Corp. 12% 5/15/19 pay-in-kind (g)(l)		265,000	268,975
Jaguar Land Rover PLC 4.25% 11/15/19 (g)		565,000	572,063
L Brands, Inc. 5.625% 10/15/23		520,000	546,000
L Brands, Inc. 5.625% 2/15/22		685,000	720,963
Sally Holdings LLC 6.875% 11/15/19		325,000	339,625
Sonic Automotive, Inc. 5% 5/15/23		85,000	83,088
Tenedora Nemak SA de CV 5.5% 2/28/23 (g)		840,000	861,000
The Men's Wearhouse, Inc. 7% 7/1/22		200,000	214,000
			3,745,014
Textiles, Apparel & Luxury Goods - 0.1%
Polymer Group, Inc.:
6.875% 6/1/19 (g)		215,000	197,800
7.75% 2/1/19		73,000	75,190
PVH Corp. 4.5% 12/15/22		1,137,000	1,125,630
			1,398,620
TOTAL CONSUMER DISCRETIONARY			92,368,373

		Principal Amount (d)	Value
CONSUMER STAPLES - 2.1%
Beverages - 0.1%
Constellation Brands, Inc.:
3.875% 11/15/19		$ 415,000	$ 421,225
4.75% 11/15/24		560,000	561,400
JB y Co. SA de CV 3.75% 5/13/25 (g)		250,000	242,575
			1,225,200
Food & Staples Retailing - 0.6%
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (g)(l)		615,000	568,875
9.25% 2/15/19 (g)		585,000	590,850
ESAL GmbH 6.25% 2/5/23 (g)		1,705,000	1,679,425
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (g)		155,000	148,025
Minerva Luxmbourg SA 7.75% 1/31/23 (Reg. S)		490,000	493,675
Rite Aid Corp.:
6.125% 4/1/23 (g)		1,155,000	1,189,650
6.75% 6/15/21		1,470,000	1,543,500
9.25% 3/15/20		360,000	390,150
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (g)		152,000	163,400
Tops Holding LLC / Tops Markets II Corp. 8% 6/15/22 (g)		580,000	580,725
			7,348,275
Food Products - 1.0%
B&G Foods, Inc. 4.625% 6/1/21		565,000	556,525
Barry Callebaut Services NV 5.5% 6/15/23 (g)		635,000	676,262
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (g)		590,000	615,075
Gruma S.A.B. de CV 4.875% 12/1/24 (g)		275,000	286,344
H.J. Heinz Co.:
4.125% 7/1/27 (Reg. S)	GBP	750,000	1,175,770
4.25% 10/15/20		1,040,000	1,062,100
JBS Investments GmbH 7.25% 4/3/24 (g)		2,205,000	2,268,394
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (g)		1,030,000	1,018,104
5.875% 7/15/24 (g)		1,812,000	1,823,325
7.25% 6/1/21 (g)		350,000	368,813
8.25% 2/1/20 (g)		330,000	349,800
Mondelez International, Inc. 1.625% 3/8/27	EUR	600,000	602,028
Pilgrim's Pride Corp. 5.75% 3/15/25 (g)		865,000	873,650
Post Holdings, Inc.:
6% 12/15/22 (g)		290,000	279,125
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Post Holdings, Inc.: - continued
7.375% 2/15/22		$ 370,000	$ 376,475
Sigma Alimentos SA de CV 6.875% 12/16/19 (g)		250,000	288,125
TreeHouse Foods, Inc. 4.875% 3/15/22		200,000	201,500
			12,821,415
Household Products - 0.2%
Edgewell Personal Care Co. 5.5% 6/15/25 (g)		375,000	370,313
Spectrum Brands Holdings, Inc.:
5.75% 7/15/25 (g)		600,000	609,000
6.375% 11/15/20		850,000	898,875
6.625% 11/15/22		175,000	186,375
			2,064,563
Personal Products - 0.2%
Elizabeth Arden, Inc. 7.375% 3/15/21		135,000	109,350
First Quality Finance Co., Inc. 4.625% 5/15/21 (g)		135,000	126,225
Prestige Brands, Inc.:
5.375% 12/15/21 (g)		725,000	725,000
8.125% 2/1/20		75,000	80,063
Revlon Consumer Products Corp. 5.75% 2/15/21		1,979,000	1,939,420
			2,980,058
TOTAL CONSUMER STAPLES			26,439,511
ENERGY - 6.8%
Energy Equipment & Services - 0.5%
Basic Energy Services, Inc. 7.75% 10/15/22		375,000	296,250
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22 (g)		395,000	377,225
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (g)		260,000	228,150
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		385,000	365,750
Forbes Energy Services Ltd. 9% 6/15/19		350,000	280,000
Forum Energy Technologies, Inc. 6.25% 10/1/21		715,000	707,850
Gulfmark Offshore, Inc. 6.375% 3/15/22		20,000	14,950
Hornbeck Offshore Services, Inc.:
5% 3/1/21		55,000	47,300
5.875% 4/1/20		525,000	483,000
Kinder Morgan, Inc. 2.25% 3/16/27	EUR	700,000	725,527

		Principal Amount (d)	Value
Offshore Group Investment Ltd.:
7.125% 4/1/23		$ 635,000	$ 387,350
7.5% 11/1/19		258,000	158,670
Pacific Drilling V Ltd. 7.25% 12/1/17 (g)		1,010,000	868,600
Precision Drilling Corp.:
5.25% 11/15/24		540,000	469,800
6.5% 12/15/21		90,000	87,300
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		200,000	190,395
Summit Midstream Holdings LLC 7.5% 7/1/21		220,000	231,000
Trinidad Drilling Ltd. 7.875% 1/15/19 (g)		140,000	140,000
Unit Corp. 6.625% 5/15/21		120,000	116,400
			6,175,517
Oil, Gas & Consumable Fuels - 6.3%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		735,000	725,011
4.875% 3/15/24		315,000	309,488
Afren PLC:
6.625% 12/9/20 (c)(g)		900,000	396,000
10.25% 4/8/19 (Reg. S) (c)		800,000	352,000
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
7.125% 11/1/20 (g)		885,000	601,800
7.375% 11/1/21 (g)		230,000	156,257
Antero Resources Corp. 5.625% 6/1/23 (g)		525,000	507,281
Carrizo Oil & Gas, Inc.:
6.25% 4/15/23		380,000	380,950
7.5% 9/15/20		1,020,000	1,073,550
Chaparral Energy, Inc. 9.875% 10/1/20		155,000	126,325
Citgo Holding, Inc. 10.75% 2/15/20 (g)		870,000	889,575
Citgo Petroleum Corp. 6.25% 8/15/22 (g)		955,000	938,288
Concho Resources, Inc.:
5.5% 4/1/23		1,370,000	1,370,000
6.5% 1/15/22		575,000	599,438
CONSOL Energy, Inc.:
5.875% 4/15/22		290,000	246,500
8% 4/1/23 (g)		1,445,000	1,370,944
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20		695,000	719,325
6.125% 3/1/22		963,000	982,260
6.25% 4/1/23 (g)		1,975,000	2,054,000
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		1,070,000	1,070,000
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19		480,000	468,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EDC Finance Ltd. 4.875% 4/17/20 (g)		$ 1,000,000	$ 873,500
Endeavor Energy Resources LP/EER Finance, Inc.:
7% 8/15/21 (g)		550,000	547,250
8.125% 9/15/23 (g)		2,025,000	2,088,281
Energy Transfer Equity LP 5.5% 6/1/27		860,000	857,850
Energy XXI Gulf Coast, Inc. 11% 3/15/20 (g)		735,000	643,125
EP Energy LLC/Everest Acquisition Finance, Inc. 6.375% 6/15/23 (g)		695,000	696,738
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19		482,500	448,725
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20		225,000	240,458
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		250,000	246,875
Georgian Oil & Gas Corp. 6.875% 5/16/17 (g)		400,000	403,000
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		130,000	124,800
7% 6/15/23 (g)		580,000	569,850
Goodrich Petroleum Corp. 8.875% 3/15/19		305,000	131,150
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (g)		395,000	426,600
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (g)		510,000	478,227
5.75% 10/1/25 (g)		580,000	556,800
7.625% 4/15/21 (g)		380,000	395,200
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20		485,000	483,788
Indo Energy Finance BV 7% 5/7/18 (g)		200,000	165,000
Jupiter Resources, Inc. 8.5% 10/1/22 (g)		860,000	720,250
KazMunaiGaz Finance Sub BV 6% 11/7/44 (g)		290,000	248,675
KazMunaiGaz National Co. 5.75% 4/30/43 (g)		485,000	404,691
Kinder Morgan, Inc. 5.625% 11/15/23 (g)		355,000	377,627
Kosmos Energy Ltd. 7.875% 8/1/21 (g)		290,000	279,850
Laredo Petroleum, Inc. 7.375% 5/1/22 (Reg. S)		600,000	631,500

		Principal Amount (d)	Value
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
4.875% 12/1/24		$ 2,370,000	$ 2,316,675
5.5% 2/15/23		350,000	359,188
Newfield Exploration Co.:
5.375% 1/1/26		720,000	712,800
5.625% 7/1/24		525,000	530,250
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		235,000	242,050
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (g)		740,000	693,750
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (g)		2,030,000	1,664,600
Pan American Energy LLC 7.875% 5/7/21 (g)		255,000	261,056
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20		930,000	983,475
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23 (g)		435,000	437,175
Peabody Energy Corp. 10% 3/15/22 (g)		575,000	356,500
Pemex Project Funding Master Trust:
6.625% 6/15/35		1,000,000	1,067,500
8.625% 12/1/23 (l)		250,000	307,250
PetroBakken Energy Ltd. 8.625% 2/1/20 (g)		1,225,000	787,063
Petrobras Global Finance BV:
1.896% 5/20/16 (l)		555,000	546,780
2% 5/20/16		250,000	247,043
2.4153% 1/15/19 (l)		740,000	684,130
3% 1/15/19		300,000	277,248
3.25% 3/17/17		300,000	295,833
6.25% 3/17/24		500,000	482,735
6.85% 6/5/15		570,000	467,605
7.25% 3/17/44		270,000	250,657
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16		250,000	251,068
5.75% 1/20/20		280,000	277,435
6.875% 1/20/40		905,000	806,228
Petroleos de Venezuela SA:
5.375% 4/12/27		880,000	301,400
5.5% 4/12/37		285,000	97,755
8.5% 11/2/17 (g)		6,235,000	4,286,563
9.75% 5/17/35 (g)		1,365,000	552,143
12.75% 2/17/22 (g)		1,155,000	569,993
Petroleos Mexicanos:
3.5% 1/30/23		495,000	469,607
4.875% 1/24/22		510,000	530,334
4.875% 1/18/24		445,000	456,125
5.5% 1/21/21		345,000	374,153
5.5% 6/27/44		605,000	556,600
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos: - continued
5.5% 6/27/44 (g)		$ 530,000	$ 487,600
5.625% 1/23/46 (g)		280,000	261,436
6% 3/5/20		345,000	385,538
6.375% 1/23/45		765,000	785,081
6.5% 6/2/41		940,000	977,600
6.625% (g)(h)		2,535,000	2,525,494
Petronas Capital Ltd. 3.5% 3/18/25 (g)		315,000	311,628
PT Pertamina Persero:
4.875% 5/3/22 (g)		375,000	378,281
5.25% 5/23/21 (g)		295,000	305,709
6% 5/3/42 (g)		175,000	162,348
6.5% 5/27/41 (g)		915,000	907,040
QEP Resources, Inc. 5.25% 5/1/23		610,000	584,075
Range Resources Corp. 5% 3/15/23		960,000	940,800
Rice Energy, Inc.:
6.25% 5/1/22		1,005,000	997,463
7.25% 5/1/23 (g)		510,000	522,750
Rosetta Resources, Inc.:
5.625% 5/1/21		485,000	515,313
5.875% 6/1/22		545,000	581,788
RSP Permian, Inc. 6.625% 10/1/22 (g)		230,000	235,175
Sabine Pass Liquefaction LLC 5.625% 3/1/25 (g)		1,175,000	1,163,250
SemGroup Corp. 7.5% 6/15/21		440,000	459,800
Sibur Securities Ltd. 3.914% 1/31/18 (g)		725,000	680,181
SM Energy Co. 5.625% 6/1/25		280,000	277,144
Southern Star Central Corp. 5.125% 7/15/22 (g)		320,000	324,800
Sunoco LP / Sunoco Finance Corp. 6.375% 4/1/23 (g)		405,000	421,200
Teekay Corp. 8.5% 1/15/20		295,000	328,188
Teine Energy Ltd. 6.875% 9/30/22 (g)		590,000	569,350
Tennessee Gas Pipeline Co. 7.625% 4/1/37		50,000	58,865
Tesoro Corp.:
4.25% 10/1/17		305,000	311,100
5.375% 10/1/22		345,000	350,175
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (g)		320,000	332,000
5.875% 10/1/20		82,000	84,870
6.125% 10/15/21		300,000	312,750
6.25% 10/15/22 (g)		1,845,000	1,909,575
Transportadora de Gas del Sur SA 9.625% 5/14/20 (g)		1,375,895	1,389,653

		Principal Amount (d)	Value
W&T Offshore, Inc. 8.5% 6/15/19		$ 505,000	$ 350,344
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23 (g)		240,000	247,200
Western Refining, Inc. 6.25% 4/1/21		955,000	962,163
Whiting Petroleum Corp.:
5% 3/15/19		385,000	377,300
5.75% 3/15/21		385,000	378,840
WPX Energy, Inc. 6% 1/15/22		690,000	681,375
YPF SA:
8.5% 7/28/25 (g)		565,000	559,350
8.75% 4/4/24 (g)		1,230,000	1,248,450
8.875% 12/19/18 (g)		895,000	950,938
Zhaikmunai International BV 7.125% 11/13/19 (g)		975,000	922,594
			79,394,143
TOTAL ENERGY			85,569,660
FINANCIALS - 8.1%
Banks - 3.1%
ABN AMRO Bank NV:
2.875% 6/30/25 (Reg. S)	EUR	150,000	168,173
7.125% 7/6/22	EUR	600,000	853,528
Banco Daycoval SA 5.75% 3/19/19 (g)		200,000	207,250
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		288,922	303,368
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (g)		250,000	260,000
5.75% 9/26/23 (g)		315,000	321,521
6.369% 6/16/18 (g)		275,000	294,250
Bank of America Corp. 1.375% 9/10/21 (Reg. S)	EUR	850,000	941,882
Bank of Ireland 1.25% 4/9/20	EUR	2,300,000	2,486,302
Banque Centrale de Tunisie 5.75% 1/30/25 (g)		460,000	449,075
Barclays Bank PLC 6.625% 3/30/22 (Reg. S)	EUR	490,000	676,314
BBVA Bancomer SA 6.75% 9/30/22 (g)		175,000	192,719
BBVA Colombia SA 4.875% 4/21/25 (g)		170,000	166,260
BBVA Paraguay SA 9.75% 2/11/16 (g)		600,000	621,421
CIT Group, Inc.:
5% 8/15/22		845,000	836,550
5.375% 5/15/20		1,055,000	1,099,838
5.5% 2/15/19 (g)		2,355,000	2,455,088
Citigroup, Inc. 2.125% 9/10/26 (Reg. S)	EUR	800,000	870,917
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
Development Bank of Philippines 8.375% (h)(l)		$ 845,000	887,362
Export-Import Bank of Korea 6% 6/4/16 (Reg. S)	INR	16,500,000	257,824
Finansbank A/S:
5.5% 5/11/16 (Reg. S)		600,000	$ 608,280
6.25% 4/30/19 (g)		475,000	478,924
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (g)		890,000	919,416
7.75% 7/5/17 (Reg. S)		200,000	206,610
GTB Finance BV:
6% 11/8/18 (g)		880,000	834,680
7.5% 5/19/16 (g)		800,000	810,000
HSBC Bank PLC 5% 3/20/23 (l)	GBP	900,000	1,487,416
HSBC Holdings PLC 3% 6/30/25	EUR	400,000	444,386
HSBK BV 7.25% 5/3/17 (g)		1,100,000	1,135,750
Industrial Senior Trust 5.5% 11/1/22 (g)		100,000	96,750
ING Bank NV:
6.125% 5/29/23 (l)	EUR	1,400,000	1,756,137
6.875% 5/29/23 (l)	GBP	1,000,000	1,746,025
Intesa Sanpaolo SpA 1.125% 1/14/20 (Reg. S)	EUR	1,000,000	1,087,614
Itau Unibanco Holding SA:
2.85% 5/26/18 (g)		285,000	282,720
5.125% 5/13/23 (Reg. S)		480,000	468,480
6.2% 12/21/21 (Reg. S)		425,000	449,119
KBC Groep NV 1.875% 3/11/27 (Reg. S) (l)	EUR	1,300,000	1,369,492
Lloyds Bank PLC 6.5% 3/24/20	EUR	650,000	865,255
National Westminster Bank PLC 6.5% 9/7/21	GBP	610,000	1,071,551
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (g)		400,000	403,000
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (g)		360,000	371,520
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	1,750,000	2,296,014
Royal Bank of Scotland Group PLC 1.625% 6/25/19 (Reg. S)	EUR	1,000,000	1,118,273
RSHB Capital SA 5.298% 12/27/17 (g)		440,000	429,893
SB Capital SA 5.5% 2/26/24 (g)(l)		990,000	819,609
Turkiye Halk Bankasi A/S 4.75% 6/4/19 (g)		200,000	201,448
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (g)(l)		280,000	275,089
UniCredit SpA:
3.25% 1/14/21 (Reg. S)	EUR	900,000	1,065,942

		Principal Amount (d)	Value
6.95% 10/31/22 (Reg. S)	EUR	150,000	$ 193,180
Zenith Bank PLC 6.25% 4/22/19 (g)		$ 1,080,000	1,035,450
			38,677,665
Capital Markets - 0.3%
Argos Merger Sub, Inc. 7.125% 3/15/23 (g)		865,000	906,088
Criteria Caixaholding SA 1.625% 4/21/22	EUR	1,800,000	1,898,569
Morgan Stanley 5.375% 8/10/20	EUR	900,000	1,207,619
			4,012,276
Consumer Finance - 2.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.25% 7/1/20		580,000	580,363
4.5% 5/15/21 (g)		995,000	999,975
4.625% 7/1/22		580,000	581,450
Ally Financial, Inc.:
4.125% 2/13/22		1,160,000	1,113,600
4.625% 3/30/25		205,000	195,263
5.125% 9/30/24		2,220,000	2,225,550
Credito Real S.A.B. de CV 7.5% 3/13/19 (g)		400,000	420,000
FCA Capital Ireland PLC 1.375% 4/17/20 (Reg. S)	EUR	1,600,000	1,728,026
Ford Credit Europe PLC 1.134% 2/10/22 (Reg. S)	EUR	1,000,000	1,065,648
General Motors Acceptance Corp. 8% 11/1/31		823,000	1,049,325
GMAC LLC 8% 11/1/31		9,813,000	11,751,068
Navient Corp.:
5% 10/26/20		395,000	387,100
5.875% 10/25/24		850,000	799,000
SLM Corp.:
5.5% 1/25/23		2,410,000	2,289,500
7.25% 1/25/22		2,840,000	2,996,200
8% 3/25/20		725,000	808,375
			28,990,443
Diversified Financial Services - 1.1%
Cimpor Financial Operations BV 5.75% 7/17/24 (g)		370,000	299,700
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		855,000	861,413
5.875% 2/1/22		3,505,000	3,570,719
6% 8/1/20		2,980,000	3,076,850
KfW 2.6% 6/20/37	JPY	75,000,000	796,055
Malaysia Sovereign Sukuk Bhd 3.043% 4/22/25 (g)		415,000	412,581
MSCI, Inc. 5.25% 11/15/24 (g)		345,000	349,313
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Nationwide Building Society 4.125% 3/20/23 (Reg. S) (l)	EUR	1,700,000	$ 2,009,555
TMK Capital SA:
6.75% 4/3/20 (Reg. S)		$ 375,000	324,375
7.75% 1/27/18		630,000	613,809
Unite (USAF) II PLC 3.374% 6/30/28	GBP	450,000	713,822
Wendel SA 2.75% 10/2/24 (Reg. S)	EUR	500,000	564,799
			13,592,991
Insurance - 0.1%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (g)		1,135,000	1,157,700
Society of Lloyd's 4.75% 10/30/24	GBP	200,000	315,875
			1,473,575
Real Estate Investment Trusts - 0.7%
Communications Sales & Leasing, Inc.:
6% 4/15/23 (g)		250,000	244,503
8.25% 10/15/23 (g)		565,000	555,113
Crown Castle International Corp. 5.25% 1/15/23		855,000	861,199
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		85,000	86,488
Iron Mountain, Inc. 5.75% 8/15/24		385,000	385,241
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22		475,000	506,469
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		1,385,000	1,473,294
6.75% 10/15/22		725,000	759,438
Prologis LP 3% 6/2/26	EUR	700,000	809,935
Scentre Management Ltd./ RE1 Ltd. 2.25% 7/16/24 (Reg. S)	EUR	287,000	326,673
The GEO Group, Inc.:
5.125% 4/1/23		200,000	199,500
5.875% 10/15/24		3,000,000	3,090,000
			9,297,853
Real Estate Management & Development - 0.5%
CBRE Group, Inc.:
5% 3/15/23		1,075,000	1,085,750
5.25% 3/15/25		665,000	688,275
Deutsche Annington Finance BV 2.125% 7/9/22 (Reg. S)	EUR	365,000	412,694
Grand City Properties SA 1.5% 4/17/25 (Reg. S)	EUR	500,000	496,325

		Principal Amount (d)	Value
Howard Hughes Corp. 6.875% 10/1/21 (g)		$ 1,210,000	$ 1,282,600
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		85,000	96,050
Realogy Corp. 9% 1/15/20 (g)		1,085,000	1,169,088
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (g)		785,000	773,225
			6,004,007
TOTAL FINANCIALS			102,048,810
HEALTH CARE - 3.1%
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 6.375% 7/1/23 (g)		260,000	264,550
Hologic, Inc. 5.25% 7/15/22 (g)(i)		630,000	643,388
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20 (g)		270,000	274,739
5.5% 4/15/25 (g)		1,725,000	1,673,250
			2,855,927
Health Care Providers & Services - 1.5%
AmSurg Corp. 5.625% 7/15/22		520,000	524,550
Community Health Systems, Inc.:
5.125% 8/15/18		495,000	507,375
5.125% 8/1/21		355,000	361,656
Hanger, Inc. 7.125% 11/15/18		1,230,000	1,226,925
HCA Holdings, Inc.:
4.75% 5/1/23		630,000	637,875
5.375% 2/1/25		1,155,000	1,173,827
5.875% 3/15/22		1,915,000	2,082,563
5.875% 5/1/23		2,145,000	2,279,063
6.5% 2/15/20		2,410,000	2,693,175
7.5% 2/15/22		1,175,000	1,349,781
HealthSouth Corp.:
5.125% 3/15/23		330,000	327,938
5.75% 11/1/24		760,000	776,150
InVentiv Health, Inc. 11% 8/15/18 (g)(l)		75,000	72,375
Kindred Escrow Corp. II:
8% 1/15/20 (g)		570,000	609,900
8.75% 1/15/23 (g)		430,000	467,088
MPH Acquisition Holdings LLC 6.625% 4/1/22 (g)		250,000	255,313
Quintiles Transnational Corp. 4.875% 5/15/23 (g)		445,000	447,225
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		330,000	339,075
5.5% 2/1/21		265,000	274,275
Tenet Healthcare Corp.:
6.75% 6/15/23 (g)		985,000	1,004,700
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Tenet Healthcare Corp.: - continued
6.875% 11/15/31		$ 1,210,000	$ 1,119,250
Truven Health Analytics, Inc. 10.625% 6/1/20		435,000	455,663
			18,985,742
Life Sciences Tools & Services - 0.2%
Jaguar Holding Co. I 9.375% 10/15/17 pay-in-kind (g)(l)		540,000	551,448
Thermo Fisher Scientific, Inc. 2% 4/15/25	EUR	1,000,000	1,076,628
			1,628,076
Pharmaceuticals - 1.2%
Concordia Healthcare Corp. 7% 4/15/23 (g)		275,000	275,000
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (g)(i)		735,000	751,538
6% 2/1/25 (g)		800,000	813,000
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (g)(l)		305,000	309,575
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (g)		657,000	734,198
Valeant Pharmaceuticals International:
5.625% 12/1/21 (g)		635,000	649,288
6.75% 8/15/21 (g)		580,000	604,650
7.5% 7/15/21 (g)		575,000	618,844
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (g)		1,010,000	1,042,825
5.875% 5/15/23 (g)		2,740,000	2,808,500
6.125% 4/15/25 (g)		4,945,000	5,087,169
VPI Escrow Corp. 6.375% 10/15/20 (g)		1,295,000	1,363,797
			15,058,384
TOTAL HEALTH CARE			38,528,129
INDUSTRIALS - 3.6%
Aerospace & Defense - 0.2%
Alion Science & Technology Corp. 15.25% 2/18/20 pay-in-kind		52,613	49,339
Bombardier, Inc. 6.125% 1/15/23 (g)		235,000	208,563
GenCorp, Inc. 7.125% 3/15/21		140,000	149,100
Huntington Ingalls Industries, Inc. 5% 12/15/21 (g)		345,000	351,038

		Principal Amount (d)	Value
KLX, Inc. 5.875% 12/1/22 (g)		$ 1,455,000	$ 1,469,390
Triumph Group, Inc. 4.875% 4/1/21		520,000	509,600
			2,737,030
Air Freight & Logistics - 0.1%
XPO Logistics, Inc. 7.875% 9/1/19 (g)		665,000	710,619
Airlines - 0.4%
Air Canada:
5.375% 11/15/22 (g)		163,681	170,228
7.75% 4/15/21 (g)		470,000	501,725
Allegiant Travel Co. 5.5% 7/15/19		160,000	161,200
Aviation Capital Group Corp. 4.625% 1/31/18 (g)		372,000	385,095
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		44,561	47,123
6.125% 4/29/18		180,000	187,650
7.25% 11/10/19		291,662	335,411
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		550,663	631,885
8.021% 8/10/22		169,118	194,063
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 1/15/22		257,571	249,843
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		99,913	112,695
8.028% 11/1/17		29,971	33,343
U.S. Airways Group, Inc. 6.125% 6/1/18		790,000	820,020
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		384,385	445,887
Series 2012-2 Class B, 6.75% 12/3/22		175,047	189,926
Series 2013-1 Class B, 5.375% 5/15/23		236,892	242,814
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		315,794	343,426
United Continental Holdings, Inc. 6.375% 6/1/18		105,000	109,463
			5,161,797
Building Products - 0.0%
Shea Homes Ltd. Partnershp/Corp.:
5.875% 4/1/23 (g)		185,000	187,313
6.125% 4/1/25 (g)		185,000	186,388
			373,701
Commercial Services & Supplies - 0.7%
ADT Corp. 6.25% 10/15/21		1,560,000	1,638,000
APX Group, Inc.:
6.375% 12/1/19		485,000	470,450
8.75% 12/1/20		686,000	617,400
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Bakercorp International, Inc. 8.25% 6/1/19		$ 75,000	$ 64,125
Cenveo Corp. 6% 8/1/19 (g)		315,000	296,100
Clean Harbors, Inc.:
5.125% 6/1/21		320,000	316,800
5.25% 8/1/20		1,050,000	1,065,750
Covanta Holding Corp.:
5.875% 3/1/24		1,870,000	1,860,650
7.25% 12/1/20		430,000	451,500
Garda World Security Corp. 7.25% 11/15/21 (g)		225,000	216,000
R.R. Donnelley & Sons Co.:
6% 4/1/24		230,000	231,150
7% 2/15/22		385,000	413,875
7.875% 3/15/21		520,000	586,950
TMS International Corp. 7.625% 10/15/21 (g)		110,000	107,250
			8,336,000
Construction & Engineering - 0.1%
AECOM Technology Corp.:
5.75% 10/15/22 (g)		280,000	283,500
5.875% 10/15/24 (g)		240,000	243,300
Cementos Progreso Trust 7.125% 11/6/23 (g)		240,000	255,524
MasTec, Inc. 4.875% 3/15/23		555,000	506,438
Odebrecht Finance Ltd. 4.375% 4/25/25 (g)		275,000	210,293
			1,499,055
Electrical Equipment - 0.1%
Sensata Technologies BV:
4.875% 10/15/23 (g)		265,000	261,688
5% 10/1/25 (g)		575,000	559,906
			821,594
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (g)		200,000	205,000
Machinery - 0.1%
Schaeffler Finance BV 4.75% 5/15/21 (g)		520,000	522,600
Terex Corp. 6% 5/15/21		495,000	497,475
			1,020,075
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (g)		595,000	586,075
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (g)		180,000	155,925

		Principal Amount (d)	Value
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (g)		$ 490,000	$ 469,175
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21		340,000	299,200
			1,510,375
Professional Services - 0.0%
Pontis III Ltd. 0% (e)(g)(h)		375,000	373,106
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (l)		155,000	155,434
			528,540
Road & Rail - 0.0%
JSC Georgian Railway 7.75% 7/11/22 (g)		200,000	216,900
Lima Metro Line 2 Finance Ltd. 5.875% 7/5/34 (g)		250,000	255,300
			472,200
Trading Companies & Distributors - 1.6%
Aircastle Ltd.:
4.625% 12/15/18		395,000	406,850
5.5% 2/15/22		555,000	566,450
6.25% 12/1/19		610,000	661,057
7.625% 4/15/20		380,000	429,856
Ashtead Capital, Inc. 5.625% 10/1/24 (g)		550,000	551,375
International Lease Finance Corp.:
3.875% 4/15/18		750,000	753,750
4.625% 4/15/21		700,000	707,000
5.875% 4/1/19		3,655,000	3,896,961
5.875% 8/15/22		635,000	685,800
6.25% 5/15/19		2,550,000	2,757,188
8.25% 12/15/20		2,870,000	3,408,125
8.625% 1/15/22		2,145,000	2,616,900
NES Rentals Holdings, Inc. 7.875% 5/1/18 (g)		160,000	161,600
United Rentals North America, Inc.:
4.625% 7/15/23		505,000	495,203
5.5% 7/15/25		1,905,000	1,840,706
			19,938,821
Transportation Infrastructure - 0.2%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (g)		657,580	703,611
10.75% 12/1/20 (Reg. S)		46,200	49,434
Heathrow Funding Ltd. 6.25% 9/10/18	GBP	950,000	1,666,189
			2,419,234
TOTAL INDUSTRIALS			45,734,041
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - 2.4%
Communications Equipment - 0.6%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (g)		$ 1,580,000	$ 1,670,850
8.875% 1/1/20 (g)		295,000	320,813
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (g)		875,000	883,750
Brocade Communications Systems, Inc. 4.625% 1/15/23		350,000	338,625
Lucent Technologies, Inc.:
6.45% 3/15/29		3,359,000	3,468,168
6.5% 1/15/28		560,000	576,800
			7,259,006
Electronic Equipment & Components - 0.1%
Flextronics International Ltd.:
4.625% 2/15/20		500,000	511,250
5% 2/15/23		260,000	265,083
Jabil Circuit, Inc. 4.7% 9/15/22		265,000	267,650
			1,043,983
Internet Software & Services - 0.1%
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		370,000	382,950
j2 Global, Inc. 8% 8/1/20		350,000	378,000
VeriSign, Inc.:
4.625% 5/1/23		465,000	446,981
5.25% 4/1/25 (g)		565,000	563,588
			1,771,519
IT Services - 0.3%
Audatex North America, Inc.:
6% 6/15/21 (g)		1,000,000	1,027,500
6.125% 11/1/23 (g)		150,000	154,125
CDW LLC/CDW Finance Corp. 5% 9/1/23		565,000	555,113
Ceridian HCM Holding, Inc. 11% 3/15/21 (g)		250,000	264,375
First Data Corp.:
11.25% 1/15/21		286,000	317,460
11.75% 8/15/21		1,050,000	1,181,250
Global Cash Access, Inc. 10% 1/15/22 (g)		390,000	369,525
			3,869,348
Semiconductors & Semiconductor Equipment - 0.6%
Advanced Micro Devices, Inc. 7% 7/1/24		555,000	468,975
Entegris, Inc. 6% 4/1/22 (g)		155,000	159,263
Infineon Technologies AG 1.5% 3/10/22 (Reg. S)	EUR	300,000	327,581
Micron Technology, Inc.:
5.25% 8/1/23 (g)		230,000	220,513
5.25% 1/15/24 (g)		430,000	406,081
5.5% 2/1/25 (g)		1,605,000	1,503,885

		Principal Amount (d)	Value
5.625% 1/15/26 (g)		$ 1,930,000	$ 1,782,838
5.875% 2/15/22		345,000	351,038
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (g)		590,000	594,425
5.75% 2/15/21 (g)		525,000	546,000
5.75% 3/15/23 (g)		1,415,000	1,471,600
STATS ChipPAC Ltd. 4.5% 3/20/18 (g)		250,000	250,938
			8,083,137
Software - 0.5%
Activision Blizzard, Inc.:
5.625% 9/15/21 (g)		3,695,000	3,870,513
6.125% 9/15/23 (g)		770,000	825,825
Blue Coat Systems, Inc. 8.375% 6/1/23 (g)		510,000	518,925
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (g)(l)		230,000	230,575
Italics Merger Sub, Inc. 7.125% 7/15/23 (g)		290,000	286,375
Nuance Communications, Inc. 5.375% 8/15/20 (g)		250,000	251,250
Sophia Holding Finance LP/Sophia Holding Finance, Inc. 9.625% 12/1/18 pay-in-kind (g)(l)		395,000	399,938
SS&C Technologies Holdings, Inc. 5.875% 7/15/23 (g)		455,000	459,550
			6,842,951
Technology Hardware, Storage & Peripherals - 0.2%
Project Homestake Merger Corp. 8.875% 3/1/23 (g)		315,000	305,550
Seagate HDD Cayman:
4.75% 6/1/23		1,050,000	1,066,451
4.75% 1/1/25 (g)		540,000	536,680
			1,908,681
TOTAL INFORMATION TECHNOLOGY			30,778,625
MATERIALS - 3.5%
Chemicals - 1.2%
Albemarle Corp. U.S. 1.875% 12/8/21 (Reg. S)	EUR	1,300,000	1,428,989
Chemtura Corp. 5.75% 7/15/21		255,000	258,825
Hexion U.S. Finance Corp. 6.625% 4/15/20		610,000	559,675
LSB Industries, Inc. 7.75% 8/1/19		185,000	196,100
Momentive Performance Materials, Inc.:
3.88% 10/24/21		3,580,000	3,213,050
4.69% 4/24/22		1,515,000	1,257,450
10% 10/15/20 (c)		1,515,000	0
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (c)		3,580,000	0
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Nufarm Australia Ltd. 6.375% 10/15/19 (g)		$ 210,000	$ 214,725
OCP SA 5.625% 4/25/24 (g)		200,000	208,806
Platform Specialty Products Corp. 6.5% 2/1/22 (g)		435,000	449,138
PolyOne Corp.:
5.25% 3/15/23		320,000	316,800
7.375% 9/15/20		155,000	161,975
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (g)		300,000	292,500
8.25% 1/15/21 (g)		215,000	209,088
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (g)		225,000	221,625
Rockwood Specialties Group, Inc. 4.625% 10/15/20		475,000	494,594
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.:
7.375% 2/1/20 (g)		205,000	207,050
7.375% 2/1/20 (g)		305,000	308,050
The Chemours Company LLC:
6.625% 5/15/23 (g)		90,000	87,188
7% 5/15/25 (g)		460,000	446,200
TPC Group, Inc. 8.75% 12/15/20 (g)		765,000	707,625
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (g)		255,000	273,169
W.R. Grace & Co. - Conn:
5.125% 10/1/21 (g)		1,647,000	1,659,353
5.625% 10/1/24 (g)		1,870,000	1,893,375
			15,065,350
Construction Materials - 0.1%
CEMEX Finance LLC:
6% 4/1/24 (g)		200,000	197,940
9.375% 10/12/22 (g)		300,000	334,125
Prince Mineral Holding Corp. 11.5% 12/15/19 (g)		175,000	161,000
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (g)		320,000	311,200
Union Andina de Cementos SAA 5.875% 10/30/21 (g)		300,000	303,375
			1,307,640
Containers & Packaging - 0.7%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (g)(l)		3,110,867	3,208,568

		Principal Amount (d)	Value
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (g)		$ 350,000	$ 349,125
6.25% 1/31/19 (g)		285,000	289,988
6.75% 1/31/21 (g)		605,000	618,613
7% 11/15/20 (g)		55,588	56,700
Beverage Packaging Holdings II SA (Luxembourg):
5.625% 12/15/16 (g)		625,000	623,828
6% 6/15/17 (g)		315,000	315,000
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (g)		210,000	186,900
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,210,000	1,358,225
7.5% 12/15/96		160,000	154,000
Graphic Packaging International, Inc. 4.75% 4/15/21		165,000	166,650
Sealed Air Corp. 5.25% 4/1/23 (g)		270,000	271,688
Silgan Holdings, Inc. 5% 4/1/20		960,000	986,400
			8,585,685
Metals & Mining - 1.3%
Aleris International, Inc. 6% 6/1/20 (g)		1,759	1,759
Alrosa Finance SA 7.75% 11/3/20 (g)		200,000	209,000
Cliffs Natural Resources, Inc.:
7.75% 3/31/20 (g)		1,016,000	650,240
8.25% 3/31/20 (g)		430,000	406,350
Compania Minera Ares SAC 7.75% 1/23/21 (g)		400,000	410,500
CSN Resources SA 6.5% 7/21/20 (g)		200,000	170,000
Edgen Murray Corp. 8.75% 11/1/20 (g)		397,000	428,760
Essar Steel Algoma, Inc. 9.5% 11/15/19 (g)		480,000	406,800
EVRAZ Group SA:
6.5% 4/22/20 (g)		880,000	795,960
9.5% 4/24/18 (Reg. S)		1,125,000	1,158,424
Evraz, Inc. NA Canada 7.5% 11/15/19 (g)		710,000	699,350
Ferrexpo Finance PLC 10.375% 4/7/19 (g)		843,000	703,905
First Quantum Minerals Ltd.:
6.75% 2/15/20 (g)		377,000	364,748
7% 2/15/21 (g)		427,000	408,319
7.25% 5/15/22 (g)		510,000	487,688
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (g)		900,000	823,500
GTL Trade Finance, Inc. 5.893% 4/29/24 (g)		450,000	438,975
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Metalloinvest Finance Ltd. 5.625% 4/17/20 (g)		$ 245,000	$ 224,146
Metinvest BV 10.5% 11/28/17 (g)		1,582,000	909,650
Mirabela Nickel Ltd. 1% 9/10/44 (g)		1,266	0
Murray Energy Corp. 11.25% 4/15/21 (g)		1,170,000	982,800
New Gold, Inc. 7% 4/15/20 (g)		150,000	155,250
Nord Gold NV 6.375% 5/7/18 (g)		720,000	712,800
Polyus Gold International Ltd.:
5.625% 4/29/20 (g)		1,200,000	1,128,000
5.625% 4/29/20 (Reg. S)		200,000	188,000
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		725,000	730,438
11.25% 10/15/18		735,000	742,350
Southern Copper Corp.:
6.75% 4/16/40		50,000	51,637
7.5% 7/27/35		450,000	503,973
Steel Dynamics, Inc.:
5.125% 10/1/21		160,000	160,320
5.25% 4/15/23		190,000	188,575
5.5% 10/1/24		410,000	410,000
Vale Overseas Ltd. 6.875% 11/21/36		280,000	270,707
Vedanta Resources PLC 6.75% 6/7/16 (g)		550,000	563,063
Walter Energy, Inc. 9.5% 10/15/19 (g)		330,000	178,200
			16,664,187
Paper & Forest Products - 0.2%
Boise Cascade Co. 6.375% 11/1/20		145,000	152,794
Mercer International, Inc.:
7% 12/1/19		395,000	412,775
7.75% 12/1/22		1,710,000	1,838,250
NewPage Corp.:
0% 5/1/12 (c)(l)		90,000	0
11.375% 12/31/14 (c)		318,200	0
Sino-Forest Corp. 6.25% 10/21/17 (c)(g)		565,000	0
			2,403,819
TOTAL MATERIALS			44,026,681
TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 1.4%
Altice Financing SA:
6.5% 1/15/22 (g)		1,435,000	1,435,000
6.625% 2/15/23 (g)		1,080,000	1,072,224

		Principal Amount (d)	Value
7.875% 12/15/19 (g)		$ 440,000	$ 463,100
Altice Finco SA:
8.125% 1/15/24 (g)		3,320,000	3,353,200
9.875% 12/15/20 (g)		655,000	720,500
Citizens Communications Co.:
7.875% 1/15/27		280,000	259,000
9% 8/15/31		220,000	200,200
Consolidated Communications, Inc. 10.875% 6/1/20		245,000	280,525
Eileme 2 AB 11.625% 1/31/20 (g)		935,000	1,037,757
FairPoint Communications, Inc. 8.75% 8/15/19 (g)		520,000	540,800
Frontier Communications Corp. 8.5% 4/15/20		1,010,000	1,055,955
GCI, Inc. 6.875% 4/15/25		560,000	565,600
Indosat Palapa Co. BV 7.375% 7/29/20 (g)		440,000	455,400
Level 3 Communications, Inc. 5.75% 12/1/22		595,000	590,538
Level 3 Financing, Inc.:
5.125% 5/1/23 (g)		575,000	560,625
5.375% 5/1/25 (g)		575,000	554,156
Lynx I Corp. 5.375% 4/15/21 (g)		301,500	310,545
Lynx II Corp. 6.375% 4/15/23 (g)		200,000	206,750
Qtel International Finance Ltd. 5% 10/19/25 (g)		275,000	296,102
Sprint Capital Corp.:
6.875% 11/15/28		1,692,000	1,455,120
8.75% 3/15/32		936,000	910,260
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (g)		200,000	207,000
U.S. West Communications:
6.875% 9/15/33		200,000	197,758
7.25% 9/15/25		35,000	39,957
7.25% 10/15/35		70,000	71,747
UPCB Finance IV Ltd. 5.375% 1/15/25 (g)		615,000	587,018
Virgin Media Finance PLC 4.875% 2/15/22		565,000	531,100
			17,957,937
Wireless Telecommunication Services - 3.3%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	11,000,000	670,463
Comcel Trust 6.875% 2/6/24 (g)		250,000	263,125
Digicel Group Ltd.:
6% 4/15/21 (g)		2,700,000	2,603,124
6.75% 3/1/23 (g)		1,110,000	1,088,133
7% 2/15/20 (g)		1,200,000	1,242,000
7.125% 4/1/22 (g)		5,275,000	5,009,668
8.25% 9/30/20 (g)		3,995,000	4,004,988
Intelsat Jackson Holdings SA 6.625% 12/15/22 (Reg. S)		2,855,000	2,598,050
Millicom International Cellular SA:
4.75% 5/22/20 (g)		555,000	533,649
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Millicom International Cellular SA: - continued
6% 3/15/25 (g)		$ 485,000	$ 468,025
6.625% 10/15/21 (g)		200,000	205,500
MTS International Funding Ltd. 8.625% 6/22/20 (g)		1,160,000	1,250,422
Sprint Corp. 7.125% 6/15/24		295,000	273,642
T-Mobile U.S.A., Inc.:
6% 3/1/23		955,000	977,681
6.125% 1/15/22		1,875,000	1,935,938
6.25% 4/1/21		1,750,000	1,793,750
6.375% 3/1/25		4,300,000	4,396,750
6.5% 1/15/24		3,483,000	3,596,198
6.542% 4/28/20		780,000	816,652
6.625% 4/1/23		2,341,000	2,431,714
6.633% 4/28/21		860,000	892,250
6.731% 4/28/22		565,000	589,013
6.836% 4/28/23		665,000	699,081
TBG Global Pte. Ltd. 4.625% 4/3/18 (Reg. S)		220,000	218,900
Vimpel Communications 9.125% 4/30/18 (Reg. S) (Issued by VIP Finance Ireland Ltd. for Vimpel Communications)		275,000	294,338
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (g)		1,810,000	1,816,788
VimpelCom Holdings BV:
9% 2/13/18 (g)	RUB	10,000,000	166,060
9% 2/13/18 (Reg S.)	RUB	12,500,000	207,575
			41,043,477
TOTAL TELECOMMUNICATION SERVICES			59,001,414
UTILITIES - 1.6%
Electric Utilities - 0.6%
E.ON International Finance BV 5.875% 10/30/37	GBP	750,000	1,395,888
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (c)		1,972,457	2,219,015
11.75% 3/1/22 (c)(g)		2,285,067	2,602,120
Lamar Funding Ltd. 3.958% 5/7/25 (g)		250,000	243,125

		Principal Amount (d)	Value
Mirant Americas Generation LLC 9.125% 5/1/31		$ 410,000	$ 381,300
RJS Power Holdings LLC 5.125% 7/15/19 (g)		535,000	524,300
			7,365,748
Gas Utilities - 0.1%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		280,000	288,400
Southern Natural Gas Co.:
7.35% 2/15/31		175,000	196,553
8% 3/1/32		335,000	397,676
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		210,000	219,450
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21		236,000	251,930
			1,354,009
Independent Power and Renewable Electricity Producers - 0.9%
Calpine Corp. 7.875% 1/15/23 (g)		419,000	452,520
Energy Future Holdings Corp.:
10.875% 11/1/17 (c)		1,125,000	1,333,125
11.25% 11/1/17 pay-in-kind (c)(l)		896,100	1,061,879
Listrindo Capital BV 6.95% 2/21/19 (Reg. S)		200,000	209,000
PPL Energy Supply LLC 6.5% 6/1/25 (g)		460,000	460,000
TerraForm Power Operating LLC 5.875% 2/1/23 (g)		350,000	355,250
The AES Corp.:
4.875% 5/15/23		590,000	554,600
5.5% 3/15/24		315,000	303,188
TXU Corp.:
5.55% 11/15/14 (c)		186,000	196,230
6.5% 11/15/24 (c)		3,225,000	3,386,250
6.55% 11/15/34 (c)		2,775,000	2,913,750
			11,225,792
TOTAL UTILITIES			19,945,549
TOTAL NONCONVERTIBLE BONDS			544,440,793
TOTAL CORPORATE BONDS (Cost $543,881,180)			544,775,315
U.S. Government and Government Agency Obligations - 15.9%
		Principal Amount (d)	Value
U.S. Government Agency Obligations - 0.2%
Federal Home Loan Bank 1% 6/21/17		$ 880,000	$ 884,462
Tennessee Valley Authority:
1.75% 10/15/18		1,672,000	1,685,580
5.25% 9/15/39		126,000	152,779
5.375% 4/1/56		414,000	498,228
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			3,221,049
U.S. Treasury Inflation-Protected Obligations - 0.4%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		3,093,625	2,804,612
1.375% 2/15/44		1,591,818	1,686,838
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			4,491,450
U.S. Treasury Obligations - 14.7%
U.S. Treasury Bonds:
3% 5/15/45		3,967,000	3,869,063
3.375% 5/15/44		559,000	584,374
3.625% 2/15/44		9,988,000	10,932,176
4.25% 5/15/39		2,000,000	2,403,906
4.375% 2/15/38		675,000	826,928
4.75% 2/15/37		450,000	580,992
5.25% 2/15/29		2,310,000	3,008,595
5.375% 2/15/31 (k)		1,869,000	2,507,379
6.25% 8/15/23 (j)		2,249,000	2,932,309
7.5% 11/15/16		655,000	718,146
7.875% 2/15/21		200,000	265,328
U.S. Treasury Notes:
0.25% 5/15/16		4,386,000	4,383,943
0.375% 10/31/16		2,000,000	1,997,812
0.5% 2/28/17		288,000	287,707
0.5% 7/31/17		2,952,000	2,940,930
0.625% 8/15/16		2,085,000	2,090,375
0.625% 11/15/16		392,000	392,858
0.625% 12/15/16		591,000	592,108
0.625% 12/31/16		10,702,000	10,720,397
0.625% 2/15/17		1,000,000	1,001,016
0.75% 1/15/17		500,000	501,641
0.75% 4/15/18		2,231,000	2,217,929
0.875% 11/30/16		396,000	398,166
0.875% 1/31/17		296,000	297,526
0.875% 4/30/17		4,330,000	4,350,637
0.875% 5/15/17		3,067,000	3,080,418
0.875% 6/15/17		1,300,000	1,305,688
0.875% 8/15/17		6,620,000	6,643,276
0.875% 1/31/18		950,000	949,926
0.875% 7/31/19		4,926,000	4,820,554

		Principal Amount (d)	Value
1% 9/30/16		$ 6,901,000	$ 6,950,604
1% 10/31/16		3,620,000	3,645,735
1.125% 6/15/18		3,500,000	3,511,211
1.25% 11/30/18		3,700,000	3,706,938
1.375% 7/31/18		2,861,000	2,887,822
1.375% 9/30/18		1,503,000	1,514,390
1.375% 2/28/19		4,070,000	4,081,766
1.375% 3/31/20		2,856,000	2,825,655
1.375% 4/30/20		5,653,000	5,586,312
1.5% 12/31/18		416,000	419,835
1.5% 1/31/19		4,585,000	4,623,688
1.5% 5/31/20		2,059,000	2,045,649
1.5% 1/31/22		3,727,000	3,604,125
1.625% 4/30/19		6,996,000	7,069,787
1.625% 6/30/19		5,374,000	5,421,023
1.75% 9/30/19		6,510,000	6,582,730
1.875% 8/31/17		3,300,000	3,382,243
1.875% 9/30/17		1,900,000	1,947,204
1.875% 10/31/17		1,898,000	1,945,154
2% 5/31/21		3,700,000	3,720,813
2% 2/15/25		1,148,000	1,113,739
2.125% 6/30/21		1,500,000	1,517,226
2.125% 6/30/22		3,962,000	3,974,690
2.25% 3/31/21		7,824,000	7,987,201
2.25% 4/30/21		5,470,000	5,580,680
2.375% 7/31/17		641,000	663,134
2.375% 6/30/18		1,912,000	1,987,434
2.375% 8/15/24		5,597,000	5,618,862
2.75% 11/30/16		1,500,000	1,547,579
3.5% 2/15/18		1,501,000	1,601,731
4.5% 5/15/17		1,172,000	1,256,238
TOTAL U.S. TREASURY OBLIGATIONS			185,923,301
Other Government Related - 0.6%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5235% 12/7/20 (NCUA Guaranteed) (l)		175,130	175,322
Series 2011-R1 Class 1A, 0.6305% 1/8/20 (NCUA Guaranteed) (l)		378,728	380,489
Series 2011-R4 Class 1A, 0.5605% 3/6/20 (NCUA Guaranteed) (l)		148,740	148,989
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Other Government Related - continued
National Credit Union Administration Guaranteed Notes Master Trust:
2.35% 6/12/17 (NCUA Guaranteed)		$ 2,930,000	$ 3,016,522
3.45% 6/12/21 (NCUA Guaranteed)		3,400,000	3,631,793
TOTAL OTHER GOVERNMENT RELATED			7,353,115
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $198,769,915)			200,988,915
U.S. Government Agency - Mortgage Securities - 0.8%

Fannie Mae - 0.2%
1.865% 10/1/35 (l)		1,162	1,227
1.915% 11/1/33 (l)		2,544	2,667
1.925% 9/1/33 (l)		25,056	26,315
1.925% 11/1/35 (l)		17,722	18,655
2.045% 1/1/35 (l)		12,842	13,516
2.052% 6/1/36 (l)		2,681	2,867
2.142% 9/1/36 (l)		5,850	6,273
2.19% 3/1/37 (l)		1,538	1,632
2.231% 3/1/33 (l)		6,035	6,372
2.278% 6/1/47 (l)		7,999	8,578
2.289% 11/1/36 (l)		3,626	3,862
2.321% 7/1/35 (l)		19,421	20,645
2.36% 2/1/37 (l)		26,044	27,814
2.44% 5/1/36 (l)		2,679	2,862
2.512% 4/1/36 (l)		17,396	18,655
2.526% 2/1/36 (l)		2,166	2,324
2.557% 6/1/42 (l)		39,734	41,131
2.691% 2/1/42 (l)		265,328	275,418
2.725% 8/1/35 (l)		38,431	41,211
2.765% 1/1/42 (l)		235,165	244,426
2.96% 11/1/40 (l)		27,740	29,107
2.982% 9/1/41 (l)		30,979	32,421
3.059% 10/1/41 (l)		10,984	11,386
3.234% 7/1/41 (l)		43,176	45,791
3.308% 10/1/41 (l)		26,449	27,823
3.554% 7/1/41 (l)		44,914	47,611
5.5% 10/1/20 to 1/1/29		381,261	417,704
6% 6/1/16 to 10/1/16		946	968
6.5% 3/1/16 to 8/1/36		504,735	586,686
TOTAL FANNIE MAE			1,965,947

		Principal Amount (d)	Value
Freddie Mac - 0.1%
1.82% 3/1/35 (l)		$ 6,226	$ 6,474
1.825% 3/1/37 (l)		1,057	1,106
1.852% 1/1/36 (l)		5,616	5,921
2.022% 2/1/37 (l)		2,851	3,018
2.05% 6/1/37 (l)		1,770	1,862
2.06% 1/1/37 (l)		15,764	16,700
2.095% 8/1/37 (l)		4,367	4,619
2.1% 7/1/35 (l)		8,858	9,454
2.121% 5/1/37 (l)		4,354	4,652
2.23% 6/1/33 (l)		14,628	15,597
2.29% 7/1/36 (l)		318,402	337,641
2.333% 4/1/37 (l)		5,465	5,860
2.346% 10/1/36 (l)		19,359	20,508
2.351% 10/1/35 (l)		7,698	8,159
2.385% 5/1/37 (l)		52,154	55,742
2.385% 5/1/37 (l)		26,348	28,262
2.403% 10/1/42 (l)		289,624	305,746
2.415% 6/1/37 (l)		15,825	16,975
2.436% 5/1/37 (l)		3,936	4,218
2.448% 6/1/37 (l)		3,301	3,541
2.49% 9/1/35 (l)		3,530	3,786
2.545% 7/1/36 (l)		5,025	5,389
2.595% 4/1/37 (l)		475	509
2.673% 7/1/35 (l)		11,957	12,826
3.072% 10/1/35 (l)		2,576	2,731
3.081% 9/1/41 (l)		262,864	274,366
3.217% 9/1/41 (l)		30,522	31,968
3.242% 4/1/41 (l)		27,297	28,688
3.292% 6/1/41 (l)		35,547	37,657
3.47% 5/1/41 (l)		28,600	30,131
3.624% 6/1/41 (l)		43,581	46,286
3.705% 5/1/41 (l)		38,188	40,586
6% 1/1/24		141,708	156,540
6.5% 1/1/17 to 3/1/22		31,233	34,077
TOTAL FREDDIE MAC			1,561,595
Ginnie Mae - 0.5%
4.3% 8/20/61 (q)		352,040	372,197
4.53% 10/20/62 (q)		357,945	389,907
4.55% 5/20/62 (q)		2,046,029	2,211,373
4.626% 3/20/62 (q)		438,097	472,468
4.649% 2/20/62 (q)		238,059	256,585
4.65% 3/20/62 (q)		404,420	436,656
4.682% 2/20/62 (q)		295,000	317,811
4.684% 1/20/62 (q)		1,363,917	1,467,895
5.47% 8/20/59 (q)		129,681	134,643
5.5% 11/15/35		213,612	242,710
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Ginnie Mae - continued
5.612% 4/20/58 (q)		$ 98,947	$ 100,882
6% 6/15/36		402,353	463,739
TOTAL GINNIE MAE			6,866,866
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $10,145,736)			10,394,408
Collateralized Mortgage Obligations - 2.3%

U.S. Government Agency - 2.3%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.687% 9/25/23 (l)		34,586	34,714
Series 2010-15 Class FJ, 1.117% 6/25/36 (l)		457,860	466,721
Series 2010-86 Class FE, 0.637% 8/25/25 (l)		43,434	43,804
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		511	526
Series 2003-70 Class BJ, 5% 7/25/33		23,371	25,969
Series 2005-19 Class PA, 5.5% 7/25/34		157,060	170,754
Series 2005-27 Class NE, 5.5% 5/25/34		164,063	170,631
Series 2005-52 Class PB, 6.5% 12/25/34		2,172	2,192
Series 2005-64 Class PX, 5.5% 6/25/35		153,076	168,084
Series 2005-68 Class CZ, 5.5% 8/25/35		484,813	544,567
Series 2010-118 Class PB, 4.5% 10/25/40		300,000	321,545
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		2,462	2,559
Series 2003-117 Class MD, 5% 12/25/23		106,099	117,372
Series 2004-52 Class KZ, 5.5% 7/25/34		1,121,105	1,267,889
Series 2004-91 Class Z, 5% 12/25/34		417,260	463,835
Series 2005-117 Class JN, 4.5% 1/25/36		40,000	43,699
Series 2005-14 Class ZB, 5% 3/25/35		163,536	181,796
Series 2006-72 Class CY, 6% 8/25/26		79,685	88,427
Series 2009-59 Class HB, 5% 8/25/39		220,177	244,707

		Principal Amount (d)	Value
Series 2010-88 Class NA, 4% 8/25/28		$ 1,174,733	$ 1,200,357
Series 2009-85 Class IB, 4.5% 8/25/24 (n)		26,139	2,232
Series 2009-93 Class IC, 4.5% 9/25/24 (n)		39,831	3,334
Series 2010-139 Class NI, 4.5% 2/25/40 (n)		242,337	36,021
Series 2010-39 Class FG, 1.107% 3/25/36 (l)		284,729	292,198
Series 2010-97 Class CI, 4.5% 8/25/25 (n)		85,118	6,509
Series 2011-67 Class AI, 4% 7/25/26 (n)		74,389	8,645
Series 2012-27 Class EZ, 4.25% 3/25/42		478,494	515,848
Freddie Mac:
floater:
Series 2630 Class FL, 0.6855% 6/15/18 (l)		477	479
Series 2711 Class FC, 1.0855% 2/15/33 (l)		173,558	176,772
floater planned amortization class Series 2770 Class FH, 0.5855% 3/15/34 (l)		190,095	191,604
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		3,526	3,886
Series 2376 Class JE, 5.5% 11/15/16		1,792	1,842
Series 2381 Class OG, 5.5% 11/15/16		867	886
Series 2425 Class JH, 6% 3/15/17		2,877	2,973
Series 2672 Class MG, 5% 9/15/23		304,034	330,144
Series 2996 Class MK, 5.5% 6/15/35		7,779	8,755
Series 3415 Class PC, 5% 12/15/37		77,876	84,084
Series 3763 Class QA, 4% 4/15/34		169,183	175,887
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34		317,567	327,475
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		801,165	904,883
Series 2303 Class ZV, 6% 4/15/31		7,918	8,769
Series 2877 Class ZD, 5% 10/15/34		487,108	541,285
Series 3745 Class KV, 4.5% 12/15/26		447,391	495,696
Series 3843 Class PZ, 5% 4/15/41		137,958	160,850
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.684% 7/20/37 (l)		$ 94,652	$ 95,436
Series 2008-2 Class FD, 0.664% 1/20/38 (l)		23,565	23,754
Series 2008-73 Class FA, 1.044% 8/20/38 (l)		141,662	144,532
Series 2008-83 Class FB, 1.084% 9/20/38 (l)		140,852	143,786
Series 2009-108 Class CF, 0.7834% 11/16/39 (l)		117,212	118,440
Series 2009-116 Class KF, 0.7134% 12/16/39 (l)		93,404	94,259
Series 2010-9 Class FA, 0.7034% 1/16/40 (l)		150,430	151,784
Series 2010-H17 Class FA, 0.5115% 7/20/60 (l)(q)		489,631	487,382
Series 2010-H18 Class AF, 0.4776% 9/20/60 (l)(q)		577,753	575,414
Series 2010-H19 Class FG, 0.4776% 8/20/60 (l)(q)		654,470	651,851
Series 2010-H27 Series FA, 0.5576% 12/20/60 (l)(q)		264,673	264,711
Series 2011-H05 Class FA, 0.6776% 12/20/60 (l)(q)		367,902	369,214
Series 2011-H07 Class FA, 0.6823% 2/20/61 (l)(q)		612,574	614,585
Series 2011-H12 Class FA, 0.6723% 2/20/61 (l)(q)		879,719	882,366
Series 2011-H13 Class FA, 0.6776% 4/20/61 (l)(q)		328,172	329,322
Series 2011-H14:
Class FB, 0.6776% 5/20/61 (l)(q)		387,978	389,523
Class FC, 0.6776% 5/20/61 (l)(q)		349,573	350,875
Series 2011-H17 Class FA, 0.7076% 6/20/61 (l)(q)		461,141	463,148
Series 2011-H21 Class FA, 0.7776% 10/20/61 (l)(q)		510,275	513,952
Series 2012-H01 Class FA, 0.8776% 11/20/61 (l)(q)		438,710	443,720
Series 2012-H03 Class FA, 0.8776% 1/20/62 (l)(q)		272,134	275,240
Series 2012-H06 Class FA, 0.8076% 1/20/62 (l)(q)		423,706	427,350
Series 2012-H07 Class FA, 0.8076% 3/20/62 (l)(q)		253,379	256,059
Series 2013-H19 Class FD, 0.7776% 8/20/63 (l)(q)		205,776	207,348
Series 2014-H11 Class BA, 0.6823% 6/20/64 (l)(q)		1,986,144	1,994,232

		Principal Amount (d)	Value
Series 2015-H13 Class FL, 0.461% 5/20/63 (l)(q)		$ 2,895,000	$ 2,895,000
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		17,489	17,739
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (n)		165,971	28,825
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		470,000	515,482
Series 2010-H15 Class TP, 5.15% 8/20/60 (q)		1,107,088	1,196,426
Series 2010-H17 Class XP, 5.3001% 7/20/60 (l)(q)		1,521,415	1,639,143
Series 2010-H18 Class PL, 5.01% 9/20/60 (l)(q)		1,150,345	1,240,924
Series 2012-64 Class KB, 5.2466% 5/20/41 (l)		87,670	99,339
Series 2013-124:
Class ES, 8.4213% 4/20/39 (l)(o)		534,863	616,406
Class ST, 8.5547% 8/20/39 (l)(o)		1,004,740	1,152,329
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $29,220,846)			29,511,101
Commercial Mortgage Securities - 1.5%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.534% 4/25/19 (l)		121,711	121,215
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		260,000	284,336
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		1,410,000	1,542,099
Series K009 Class A2, 3.808% 8/25/20		2,150,000	2,318,657
Series K034 Class A1, 2.669% 2/25/23		1,055,462	1,083,918
Series K717 Class A2, 2.991% 9/25/21		567,000	588,817
Series K039 Class A2, 3.303% 7/25/24		2,013,000	2,081,889
Series K042 Class A2, 2.67% 12/25/24		1,700,000	1,665,223
Series K501 Class A2, 1.655% 11/25/16		550,000	554,550
Series K714 Class A2, 3.034% 10/25/20		3,500,000	3,658,543
Series K716 Class A2, 3.13% 6/25/21		1,200,000	1,257,197
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Freddie Mac Multi-family Strutured Pass-thru Certificates:
sequential payer Series K718 Class A2, 2.791% 1/25/22		$ 1,600,000	$ 1,638,573
Series K044 Class A2, 2.811% 1/25/25		1,600,000	1,586,378
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $18,369,044)			18,381,395
Foreign Government and Government Agency Obligations - 16.5%

Arab Republic 5.875% 6/11/25 (g)		365,000	356,423
Arab Republic of Egypt 6.875% 4/30/40 (g)		100,000	97,750
Argentine Republic:
7% 10/3/15		1,605,000	1,597,778
7% 4/17/17		6,710,000	6,449,801
Australian Commonwealth:
2.75% 6/21/35 (Reg. S)	AUD	500,000	339,017
3.25% 4/21/25 (Reg. S)	AUD	9,700,000	7,630,580
Azerbaijan Republic 4.75% 3/18/24 (g)		250,000	254,700
Belarus Republic:
8.75% 8/3/15 (Reg. S)		2,467,000	2,438,630
8.95% 1/26/18		2,165,000	2,065,951
Brazilian Federative Republic:
5.625% 1/7/41		1,225,000	1,169,875
7.125% 1/20/37		1,390,000	1,570,700
8.25% 1/20/34		1,340,000	1,664,950
10% 1/1/17	BRL	1,540,000	470,607
Buenos Aires Province:
9.375% 9/14/18 (g)		310,000	304,575
9.95% 6/9/21		420,000	410,550
10.875% 1/26/21 (g)		100,000	100,500
10.875% 1/26/21 (Reg. S)		1,415,000	1,422,075
Buoni del Tesoro Poliennali:
1.05% 12/1/19	EUR	3,950,000	4,401,103
2.5% 12/1/24	EUR	1,700,000	1,932,733
4.5% 3/1/24	EUR	1,900,000	2,498,350
Canadian Government:
1.5% 2/1/17	CAD	3,050,000	2,480,927
1.5% 3/1/20	CAD	4,150,000	3,426,325
2.25% 6/1/25	CAD	3,475,000	2,925,371
3.5% 12/1/45	CAD	1,850,000	1,865,730
Central Bank of Nigeria warrants 11/15/20 (a)(p)		750	91,393
City of Buenos Aires 8.95% 2/19/21 (g)		895,000	912,900
9.95% 3/1/17 (g)		325,000	336,375

		Principal Amount (d)	Value
Colombian Republic:
4.375% 3/21/23	COP	943,000,000	$ 327,037
5% 6/15/45		$ 200,000	185,000
5.625% 2/26/44		200,000	202,500
6.125% 1/18/41		370,000	400,525
7.375% 9/18/37		365,000	449,863
10.375% 1/28/33		905,000	1,360,215
Congo Republic 4% 6/30/29		1,865,990	1,656,999
Costa Rican Republic:
4.25% 1/26/23 (g)		300,000	276,900
7% 4/4/44 (g)		670,000	648,225
Croatia Republic:
5.5% 4/4/23 (g)		175,000	179,923
6% 1/26/24 (g)		200,000	211,450
6.375% 3/24/21 (g)		300,000	323,625
6.625% 7/14/20 (g)		270,000	295,269
6.75% 11/5/19 (g)		280,000	308,174
Danish Kingdom 1.75% 11/15/25	DKK	9,600,000	1,538,759
Democratic Socialist Republic of Sri Lanka:
6% 1/14/19 (g)		210,000	214,463
6.25% 10/4/20 (g)		480,000	491,424
6.25% 7/27/21 (g)		210,000	212,888
Dominican Republic:
1.25% 8/30/24 (l)		995,000	965,648
5.5% 1/27/25 (g)		315,000	315,788
5.875% 4/18/24 (g)		115,000	119,313
6.85% 1/27/45 (g)		590,000	601,800
7.45% 4/30/44 (g)		755,000	824,838
7.5% 5/6/21 (g)		515,000	578,088
El Salvador Republic:
7.625% 2/1/41 (g)		175,000	173,250
7.65% 6/15/35 (Reg. S)		240,000	241,200
8.25% 4/10/32 (Reg. S)		140,000	152,950
French Government OAT:
1.75% 5/25/23	EUR	450,000	536,319
3.25% 5/25/45	EUR	625,000	857,184
Georgia Republic 6.875% 4/12/21 (g)		210,000	226,800
German Federal Republic:
0% 4/17/20	EUR	19,150,000	21,270,302
0.5% 2/15/25	EUR	5,300,000	5,760,160
2.5% 8/15/46	EUR	1,800,000	2,457,562
Hong Kong Government SAR 1.32% 12/23/19	HKD	2,700,000	352,331
Hungarian Republic:
5.375% 3/25/24		268,000	290,445
5.75% 11/22/23		427,000	472,903
7.625% 3/29/41		494,000	654,619
Indonesian Republic:
3.375% 4/15/23 (g)		280,000	263,900
4.875% 5/5/21 (g)		170,000	180,421
5.25% 1/17/42 (g)		270,000	259,538
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Indonesian Republic: - continued
5.375% 10/17/23		$ 200,000	$ 215,250
5.875% 3/13/20 (g)		130,000	144,625
6.625% 2/17/37 (g)		525,000	593,250
6.75% 1/15/44 (g)		205,000	237,800
7.75% 1/17/38 (g)		970,000	1,235,586
7.875% 4/15/19	IDR	3,417,000,000	254,051
8.5% 10/12/35 (Reg. S)		800,000	1,080,000
Irish Republic 2% 2/18/45 (Reg.S)	EUR	1,325,000	1,290,272
Islamic Republic of Pakistan:
7.125% 3/31/16 (g)		1,325,000	1,359,781
7.25% 4/15/19 (g)		965,000	1,011,450
8.25% 4/15/24 (g)		200,000	217,500
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		4,140,000	5,000,801
5.5% 12/4/23		1,628,000	1,972,944
Italian Republic 4.75% 9/1/44	EUR	750,000	1,052,692
Ivory Coast 5.75% 12/31/32		1,125,000	1,054,913
Japan Government:
0.1% 10/15/15	JPY	144,500,000	1,181,027
0.1% 1/15/16	JPY	85,000,000	694,893
0.1% 2/15/16	JPY	350,000,000	2,861,552
0.1% 3/15/16	JPY	300,000,000	2,452,931
0.1% 8/15/16	JPY	640,000,000	5,235,303
0.5% 12/20/15	JPY	230,000,000	1,883,685
0.9% 6/20/22	JPY	934,050,000	7,994,204
1.5% 12/20/44	JPY	220,000,000	1,817,613
1.9% 9/20/30	JPY	925,000,000	8,701,266
Jordanian Kingdom:
2.503% 10/30/20		2,924,000	3,016,097
3% 6/30/25		1,179,000	1,177,809
Kingdom of Norway 3.75% 5/25/21	NOK	4,800,000	693,303
Lebanese Republic:
4% 12/31/17		877,500	870,919
5.45% 11/28/19		255,000	256,594
6.375% 3/9/20		150,000	155,813
Moroccan Kingdom:
4.25% 12/11/22 (g)		295,000	300,900
5.5% 12/11/42 (g)		200,000	202,450
New Zealand Government 6% 5/15/21	NZD	1,000,000	781,707

		Principal Amount (d)	Value
Panamanian Republic:
6.7% 1/26/36		$ 190,000	$ 234,650
8.875% 9/30/27		200,000	283,000
9.375% 4/1/29		195,000	288,600
Peruvian Republic:
4% 3/7/27 (f)		570,000	570,000
8.75% 11/21/33		145,000	218,950
Philippine Republic:
7.75% 1/14/31		305,000	439,963
9.5% 2/2/30		415,000	671,781
10.625% 3/16/25		235,000	375,119
Plurinational State of Bolivia 5.95% 8/22/23 (g)		335,000	355,100
Provincia de Cordoba 12.375% 8/17/17 (g)		890,000	907,800
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		275,000	274,519
Republic of Armenia:
6% 9/30/20 (g)		720,000	703,368
7.15% 3/26/25 (g)		400,000	396,000
Republic of Iceland 5.875% 5/11/22 (g)		480,000	541,982
Republic of Iraq 5.8% 1/15/28 (Reg. S)		1,500,000	1,212,900
Republic of Nigeria 5.125% 7/12/18 (g)		405,000	406,519
Republic of Serbia:
5.25% 11/21/17 (g)		280,000	289,268
5.875% 12/3/18 (g)		520,000	546,650
6.75% 11/1/24 (g)		878,917	893,419
7.25% 9/28/21 (g)		400,000	448,000
Republic of Singapore 3.25% 9/1/20	SGD	3,400,000	2,673,349
Romanian Republic:
4.375% 8/22/23 (g)		308,000	315,669
6.125% 1/22/44 (g)		534,000	599,148
Russian Federation:
4.875% 9/16/23 (g)		600,000	593,400
5% 4/29/20 (g)		300,000	307,890
5.625% 4/4/42 (g)		400,000	376,000
5.875% 9/16/43 (g)		800,000	770,592
7.5% 3/31/30 (Reg. S)		575,000	673,606
12.75% 6/24/28 (Reg. S)		2,615,000	4,094,672
South African Republic 5.875% 9/16/25		200,000	221,569
Spanish Kingdom:
1.4% 1/31/20	EUR	1,200,000	1,354,457
2.75% 10/31/24 (Reg. S)	EUR	2,050,000	2,376,289
5.15% 10/31/44	EUR	350,000	521,081
Sweden Kingdom 3.5% 6/1/22	SEK	17,850,000	2,567,828
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Switzerland Confederation:
1.5% 7/24/25	CHF	1,650,000	$ 1,998,283
4.25% 6/5/17	CHF	1,650,000	1,943,398
Turkish Republic:
4.875% 4/16/43		$ 275,000	250,239
5.125% 3/25/22		185,000	193,788
5.625% 3/30/21		490,000	528,171
6.25% 9/26/22		275,000	305,921
6.75% 4/3/18		680,000	749,859
6.75% 5/30/40		495,000	569,250
6.875% 3/17/36		505,000	585,800
7% 3/11/19		445,000	500,136
7.25% 3/5/38		345,000	417,710
7.375% 2/5/25		505,000	606,000
7.5% 11/7/19		945,000	1,089,585
8% 2/14/34		260,000	335,270
11.875% 1/15/30		530,000	891,301
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (g)		355,000	173,064
Ukraine Government:
7.8% 11/28/22 (g)		800,000	412,000
7.95% 2/23/21 (g)		200,000	104,000
9.25% 7/24/17 (g)		665,000	319,865
United Kingdom, Great Britain and Northern Ireland:
2% 7/22/20 (Reg. S)	GBP	550,000	884,612
2% 9/7/25(Reg. S)	GBP	1,250,000	1,938,540
3.5% 7/22/68	GBP	1,050,000	2,067,875
United Mexican States:
4.6% 1/23/46		300,000	277,500
4.75% 3/8/44		540,000	513,000
5.55% 1/21/45		265,000	281,894
6.05% 1/11/40		566,000	642,410
6.5% 6/10/21	MXN	4,115,000	272,621
6.75% 9/27/34		455,000	571,025
7.5% 4/8/33		195,000	262,275
8.3% 8/15/31		120,000	176,700
Uruguay Republic 7.875% 1/15/33 pay-in-kind		635,000	852,487
Venezuelan Republic:
oil recovery rights 4/15/20 (p)		10,236	102,360
5.75% 2/26/16 (Reg S.)		3,785,000	3,127,356
9% 5/7/23 (Reg. S)		240,000	93,000
9.25% 9/15/27		580,000	245,050
9.25% 5/7/28 (Reg. S)		370,000	141,525
11.75% 10/21/26 (Reg. S)		740,000	318,200
11.95% 8/5/31 (Reg. S)		1,680,000	718,200
12.75% 8/23/22		540,000	249,750
Vietnamese Socialist Republic:
1.2139% 3/12/16 (l)		135,652	133,787

		Principal Amount (d)	Value
4% 3/12/28 (f)		$ 1,856,250	$ 1,809,844
4.8% 11/19/24 (g)		200,000	200,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $211,736,208)			208,410,037
Supranational Obligations - 0.0%

European Bank for Reconstruction & Development 6% 3/3/16 (Cost $240,986)	INR	15,500,000	242,981
Common Stocks - 4.9%
	Shares
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.2%
Delphi Automotive PLC	9,900	842,391
Exide Technologies (a)	2,115	0
Exide Technologies (a)	7,051	0
Remy International, Inc.	6,195	136,971
Tenneco, Inc. (a)	14,900	855,856
		1,835,218
Automobiles - 0.0%
General Motors Co.	328	10,932
General Motors Co.:
warrants 7/10/16 (a)	11,036	262,326
warrants 7/10/19 (a)	11,036	177,128
		450,386
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(r)	2,218	32,953
Hotels, Restaurants & Leisure - 0.2%
Chipotle Mexican Grill, Inc. (a)	800	483,992
Extended Stay America, Inc. unit	68,300	1,281,991
Fiesta Restaurant Group, Inc. (a)	12,900	645,000
		2,410,983
Household Durables - 0.4%
Harman International Industries, Inc.	11,100	1,320,234
Lennar Corp. Class A	26,700	1,362,768
Standard Pacific Corp. (a)	98,700	879,417
Taylor Morrison Home Corp. (a)	41,100	836,796
Whirlpool Corp.	6,800	1,176,740
		5,575,955
Media - 0.3%
AMC Networks, Inc. Class A (a)	17,000	1,391,450
Naspers Ltd. Class N	9,500	1,479,739
Sinclair Broadcast Group, Inc. Class A	50,200	1,401,082
		4,272,271
Specialty Retail - 0.1%
Office Depot, Inc. (a)	154,900	1,341,434
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp. (a)	8,500	$ 611,745
Michael Kors Holdings Ltd. (a)	1,109	46,678
		658,423
TOTAL CONSUMER DISCRETIONARY		16,577,623
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Reddy Ice Holdings, Inc. (a)	5,683	5,115
The Hain Celestial Group, Inc. (a)	24,400	1,606,984
		1,612,099
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
Hornbeck Offshore Services, Inc. (a)	14,400	295,632
Ocean Rig UDW, Inc. (United States)	38,500	197,505
		493,137
Oil, Gas & Consumable Fuels - 0.0%
Crestwood Midstream Partners LP	29,000	324,800
TOTAL ENERGY		817,937
FINANCIALS - 0.1%
Capital Markets - 0.0%
Motors Liquidation Co. GUC Trust (a)	2,816	54,208
Penson Worldwide, Inc. Class A (a)	314,563	3
		54,211
Consumer Finance - 0.1%
Springleaf Holdings, Inc. (a)	19,600	899,836
TOTAL FINANCIALS		954,047
HEALTH CARE - 1.0%
Biotechnology - 0.4%
Biogen, Inc. (a)	4,800	1,938,912
Celgene Corp. (a)	12,500	1,446,688
Gilead Sciences, Inc.	15,500	1,814,740
		5,200,340
Health Care Providers & Services - 0.3%
Community Health Systems, Inc. (a)	15,700	988,629
HCA Holdings, Inc. (a)	19,000	1,723,680
Rotech Healthcare, Inc. (a)	6,069	235,781
		2,948,090
Pharmaceuticals - 0.3%
Allergan PLC (a)	7,600	2,306,296
Valeant Pharmaceuticals International (Canada) (a)	8,300	1,841,218
		4,147,514
TOTAL HEALTH CARE		12,295,944

	Shares	Value
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp.:
warrants 3/15/17 (a)	115	$ 0
warrants 8/17/24	50	0
Airlines - 0.2%
Air Canada (a)	106,500	1,126,393
American Airlines Group, Inc.	28,500	1,138,148
		2,264,541
Building Products - 0.0%
Nortek, Inc. (a)	524	43,560
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. (a)(r)	894,972	107,397
Marine - 0.0%
U.S. Shipping Partners Corp. (a)	644	129
U.S. Shipping Partners Corp. warrants 12/31/29 (a)	6,028	0
		129
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	15,600	528,840
HD Supply Holdings, Inc. (a)	37,300	1,312,214
Penhall Acquisition Co.:
Class A (a)	321	26,072
Class B (a)	107	8,691
United Rentals, Inc. (a)	20,100	1,761,162
		3,636,979
Transportation Infrastructure - 0.0%
DeepOcean Group Holding BV (a)(g)	31,897	459,084
TOTAL INDUSTRIALS		6,511,690
INFORMATION TECHNOLOGY - 1.4%
Electronic Equipment & Components - 0.2%
CDW Corp.	57,800	1,981,384
Internet Software & Services - 0.4%
Alibaba Group Holding Ltd. sponsored ADR	32,900	2,706,683
Baidu.com, Inc. sponsored ADR (a)	3,400	676,872
Facebook, Inc. Class A (a)	10,400	891,956
Google, Inc. Class A (a)	1,100	594,044
		4,869,555
Semiconductors & Semiconductor Equipment - 0.7%
Avago Technologies Ltd.	6,200	824,166
Cypress Semiconductor Corp.	309	3,634
Freescale Semiconductor, Inc. (a)	53,300	2,130,401
MagnaChip Semiconductor Corp. (a)	2,669	20,605
NXP Semiconductors NV (a)	6,900	677,580
Qorvo, Inc. (a)	33,195	2,664,563
Skyworks Solutions, Inc.	26,800	2,789,880
		9,110,829
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.	10,300	$ 1,291,878
TOTAL INFORMATION TECHNOLOGY		17,253,646
MATERIALS - 0.3%
Chemicals - 0.2%
LyondellBasell Industries NV Class A	15,700	1,625,264
Containers & Packaging - 0.1%
Rock-Tenn Co. Class A	26,532	1,597,226
Metals & Mining - 0.0%
Aleris International, Inc. (a)(r)	2,037	21,877
Mirabela Nickel Ltd. (a)	217,900	19,334
		41,211
TOTAL MATERIALS		3,263,701
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
NII Holdings, Inc.	30,566	495,414
T-Mobile U.S., Inc. (a)	34,700	1,345,319
		1,840,733
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	140	4,642
TOTAL COMMON STOCKS (Cost $55,864,529)		61,132,062
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (a)	2,286	18,585
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Allergan PLC 5.50%	1,500	1,563,870
TOTAL CONVERTIBLE PREFERRED STOCKS		1,582,455
Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Capital Markets - 0.1%
Goldman Sachs Group, Inc. Series K, 6.375%	26,704	693,503

	Shares	Value
Consumer Finance - 0.1%
Ally Financial, Inc. 7.00% (g)	1,311	$ 1,324,725
TOTAL FINANCIALS		2,018,228
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc.:
15.00% (a)	147,896	147,896
Class C 19.50% (r)	37,356	37,356
		185,252
TOTAL NONCONVERTIBLE PREFERRED STOCKS		2,203,480
TOTAL PREFERRED STOCKS (Cost $2,870,753)		3,785,935
Bank Loan Obligations - 1.9%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Chassix, Inc. term loan 10% 12/12/15 (l)	$ 283,144	287,391
Hotels, Restaurants & Leisure - 0.1%
Centaur Acquisition LLC Tranche 2LN, term loan 8.75% 2/20/20 (l)	165,000	165,000
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (l)	901,168	901,312
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (l)	273,000	270,625
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (l)	49,663	49,723
		1,386,660
TOTAL CONSUMER DISCRETIONARY		1,674,051
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (l)	285,000	285,000
Personal Products - 0.1%
Revlon Consumer Products Corp.:
term loan 4% 8/19/19 (l)	812,521	812,521
Tranche B, term loan 3.25% 11/19/17 (l)	364,574	363,207
		1,175,728
TOTAL CONSUMER STAPLES		1,460,728
Bank Loan Obligations - continued
	Principal Amount (d)	Value
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Sheridan Production Partners I Tranche A, term loan 4.25% 12/16/20 (l)	$ 23,465	$ 20,415
Oil, Gas & Consumable Fuels - 0.2%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (l)	327,709	327,300
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (l)	1,870,000	1,430,550
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (l)	120,000	48,300
Sheridan Investment Partners I term loan 4.25% 12/16/20 (l)	168,684	146,755
Sheridan Production Partners I Tranche M, term loan 4.25% 12/16/20 (l)	8,751	7,614
TPF II Power, LLC Tranche B, term loan 5.5082% 10/2/21 (l)	223,875	225,554
		2,186,073
TOTAL ENERGY		2,206,488
FINANCIALS - 0.0%
Real Estate Management & Development - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (l)	23,913	23,674
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (l)	1,056,987	1,056,047
Rural/Metro Corp.:
Tranche 2LN, term loan 14.5% 1/31/16	4,148	3,879
Tranche B, term loan 19.5% 1/31/16	13,558	12,676
		1,072,602
Life Sciences Tools & Services - 0.1%
Jaguar Holding Co. II Tranche B, term loan 4% 12/5/18 (l)	1,216,215	1,214,695
TOTAL HEALTH CARE		2,287,297
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (l)	180,000	179,100

	Principal Amount (d)	Value
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.0%
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (l)	$ 270,439	$ 266,734
Semiconductors & Semiconductor Equipment - 0.1%
Avago Technologies, Inc. Tranche B, term loan 3.75% 5/6/21 (l)	972,949	973,815
Software - 0.1%
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (l)	730,000	752,813
Transfirst, Inc. Tranche 2LN, term loan 9% 11/12/22 (l)	60,000	60,090
TransFirst, Inc. Tranche B 1LN, term loan 4.75% 11/12/21 (l)	49,750	49,626
		862,529
TOTAL INFORMATION TECHNOLOGY		2,103,078
MATERIALS - 0.1%
Containers & Packaging - 0.0%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (l)	462,117	460,384
Metals & Mining - 0.1%
Essar Steel Algoma, Inc. Tranche B, term loan 7.5% 8/16/19 (l)	267,975	242,517
MRC Global, Inc. Tranche B, term loan 5% 11/9/19 (l)	226,930	224,955
		467,472
TOTAL MATERIALS		927,856
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (l)	738,013	743,548
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (l)	578,550	571,318
		1,314,866
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 3.8125% 3/31/17 (l)	229,977	216,178
Tranche D-2, term loan 3.7754% 3/31/19 (l)	115,023	108,122
		324,300
TOTAL TELECOMMUNICATION SERVICES		1,639,166
UTILITIES - 0.9%
Electric Utilities - 0.0%
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (l)	304,650	305,792
Bank Loan Obligations - continued
	Principal Amount (d)	Value
UTILITIES - continued
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (l)	$ 176,667	$ 175,342
Independent Power and Renewable Electricity Producers - 0.9%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (l)	10,612,004	10,607,547
TOTAL UTILITIES		11,088,681
TOTAL BANK LOAN OBLIGATIONS (Cost $24,014,721)		23,590,119
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (l)	235,782	231,066
Goldman Sachs 1.25% 12/14/19 (l)	424,375	415,888
Mizuho 1.25% 12/14/19 (l)	317,329	310,982
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $915,266)		957,936
Fixed-Income Funds - 6.0%
Shares
Fidelity Floating Rate Central Fund (m) (Cost $74,798,016)	718,612	75,626,727
Preferred Securities - 2.8%
		Principal Amount
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Globo Comunicacao e Participacoes SA 6.25% (f)(g)(h)		$ 1,355,000	1,370,058
NBCUniversal Enterprise, Inc. 5.25% (g)(h)		770,000	820,406
			2,190,464
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (h)		760,000	765,906
FINANCIALS - 2.4%
Banks - 1.9%
Banco Do Brasil SA 9% (g)(h)(l)		400,000	362,159
Bank of America Corp.:
5.125% (h)(l)		1,345,000	1,320,400
5.2% (h)(l)		2,762,000	2,652,935

		Principal Amount (d)	Value
6.25% (h)(l)		$ 910,000	$ 924,260
8% (h)(l)		255,000	277,591
8.125% (h)(l)		145,000	155,386
Barclays Bank PLC 7.625% 11/21/22		2,140,000	2,455,212
Citigroup, Inc.:
5.8% (h)(l)		1,130,000	1,141,196
5.9% (h)(l)		1,455,000	1,465,426
5.95% (h)(l)		2,675,000	2,701,706
6.3% (h)(l)		270,000	265,760
JPMorgan Chase & Co.:
5% (h)(l)		1,615,000	1,621,056
5.3% (h)(l)		865,000	867,454
6% (h)(l)		2,580,000	2,624,794
6.125% (h)(l)		725,000	735,495
6.75% (h)(l)		400,000	438,560
Wells Fargo & Co.:
5.875% (h)(l)		1,160,000	1,190,587
5.9% (h)(l)		2,500,000	2,515,823
7.98% (h)(l)		135,000	149,468
			23,865,268
Capital Markets - 0.3%
Bank of Scotland 7.281% (h)(l)	GBP	350,000	649,658
Goldman Sachs Group, Inc. 5.7% (h)(l)		1,556,000	1,574,134
Morgan Stanley 5.55% (h)(l)		870,000	877,405
			3,101,197
Consumer Finance - 0.2%
American Express Co.:
4.9% (h)(l)		1,155,000	1,137,600
5.2% (h)(l)		995,000	994,245
			2,131,845
Diversified Financial Services - 0.0%
Magnesita Finance Ltd. 8.625% (g)(h)		400,000	332,206
Insurance - 0.0%
Elm BV (SWISS REIN CO) 2.6% (Reg. S) (h)(l)	EUR	500,000	513,848
TOTAL FINANCIALS			29,944,364
INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Odebrecht Finance Ltd.:
7.5% (g)(h)		1,800,000	1,428,249
7.5% (Reg. S) (h)		100,000	79,346
			1,507,595
Preferred Securities - continued
		Principal Amount (d)	Value
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (h)		$ 920,000	$ 617,800
TOTAL PREFERRED SECURITIES (Cost $35,624,405)			35,026,129
Money Market Funds - 3.2%
	Shares
Fidelity Cash Central Fund, 0.15% (b) (Cost $40,667,291)	40,667,291	40,667,291
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $1,247,118,896)		1,253,490,351
NET OTHER ASSETS (LIABILITIES) - 0.6%		7,920,802
NET ASSETS - 100%		$ 1,261,411,153
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
28 CBOT 10 Year U.S. Treasury Note Contracts (United States)	Sept. 2015	$ 3,532,813	$ (25,867)
26 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Sept. 2015	5,692,375	5,635
27 CBOT 5-Year U.S. Treasury Note Contracts (United States)	Sept. 2015	3,219,961	157
30 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	Sept. 2015	4,621,875	(152,872)
TOTAL TREASURY CONTRACTS		$ 17,067,024	$ (172,947)

The face value of futures purchased as a percentage of net assets is 1.5%
Swaps
Interest Rate Swaps
Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/ (Depreciation)
LCH	Sep. 2017	$ 800,000	3-month LIBOR	1.5%	$ (1,981)	$ 0	$ (1,981)
LCH	Sep. 2020	500,000	3-month LIBOR	2.25%	(3,935)	0	(3,935)
CME	Sep. 2025	100,000	2.75%	3-month LIBOR	650	0	650
LCH	Sep. 2045	1,100,000	3-month LIBOR	3%	(6,246)	0	(6,246)
TOTAL INTEREST RATE SWAPS					$ (11,512)	$ 0	$ (11,512)

(1) Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Currency Abbreviations
AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
CHF	-	Swiss franc
COP	-	Colombian peso
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
HKD	-	Hong Kong dollar
IDR	-	Indonesian rupiah
INR	-	Indian rupee
JPY	-	Japanese yen
MXN	-	Mexican peso
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
RUB	-	Russian ruble
SEK	-	Swedish krona
SGD	-	Singapore dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $272,569,947 or 21.6% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $212,524.
(k) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $189,160.
(l) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(o) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(p) Quantity represents share amount.
(q) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(r) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $199,583 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aleris International, Inc.	6/1/10	$ 71,295
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 4,281
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$ 466,147
WP Rocket Holdings, Inc. Class C 19.50%	2/2/15	$ 37,356
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 45,376
Fidelity Floating Rate Central Fund	1,618,674
Total	$ 1,664,050
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 47,644,690	$ 27,618,459	$ -	$ 75,626,727	4.5%
Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 16,577,623	$ 16,544,670	$ 32,953	$ -
Consumer Staples	1,630,684	1,606,984	5,115	18,585
Energy	817,937	817,937	-	-
Financials	2,972,275	1,647,547	1,324,725	3
Health Care	13,859,814	13,624,033	-	235,781
Industrials	6,696,942	5,910,317	-	786,625
Information Technology	17,253,646	17,253,646	-	-
Materials	3,263,701	3,241,824	-	21,877
Telecommunication Services	1,840,733	1,345,319	-	495,414
Utilities	4,642	4,642	-	-
Corporate Bonds	544,775,315	-	544,773,556	1,759
U.S. Government and Government Agency Obligations	200,988,915	-	200,988,915	-
U.S. Government Agency - Mortgage Securities	10,394,408	-	10,394,408	-
Collateralized Mortgage Obligations	29,511,101	-	29,511,101	-
Commercial Mortgage Securities	18,381,395	-	18,381,395	-
Foreign Government and Government Agency Obligations	208,410,037	-	207,603,890	806,147
Supranational Obligations	242,981	-	242,981	-
Bank Loan Obligations	23,590,119	-	23,441,768	148,351
Sovereign Loan Participations	957,936	-	-	957,936
Fixed-Income Funds	75,626,727	75,626,727	-	-
Preferred Securities	35,026,129	-	35,026,129	-
Money Market Funds	40,667,291	40,667,291	-	-
Total Investments in Securities:	$ 1,253,490,351	$ 178,290,937	$ 1,071,726,936	$ 3,472,478
Derivative Instruments:
Assets
Futures Contracts	$ 5,792	$ 5,792	$ -	$ -
Swaps	650	-	650	-
Total Assets	$ 6,442	$ 5,792	$ 650	$ -
Liabilities
Futures Contracts	$ (178,739)	$ (178,739)	$ -	$ -
Swaps	(12,162)	-	(12,162)	-
Total Liabilities	$ (190,901)	$ (178,739)	$ (12,162)	$ -
Total Derivative Instruments:	$ (184,459)	$ (172,947)	$ (11,512)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 5,792	$ (178,739)
Swaps (b)	650	(12,162)
Total Value of Derivatives	$ 6,442	$ (190,901)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	64.8%
Canada	3.1%
Japan	2.7%
Germany	2.6%
Netherlands	2.6%
Luxembourg	2.1%
United Kingdom	2.1%
Bermuda	1.4%
Argentina	1.4%
Ireland	1.4%
Mexico	1.2%
France	1.1%
Italy	1.1%
Others (Individually Less Than 1%)	12.4%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,131,653,589)	$ 1,137,196,333
Fidelity Central Funds (cost $115,465,307)	116,294,018
Total Investments (cost $1,247,118,896)		$ 1,253,490,351
Cash		575,216
Receivable for investments sold		11,905,438

Receivable for fund shares sold		213,868
Dividends receivable		9,107
Interest receivable		12,389,651
Distributions receivable from Fidelity Central Funds		319,463
Receivable for daily variation margin for derivative instruments		3,009
Other receivables		4,440
Total assets		1,278,910,543

Liabilities
Payable for investments purchased
Regular delivery	$ 11,068,015
Delayed delivery	1,365,000
Payable for fund shares redeemed	4,235,814
Accrued management fee	594,132
Distribution and service plan fees payable	35,802
Other affiliated payables	137,041
Other payables and accrued expenses	63,586
Total liabilities		17,499,390

Net Assets		$ 1,261,411,153
Net Assets consist of:
Paid in capital		$ 1,241,912,568
Undistributed net investment income		24,114,479
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(10,800,655)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,184,761
Net Assets		$ 1,261,411,153

Statement of Assets and Liabilities - continued

June 30, 2015 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($102,953,077 ÷ 9,129,459 shares)	$ 11.28

Service Class: Net Asset Value, offering price and redemption price per share ($800,943 ÷ 71,122 shares)	$ 11.26

Service Class 2: Net Asset Value, offering price and redemption price per share ($172,885,579 ÷ 15,455,855 shares)	$ 11.19

Investor Class: Net Asset Value, offering price and redemption price per share ($984,771,554 ÷ 87,590,335 shares)	$ 11.24

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Dividends		$ 1,285,036
Interest		23,944,910
Income from Fidelity Central Funds		1,664,050
Total income		26,893,996

Expenses
Management fee	$ 3,532,244
Transfer agent fees	599,115
Distribution and service plan fees	196,364
Accounting fees and expenses	218,258
Custodian fees and expenses	36,581
Independent trustees' compensation	2,466
Registration fees	6
Audit	40,292
Legal	26,077
Miscellaneous	28,675
Total expenses before reductions	4,680,078
Expense reductions	(806)	4,679,272
Net investment income (loss)		22,214,724
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(8,240,485)
Foreign currency transactions	(76,035)
Futures contracts	240,464
Swaps	43,666
Total net realized gain (loss)		(8,032,390)
Change in net unrealized appreciation (depreciation) on: Investment securities	2,615,451
Assets and liabilities in foreign currencies	38,014
Futures contracts	(402,052)
Swaps	(22,685)
Total change in net unrealized appreciation (depreciation)		2,228,728
Net gain (loss)		(5,803,662)
Net increase (decrease) in net assets resulting from operations		$ 16,411,062

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,214,724	$ 41,570,013
Net realized gain (loss)	(8,032,390)	8,783,280
Change in net unrealized appreciation (depreciation)	2,228,728	(11,446,565)
Net increase (decrease) in net assets resulting from operations	16,411,062	38,906,728
Distributions to shareholders from net investment income	-	(36,724,038)
Distributions to shareholders from net realized gain	-	(14,133,853)
Total distributions	-	(50,857,891)
Share transactions - net increase (decrease)	16,501,278	113,176,111
Total increase (decrease) in net assets	32,912,340	101,224,948

Net Assets
Beginning of period	1,228,498,813	1,127,273,865
End of period (including undistributed net investment income of $24,114,479 and undistributed net investment income of $1,899,755, respectively)	$ 1,261,411,153	$ 1,228,498,813

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.12	$ 11.20	$ 11.76	$ 11.15	$ 11.36	$ 11.11
Income from Investment Operations
Net investment income (loss) E	.203	.413	.437	.465	.511	.588
Net realized and unrealized gain (loss)	(.043)	(.010)	(.403)	.704	.013	.473
Total from investment operations	.160	.403	.034	1.169	.524	1.061
Distributions from net investment income	-	(.350)	(.483)	(.425)	(.486)	(.517)
Distributions from net realized gain	-	(.133)	(.111)	(.134)	(.248)	(.294)
Total distributions	-	(.483)	(.594)	(.559)	(.734)	(.811)
Net asset value, end of period	$ 11.28	$ 11.12	$ 11.20	$ 11.76	$ 11.15	$ 11.36
Total ReturnB, C, D	1.44%	3.60%	.29%	10.50%	4.66%	9.64%
Ratios to Average Net Assets F, H
Expenses before reductions	.69%A	.68%	.68%	.69%	.69%	.71%
Expenses net of fee waivers, if any	.69%A	.68%	.68%	.69%	.69%	.70%
Expenses net of all reductions	.69%A	.68%	.68%	.69%	.69%	.70%
Net investment income (loss)	3.61%A	3.56%	3.74%	3.97%	4.38%	5.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 102,953	$ 107,847	$ 119,063	$ 164,166	$ 164,168	$ 154,861
Portfolio turnover rateG	113%A	119%	141%	129%	224%	208%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.11	$ 11.19	$ 11.75	$ 11.14	$ 11.35	$ 11.10
Income from Investment Operations
Net investment income (loss) E	.197	.401	.425	.453	.499	.574
Net realized and unrealized gain (loss)	(.047)	(.009)	(.403)	.704	.009	.469
Total from investment operations	.150	.392	.022	1.157	.508	1.043
Distributions from net investment income	-	(.339)	(.471)	(.413)	(.470)	(.499)
Distributions from net realized gain	-	(.133)	(.111)	(.134)	(.248)	(.294)
Total distributions	-	(.472)	(.582)	(.547)	(.718)	(.793)
Net asset value, end of period	$ 11.26	$ 11.11	$ 11.19	$ 11.75	$ 11.14	$ 11.35
Total ReturnB, C, D	1.35%	3.51%	.19%	10.40%	4.52%	9.48%
Ratios to Average Net Assets F, H
Expenses before reductions	.79%A	.78%	.78%	.78%	.80%	.81%
Expenses net of fee waivers, if any	.79%A	.78%	.78%	.78%	.80%	.81%
Expenses net of all reductions	.79%A	.78%	.78%	.78%	.80%	.81%
Net investment income (loss)	3.51%A	3.46%	3.64%	3.87%	4.28%	4.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 801	$ 831	$ 837	$ 975	$ 883	$ 1,199
Portfolio turnover rateG	113%A	119%	141%	129%	224%	208%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 11.14	$ 11.71	$ 11.11	$ 11.33	$ 11.11
Income from Investment Operations
Net investment income (loss) E	.186	.380	.404	.434	.478	.560
Net realized and unrealized gain (loss)	(.046)	(.005)	(.400)	.701	.021	.457
Total from investment operations	.140	.375	.004	1.135	.499	1.017
Distributions from net investment income	-	(.332)	(.463)	(.401)	(.471)	(.503)
Distributions from net realized gain	-	(.133)	(.111)	(.134)	(.248)	(.294)
Total distributions	-	(.465)	(.574)	(.535)	(.719)	(.797)
Net asset value, end of period	$ 11.19	$ 11.05	$ 11.14	$ 11.71	$ 11.11	$ 11.33
Total ReturnB, C, D	1.27%	3.37%	.03%	10.23%	4.45%	9.23%
Ratios to Average Net Assets F, H
Expenses before reductions	.94%A	.93%	.93%	.94%	.95%	.97%
Expenses net of fee waivers, if any	.94%A	.93%	.93%	.94%	.94%	.96%
Expenses net of all reductions	.94%A	.93%	.93%	.94%	.94%	.96%
Net investment income (loss)	3.36%A	3.31%	3.49%	3.72%	4.13%	4.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 172,886	$ 137,892	$ 68,196	$ 41,502	$ 25,652	$ 7,599
Portfolio turnover rateG	113%A	119%	141%	129%	224%	208%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.09	$ 11.17	$ 11.73	$ 11.12	$ 11.34	$ 11.09
Income from Investment Operations
Net investment income (loss) E	.200	.408	.432	.461	.506	.584
Net realized and unrealized gain (loss)	(.050)	(.008)	(.401)	.705	.005	.474
Total from investment operations	.150	.400	.031	1.166	.511	1.058
Distributions from net investment income	-	(.347)	(.480)	(.422)	(.483)	(.514)
Distributions from net realized gain	-	(.133)	(.111)	(.134)	(.248)	(.294)
Total distributions	-	(.480)	(.591)	(.556)	(.731)	(.808)
Net asset value, end of period	$ 11.24	$ 11.09	$ 11.17	$ 11.73	$ 11.12	$ 11.34
Total ReturnB, C, D	1.35%	3.58%	.27%	10.50%	4.55%	9.63%
Ratios to Average Net Assets F, H
Expenses before reductions	.72%A	.71%	.72%	.72%	.73%	.74%
Expenses net of fee waivers, if any	.72%A	.71%	.71%	.72%	.73%	.74%
Expenses net of all reductions	.72%A	.71%	.71%	.72%	.73%	.74%
Net investment income (loss)	3.58%A	3.52%	3.70%	3.94%	4.35%	5.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 984,772	$ 981,928	$ 939,177	$ 1,085,039	$ 817,192	$ 628,706
Portfolio turnover rateG	113%A	119%	141%	129%	224%	208%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

1. Organization.

VIP Strategic Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, and Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than.01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, defaulted bonds, market discount, partnerships (including allocations from Fidelity Central Funds) and losses deferred due to wash sales, futures contracts, and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 42,978,314
Gross unrealized depreciation	(34,946,439)
Net unrealized appreciation (depreciation) on securities	$ 8,031,875

Tax cost	$ 1,245,458,476

The Fund intends to elect to defer to its next fiscal year $516,418 of currency losses recognized during the period November 1, 2014 to December 31, 2014. The Fund elected to defer to its next fiscal year approximately $828,535 of capital losses recognized during the period November 1, 2014 to December 31, 2014.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Semiannual Report

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 240,464	$ (402,052)
Purchased Options	(90,290)	90,290
Swaps	43,666	(22,685)
Totals (a)	$ 193,840	$ (334,447)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Swaps - continued

swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $645,922,791 and $534,303,022, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 421
Service Class 2	195,943
$ 196,364

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07%( .10% for Investor Class) of class-level average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 36,456
Service Class	291
Service Class 2	53,534
Investor Class	508,834
$ 599,115

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $114 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $979 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $806 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015	Year ended December 31, 2014
From net investment income
Initial Class	$ -	$ 3,269,156
Service Class	-	25,357
Service Class 2	-	3,960,327
Investor Class	-	29,469,198
Total	$ -	$ 36,724,038
From net realized gain
Initial Class	$ -	$ 1,242,279
Service Class	-	9,948
Service Class 2	-	1,586,516
Investor Class	-	11,295,110
Total	$ -	$ 14,133,853

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Initial Class
Shares sold	220,017	745,338	$ 2,488,323	$ 8,663,108
Reinvestment of distributions	-	406,070	-	4,511,435
Shares redeemed	(785,671)	(2,086,629)	(8,859,536)	(24,079,212)
Net increase (decrease)	(565,654)	(935,221)	$ (6,371,213)	$ (10,904,669)
Service Class
Reinvestment of distributions	-	3,181	-	35,305
Shares redeemed	(3,681)	(3,178)	(41,553)	(35,305)
Net increase (decrease)	(3,681)	3	$ (41,553)	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Service Class 2
Shares sold	4,005,028	7,688,623	$ 44,910,246	$ 88,930,893
Reinvestment of distributions	-	502,887	-	5,546,843
Shares redeemed	(1,030,400)	(1,833,227)	(11,522,570)	(21,154,484)
Net increase (decrease)	2,974,628	6,358,283	$ 33,387,676	$ 73,323,252
Investor Class
Shares sold	2,884,333	7,190,870	$ 32,457,258	$ 83,664,126
Reinvestment of distributions	-	3,679,089	-	40,764,308
Shares redeemed	(3,818,269)	(6,422,064)	(42,930,890)	(73,670,906)
Net increase (decrease)	(933,936)	4,447,895	$ (10,473,632)	$ 50,757,528

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 85% of the total outstanding shares of the Fund.

12. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

13. Litigation.

The Fund, and other entities managed by Fidelity or its affiliates, were named as defendants in a lawsuit brought by creditors of a subsidiary of Energy Future Holdings Corp. ("EFH"), which is currently in bankruptcy and was formerly known as TXU. The lawsuit, which is captioned as In Re:  ENERGY FUTURE HOLDINGS CORP. et al.  U.S. Bankruptcy Court, D. Del. Case No. 14-10979 (CSS); AVENUE CAPITAL MANAGEMENT II, LP, et al. v. FIDELITY INVESTMENTS, et al. Adversary No. 14-50797 (CSS), was filed in the United States Bankruptcy Court for the District of Delaware on October 6, 2014. The plaintiffs sought to enforce an alleged agreement under which the Fund and other defendants would sell certain EFH notes to the plaintiffs at a specified price. Plaintiffs sought a declaration that an alleged right to call the securities was properly exercised and an order that the Fund and other defendants transfer the notes to the plaintiffs at the specified price. The Fund and the other defendants disputed the plaintiffs' claims and filed a motion to dismiss contending, among other things, that the right to call the notes never came into existence and was part of a proposed settlement agreement that was never completed or approved by the bankruptcy court. On January 20, 2015, the court granted the defendants' motion and dismissed the complaint with prejudice. The plaintiffs filed a notice of appeal on February 3, 2015. If the lawsuit were to be decided in a manner adverse to the Fund, the Fund could experience a loss up to $4,198,131 as of period end. The Fund will also incur legal costs in defending the case.

The Fund, and other entities managed by FMR or its affiliates, became aware in March 2015 that they were named as defendants in a lawsuit originally filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs are seeking an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contend that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In January 2015, the Court of Appeals ruled that JPMorgan, as administrative agent for all of the debtholders, released the security interest on collateral securing the debt prior to the 2009 payments. The Bankruptcy Court will now determine next steps.  At this time, Management cannot determine the amount of loss that may be realized, but expects the amount to be less than the $1,208,199 received in 2009. The Fund was not previously aware that it had been named as a defendant in this case because, in 2009, the Bankruptcy Court allowed the plaintiffs to refrain from serving any of the defendants other than JPMorgan with notice of the filing of the lawsuit. The Fund will explore all available options for minimizing any loss to the Fund. The Fund will also incur legal costs in defending the case.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	24,469,831,790.28	97.003
Withheld	756,086,184.43	2.997
TOTAL	25,225,917,974.71	100.000
John Engler
Affirmative	24,404,438,415.74	96.744
Withheld	821,479,558.97	3.256
TOTAL	25,225,917,974.71	100.000
Albert R. Gamper, Jr.
Affirmative	24,431,670,090.08	96.852
Withheld	794,247,884.63	3.148
TOTAL	25,225,917,974.71	100.000
Robert F. Gartland
Affirmative	24,472,637,370.54	97.014
Withheld	753,280,604.17	2.986
TOTAL	25,225,917,974.71	100.000
Abigail P. Johnson
Affirmative	24,442,024,432.82	96.893
Withheld	783,893,541.89	3.107
TOTAL	25,225,917,974.71	100.000
Arthur E. Johnson
Affirmative	24,444,583,833.78	96.903
Withheld	781,334,140.93	3.097
TOTAL	25,225,917,974.71	100.000
Michael E. Kenneally
Affirmative	24,475,874,452.78	97.027
Withheld	750,043,521.93	2.973
TOTAL	25,225,917,974.71	100.000
James H. Keyes
Affirmative	24,434,496,321.71	96.863
Withheld	791,421,653.00	3.137
TOTAL	25,225,917,974.71	100.000
Marie L. Knowles
Affirmative	24,446,177,909.79	96.909
Withheld	779,740,064.92	3.091
TOTAL	25,225,917,974.71	100.000
Geoffrey A. von Kuhn
Affirmative	24,444,403,935.60	96.902
Withheld	781,514,039.11	3.098
TOTAL	25,225,917,974.71	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

FMR Investment Management (U.K.) Limited

Fidelity Management & Research (Japan) Limited

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPSI-SANN-0815
1.803539.111
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Proxy Voting Results

Fidelity® Variable Insurance Products:

Target Volatility Portfolio

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in underlying mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in underlying mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Service Class	.27%
Actual		$ 1,000.00	$ 1,031.90	$ 1.36
HypotheticalA		$ 1,000.00	$ 1,023.46	$ 1.35
Service Class 2.42%
Actual		$ 1,000.00	$ 1,031.00	$ 2.12
HypotheticalA		$ 1,000.00	$ 1,022.71	$ 2.11

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Energy Select Sector SPDR ETF	0.4	0.0
Fidelity Air Transportation Portfolio	0.0*	0.0*
Fidelity Banking Portfolio	0.8	0.5
Fidelity Blue Chip Growth Fund	3.4	3.5
Fidelity Blue Chip Value Fund	1.4	0.0
Fidelity Brokerage and Investment Management Portfolio	0.0*	0.1
Fidelity Chemicals Portfolio	0.8	0.2
Fidelity Computers Portfolio	0.6	1.5
Fidelity Construction and Housing Portfolio	0.4	0.1
Fidelity Consumer Discretionary Portfolio	3.7	3.8
Fidelity Consumer Staples Portfolio	2.4	3.0
Fidelity Defense and Aerospace Portfolio	1.3	0.0
Fidelity Electronics Portfolio	1.3	1.5
Fidelity Energy Portfolio	1.7	0.7
Fidelity Energy Service Portfolio	0.0*	0.1
Fidelity Financial Services Portfolio	1.6	4.9
Fidelity Gold Portfolio	0.1	0.1
Fidelity Health Care Portfolio	4.7	4.7
Fidelity Industrials Portfolio	1.5	1.2
Fidelity IT Services Portfolio	2.4	1.2
Fidelity Large Cap Stock Fund	1.8	0.7
Fidelity Medical Delivery Portfolio	0.5	0.1
Fidelity Medical Equipment and Systems Portfolio	0.5	0.3
Fidelity Mega Cap Stock Fund	0.4	2.7
Fidelity Mid Cap Value Fund	3.4	3.6
Fidelity OTC Portfolio	0.3	1.1
Fidelity Real Estate Investment Portfolio	0.4	0.7
Fidelity Retailing Portfolio	0.8	0.5
Fidelity Small Cap Stock Fund	0.7	0.0
Fidelity Stock Selector Large Cap Value Fund	0.4	4.0
Fidelity Technology Portfolio	1.1	1.1
Fidelity Telecommunications Portfolio	0.2	0.0
Fidelity Utilities Portfolio	0.0*	0.3
Fidelity Value Discovery Fund	0.4	1.2
iShares Dow Jones U.S. Technology Sector Index ETF	0.2	0.3
KBW Regional Banking ETF	4.3	0.3
Market Vectors Gold Miners ETF	0.2	0.2
Fidelity Communications Equipment Portfolio	0.0	0.0*
Fidelity Natural Gas Portfolio	0.0	0.3
Fidelity Small Cap Value Fund	0.0	0.1
Fidelity Transportation Portfolio	0.0	1.0
Vanguard Value ETF	0.0	0.8
	44.1	46.4
International Equity Funds
Fidelity China Region Fund	0.7	0.0
Fidelity Diversified International Fund	2.0	8.6
Fidelity Emerging Asia Fund	2.3	1.0
Fidelity Emerging Markets Fund	0.1	0.9
Fidelity Europe Fund	2.3	0.0
Fidelity International Small Cap Fund	0.2	0.0
Fidelity International Small Cap Opportunities Fund	1.3	0.0
Fidelity Japan Fund	0.5	0.0
Fidelity Japan Smaller Companies Fund	0.6	0.0
Fidelity Overseas Fund	7.7	0.0
Fidelity Pacific Basin Fund	0.9	0.0*
iShares MSCI Emerging Markets Index ETF	0.6	0.0
iShares MSCI Taiwan Index ETF	0.6	0.5
WisdomTree Europe Hedged Equity ETF	1.9	1.8

	% of fund's net assets	% of fund's net assets 6 months ago
WisdomTree Japan Hedged Equity ETF	3.6	2.5
Deutsche X-trackers MSCI Europe Hedged Equity ETF	0.0	1.9
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund	0.0	0.0*
Fidelity Emerging Markets Discovery Fund	0.0	0.0*
Fidelity International Capital Appreciation Fund	0.0	0.4
Fidelity International Discovery Fund	0.0	0.9
iShares MSCI EAFE Index ETF	2.1	1.0
Spartan International Index Fund Investor Class	0.0	0.1
	27.4	19.6
Fixed-Income Funds
Fidelity Corporate Bond Fund	0.3	4.6
Fidelity High Income Fund	0.0*	0.1
Fidelity New Markets Income Fund	0.2	0.3
Fidelity Real Estate Income Fund	0.2	0.3
Fidelity Total Bond Fund	20.2	21.8
iShares Barclays 20+ Year Treasury Bond ETF	0.7	1.0
iShares JPMorgan USD Emerging Markets Bond ETF	0.5	0.4
Spartan Long-Term Treasury Bond Index Fund Investor Class	2.1	0.5
SPDR Lehman High Yield Bond ETF	1.8	2.0
iShares Barclays Aggregate Bond ETF	0.0	1.0
	26.0	32.0
U.S. Treasury Obligations
U.S. Treasury Bills, yield at date of purchase 0.02% 8/13/15	0.1	0.0
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.03% 1/29/15 to 3/19/15	0.0	0.1
	0.1	0.1
Cash Equivalents
Investments in repurchase agreements in a joint trading account at 0.12%, dated 6/30/15 due 7/1/15 (Collateralized by U.S. Treasury Obligations)	2.4	0.0
Net Other Assets (Liabilities)	0.0*	1.9
	100.0	100.0

* Amount represents less than 0.1%.

Asset Allocation (% of fund's net assets)
As of June 30, 2015*
Domestic Equity Funds	44.1%
International Equity Funds	27.4%
Fixed-Income Funds	26.0%
Cash Equivalents	2.4%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)	0.0%
* Futures	1.3%

As of December 31, 2014*
Domestic Equity Funds	46.4%
International Equity Funds	19.6%
Fixed-Income Funds	32.0%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)	1.9%
* Futures	1.8%

Semiannual Report

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 71.5%
	Shares	Value
Domestic Equity Funds - 44.1%
Energy Select Sector SPDR ETF	9,818	$ 737,921
Fidelity Air Transportation Portfolio (b)	1,006	68,808
Fidelity Banking Portfolio (b)	52,019	1,439,369
Fidelity Blue Chip Growth Fund (b)	83,132	6,022,098
Fidelity Blue Chip Value Fund (b)	148,140	2,457,643
Fidelity Brokerage and Investment Management Portfolio (b)	1,021	77,491
Fidelity Chemicals Portfolio (b)	9,183	1,328,454
Fidelity Computers Portfolio (b)	13,436	1,042,262
Fidelity Construction and Housing Portfolio (b)	12,327	707,712
Fidelity Consumer Discretionary Portfolio (b)	186,767	6,488,277
Fidelity Consumer Staples Portfolio (b)	45,409	4,260,307
Fidelity Defense and Aerospace Portfolio (b)	19,446	2,287,041
Fidelity Electronics Portfolio (b)	28,087	2,281,548
Fidelity Energy Portfolio (b)	70,011	3,095,872
Fidelity Energy Service Portfolio (b)	1,033	56,316
Fidelity Financial Services Portfolio (b)	31,143	2,784,520
Fidelity Gold Portfolio (a)(b)	15,201	245,339
Fidelity Health Care Portfolio (b)	34,895	8,267,294
Fidelity Industrials Portfolio (b)	85,714	2,695,695
Fidelity IT Services Portfolio (b)	109,067	4,297,249
Fidelity Large Cap Stock Fund (b)	113,140	3,219,953
Fidelity Medical Delivery Portfolio (b)	10,386	972,436
Fidelity Medical Equipment and Systems Portfolio (b)	22,721	867,494
Fidelity Mega Cap Stock Fund (b)	37,431	625,853
Fidelity Mid Cap Value Fund (b)	237,743	5,960,206
Fidelity OTC Portfolio (b)	6,140	510,911
Fidelity Real Estate Investment Portfolio (b)	17,456	673,279
Fidelity Retailing Portfolio (b)	14,811	1,401,450
Fidelity Small Cap Stock Fund (b)	65,217	1,250,214
Fidelity Stock Selector Large Cap Value Fund (b)	44,490	768,339
Fidelity Technology Portfolio (b)	16,612	2,006,905
Fidelity Telecommunications Portfolio (b)	4,508	282,050
Fidelity Utilities Portfolio (b)	257	17,250
Fidelity Value Discovery Fund (b)	26,073	645,038
iShares Dow Jones U.S. Technology Sector Index ETF	3,793	397,013
KBW Regional Banking ETF	170,771	7,541,247
Market Vectors Gold Miners ETF	16,415	291,530
TOTAL DOMESTIC EQUITY FUNDS		78,072,384

	Shares	Value
International Equity Funds - 27.4%
Fidelity China Region Fund (b)	34,290	$ 1,248,844
Fidelity Diversified International Fund (b)	96,311	3,605,898
Fidelity Emerging Asia Fund (b)	115,189	4,003,972
Fidelity Emerging Markets Fund (b)	10,875	266,764
Fidelity Europe Fund (b)	107,421	4,106,691
Fidelity International Small Cap Fund (b)	11,937	287,204
Fidelity International Small Cap Opportunities Fund (b)	148,738	2,278,669
Fidelity Japan Fund (b)	74,743	911,119
Fidelity Japan Smaller Companies Fund (b)	69,939	984,738
Fidelity Overseas Fund (b)	322,337	13,647,738
Fidelity Pacific Basin Fund (b)	54,559	1,567,475
iShares MSCI EAFE Index ETF	59,612	3,784,766
iShares MSCI Emerging Markets Index ETF	27,486	1,088,995
iShares MSCI Taiwan Index ETF	71,178	1,123,189
WisdomTree Europe Hedged Equity ETF	55,407	3,412,517
WisdomTree Japan Hedged Equity ETF	110,793	6,337,360
TOTAL INTERNATIONAL EQUITY FUNDS		48,655,939
TOTAL EQUITY FUNDS (Cost $124,833,429)		126,728,323
Fixed-Income Funds - 26.0%

Fidelity Corporate Bond Fund (b)	39,725	445,712
Fidelity High Income Fund (b)	4,632	41,040
Fidelity New Markets Income Fund (b)	21,816	332,044
Fidelity Real Estate Income Fund (b)	38,544	443,258
Fidelity Total Bond Fund (b)	3,385,606	35,819,717
iShares Barclays 20+ Year Treasury Bond ETF	10,574	1,242,022
iShares JPMorgan USD Emerging Markets Bond ETF	7,597	835,062
Spartan Long-Term Treasury Bond Index Fund Investor Class (b)	301,184	3,755,762
SPDR Lehman High Yield Bond ETF	84,639	3,252,677
TOTAL FIXED-INCOME FUNDS (Cost $46,703,632)		46,167,294
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% 8/13/15 (c) (Cost $109,998)	$ 110,000	110,000
Cash Equivalents - 2.4%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.12%, dated 6/30/15 due 7/1/15 (Collateralized by U.S. Treasury Obligations) # (Cost $4,220,000)	$ 4,220,014	$ 4,220,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $175,867,059)		177,225,617
NET OTHER ASSETS (LIABILITIES) - 0.0%		39,734
NET ASSETS - 100%		$ 177,265,351
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
23 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2015	$ 2,362,560	$ (51,415)

The face value of futures purchased as a percentage of net assets is 1.3%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) Affiliated Fund
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $110,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,220,000 due 7/01/15 at 0.12%
Bank of Nova Scotia	$ 1,980,347
Wells Fargo Securities LLC	2,239,653
$ 4,220,000
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$ 76,083	$ 498	$ 1,532	$ 47	$ 68,808
Fidelity Banking Portfolio	649,182	793,530	21,342	1,027	1,439,369
Fidelity Blue Chip Growth Fund	4,655,034	2,098,094	961,492	-	6,022,098
Fidelity Blue Chip Value Fund	-	2,492,894	-	-	2,457,643
Fidelity Brokerage and Investment Management Portfolio	78,015	662	1,534	93	77,491
Fidelity Chemicals Portfolio	213,761	1,149,964	-	862	1,328,454
Fidelity China Region Fund	-	1,100,366	-	-	1,248,844
Fidelity Communications Equipment Portfolio	71,927	-	72,931	-	-
Fidelity Computers Portfolio	1,969,968	333,874	1,172,350	1,141	1,042,262
Fidelity Construction and Housing Portfolio	165,577	555,431	4,208	178	707,712
Fidelity Consumer Discretionary Portfolio	5,054,442	1,450,407	186,551	4,573	6,488,277
Fidelity Consumer Staples Portfolio	4,084,531	1,306,146	973,526	9,029	4,260,307
Fidelity Corporate Bond Fund	6,136,508	1,358,896	6,893,771	94,018	445,712
Fidelity Defense and Aerospace Portfolio	-	3,206,623	682,736	5,184	2,287,041
Fidelity Diversified International Fund	11,493,402	6,576,025	15,825,931	-	3,605,898
Fidelity Electronics Portfolio	1,958,928	471,128	43,887	1,273	2,281,548
Fidelity Emerging Asia Fund	1,390,409	2,671,314	31,254	-	4,003,972
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund	830	-	879	-	-
Fidelity Emerging Markets Discovery Fund	45,064	-	45,594	-	-
Fidelity Emerging Markets Fund	1,134,376	-	900,834	-	266,764
Fidelity Energy Portfolio	918,533	2,289,205	11,127	763	3,095,872
Fidelity Energy Service Portfolio	168,902	646,477	761,683	-	56,316
Fidelity Europe Fund	-	4,096,561	-	-	4,106,691
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Financial Services Portfolio	$ 6,557,549	$ 2,612,072	$ 6,502,416	$ -	$ 2,784,520
Fidelity Gold Portfolio	160,983	116,250	20,493	-	245,339
Fidelity Health Care Portfolio	6,298,447	2,211,035	801,731	-	8,267,294
Fidelity High Income Fund	98,637	1,444	59,242	1,444	41,040
Fidelity Industrials Portfolio	1,672,293	1,099,973	35,470	1,441	2,695,695
Fidelity International Capital Appreciation Fund	497,114	-	509,817	-	-
Fidelity International Discovery Fund	1,267,927	209,222	1,577,695	-	-
Fidelity International Small Cap Fund	-	289,473	-	-	287,204
Fidelity International Small Cap Opportunities Fund	-	2,256,248	-	-	2,278,669
Fidelity IT Services Portfolio	1,611,380	2,598,864	34,583	-	4,297,249
Fidelity Japan Fund	-	925,481	-	-	911,119
Fidelity Japan Smaller Companies Fund	-	954,697	-	-	984,738
Fidelity Large Cap Stock Fund	1,016,964	2,881,382	566,173	9,638	3,219,953
Fidelity Medical Delivery Portfolio	98,821	870,240	2,147	-	972,436
Fidelity Medical Equipment and Systems Portfolio	393,804	505,988	14,708	-	867,494
Fidelity Mega Cap Stock Fund	3,670,195	-	3,073,708	-	625,853
Fidelity Mid Cap Value Fund	4,821,407	3,289,256	2,232,580	643	5,960,206
Fidelity Natural Gas Portfolio	451,988	902	437,749	902	-
Fidelity New Markets Income Fund	384,206	8,689	59,887	8,689	332,044
Fidelity OTC Portfolio	1,460,379	933,654	1,967,515	-	510,911
Fidelity Overseas Fund	-	13,725,239	3,742	-	13,647,738
Fidelity Pacific Basin Fund	13,717	1,595,382	307	-	1,567,475
Fidelity Real Estate Income Fund	461,354	5,428	17,271	5,428	443,258
Fidelity Real Estate Investment Portfolio	911,569	585,331	721,781	3,680	673,279
Fidelity Retailing Portfolio	656,638	719,998	15,631	1,019	1,401,450
Fidelity Small Cap Stock Fund	-	1,306,732	-	3,348	1,250,214
Fidelity Small Cap Value Fund	80,095	-	81,406	-	-
Fidelity Stock Selector Large Cap Value Fund	5,347,512	161,757	4,746,786	241	768,339
Fidelity Technology Portfolio	1,536,103	1,213,479	780,745	-	2,006,905
Fidelity Telecommunications Portfolio	-	285,789	-	-	282,050
Fidelity Total Bond Fund	29,311,437	13,171,375	6,408,585	382,756	35,819,716
Fidelity Transportation Portfolio	1,388,426	5,939	1,286,068	838	-
Fidelity Utilities Portfolio	399,927	150,026	507,473	-	17,250
Fidelity Value Discovery Fund	1,605,580	2,979,506	4,038,026	-	645,038
Spartan International Index Fund Investor Class	153,109	-	153,314	-	-
Spartan Long-Term Treasury Bond Index Fund Investor Class	656,820	3,655,643	168,914	38,948	3,755,762
Total	$ 113,249,853	$ 93,924,589	$ 65,419,125	$ 577,203	$ 142,851,317
Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$ 126,728,323	$ 126,728,323	$ -	$ -
Fixed-Income Funds	46,167,294	46,167,294	-	-
U.S. Treasury Obligations	110,000	-	110,000	-
Cash Equivalents	4,220,000	-	4,220,000	-
Total Investments in Securities:	$ 177,225,617	$ 172,895,617	$ 4,330,000	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (51,415)	$ (51,415)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (51,415)
Total Value of Derivatives	$ -	$ (51,415)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $4,220,000) - See accompanying schedule: Unaffiliated issuers (cost $34,473,923)	$ 34,374,300
Affiliated underlying funds (cost $141,393,136)	142,851,317
Total Investments (cost $175,867,059)		$ 177,225,617
Cash		103
Receivable for investments sold		387,268
Receivable for fund shares sold		601,116
Dividends receivable		74,527
Interest receivable		14
Receivable for daily variation margin for derivative instruments		4,485
Other receivables		5,368
Total assets		178,298,498

Liabilities
Payable for investments purchased	$ 720,089
Payable for fund shares redeemed	253,028
Accrued management fee	35,855
Distribution and service plan fees payable	21,199
Other affiliated payables	2,976
Total liabilities		1,033,147

Net Assets		$ 177,265,351
Net Assets consist of:
Paid in capital		$ 172,590,569
Undistributed net investment income		368,157
Accumulated undistributed net realized gain (loss) on investments		2,999,482
Net unrealized appreciation (depreciation) on investments		1,307,143
Net Assets		$ 177,265,351

Statement of Assets and Liabilities - continued

June 30, 2015 (Unaudited)

Service Class:
Net Asset Value, offering price and redemption price per share ($2,396,290 ÷ 207,908 shares)	$ 11.53

Service Class 2:
Net Asset Value, offering price and redemption price per share ($174,869,061 ÷ 15,207,687 shares)	$ 11.50

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Dividends from underlying funds:
Unaffiliated		$ 100,581
Affiliated		577,203
Interest		1,501
Total income		679,285

Expenses
Management fee	$ 229,844
Transfer agent fees	15,902
Distribution and service plan fees	189,875
Independent trustees' compensation	287
Miscellaneous	207
Total expenses before reductions	436,115
Expense reductions	(124,987)	311,128
Net investment income (loss)		368,157
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Sale of underlying fund shares:
Unaffiliated issuers	781,692
Affiliated	989,251
Realized gain distributions from underlying funds:
Unaffiliated	205,998
Affiliated	1,082,686
Futures contracts	109,070
Total net realized gain (loss)		3,168,697
Change in net unrealized appreciation (depreciation) on: Investment securities	376,398
Futures contracts	(89,292)
Total change in net unrealized appreciation (depreciation)		287,106
Net gain (loss)		3,455,803
Net increase (decrease) in net assets resulting from operations		$ 3,823,960

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 368,157	$ 1,306,302
Net realized gain (loss)	3,168,697	4,897,561
Change in net unrealized appreciation (depreciation)	287,106	(766,805)
Net increase (decrease) in net assets resulting from operations	3,823,960	5,437,058
Distributions to shareholders from net investment income	-	(1,303,333)
Distributions to shareholders from net realized gain	(2,064,964)	(3,702,981)
Total distributions	(2,064,964)	(5,006,314)
Share transactions - net increase (decrease)	41,207,036	70,615,698
Total increase (decrease) in net assets	42,966,032	71,046,442

Net Assets
Beginning of period	134,299,319	63,252,877
End of period (including undistributed net investment income of $368,157 and undistributed net investment income of $0, respectively)	$ 177,265,351	$ 134,299,319

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34	$ 11.19	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.17	.19
Net realized and unrealized gain (loss)	.32	.49	1.26
Total from investment operations	.36	.66	1.45
Distributions from net investment income	-	(.13)	(.07)
Distributions from net realized gain	(.17)	(.38)	(.18)
Total distributions	(.17)	(.51)	(.26)H
Net asset value, end of period	$ 11.53	$ 11.34	$ 11.19
Total ReturnB, C, D	3.19%	5.94%	14.46%
Ratios to Average Net Assets G
Expenses before reductions	.42%A	.41%	.42%A
Expenses net of fee waivers, if any	.27%A	.26%	.26%A
Expenses net of all reductions	.26%A	.26%	.26%A
Net investment income (loss)	.63%A	1.49%	1.98%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,396	$ 2,880	$ 2,802
Portfolio turnover rate I	105%A	80%	91%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F For the period February 13, 2013 (commencement of operations) to December 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.26 per share is comprised of distributions from net investment income of $.072 and distributions from net realized gain of $.183 per share.

I Amount does not include the activity of the Underlying Funds.

Financial Highlights - Service Class 2

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.32	$ 11.18	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.15	.17
Net realized and unrealized gain (loss)	.32	.49	1.26
Total from investment operations	.35	.64	1.43
Distributions from net investment income	-	(.12)	(.07)
Distributions from net realized gain	(.17)	(.38)	(.18)
Total distributions	(.17)	(.50)	(.25)
Net asset value, end of period	$ 11.50	$ 11.32	$ 11.18
Total ReturnB, C, D	3.10%	5.74%	14.32%
Ratios to Average Net Assets G
Expenses before reductions	.57%A	.56%	.56%A
Expenses net of fee waivers, if any	.42%A	.41%	.41%A
Expenses net of all reductions	.41%A	.41%	.40%A
Net investment income (loss)	.48%A	1.34%	1.83%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 174,869	$ 131,419	$ 60,451
Portfolio turnover rate H	105%A	80%	91%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F For the period February 13, 2013 (commencement of operations) to December 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount does not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

1. Organization.

VIP Target Volatility Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each underlying mutual fund and exchange-traded fund (ETF)(the Underlying Funds) as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield of price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,090,901
Gross unrealized depreciation	(2,830,792)
Net unrealized appreciation (depreciation) on securities	$ 1,260,109

Tax cost	$ 175,965,508

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Semiannual Report

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $109,070 and a change in net unrealized appreciation (depreciation) of $(89,292) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, aggregated $117,452,601 and $78,262,287, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management related services. For these services the Fund pays a monthly management fee to the investment adviser. The management fee is computed at an annual rate of .30% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the Fund. Pursuant to this agreement, FMR pays all expenses of the Fund, excluding distribution and service fees, transfer agent fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the Fund.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 1,358
Service Class 2	188,517
$ 189,875

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .15% of class-level average net assets invested in Underlying Funds that are not managed by the investment adviser or its affiliates. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Service Class	$ 285
Service Class 2	15,617
$ 15,902

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to waive the Fund's management fee in an amount equal to .05% of the Funds' average net assets until April 30, 2016. During the period, the Fund's management fee was reduced by $38,382.

In addition, FMR has contractually agreed to reimburse .10% of class-level expenses for Service Class and Service Class 2. During the period, this reimbursement reduced the Fund's Service Class and Service Class 2's expenses by the following amounts:

Reimbursement
Service Class	$ 1,358
Service Class 2	75,679

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $9,363 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $10.

In addition, during the period the following classes were reimbursed and/or waived by the investment adviser for a portion of operating expenses.

Amount
Service Class	$ 7
Service Class 2	188
Total	$ 195

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015	Year ended December 31, 2014
From net investment income
Service Class	$ -	$ 32,409
Service Class 2	-	1,270,924
Total	$ -	$ 1,303,333

Semiannual Report

8. Distributions to Shareholders - continued

	Six months ended June 30, 2015	Year ended December 31, 2014
From net realized gain
Service Class	$ 41,087	$ 97,138
Service Class 2	2,023,877	3,605,843
Total	$ 2,064,964	$ 3,702,981

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Service Class
Shares sold	51	5,081	$ 594	$ 58,995
Reinvestment of distributions	3,588	11,424	41,087	129,547
Shares redeemed	(49,725)	(12,812)	(576,994)	(145,291)
Net increase (decrease)	(46,086)	3,693	$ (535,313)	$ 43,251
Service Class 2
Shares sold	4,711,497	6,800,617	$ 54,600,701	$ 77,418,610
Reinvestment of distributions	177,067	429,364	2,023,877	4,876,767
Shares redeemed	(1,288,463)	(1,027,568)	(14,882,229)	(11,722,930)
Net increase (decrease)	3,600,101	6,202,413	$ 41,742,349	$ 70,572,447

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 94% of the total outstanding shares of the Fund.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	24,469,831,790.28	97.003
Withheld	756,086,184.43	2.997
TOTAL	25,225,917,974.71	100.000
John Engler
Affirmative	24,404,438,415.74	96.744
Withheld	821,479,558.97	3.256
TOTAL	25,225,917,974.71	100.000
Albert R. Gamper, Jr.
Affirmative	24,431,670,090.08	96.852
Withheld	794,247,884.63	3.148
TOTAL	25,225,917,974.71	100.000
Robert F. Gartland
Affirmative	24,472,637,370.54	97.014
Withheld	753,280,604.17	2.986
TOTAL	25,225,917,974.71	100.000
Abigail P. Johnson
Affirmative	24,442,024,432.82	96.893
Withheld	783,893,541.89	3.107
TOTAL	25,225,917,974.71	100.000
Arthur E. Johnson
Affirmative	24,444,583,833.78	96.903
Withheld	781,334,140.93	3.097
TOTAL	25,225,917,974.71	100.000
Michael E. Kenneally
Affirmative	24,475,874,452.78	97.027
Withheld	750,043,521.93	2.973
TOTAL	25,225,917,974.71	100.000
James H. Keyes
Affirmative	24,434,496,321.71	96.863
Withheld	791,421,653.00	3.137
TOTAL	25,225,917,974.71	100.000
Marie L. Knowles
Affirmative	24,446,177,909.79	96.909
Withheld	779,740,064.92	3.091
TOTAL	25,225,917,974.71	100.000
Geoffrey A. von Kuhn
Affirmative	24,444,403,935.60	96.902
Withheld	781,514,039.11	3.098
TOTAL	25,225,917,974.71	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Administrator

Fidelity Management & Research Company
Boston, MA

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPTV-SANN-0815
1.955018.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund V's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund V's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 28, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 28, 2015